FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149
                                   ---------

                            FRANKLIN TAX-FREE TRUST
                            -----------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  2/28
                          ----

Date of reporting period: 5/31/07
                          -------



Item 1. Schedule of Investments.


Franklin Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Alabama Tax-Free Income Fund ....................................     3

Franklin Arizona Tax-Free Income Fund ....................................     7

Franklin Colorado Tax-Free Income Fund ...................................    14

Franklin Connecticut Tax-Free Income Fund ................................    19

Franklin Double Tax-Free Income Fund .....................................    23

Franklin Federal Intermediate-Term Tax-Free Income Fund ..................    27

Franklin Federal Limited-Term Tax-Free Income Fund .......................    37

Franklin Florida Insured Tax-Free Income Fund ............................    40

Franklin Florida Tax-Free Income Fund ....................................    43

Franklin Georgia Tax-Free Income Fund ....................................    51

Franklin High Yield Tax-Free Income Fund .................................    55

Franklin Insured Tax-Free Income Fund ....................................    82

Franklin Kentucky Tax-Free Income Fund ...................................    98

Franklin Louisiana Tax-Free Income Fund ..................................   102

Franklin Maryland Tax-Free Income Fund ...................................   106

Franklin Massachusetts Insured Tax-Free Income Fund ......................   110

Franklin Michigan Insured Tax-Free Income Fund ...........................   114

Franklin Minnesota Insured Tax-Free Income Fund ..........................   121

Franklin Missouri Tax-Free Income Fund ...................................   127

Franklin New Jersey Tax-Free Income Fund .................................   133

Franklin North Carolina Tax-Free Income Fund .............................   140

Franklin Ohio Insured Tax-Free Income Fund ...............................   146

Franklin Oregon Tax-Free Income Fund .....................................   158

Franklin Pennsylvania Tax-Free Income Fund ...............................   165

Franklin Virginia Tax-Free Income Fund ...................................   171

Selected Portfolio Abbreviations .........................................   176

Notes to Statements of Investments .......................................   177

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

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  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.1%
  MUNICIPAL BONDS 98.1%
  ALABAMA 89.2%
  Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured,
    5.625%, 9/01/24 ..........................................................................     $  2,500,000     $     2,632,875
  Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
    AMBAC Insured, 5.25%, 8/15/24 ............................................................        1,755,000           1,841,048
  Alabama HFA, SFMR, Refunding, Series D-2, GNMA Secured, 5.75%, 10/01/23 ....................          555,000             561,599
  Alabama State Docks Department Docks Facilities Revenue, MBIA Insured, Pre-Refunded,
    5.50%, 10/01/22 ..........................................................................        1,000,000           1,041,880
  Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A,
    AMBAC Insured, 5.00%, 8/15/23 ............................................................        4,435,000           4,596,877
  Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24 ............................        3,470,000           3,649,399
  Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 .....................................        2,055,000           2,136,686
  Athens GO, wts., XLCA Insured, 5.00%, 2/01/36 ..............................................        2,560,000           2,637,824
  Auburn GO, Refunding, FSA Insured, 5.00%, 1/01/24 ..........................................        1,500,000           1,537,380
  Auburn University General Fee Revenue,
     AMBAC Insured, 5.00%, 6/01/34 ...........................................................        2,000,000           2,069,080
     Series A, FSA Insured, 5.00%, 6/01/32 ...................................................        5,590,000           5,857,929
  Auburn University Revenues, Athletic, Series A, FSA Insured, 5.00%, 4/01/32 ................        2,000,000           2,075,900
  Baldwin County Eastern Shore Health Care Authority Hospital Revenue, Pre-Refunded, 5.75%,
    4/01/27 ..................................................................................        1,000,000           1,035,130
  Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ............................................        1,990,000           2,073,600
  Birmingham GO, Capital Improvement, Series B, AMBAC Insured, Pre-Refunded, 5.00%,
    12/01/32 .................................................................................        7,000,000           7,377,160
  Birmingham Southern College Private Educational Building Authority Tuition Revenue,
    Refunding, 5.35%, 12/01/19 ...............................................................        1,000,000           1,005,240
  Central Elmore Water and Sewer Authority Revenue, Water, MBIA Insured, 5.00%, 1/01/29 ......        4,290,000           4,481,377
  Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, Pre-Refunded, 5.875%,
    12/01/23 .................................................................................        4,000,000           4,271,120
  Coffee County PBA, Building Revenue, MBIA Insured, 5.00%, 9/01/27 ..........................        2,145,000           2,220,332
  Cullman and Jefferson Counties Gas District Gas Revenue, MBIA Insured, 5.85%, 7/01/24 ......        2,000,000           2,144,940
  DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36 ..................        4,330,000           4,428,551
  Etowah County Board of Education Special Tax, School wts., FSA Insured, 5.00%,
     9/01/24 .................................................................................        4,235,000           4,400,123
     9/01/28 .................................................................................        2,000,000           2,074,660
     9/01/33 .................................................................................        2,500,000           2,587,800
  Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 ...............................        1,500,000           1,558,365
  Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
    9/01/14 ..................................................................................        2,000,000           2,061,100
  Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 ...............................        1,415,000           1,462,657
  Florence GO, wts., Series B, FGIC Insured, 5.00%, 9/01/23 ..................................        2,500,000           2,612,800
  Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ........................        2,000,000           2,096,020
  Gulf Shores GO, wts., AMBAC Insured, 6.00%, 9/01/21 ........................................          770,000             779,048
  Homewood Educational Building Authority Revenue, Educational Facilities, Samford
  University,
    Series A, MBIA Insured, 5.00%, 12/01/34 ..................................................        5,000,000           5,203,100
  Houston County Health Care Authority Revenue,
     AMBAC Insured, Pre-Refunded, 6.125%, 10/01/25 ...........................................        1,000,000           1,061,000
     AMBAC Insured, Pre-Refunded, 6.25%, 10/01/30 ............................................        3,150,000           3,350,813
     Series A, AMBAC Insured, 5.25%, 10/01/30 ................................................        5,000,000           5,303,400


                                         Quarterly Statements of Investments | 3

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ALABAMA (CONTINUED)
  Huntsville Capital Improvement GO, Series A, AMBAC Insured, 5.00%, 2/01/23 .................     $  1,000,000     $     1,036,280
  Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
     5.00%, 6/01/24 ..........................................................................        1,100,000           1,147,817
     Pre-Refunded, 5.40%, 6/01/22 ............................................................        4,000,000           4,333,320
     Pre-Refunded, 5.50%, 6/01/27 ............................................................        3,820,000           4,155,320
  Huntsville PBA, Lease Revenue, Municipal Justice and Public Safety Center, MBIA Insured,
    5.00%,
     10/01/25 ................................................................................        5,000,000           5,197,250
     10/01/29 ................................................................................        4,000,000           4,148,840
  Jacksonville State University Revenue, Tuition and Fee, MBIA Insured, 5.00%, 12/01/22 ......        3,000,000           3,101,550
  Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24 ..........        2,000,000           2,071,240
  Jefferson County Sewer Revenue,
     Capital Improvement wts., Series A, FGIC Insured, Pre-Refunded, 5.375%, 2/01/36 .........        6,000,000           6,209,220
     wts., ETM, 7.50%, 9/01/13 ...............................................................          200,000             216,066
     wts., Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 ..............................        3,000,000           3,152,610
  Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group,
  Series A,
    MBIA Insured,
     5.625%, 7/01/21 .........................................................................        3,000,000           3,182,760
     5.375%, 7/01/29 .........................................................................        3,095,000           3,205,368
     Pre-Refunded, 5.375%, 7/01/29 ...........................................................        1,905,000           1,982,191
  Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
     12/01/29 ................................................................................        1,540,000           1,606,959
     12/01/31 ................................................................................        3,910,000           4,065,696
  Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A,
    AMBAC Insured, 5.00%, 9/01/34 ............................................................        2,000,000           2,077,340
  Madison GO, wts.,
     AMBAC Insured, Pre-Refunded, 5.35%, 2/01/26 .............................................        2,410,000           2,551,322
     Refunding, XLCA Insured, 4.75%, 12/01/36 ................................................        2,455,000           2,469,902
  Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A,
    XLCA Insured, 4.75%, 12/01/31 ............................................................        8,485,000           8,588,432
  Marshall County Health Care Authority GO, Refunding, AMBAC Insured, 4.75%, 2/01/33 .........        3,000,000           3,015,990
  Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 ...........        2,170,000           2,269,668
  Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured,
     5.10%, 3/01/22 ..........................................................................        2,265,000           2,360,968
     5.125%, 3/01/31 .........................................................................        8,230,000           8,585,865
  Morgan County GO, wts., AMBAC Insured, 5.00%, 4/01/29 ......................................        1,975,000           2,053,506
  Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 .....................        1,935,000           2,035,968
  Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 .........................        2,150,000           2,292,481
  Orange Beach Sewer Revenue, wts., MBIA Insured, 5.00%, 2/01/30 .............................        5,000,000           5,221,050
  Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
     5/15/30 .................................................................................        1,500,000           1,561,800
     5/15/35 .................................................................................        2,000,000           2,071,520
  Oxford GO, School wts., AMBAC Insured, Pre-Refunded, 6.00%, 5/01/30 ........................        4,275,000           4,528,165
  Phenix City GO, School wts., Series B, XLCA Insured, 5.00%, 8/01/28 ........................        2,060,000           2,151,320
  Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 .........................................        2,610,000           2,728,076
  St. Clair County Board of Education wts., Tax Anticipation wts.,
     Refunding, Series C, FSA Insured, 5.85%, 2/01/29 ........................................        1,530,000           1,589,900
     Series C, FSA Insured, Pre-Refunded, 5.85%, 2/01/29 .....................................        3,285,000           3,424,350


4 | Quarterly Statements of Investments

Franklin Tax-Free Trust

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  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ALABAMA (CONTINUED)
  Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/25 ............................     $  1,700,000     $     1,798,396
  Tallassee GO, Water Gas and Sewer wts., AMBAC Insured, Pre-Refunded, 5.25%,
    5/01/31 ..................................................................................        1,135,000           1,191,727
  Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC
    Project, Series A, CIFG Insured, 5.00%, 9/01/32 ..........................................        5,000,000           5,186,950
  Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 ...................        2,215,000           2,311,796
  Trussville GO, wts., Series A, FGIC Insured, 5.00%, 10/01/36 ...............................        4,740,000           4,929,410
  University of Alabama General Revenue, Series A,
     MBIA Insured, 5.00%, 7/01/29 ............................................................        1,000,000           1,042,270
     XLCA Insured, 5.00%, 7/01/32 ............................................................        5,600,000           5,852,448
  University of Montevallo Revenue, FSA Insured, Pre-Refunded, 5.30%, 5/01/22 ................        1,940,000           2,042,587
  University of North Alabama Revenue,
     General Fee, Series A, FSA Insured, 5.375%, 11/01/17 ....................................        4,395,000           4,552,780
     Student Housing, FGIC Insured, 5.00%, 11/01/29 ..........................................        2,995,000           3,107,792
  Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital,
  Series A,
    5.65%, 11/01/22 ..........................................................................        3,465,000           3,514,480
  Warrior River Water Authority Water Revenue, FSA Insured,
     5.40%, 8/01/29 ..........................................................................        4,250,000           4,422,380
     5.50%, 8/01/34 ..........................................................................        4,735,000           4,934,533
                                                                                                                    ---------------
                                                                                                                        249,504,472
                                                                                                                    ---------------
  U.S. TERRITORIES 8.9%
  PUERTO RICO 7.4%
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ...............................................        1,495,000           1,576,612
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..............................................        1,885,000           1,979,080
     Refunding, FSA Insured, 5.25%, 7/01/27 ..................................................        1,005,000           1,049,059
     Refunding, FSA Insured, 5.125%, 7/01/30 .................................................        1,115,000           1,157,849
     Series A, 5.125%, 7/01/31 ...............................................................        3,550,000           3,635,591
     Series A, Pre-Refunded, 5.125%, 7/01/31 .................................................        1,450,000           1,522,370
  Puerto Rico Electric Power Authority Power Revenue, Series II, FSA Insured, Pre-Refunded,
    5.125%, 7/01/26 ..........................................................................        5,000,000           5,344,200
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.25%, 7/01/27 .....................................................          760,000             789,754
     Refunding, Series G, 5.00%, 7/01/26 .....................................................        1,000,000           1,026,980
     Series D, Pre-Refunded, 5.25%, 7/01/27 ..................................................        2,305,000           2,450,146
                                                                                                                    ---------------
                                                                                                                         20,531,641
                                                                                                                    ---------------
  VIRGIN ISLANDS 1.5%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/13 ................................................................................        1,700,000           1,747,668
     10/01/22 ................................................................................        2,300,000           2,358,788
                                                                                                                    ---------------
                                                                                                                          4,106,456
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                           24,638,097
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $264,666,252) ............................................                          274,142,569
                                                                                                                    ---------------


                                         Quarterly Statements of Investments | 5

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.9%
  MUNICIPAL BONDS 0.9%
  ALABAMA 0.6%
a Jefferson County Sewer Revenue, Capital Improvement wts., Series A, FGIC Insured,
   Weekly VRDN and Put, 3.82%, 2/01/42 .......................................................     $  1,350,000     $     1,350,000
a Mobile County IDA Pollution Control Revenue, ExxonMobil Project, Refunding, Daily VRDN and
   Put, 3.91%, 7/15/32 .......................................................................          175,000             175,000
a West Jefferson IDB, PCR, Alabama Power Co. Project, Refunding, Daily VRDN and Put, 3.96%,
   6/01/28 ...................................................................................          100,000             100,000
                                                                                                                    ---------------
                                                                                                                          1,625,000
                                                                                                                    ---------------
  U.S. TERRITORIES 0.3%
  PUERTO RICO 0.3%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.61%, 12/01/15 .....................................................        1,000,000           1,000,000
                                                                                                                    ---------------
 TOTAL SHORT TERM INVESTMENTS (COST $2,625,000) ..............................................                            2,625,000
                                                                                                                    ---------------
 TOTAL INVESTMENTS (COST $267,291,252) 99.0% .................................................                          276,767,569
 OTHER ASSETS, LESS LIABILITIES 1.0% .........................................................                            2,926,266
                                                                                                                    ---------------
 NET ASSETS 100.0% ...........................................................................                      $   279,693,835
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.6%
   MUNICIPAL BONDS 98.6%
   ARIZONA 80.6%
   Arizona Health Facilities Authority Hospital System Revenue,
     John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32 ...........................     $  3,280,000     $     3,591,830
     Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 .............................        1,340,000           1,370,994
   Arizona Health Facilities Authority Revenue,
     Catholic Healthcare West, Series A, Pre-Refunded, 6.625%, 7/01/20 .......................        6,390,000           6,932,511
     Series A, 5.00%, 1/01/24 ................................................................        6,000,000           6,188,640
   Arizona School Facilities Board Revenue, State School Improvement, Pre-Refunded,
     5.00%, 7/01/19 ..........................................................................        2,000,000           2,088,160
   Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1, AMBAC
     Insured, Pre-Refunded, 5.125%, 6/01/25 ..................................................        2,000,000           2,095,720
   Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured,
     5.00%, 8/01/33 ..........................................................................        1,000,000           1,032,000
   Arizona State University COP,
     Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded,
       5.00%, 7/01/20 ........................................................................        5,475,000           5,762,438
     Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded,
       5.00%, 7/01/21 ........................................................................        5,965,000           6,278,163
     Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded,
       5.10%, 7/01/23 ........................................................................        3,545,000           3,747,313
     Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded,
       5.10%, 7/01/24 ........................................................................        1,875,000           1,982,006
     Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded,
       5.10%, 7/01/25 ........................................................................        2,640,000           2,790,665
     Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 .................        1,350,000           1,351,877
     Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 .........................       17,250,000          17,960,527
     Research Infrastructure Projects, Series A, AMBAC Insured, 5.00%, 9/01/27 ...............        4,415,000           4,601,578
   Arizona State University Revenues,
     FGIC Insured, 5.00%, 7/01/23 ............................................................        2,890,000           2,993,202
     FGIC Insured, 5.00%, 7/01/25 ............................................................        2,250,000           2,328,278
     System, FGIC Insured, Pre-Refunded, 5.875%, 7/01/25 .....................................        1,000,000           1,051,830
     System, Refunding, AMBAC Insured, 5.00%, 7/01/27 ........................................        1,895,000           1,995,170
   Arizona Student Loan Acquisition Authority Student Loan Revenue,
     junior sub., Refunding, Series B-1, 6.15%, 5/01/29 ......................................        1,000,000           1,049,050
     Refunding, Senior Series A-1, 5.90%, 5/01/24 ............................................        1,500,000           1,574,610
   Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A,
     MBIA Insured, 5.00%, 7/01/28 ............................................................        7,000,000           7,255,430
   Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured, 6.125%,
     7/20/41 .................................................................................        2,235,000           2,340,894
   Downtown Phoenix Hotel Corp. Revenue,
     Senior Series A, FGIC Insured, 5.00%, 7/01/40 ...........................................       26,485,000          27,455,410
     Sub Series B, FGIC Insured, 5.00%, 7/01/36 ..............................................       25,095,000          26,032,800
     Sub Series B, FGIC Insured, 5.00%, 7/01/40 ..............................................       12,845,000          13,315,641
   Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,
     5.00%, 12/01/32 .........................................................................        4,025,000           4,044,562
     5.00%, 12/01/42 .........................................................................       12,870,000          12,880,296
     Series B, 5.00%, 12/01/37 ...............................................................        3,000,000           3,008,220


                                         Quarterly Statements of Investments | 7

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   ARIZONA (CONTINUED)
   Glendale IDAR, Midwestern University,
      Refunding, 5.00%, 5/15/31 ..............................................................     $  7,080,000     $     7,383,449
      Series A, 5.375%, 5/15/28 ..............................................................        8,000,000           8,176,320
      Series A, Connie Lee Insured, Pre-Refunded, 6.00%, 5/15/16 .............................          455,000             459,550
      Series A, Connie Lee Insured, Pre-Refunded, 6.00%, 5/15/26 .............................          340,000             343,400
      Series A, MBIA Insured, 5.375%, 5/15/28 ................................................        1,050,000           1,074,623
   Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
     7/01/33 .................................................................................        1,000,000           1,037,030
   Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 ................        2,000,000           2,083,820
   Goodyear Community Facilities General District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 .....        1,500,000           1,565,820
   Goodyear Community Facilities Utilities District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 ...        1,000,000           1,043,880
   Greater Arizona Development Authority Infrastructure Revenue, Series A, MBIA Insured,
     5.00%, 8/01/26 ..........................................................................        4,425,000           4,639,037
   Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured,
     5.25%, 7/01/22 ..........................................................................        1,100,000           1,127,016
   Maricopa County GO, USD No. 41, Gilbert,
      6.25%, 7/01/15 .........................................................................          160,000             164,091
      Pre-Refunded, 6.25%, 7/01/15 ...........................................................        1,840,000           1,889,202
   Maricopa County Hospital Revenue, Sun Health Corp.,
      5.30%, 4/01/29 .........................................................................        7,095,000           7,185,248
      Refunding, 5.80%, 4/01/08 ..............................................................        3,870,000           3,920,504
      Refunding, 5.90%, 4/01/09 ..............................................................        2,120,000           2,172,724
      Refunding, 6.125%, 4/01/18 .............................................................        4,380,000           4,462,913
      Refunding, 5.00%, 4/01/35 ..............................................................       12,090,000          12,213,922
   Maricopa County IDA,
      MFHR, Senior National Health Facilities II, Project A, FSA Insured, ETM, 5.50%,
        1/01/18 ..............................................................................        2,000,000           2,202,320
      MFHR, Villas de Merced Apartment Project, Series A, GNMA Secured, 5.50%, 12/20/37 ......          570,000             572,970
      MFHR, Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 ............        1,650,000           1,684,287
      SFMR, GNMA Secured, 6.25%, 12/01/30 ....................................................           35,000              35,144
   Maricopa County IDA Health Facilities Revenue,
      Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23 .........................        7,000,000           7,380,240
      Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 ..........................       12,250,000          12,923,872
      Catholic Healthcare West, Refunding, Series A, ACA Insured, 5.00%, 7/01/16 .............        1,785,000           1,812,703
      Catholic Healthcare West, Refunding, Series A, ACA Insured, 5.00%, 7/01/21 .............        9,600,000           9,722,208
      Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 ..................        9,535,000           9,702,053
      Catholic Healthcare West Project, Series A, Pre-Refunded, 5.00%, 7/01/16 ...............          780,000             780,733
      Mayo Clinic, 5.00%, 11/15/36 ...........................................................       25,750,000          26,251,610
   Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Series A, 5.25%,
     7/01/32 .................................................................................       10,000,000          10,396,200
   Maricopa County IDA Hospital Facility Revenue,
      Mayo Clinic Hospital, 5.25%, 11/15/37 ..................................................       16,000,000          16,328,320
      Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 ...................................        3,000,000           3,055,110
      Samaritan Health Services, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ................        1,890,000           2,261,895


8 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   ARIZONA (CONTINUED)
   Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A,
     GNMA Secured, 5.00%, 8/20/35 ............................................................     $  1,725,000     $     1,768,953
   Maricopa County Pollution Control Corp. PCR, Public Service Co. Palo Verde Project,
     Series A, AMBAC Insured, 5.05%, 5/01/29 .................................................       11,500,000          11,928,490
   Mesa Utility System Revenue,
      FGIC Insured, 5.00%, 7/01/21 ...........................................................        5,000,000           5,220,400
      MBIA Insured, Pre-Refunded, 5.00%, 7/01/26 .............................................       10,000,000          10,667,500
      MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .............................................       10,500,000          11,200,875
      MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 .............................................       11,000,000          11,734,250
      Refunding, Second Series, FGIC Insured, 4.50%, 7/01/28 .................................       10,000,000           9,986,200
   Nogales Municipal Development Authority Inc. GO, MBIA Insured, 5.00%, 6/01/36 .............        6,075,000           6,356,941
   Northern Arizona University COP,
      AMBAC Insured, 5.00%, 9/01/30 ..........................................................        6,360,000           6,621,968
      Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/25 ...........        2,130,000           2,242,954
      Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/27 ...........        2,355,000           2,476,542
   Northern Arizona University Revenues, FGIC Insured, Pre-Refunded, 5.00%, 6/01/30 ..........        1,000,000           1,051,740
   Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 ..............................        1,300,000           1,328,171
   Phoenix Airport Revenue,
      Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 ......................................          700,000             700,679
      Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 ......................................        1,680,000           1,681,680
      Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 ......................................        1,785,000           1,786,767
      Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 ......................................          570,000             570,564
      Series D, MBIA Insured, 6.30%, 7/01/10 .................................................        1,800,000           1,801,800
      Series D, MBIA Insured, 6.40%, 7/01/11 .................................................        3,825,000           3,828,787
      Series D, MBIA Insured, 6.40%, 7/01/12 .................................................          820,000             820,812
   Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series B, FGIC Insured,
     5.25%,
      7/01/22 ................................................................................        3,000,000           3,125,760
      7/01/23 ................................................................................        5,000,000           5,207,300
      7/01/27 ................................................................................       15,250,000          15,818,977
   Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
     Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
      7/01/27 ................................................................................        3,945,000           3,336,957
      7/01/28 ................................................................................        2,000,000           1,697,160
      7/01/29 ................................................................................        2,000,000           1,702,060
      7/01/36 ................................................................................        5,000,000           4,325,350
      7/01/37 ................................................................................        7,000,000           6,061,020
   Phoenix Civic Improvement Corp. Excise Tax Revenue,
      Adams Street Garage Project, senior lien, Series B, 5.35%, 7/01/24 .....................        2,985,000           3,089,982
      Municipal Courthouse Project, senior lien, Series A, 5.375%, 7/01/29 ...................       18,310,000          18,962,935
      Subordinated, Civic Plaza Expansion Project, Series A, FGIC Insured, 5.00%, 7/01/30 ....        5,525,000           5,774,730
      Subordinated, Civic Plaza Expansion Project, Series A, FGIC Insured, 5.00%, 7/01/35 ....       12,000,000          12,517,560
   Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 .............................................        3,000,000           3,216,300
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 .............................................        3,670,000           3,934,607
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 .............................................       24,715,000          26,496,951
      MBIA Insured, 5.00%, 7/01/28 ...........................................................        2,000,000           2,087,020
      MBIA Insured, 5.00%, 7/01/29 ...........................................................        3,405,000           3,555,263


                                         Quarterly Statements of Investments | 9

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   ARIZONA (CONTINUED)
   Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, (continued)
      Refunding, FGIC Insured, 5.00%, 7/01/20 ................................................     $  9,710,000     $    10,063,929
      Refunding, FGIC Insured, 5.125%, 7/01/21 ...............................................       10,000,000          10,399,500
      Refunding, FGIC Insured, 5.00%, 7/01/24 ................................................        7,050,000           7,280,182
   Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
      FGIC Insured, 5.00%, 7/01/26 ...........................................................        3,250,000           3,369,080
      MBIA Insured, 5.00%, 7/01/29 ...........................................................        5,000,000           5,246,850
   Phoenix GO,
      5.25%, 7/01/22 .........................................................................        5,420,000           5,645,689
    a Various Purpose, Series A, 4.50%, 7/01/25 ..............................................       15,000,000          14,981,100
      Various Purpose, Series B, 5.00%, 7/01/27 ..............................................        8,360,000           8,798,900
   Phoenix HFC Mortgage Revenue, Section 8 Project, Refunding, Series A, MBIA
     Insured, 6.90%, 1/01/23 .................................................................        1,125,000           1,126,755
   Phoenix IDA, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 ................................           15,000              15,043
   Phoenix IDA Government Office Lease Revenue,
      Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21 .............................        4,300,000           4,456,649
      Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28 .............................        4,000,000           4,126,480
      Capitol Mall LLC II Project, Refunding, AMBAC Insured, 5.00%, 9/15/26 ..................        3,445,000           3,613,702
      Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.375%, 9/15/22 .....................        2,000,000           2,094,840
      Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.50%, 9/15/27 ......................       22,300,000          23,442,652
      Capitol Mall Project, Refunding, AMBAC Insured, 5.00%, 9/15/27 .........................        4,615,000           4,837,720
   Phoenix IDA Hospital Revenue, Series B, Connie Lee Insured, Pre-Refunded,
      5.75%, 12/01/16 ........................................................................        3,500,000           3,604,545
   Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%, 6/01/09 ....          915,000             920,225
   Phoenix Street and Highway Revenue, Refunding, 6.60%, 7/01/07 .............................          610,000             610,531
   Pima County IDA, SFMR,
      Refunding, Series A, 7.625%, 2/01/12 ...................................................          155,000             155,157
      Series B-1, GNMA Secured, 6.10%, 5/01/31 ...............................................           30,000              30,112
   Salt River Project Agricultural Improvement and Power District Electric System Revenue,
      Salt River Project,
      Refunding, Series A, 5.00%, 1/01/23 ....................................................        6,000,000           6,233,040
      Refunding, Series A, 5.00%, 1/01/31 ....................................................        1,375,000           1,422,204
      Series A, 5.00%, 1/01/37 ...............................................................       20,500,000          21,474,160
   San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA
     Insured, 5.00%, 7/01/38 .................................................................        8,650,000           8,975,326
   Scottsdale GO, Refunding, 5.00%, 7/01/22 ..................................................        3,000,000           3,134,850
   Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Pre-Refunded,
      5.70%, 12/01/21 ........................................................................        2,000,000           2,156,040
      5.80%, 12/01/31 ........................................................................       14,865,000          16,085,268
   Scottsdale Municipal Property Corp. Excise Tax Revenue,
      Pre-Refunded, 5.00%, 7/01/24 ...........................................................        5,000,000           5,333,750
      Pre-Refunded, 5.00%, 7/01/30 ...........................................................        7,580,000           8,169,724
      Series A, Pre-Refunded, 5.00%, 7/01/34 .................................................        2,000,000           2,133,500


10 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   ARIZONA (CONTINUED)
   Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
      12/01/25 ...............................................................................     $  1,420,000     $     1,476,743
      12/01/30 ...............................................................................        1,815,000           1,879,723
      12/01/35 ...............................................................................        2,000,000           2,061,360
   Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue, University
     of Arizona Project, MBIA Insured, Pre-Refunded, 5.10%, 9/01/33 ..........................        3,000,000           3,176,190
   Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
      7/01/28 ................................................................................        4,275,000           4,442,580
      7/01/34 ................................................................................       11,510,000          11,923,784
   Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
      5.40%, 11/20/22 ........................................................................        1,090,000           1,125,022
      5.45%, 11/20/32 ........................................................................        1,285,000           1,330,193
   Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ...........       10,000,000          10,321,900
   Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC
     Insured, 5.00%, 7/15/32 .................................................................        1,000,000           1,029,460
   Tucson Water Revenue,
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 ...................................        3,600,000           3,758,688
      Series D, FGIC Insured, Pre-Refunded, 5.25%, 7/01/23 ...................................        3,000,000           3,090,630
   University Medical Center Corp. Revenue, 5.00%, 7/01/35 ...................................        7,000,000           7,092,540
   University of Arizona COP,
      Parking and Student Housing, AMBAC Insured, Pre-Refunded, 5.75%, 6/01/24 ...............        1,115,000           1,158,006
      University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 ................        7,070,000           7,332,580
      University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 ................        7,000,000           7,252,560
      University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 ................        5,565,000           5,756,881
      University of Arizona Projects, Series B, AMBAC Insured, Pre-Refunded,
        5.125%, 6/01/22 ......................................................................        2,250,000           2,379,083
   University of Arizona University Revenues, Arizona Board of Regents System, Series
     A, FGIC Insured, 5.80%, 6/01/24 .........................................................        2,000,000           2,098,020
   Yavapai County IDA Hospital Facility Revenue, Regional Medical Center, Series A,
     6.00%, 8/01/33 ..........................................................................        2,000,000           2,124,260
   Yavapai County USD No. 28 Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 ..........           75,000              75,122
   Yuma IDA Hospital Revenue, Yuma Regional Medical Center, FSA Insured,
     Pre-Refunded, 5.50%, 8/01/21 ............................................................        2,015,000           2,161,047
   Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured,
     5.00%, 7/01/25 ..........................................................................        3,100,000           3,176,973
                                                                                                                    ---------------
                                                                                                                        831,998,882
                                                                                                                    ---------------
   U.S. TERRITORIES 18.0%
   PUERTO RICO 17.6%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed
     Bonds, Refunding, 5.50%, 5/15/39 ........................................................        5,000,000           5,241,850
   Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.375%, 7/01/28 ................        3,355,000           3,492,119
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
     Series Y, Pre-Refunded,
      5.00%, 7/01/36 .........................................................................       10,000,000          10,762,200
      5.50%, 7/01/36 .........................................................................        8,550,000           9,524,358


                                        Quarterly Statements of Investments | 11

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES (CONTINUED)
   PUERTO RICO (CONTINUED)
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................     $ 19,600,000     $    21,001,400
      Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................        5,000,000           5,355,300
   Puerto Rico Electric Power Authority Power Revenue, Series II, Pre-Refunded, 5.25%,
     7/01/31 .................................................................................       15,000,000          16,104,000
   Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
     12/01/26 ................................................................................           40,000              40,000
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue,
      Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 .....................        4,665,000           4,669,852
      Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ..............        2,790,000           2,793,962
   Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 ...................................................        8,190,000           8,560,597
      Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................       21,810,000          23,307,911
      Series I, 5.375%, 7/01/34 ..............................................................       40,000,000          42,396,800
      Series I, 5.00%, 7/01/36 ...............................................................        7,000,000           7,201,250
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      5.50%, 8/01/29 .........................................................................        3,660,000           3,819,759
      Pre-Refunded, 5.50%, 8/01/29 ...........................................................       11,340,000          12,119,965
   University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
     6/01/30 .................................................................................        5,280,000           5,465,486
                                                                                                                    ---------------
                                                                                                                        181,856,809
                                                                                                                    ---------------
   VIRGIN ISLANDS 0.4%
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/13 ...        2,500,000           2,570,100
   Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%,
     7/01/17 .................................................................................        1,500,000           1,551,120
                                                                                                                    ---------------
                                                                                                                          4,121,220
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES ....................................................................                          185,978,029
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $975,898,811) ...........................................                        1,017,976,911
                                                                                                                    ---------------
   SHORT TERM INVESTMENTS 1.1%
   MUNICIPAL BONDS 1.1%
   ARIZONA 0.2%
 b Arizona Health Facilities Authority Revenue, Arizona Voluntary Hospital Federation,
     Series B, Weekly VRDN and Put, 3.76%, 10/01/15 ..........................................        1,820,000           1,820,000
                                                                                                                    ---------------


12 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES 0.9%
   PUERTO RICO 0.9%
 b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA
     Insured, Weekly VRDN and Put, 3.61%, 12/01/15 ...........................................     $  7,750,000     $     7,750,000
 b Puerto Rico Commonwealth Highway and Transportation Authority Transportation
     Revenue, Series A, AMBAC Insured, Weekly VRDN and Put, 3.63%, 7/01/28 ...................        1,870,000           1,870,000
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES ....................................................................                            9,620,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $11,440,000) ...........................................                           11,440,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $987,338,811) 99.7% ...............................................                        1,029,416,911
   OTHER ASSETS, LESS LIABILITIES 0.3% .......................................................                            3,504,440
                                                                                                                    ---------------
   NET ASSETS 100.0% .........................................................................                      $ 1,032,921,351
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  MUNICIPAL BONDS 98.5%
  COLORADO 94.5%
  Adams County School District No. 14 GO, FSA Insured, 5.125%, 12/01/31 ......................      $ 6,325,000     $     6,728,029
  Arapahoe County MFR, Housing Development Reserve South Creek, Series A, FSA Insured,
    6.45%, 6/01/32 ...........................................................................        3,105,000           3,243,421
  Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
    12/01/32 .................................................................................       15,000,000          15,629,100
  Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured, 5.25%,
    10/01/32 .................................................................................        1,690,000           1,808,114
    10/01/40 .................................................................................        8,200,000           8,721,356
  Arvada IDR, Wanco Inc. Project,
    5.25%, 12/01/07 ..........................................................................           25,000              25,043
    5.80%, 12/01/17 ..........................................................................          480,000             484,440
  Aspen Valley Hospital District Revenue, Refunding, 5.00%, 10/15/26 .........................        1,670,000           1,701,797
  Aurora COP, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/30 ...................................        4,935,000           5,206,672
  Aurora Sewer Improvement Revenue, first lien, MBIA Insured, 5.00%, 8/01/29 .................        7,285,000           7,706,729
  Boulder County Development Revenue, University Corp. for Atmospheric Research,
    MBIA Insured, 5.00%, 9/01/33 .............................................................        1,500,000           1,551,525
  Boulder County Hospital Revenue, Longmont United Hospital Project, Pre-Refunded,
     5.50%, 12/01/12 .........................................................................        1,000,000           1,017,010
     5.60%, 12/01/17 .........................................................................        3,385,000           3,443,933
  Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 ...................        2,500,000           2,596,725
  Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%, 12/01/34 ........        8,655,000           9,188,061
  Broomfield COP,
     Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 .......................        1,535,000           1,595,372
     Refunding, AMBAC Insured, 6.00%, 12/01/29 ...............................................        2,000,000           2,098,200
  Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured,
    5.00%, 12/01/27 ..........................................................................       10,000,000          10,363,700
  Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%,
    12/01/31 .................................................................................        7,500,000           7,754,250
  Centennial Downs Metropolitan District GO, Refunding, AMBAC Insured, 5.00%, 12/01/28 .......        1,560,000           1,627,252
  Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 ....................        6,915,000           7,193,052
  Colorado Educational and Cultural Facilities Authority Revenue,
     Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
       7/01/27 ...............................................................................        6,545,000           6,766,679
     Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
       7/01/32 ...............................................................................       10,005,000          10,316,155
     University of Denver Project, AMBAC Insured, Pre-Refunded, 5.375%, 3/01/23 ..............        1,050,000           1,106,322
     University of Denver Project, Refunding, Series B, FGIC Insured, Pre-Refunded, 5.25%,
       3/01/35 ...............................................................................        3,250,000           3,554,460
  Colorado Health Facilities Authority Revenue,
    Catholic Health Initiatives, Series A, Pre-Refunded, 5.00%, 12/01/28 .....................        1,800,000           1,840,230
    Community Provider Pooled Loan Program, Series A, FSA Insured, 7.25%, 7/15/17 ............           88,000              88,177
    Evangelical Lutheran, Series A, 5.25%, 6/01/34 ...........................................        3,500,000           3,624,075
    Evangelical Lutheran Project, 5.25%, 6/01/31 .............................................        4,000,000           4,147,880
    Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
     12/01/25 ................................................................................        3,050,000           3,161,935
    Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
     12/01/26 ................................................................................        3,205,000           3,317,624


14 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Colorado Health Facilities Authority Revenue, (continued)
     Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
       12/01/27 ..............................................................................      $ 3,365,000     $     3,480,621
     Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
       12/01/30 ..............................................................................        3,000,000           3,096,060
     Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/20 .......................          890,000             915,970
     Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/25 .......................        1,000,000           1,021,600
     Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured,
       Pre-Refunded, 5.75%, 5/15/24 ..........................................................        5,000,000           5,233,200
     Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 .......................................        8,000,000           8,140,800
     Parkview Medical Center Inc. Project, 5.25%, 9/01/18 ....................................        1,660,000           1,672,931
     Parkview Medical Center Inc. Project, 5.30%, 9/01/25 ....................................        1,615,000           1,625,821
     Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26 .............................        2,500,000           2,803,050
     Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31 ..............................        5,500,000           6,138,825
  Colorado HFAR,
     MF, Project II, Series A-2, 5.30%, 10/01/23 .............................................        1,645,000           1,699,647
     MF, Project II, Series A-2, 5.375%, 10/01/32 ............................................        3,605,000           3,690,439
     MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 ..............................        2,630,000           2,726,179
     MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 ..........................        1,000,000           1,020,790
     MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32 .......................................        1,535,000           1,579,346
  Colorado Springs Hospital Revenue,
     6.375%, 12/15/30 ........................................................................        3,785,000           4,082,387
     Pre-Refunded, 6.375%, 12/15/30 ..........................................................        3,715,000           4,051,542
  Colorado Springs Utilities Revenue,
     Refunding and Improvement, Series A, 5.375%, 11/15/26 ...................................       10,000,000          10,061,300
     sub. lien, System Improvement, Series B, 5.00%, 11/15/33 ................................        4,000,000           4,135,560
  Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons Academic
    Facility Project, Series B, MBIA Insured, 5.00%, 11/01/30 .............................           5,000,000           5,230,150
  Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
     6.15%, 9/01/11 ..........................................................................          125,000             125,251
     6.30%, 9/01/14 ..........................................................................           25,000              25,053
  Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
    Series A, FGIC Insured,
     5.80%, 11/01/20 .........................................................................          800,000             846,696
     Pre-Refunded, 5.80%, 11/01/20 ...........................................................        1,200,000           1,275,936
  Colorado Water Resources and Power Development Authority Water Resources Revenue,
     Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 ..............       10,475,000          10,976,648
     East Cherry Creek Valley Water Sanitary District, MBIA Insured, 5.00%, 11/15/30 .........        2,590,000           2,728,436
     Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 ........................        5,000,000           5,231,250
  Commerce City COP, AMBAC Insured, 5.00%, 12/15/37 ..........................................       13,975,000          14,577,462
  Denver City and County Airport Revenue,
     Refunding, Series A, AMBAC Insured, 5.625%, 11/15/23 ....................................        4,500,000           4,684,500
     Refunding, Series B, 5.50%, 11/15/33 ....................................................        5,000,000           5,256,900
     Series D, 7.75%, 11/15/13 ...............................................................        1,000,000           1,101,920
  Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25 .........        7,000,000           7,442,050
  Denver Convention Center Hotel Authority Revenue, Refunding, Senior, XLCA Insured, 5.00%,
    12/01/30 .................................................................................       15,000,000          15,581,100


                                        Quarterly Statements of Investments | 15

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Denver Health and Hospital Authority Healthcare Revenue,
    Refunding, Series A, 5.25%, 12/01/31 .....................................................      $ 9,250,000     $     9,493,275
    Series A, Pre-Refunded, 6.00%, 12/01/23 ..................................................        1,000,000           1,084,000
    Series A, Pre-Refunded, 6.00%, 12/01/31 ..................................................        5,400,000           5,853,600
    Series A, Pre-Refunded, 6.25%, 12/01/33 ..................................................        3,250,000           3,714,588
  Douglas County School District No. RE-1 Douglas and Elbert Counties GO, Improvement,
   Series B, FSA Insured, 5.00%, 12/15/30 ....................................................        1,835,000           1,918,034
  Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured, 5.00%,
   11/01/35 ..................................................................................        5,875,000           6,132,795
  E-470 Public Highway Authority Revenue,
    Capital Appreciation, Series A, MBIA Insured, zero cpn., 9/01/33 .........................        3,000,000             768,120
    Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/32 .........................        7,800,000           2,113,020
    Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/34 .........................       14,075,000           3,397,283
    Refunding, Senior Series A, MBIA Insured, 5.00%, 9/01/26 .................................        5,000,000           5,059,750
    Senior Series A, MBIA Insured, 5.75%, 9/01/29 ............................................        4,575,000           4,925,171
    Senior Series A, MBIA Insured, 5.75%, 9/01/35 ............................................       10,825,000          11,653,545
  El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
    12/20/32 .................................................................................        1,890,000           1,943,865
  El Paso County School District No. 2 GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/26 .......        4,000,000           4,233,880
  El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 ....................        1,500,000           1,605,855
  Garfield County Building Corp. COP, AMBAC Insured, Pre-Refunded, 5.75%,
     12/01/19 ................................................................................        1,500,000           1,585,425
     12/01/24 ................................................................................        1,000,000           1,056,950
  Greeley MFR, Housing Mortgage, Creek Stone Project, FHA Insured, 5.95%, 7/01/28 ............        1,000,000           1,020,680
  La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
     5.75%, 4/01/14 ..........................................................................        2,090,000           2,154,706
     6.00%, 4/01/19 ..........................................................................        1,000,000           1,034,220
     6.10%, 4/01/24 ..........................................................................        1,000,000           1,034,880
  Logan County School District No. RE-1 Valley Sterling GO, MBIA Insured, Pre-Refunded,
    5.00%, 12/15/30 ..........................................................................        6,470,000           6,967,414
  Northwest Parkway Public Highway Authority Revenue, Series A,
     AMBAC Insured, 5.125%, 6/15/26 ..........................................................        7,550,000           7,902,056
     AMBAC Insured, 5.125%, 6/15/31 ..........................................................        4,465,000           4,658,736
     FSA Insured, 5.25%, 6/15/41 .............................................................        3,460,000           3,649,781
  Pitkin County Open Space Acquisition GO, AMBAC Insured, Pre-Refunded, 5.375%,
    12/01/30 .................................................................................        2,940,000           3,089,969
  Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
    11/01/21 .................................................................................        4,300,000           4,599,366
  Pueblo County COP, Public Parking, 6.90%, 7/01/15 ..........................................          360,000             360,425
  Pueblo County School District No. 070 Pueblo Rural GO, FGIC Insured, Pre-Refunded, 6.00%,
    12/01/19 .................................................................................        3,995,000           4,209,611
  Regional Transportation District Sales Tax Revenue, Fastracks Project,
     Refunding, Series A, FSA Insured, 4.50%, 11/01/35 .......................................       10,000,000           9,733,700
     Series A, AMBAC Insured, 5.00%, 11/01/31 ................................................        2,585,000           2,723,659
     Series A, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/31 ..................................        4,415,000           4,768,862
  Saddle Rock South Metropolitan District No. 4 GO, Refunding, FSA Insured, 4.50%,
    12/01/34 .................................................................................        5,000,000           4,861,600


16 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------

  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston Purina Co.,
   Refunding, 7.875%, 9/01/08 ................................................................      $ 2,750,000     $     2,888,573
  Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
   Renewal, MBIA Insured, 5.00%, 12/01/29 ....................................................        6,100,000           6,378,831
  Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 ...........................        7,010,000           7,330,427
  University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33 ..........        6,070,000           6,430,194
  University of Colorado Enterprise System Revenue, AMBAC Insured, 5.00%, 6/01/28 ............        5,065,000           5,315,464
  University of Colorado Hospital Authority Revenue, Series A,
    5.00%, 11/15/37 ..........................................................................        2,000,000           2,007,100
    5.25%, 11/15/39 ..........................................................................        3,000,000           3,097,140
    Pre-Refunded, 5.60%, 11/15/25 ............................................................        1,900,000           2,023,405
  University of Northern Colorado Revenue,
    Auxiliary Facilities Systems, Refunding and Improvement, AMBAC Insured, 5.00%,
     6/01/31 .................................................................................        3,000,000           3,076,200
    FSA Insured, 5.00%, 6/01/30 ..............................................................        4,580,000           4,797,962
  Ute Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 .................        5,000,000           5,298,800
  Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 ..........................        1,555,000           1,630,884
                                                                                                                    ---------------
                                                                                                                        459,450,539
                                                                                                                    ---------------
  U.S. TERRITORIES 4.0%
  PUERTO RICO 2.9%
a Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/26 ..............        5,000,000           5,221,100
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22 ...        1,335,000           1,350,633
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
    Refunding, Series D, 5.375%, 7/01/33 .....................................................        2,120,000           2,215,930
    Series I, 5.375%, 7/01/34 ................................................................        5,000,000           5,299,600
                                                                                                                    ---------------
                                                                                                                         14,087,263
                                                                                                                    ---------------
  VIRGIN ISLANDS 1.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
    5.40%, 10/01/12 ..........................................................................        2,500,000           2,567,875
    5.50%, 10/01/22 ..........................................................................        2,500,000           2,563,900
                                                                                                                    ---------------
                                                                                                                          5,131,775
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                           19,219,038
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $458,693,812) ............................................                          478,669,577
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 17

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.8%
  MUNICIPAL BONDS 0.8%
  COLORADO 0.8%
b Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal
   Bond Program,
     Daily VRDN and Put, 3.88%, 2/01/35 ......................................................      $ 2,330,000     $     2,330,000
     Series A-4, Daily VRDN and Put, 3.88%, 2/01/34 ..........................................          725,000             725,000
     Series A-7, Weekly VRDN and Put, 3.88%, 7/01/29 .........................................          700,000             700,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,755,000) .............................................                            3,755,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $462,448,812) 99.3% ................................................                          482,424,577
  OTHER ASSETS, LESS LIABILITIES 0.7% ........................................................                            3,585,576
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $   486,010,153
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


18 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.1%
   MUNICIPAL BONDS 97.1%
   CONNECTICUT 78.2%
   Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 ......................      $ 1,000,000     $     1,069,190
   Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC Insured,
     5.125%, 10/01/26 ........................................................................        3,000,000           3,093,390
   Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
      5.75%, 12/01/23 ........................................................................          750,000             780,000
      Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22 .................        2,000,000           2,109,840
      Church Homes Inc., Refunding, 5.80%, 4/01/21 ...........................................        4,000,000           4,054,760
      Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 ..........................        1,100,000           1,108,767
   Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding,
     Series A, 5.85%, 9/01/28 ................................................................        5,500,000           5,721,430
   Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
     Refunding, Radian Insured, 5.00%, 9/01/21 ...............................................        2,000,000           2,034,520
   Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
     Project,
      6.15%, 4/01/35 .........................................................................        1,000,000           1,025,190
      6.00%, 9/01/36 .........................................................................       10,000,000          10,134,900
   Connecticut State GO,
      Series A, FSA Insured, 4.75%, 12/15/22 .................................................        1,000,000           1,042,010
      Series B, FSA Insured, 5.00%, 5/01/26 ..................................................        3,040,000           3,219,026
      Series B, Pre-Refunded, 5.00%, 6/15/20 .................................................       10,000,000          10,429,000
      Series B, Pre-Refunded, 5.00%, 6/15/22 .................................................        2,000,000           2,104,200
      Series D, 5.00%, 11/01/26 ..............................................................        2,000,000           2,108,880
   Connecticut State Health and Educational Facilities Authority Revenue,
      Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 ...............................        5,000,000           5,119,800
      Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36 ............................        1,000,000           1,030,110
      Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 ..........................        3,250,000           3,414,482
      Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 ................        1,215,000           1,276,479
      Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 .................        1,000,000           1,034,330
      Child Care Facilities Program, Series F, Assured Guaranty, 5.00%, 7/01/31 ..............        2,525,000           2,602,921
      Connecticut College, Series D-1, MBIA Insured, Pre-Refunded, 5.75%, 7/01/30 ............        1,000,000           1,064,920
      Connecticut College, Series G, MBIA Insured, 4.50%, 7/01/37 ............................        2,000,000           1,948,460
      Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 .............        3,500,000           3,656,345
      Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
        7/01/25 ..............................................................................        2,965,000           3,137,148
      Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%,
        7/01/30 ..............................................................................        2,500,000           2,582,475
      Eastern Connecticut Health Network, Series A, Radian Insured, Pre-Refunded, 6.00%,
        7/01/25 ..............................................................................        5,980,000           6,407,570
      Eastern Connecticut Health Network, Series A, Radian Insured, Pre-Refunded, 6.00%,
        7/01/25 ..............................................................................          250,000             268,025
      Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 .............        1,500,000           1,559,220
      Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.50%, 7/01/29 .............        8,000,000           8,355,360
      Fairfield University, Series J, MBIA Insured, 5.00%, 7/01/29 ...........................        3,000,000           3,132,240
      Greenwich Academy, Series B, FSA Insured, Pre-Refunded, 5.00%, 3/01/32 .................        4,210,000           4,417,848
      Hartford University, Series G, Radian Insured, 5.25%, 7/01/26 ..........................        5,000,000           5,326,450
      Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 ........................        3,505,000           3,610,606
      Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 .................        1,000,000           1,042,610


                                        Quarterly Statements of Investments | 19

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   CONNECTICUT (CONTINUED)
   Connecticut State Health and Educational Facilities Authority Revenue, (continued)
      Hospital for Special Care, Refunding, Series B, 5.375%, 7/01/17 ........................      $ 3,000,000     $     3,062,160
      Hospital for Special Care, Refunding, Series B, 5.50%, 7/01/27 .........................        3,200,000           3,266,272
      Lutheran General Health Care System, ETM, 7.375%, 7/01/19 ..............................          450,000             532,800
      Middlesex Hospital, Series L, FSA Insured, 5.00%, 7/01/32 ..............................        3,500,000           3,663,590
      Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/26 ....................        2,730,000           2,891,152
      Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36 ....................        3,415,000           3,587,662
      New Horizons Village Project, 7.30%, 11/01/16 ..........................................        2,905,000           2,913,018
      Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 ..........................        1,675,000           1,743,725
      Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 ...........        4,000,000           4,059,960
      Sacred Heart University, Series C, 6.50%, 7/01/16 ......................................          235,000             237,667
      Sacred Heart University, Series C, 6.625%, 7/01/26 .....................................          785,000             793,823
      Series B, MBIA Insured, 5.00%, 7/01/33 .................................................        2,000,000           2,080,560
      St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ...............................        4,615,000           4,414,617
      Trinity College, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31 .................        5,425,000           5,710,680
      Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 ................................        1,855,000           1,939,161
      University of Connecticut Foundation, Series A, Pre-Refunded, 5.375%, 7/01/29 ..........        1,250,000           1,284,063
      Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 .................        1,000,000           1,038,650
      Westover School, Series A, Radian Insured, 5.70%, 7/01/30 ..............................        2,000,000           2,118,600
      William W. Backus Hospital, Series G, FSA Insured, 5.00%, 7/01/35 ......................        4,720,000           4,917,013
      Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 ..........................        5,000,000           5,012,250
      Yale University, Series Y-1, 5.00%, 7/01/35 ............................................       15,000,000          15,730,200
      Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31 .....................       12,000,000          12,570,000
   Connecticut State HFAR,
      Housing Mortgage Finance Program, Refunding, Sub Series E-2, 5.20%, 11/15/21 ...........        1,840,000           1,867,324
      Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31 ............................        2,715,000           2,787,138
      Housing Mortgage Finance Program, Sub Series E-4, 5.05%, 5/15/28 .......................        4,650,000           4,712,728
      Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22 .....        1,000,000           1,051,340
      Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32 .....        1,000,000           1,042,670
   Connecticut State Higher Education Supplemental Loan Authority Revenue, Family Education
     Loan Program, Series A,
      AMBAC Insured, 6.00%, 11/15/18 .........................................................          690,000             694,237
      MBIA Insured, 5.50%, 11/15/17 ..........................................................          735,000             746,356
   Connecticut State Revenue, Revolving Fund, Series A, 5.00%,
      7/01/26 ................................................................................        6,025,000           6,362,038
      7/01/27 ................................................................................        4,060,000           4,283,990
   Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
      Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 ..................................        1,000,000           1,061,360
      Series B, AMBAC Insured, 5.00%, 12/01/20 ...............................................        5,000,000           5,234,150
      Series B, AMBAC Insured, 5.00%, 12/01/22 ...............................................        1,000,000           1,041,340
   Greater New Haven Water Pollution Control Authority Regional Water Revenue, Refunding,
     Series A, MBIA Insured, 5.00%,
      11/15/24 ...............................................................................        3,315,000           3,494,607
      8/15/35 ................................................................................        6,750,000           7,066,845
   Hartford GO, AMBAC Insured, 5.00%,
      7/15/23 ................................................................................        1,000,000           1,060,780
      7/15/25 ................................................................................        1,000,000           1,056,130


20 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   CONNECTICUT (CONTINUED)
   New Haven GO, Series C, MBIA Insured,
      5.00%, 11/01/22 ........................................................................      $ 2,975,000     $     3,119,258
      ETM, 5.00%, 11/01/22 ...................................................................           25,000              27,550
   South Central Regional Water Authority Water System Revenue,
      Eighteenth Series B-1, MBIA Insured, 5.00%, 8/01/26 ....................................        3,500,000           3,660,300
      Refunding, Twentieth Series A, MBIA Insured, 5.00%, 8/01/26 ............................        7,345,000           7,730,319
      Series A, MBIA Insured, 5.00%, 8/01/33 .................................................        6,000,000           6,251,040
   University of Connecticut Revenue, Student Fee,
      Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 .....................................       10,000,000          10,470,300
      Series A, 5.00%, 5/15/23 ...............................................................       10,000,000          10,407,900
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 ..................................        1,500,000           1,618,740
                                                                                                                    ---------------
                                                                                                                        281,438,565
                                                                                                                    ---------------
   U.S. TERRITORIES 18.9%
   PUERTO RICO 17.2%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
     Refunding, 5.50%, 5/15/39 ...............................................................        4,000,000           4,193,480
   Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................        1,165,000           1,223,145
      MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .............................................        1,000,000           1,055,420
      Refunding, FSA Insured, 5.125%, 7/01/30 ................................................          835,000             867,089
      Series A, 5.00%, 7/01/29 ...............................................................        1,000,000           1,030,580
      Series A, 5.125%, 7/01/31 ..............................................................        3,195,000           3,272,032
      Series A, 5.00%, 7/01/33 ...............................................................        1,000,000           1,025,740
      Series A, 5.00%, 7/01/34 ...............................................................          750,000             772,020
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ...................................        1,000,000           1,053,920
      Series A, Pre-Refunded, 5.125%, 7/01/31 ................................................        1,000,000           1,049,910
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Refunding, Series A, 5.00%, 7/01/38 ....................................................          120,000             121,812
      Series A, Pre-Refunded, 5.00%, 7/01/38 .................................................        2,380,000           2,435,549
      Series G, 5.00%, 7/01/33 ...............................................................          400,000             410,512
      Series G, Pre-Refunded, 5.00%, 7/01/33 .................................................          600,000             637,698
   Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/31 ...........................................................        5,000,000           5,248,950
   Puerto Rico Electric Power Authority Power Revenue,
      Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ...................................       13,000,000          13,676,520
      Series II, Pre-Refunded, 5.25%, 7/01/31 ................................................        1,000,000           1,073,600
      Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ..................................        1,000,000           1,076,960
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control
     Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A,
     5.15%, 7/01/19 ..........................................................................        3,595,000           3,629,836
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control
     Facilities Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ....        1,000,000           1,022,510
   Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 ...................................................        1,995,000           2,085,274
      Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................        6,005,000           6,417,423
      Series I, 5.00%, 7/01/36 ...............................................................        1,000,000           1,028,750


                                        Quarterly Statements of Investments | 21

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES (CONTINUED)
   PUERTO RICO (CONTINUED)
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     Pre-Refunded, 5.70%, 8/01/25 ............................................................      $ 5,000,000     $     5,234,950
   University of Puerto Rico Revenues, University System, Refunding, Series Q,5.00%,
     6/01/36 .................................................................................        2,000,000           2,058,340
                                                                                                                    ---------------
                                                                                                                         61,702,020
                                                                                                                    ---------------
   VIRGIN ISLANDS 1.7%
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/13 ...............................................................................        2,500,000           2,570,100
      10/01/22 ...............................................................................        2,500,000           2,563,900
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
     7/01/21 .................................................................................        1,000,000           1,001,920
                                                                                                                    ---------------
                                                                                                                          6,135,920
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES ....................................................................                           67,837,940
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $338,437,997) ...........................................                          349,276,505
                                                                                                                    ---------------
   SHORT TERM INVESTMENTS 1.3%
   MUNICIPAL BONDS 1.3%
   CONNECTICUT 1.3%
 a Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
      Series T-1, Daily VRDN and Put, 3.90%, 7/01/29 .........................................          300,000             300,000
      Series V-1, Daily VRDN and Put, 3.90%, 7/01/36 .........................................        1,600,000           1,600,000
      Series V-2, Daily VRDN and Put, 3.90%, 7/01/36 .........................................        2,900,000           2,900,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $4,800,000) ............................................                            4,800,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $343,237,997) 98.4% ...............................................                          354,076,505
   OTHER ASSETS, LESS LIABILITIES 1.6% .......................................................                            5,834,507
                                                                                                                    ---------------
   NET ASSETS 100.0% .........................................................................                      $   359,911,012
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.4%
   MUNICIPAL BONDS 98.4%
   U.S. TERRITORIES 98.4%
   GUAM 5.2%
   Guam Education Financing Foundation COP, 5.00%, 10/01/23 ..................................     $  2,500,000     $     2,582,625
   Guam International Airport Authority Revenue,
      Series A, MBIA Insured, 5.25%, 10/01/20 ................................................        1,725,000           1,841,317
      Series A, MBIA Insured, 5.25%, 10/01/22 ................................................          700,000             745,598
      Series B, MBIA Insured, 5.25%, 10/01/22 ................................................        1,000,000           1,065,140
      Series B, MBIA Insured, 5.25%, 10/01/23 ................................................        1,000,000           1,064,560
      Series C, MBIA Insured, 5.25%, 10/01/21 ................................................        5,000,000           5,153,100
      Series C, MBIA Insured, 5.00%, 10/01/23 ................................................        5,000,000           5,147,000
   Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
      5.125%, 10/01/29 .......................................................................        1,975,000           2,043,493
      5.25%, 10/01/34 ........................................................................        7,000,000           7,271,460
                                                                                                                    ---------------
                                                                                                                         26,914,293
                                                                                                                    ---------------
   PUERTO RICO 80.0%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
     Refunding, 5.50%, 5/15/39 ...............................................................        5,000,000           5,241,850
   Puerto Rico Commonwealth GO, Public Improvement,
      MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .............................................        3,000,000           3,166,260
      Series A, 5.375%, 7/01/28 ..............................................................        1,300,000           1,353,131
      Series A, 5.00%, 7/01/29 ...............................................................        4,500,000           4,637,610
      Series A, 5.00%, 7/01/34 ...............................................................        5,000,000           5,146,800
      Series A, FGIC Insured, 5.125%, 7/01/31 ................................................        3,315,000           3,447,434
      Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ..................................        1,685,000           1,769,098
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     Pre-Refunded, 5.50%, 7/01/36 ............................................................       11,850,000          13,200,426
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Refunding, Series H, 5.00%, 7/01/35 ....................................................           20,000              20,526
      Refunding, Series K, 5.00%, 7/01/30 ....................................................        1,000,000           1,036,240
      Refunding, Series L, MBIA Insured, 5.25%, 7/01/23 ......................................        6,000,000           6,700,860
      Refunding, Series M, 5.00%, 7/01/25 ....................................................        4,345,000           4,522,841
      Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36 ..................................        4,500,000           5,107,770
      Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................       10,000,000          10,715,000
      Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................       11,990,000          12,842,009
      Series H, Pre-Refunded, 5.00%, 7/01/35 .................................................           80,000              85,026
      Series J, Pre-Refunded, 5.00%, 7/01/34 .................................................        1,000,000           1,069,940
      Series K, Pre-Refunded, 5.00%, 7/01/35 .................................................        5,815,000           6,262,522
      Series K, Pre-Refunded, 5.00%, 7/01/40 .................................................        9,500,000          10,231,120
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
     ETM, 5.50%, 10/01/32 ....................................................................       10,000,000          10,629,700
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
      5.00%, 7/01/37 .........................................................................       12,000,000          12,388,320
      Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/21 ..................................        9,000,000           9,157,140
      Series B, 5.00%, 7/01/31 ...............................................................        7,500,000           7,748,325
      Series B, 5.00%, 7/01/37 ...............................................................        9,000,000           9,270,720
      Series B, 5.00%, 7/01/41 ...............................................................        3,100,000           3,182,708
   Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
      AMBAC Insured, 5.00%, 7/01/31 ..........................................................       20,000,000          20,995,800
      CIFG Insured, 5.00%, 7/01/27 ...........................................................          900,000             947,574


                                        Quarterly Statements of Investments | 23

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES (CONTINUED)
   PUERTO RICO (CONTINUED)
   Puerto Rico Electric Power Authority Power Revenue,
      Refunding, Series SS, MBIA Insured, 5.00%, 7/01/23 .....................................     $  4,900,000     $     5,169,304
      Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ...................................        1,605,000           1,688,524
      Series II, FSA Insured, Pre-Refunded, 5.125%, 7/01/26 ..................................        1,000,000           1,068,840
      Series II, Pre-Refunded, 5.25%, 7/01/31 ................................................       15,500,000          16,640,800
      Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ..................................        4,000,000           4,251,320
      Series NN, Pre-Refunded, 5.125%, 7/01/29 ...............................................        5,125,000           5,475,652
      Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ..................................        5,670,000           6,106,363
      Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ..................................        1,725,000           1,857,756
    a Series TT, 5.00%, 7/01/26 ..............................................................        5,000,000           5,221,100
      Series TT, 5.00%, 7/01/27 ..............................................................        5,000,000           5,217,000
      Series TT, 5.00%, 7/01/32 ..............................................................       11,800,000          12,273,180
      Series TT, 5.00%, 7/01/37 ..............................................................        5,000,000           5,196,400
   Puerto Rico HFAR, Capital Fund Program, 4.60%, 12/01/24 ...................................       10,000,000          10,106,200
   Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 ........................       10,790,000          10,986,486
   Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
     12/01/26 ................................................................................        2,060,000           2,060,000
   Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
     Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ................................          900,000             945,270
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue,
      Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 .....................        2,500,000           2,502,400
      Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 ......................          500,000             500,475
      Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ..............        8,445,000           8,456,992
      Mennonite General Hospital Project, 5.625%, 7/01/17 ....................................          665,000             633,765
      Mennonite General Hospital Project, 5.625%, 7/01/27 ....................................        1,950,000           1,770,229
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue,
      Guaynabo Municipal Government, 5.625%, 7/01/15 .........................................        6,550,000           6,637,704
      Guaynabo Municipal Government, 5.625%, 7/01/22 .........................................        3,160,000           3,197,004
      Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ...........................................        1,250,000           1,262,113
      Guaynabo Warehouse, Series A, 5.20%, 7/01/24 ...........................................        4,120,000           4,162,601
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Revenue,
      Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 ...................        2,000,000           2,092,980
      Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 ....................        7,850,000           8,005,587
      Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ........................        5,970,000           6,441,093
      International American University of Puerto Rico Project, MBIA Insured, 4.25%,
        10/01/24 .............................................................................        1,000,000             992,680
      International American University of Puerto Rico Project, MBIA Insured, 4.375%,
        10/01/25 .............................................................................        1,000,000           1,006,490
      International American University of Puerto Rico Project, MBIA Insured, 4.50%,
        10/01/29 .............................................................................        3,750,000           3,754,425
      University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 .......................        6,000,000           6,135,060
   Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured,
      5.00%, 8/01/22 .........................................................................        3,000,000           3,168,360
      Pre-Refunded, 5.50%, 8/01/23 ...........................................................        7,400,000           7,743,064


 24 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES (CONTINUED)
   PUERTO RICO (CONTINUED)
   Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
      8/01/27 ................................................................................     $  5,500,000     $     5,699,210
      8/01/30 ................................................................................       12,000,000          12,622,680
   Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 ...................................................        3,430,000           3,585,207
      Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................        9,070,000           9,692,928
      Series I, 5.25%, 7/01/33 ...............................................................        4,500,000           4,724,595
      Series I, 5.375%, 7/01/34 ..............................................................        5,000,000           5,299,600
      Series I, 5.00%, 7/01/36 ...............................................................        4,000,000           4,115,000
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ................        1,250,000           1,251,113
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
      Series A, Pre-Refunded, 5.00%, 6/01/26 .................................................        2,865,000           2,929,033
      Series E, 5.50%, 8/01/29 ...............................................................        2,155,000           2,249,066
      Series E, Pre-Refunded, 5.50%, 8/01/29 .................................................        6,845,000           7,315,799
   University of Puerto Rico Revenues, University System, Refunding,
      Series P, 5.00%, 6/01/30 ...............................................................        4,475,000           4,632,207
      Series Q, 5.00%, 6/01/26 ...............................................................        2,500,000           2,591,575
      Series Q, 5.00%, 6/01/30 ...............................................................        5,000,000           5,168,200
      Series Q, 5.00%, 6/01/36 ...............................................................        7,500,000           7,718,775
                                                                                                                    ---------------
                                                                                                                        413,198,955
                                                                                                                    ---------------
   VIRGIN ISLANDS 13.2%
   Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
      6.45%, 3/01/16 .........................................................................          160,000             160,685
      6.50%, 3/01/25 .........................................................................          390,000             391,622
   Virgin Islands PFAR,
      Gross Receipts Taxes Loan Note, FGIC Insured, 5.00%, 10/01/27 ..........................        6,000,000           6,366,780
      Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26 ........................        5,000,000           5,217,550
      Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ........................        9,220,000           9,585,942
      Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31 ................        2,500,000           2,567,675
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....................        3,000,000           3,078,630
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .....................        6,750,000           6,922,530
      senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ....................        3,950,000           4,056,216
      senior lien, Matching Fund Loan Notes, Series A, 5.25%, 10/01/24 .......................        2,000,000           2,100,200
   Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
      5.25%, 9/01/18 .........................................................................        3,930,000           4,089,047
      5.00%, 9/01/23 .........................................................................       10,000,000          10,271,900
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
      7/01/18 ................................................................................        4,175,000           4,176,002
      7/01/21 ................................................................................        1,000,000           1,001,920
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
      5.25%, 7/01/12 .........................................................................        4,000,000           4,123,920
      5.50%, 7/01/17 .........................................................................        4,000,000           4,136,320
                                                                                                                    ---------------
                                                                                                                         68,246,939
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $491,674,022) ...........................................                          508,360,187
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 25

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $2,959,000) 0.6%
   MUNICIPAL BOND 0.6%
   U.S. TERRITORIES 0.6%
   PUERTO RICO 0.6%
 b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 3.61%, 12/01/15 ....................................................     $  2,959,000     $     2,959,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $494,633,022) 99.0% ...............................................                          511,319,187
   OTHER ASSETS, LESS LIABILITIES 1.0% .......................................................                            5,088,156
                                                                                                                    ---------------
   NET ASSETS 100.0% .........................................................................                      $   516,407,343
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


26 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.1%
  MUNICIPAL BONDS 98.1%
  ALABAMA 4.6%
  Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding,
    Series B, AMBAC Insured,
     4.625%, 8/15/13 .........................................................................     $  5,900,000     $     6,066,262
     4.125%, 2/15/14 .........................................................................        3,000,000           3,030,960
  East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
    Series A, MBIA Insured,
     4.50%, 9/01/13 ..........................................................................        1,925,000           1,963,769
     4.625%, 9/01/14 .........................................................................        2,010,000           2,059,908
     4.50%, 9/01/15 ..........................................................................        2,100,000           2,137,548
  Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
     5.00%, 6/01/17 ..........................................................................        2,900,000           3,068,171
     Pre-Refunded, 4.80%, 6/01/13 ............................................................        2,400,000           2,535,840
  Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%, 4/01/17 ......        2,195,000           2,319,435
  Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16 ..........        2,000,000           2,133,640
  Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/12 ............................          600,000             638,226
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 ..............        4,070,000           4,331,335
                                                                                                                    ---------------
                                                                                                                         30,285,094
                                                                                                                    ---------------
  ARIZONA 5.5%
  Arizona Health Facilities Authority Revenue, Series A, 5.00%, 1/01/22 ......................        8,000,000           8,308,080
  Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 ............        5,000,000           5,021,700
  Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
    9/01/16 ..................................................................................        2,505,000           2,722,935
  Glendale IDAR, John C Lincoln Health, Refunding, Series B, 5.00%, 12/01/18 .................        5,605,000           5,761,043
  Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A,
    FGIC Insured, 4.75%, 7/01/12 .............................................................        4,000,000           4,155,000
  Maricopa County Hospital Revenue, Sun Health Corp., Refunding, 5.00%, 4/01/18 ..............        2,000,000           2,044,020
  Maricopa County USD No. 48 Scottsdale GO, Refunding, Series A, FSA Insured, 4.00%,
    7/01/15 ..................................................................................        3,000,000           3,016,410
  Maricopa County USD No. 80 Chandler GO, Project of 2002, Series A, FSA Insured, 4.00%,
    7/01/14 ..................................................................................        1,000,000           1,005,870
  Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 .................................          715,000             721,485
  Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
     7/01/14 .................................................................................        1,110,000           1,116,516
     7/01/15 .................................................................................        1,000,000           1,001,580
     7/01/16 .................................................................................        1,000,000             999,980
                                                                                                                    ---------------
                                                                                                                         35,874,619
                                                                                                                    ---------------
  ARKANSAS 1.7%
  Arkansas State Development Finance Authority Revenue, State Agencies Facilities,
    Corrections, Series B, FSA Insured, 5.00%,
     11/01/17 ................................................................................        1,955,000           2,093,316
     11/01/19 ................................................................................        2,065,000           2,195,942
  Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A,
    6.20%, 8/01/17 ...........................................................................        1,105,000           1,164,582
  Little Rock GO, Capital Improvements, FSA Insured, 4.00%, 4/01/15 ..........................        2,500,000           2,502,850


                                        Quarterly Statements of Investments | 27

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARKANSAS (CONTINUED)
  University of Arkansas University Revenues,
     Construction, University of Arkansas for Medical Sciences Campus, Refunding, Series A,
       MBIA Insured, 5.00%, 11/01/16 .........................................................     $  1,000,000     $     1,066,150
     Student Fee University of Arkansas at Fort Smith, FSA Insured, 4.75%, 12/01/15 ..........        2,295,000           2,376,518
                                                                                                                    ---------------
                                                                                                                         11,399,358
                                                                                                                    ---------------
  CALIFORNIA 6.1%
  California State Department of Water Resources Power Supply Revenue, Series A,
    Pre-Refunded, 5.125%, 5/01/18 ............................................................        3,000,000           3,208,170
  California State GO,
     Refunding, 5.00%, 2/01/17 ...............................................................        3,000,000           3,148,740
     Various Purpose, 5.25%, 11/01/17 ........................................................       10,000,000          10,682,300
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, ETM,
    5.00%, 6/01/12 ...........................................................................        1,500,000           1,576,230
  Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA Insured,
    4.25%, 7/01/17 ...........................................................................        6,530,000           6,627,624
  Los Angeles USD, GO, Series A, MBIA Insured,
     4.125%, 7/01/15 .........................................................................        2,500,000           2,536,850
     4.25%, 7/01/16 ..........................................................................        2,500,000           2,540,075
  North Orange County Community College District GO, Election of 2002, Series B, FGIC
    Insured, Pre-Refunded, 4.00%, 8/01/15 ....................................................        2,000,000           2,022,280
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
    Refunding, Series A, 5.65%, 1/15/17 ......................................................        3,000,000           3,186,660
  Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 ............        2,870,000           3,108,870
  Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15 ......................................        1,000,000           1,075,570
                                                                                                                    ---------------
                                                                                                                         39,713,369
                                                                                                                    ---------------
  COLORADO 4.1%
  Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, MBIA
    Insured, 4.375%, 9/01/17 .................................................................       17,000,000          17,275,570
  Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 .........        3,000,000           3,213,720
  Denver City and County Medical Facilities GO, 4.00%, 8/01/16 ...............................        6,000,000           5,981,520
                                                                                                                    ---------------
                                                                                                                         26,470,810
                                                                                                                    ---------------
  FLORIDA 8.9%
  Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/16 .....................        5,915,000           6,260,850
  Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 ..................        1,000,000           1,024,120
  Collier County School Board COP, Refunding, FSA Insured, 5.00%, 2/15/16 ....................        5,000,000           5,299,750
  Hillsborough County Capacity Assessment Special Assessment Revenue, Series 2006, FGIC
    Insured, 5.00%, 3/01/19 ..................................................................        5,000,000           5,241,250
  Jacksonville Water and Sewer System Revenue, Series B, FSA Insured, 4.10%, 10/01/13 ........        3,000,000           2,999,820
  Marion County Public Improvement Revenue, Refunding, MBIA Insured,
     4.20%, 12/01/12 .........................................................................        1,400,000           1,412,978
     4.30%, 12/01/13 .........................................................................        1,800,000           1,818,414
  Marion County School Board COP, FSA Insured, 4.00%, 6/01/15 ................................        1,115,000           1,110,473
  Orange County School Board COP, Series B, FGIC Insured, 5.00%,
     8/01/18 .................................................................................        5,150,000           5,464,201
     8/01/19 .................................................................................        5,985,000           6,331,472


28 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
    10/01/14 .................................................................................     $  7,000,000     $     6,973,330
  South Miami Health Facilities Authority Hospital Revenue, Baptist Health South
    Florida Group, 5.00%, 8/15/19 ............................................................        5,000,000           5,244,000
  Tampa Bay Water Utility System Revenue,
     FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 .............................................        1,000,000           1,074,930
     Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/15 ...................................        4,140,000           4,286,846
     Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16 ...................................        3,400,000           3,520,598
                                                                                                                    ---------------
                                                                                                                         58,063,032
                                                                                                                    ---------------
  GEORGIA 1.9%
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
    12/01/13 .................................................................................        1,020,000           1,032,281
  Main Street Natural Gas Inc. Gas Revenue, Series B, 5.00%, 3/15/18 .........................        5,000,000           5,281,350
  South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16 ........        2,650,000           2,856,992
  Wayne County Development Authority PCR, ITT Rayonier Inc. Project, Refunding, 6.10%,
    11/01/07 .................................................................................        3,105,000           3,110,775
                                                                                                                    ---------------
                                                                                                                         12,281,398
                                                                                                                    ---------------
  HAWAII 0.4%
  Hawaii State Department of Budget and Finance Special Purpose Revenue, Kaiser
    Permanente, Series A, ETM, 5.10%, 3/01/14 ................................................        2,500,000           2,571,475
                                                                                                                    ---------------
  ILLINOIS 0.7%
  Chicago Park District GO, Parking Revenues, Series A, FGIC Insured, Pre-Refunded,
    4.125%, 1/01/14 ..........................................................................        3,125,000           3,162,969
  Illinois Health Facilities Authority Revenue, Victory Health Services, Series A,
    Pre-Refunded, 5.25%, 8/15/09 .............................................................        1,170,000           1,185,011
                                                                                                                    ---------------
                                                                                                                          4,347,980
                                                                                                                    ---------------
  KENTUCKY 0.4%
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
     5.70%, 10/01/10 .........................................................................        1,000,000           1,014,720
     5.75%, 10/01/11 .........................................................................        1,500,000           1,522,845
                                                                                                                    ---------------
                                                                                                                          2,537,565
                                                                                                                    ---------------
  LOUISIANA 2.4%
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
    AMBAC Insured, 5.00%, 6/01/19 ............................................................       11,000,000          11,610,940
  St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ...............        4,000,000           4,120,280
                                                                                                                    ---------------
                                                                                                                         15,731,220
                                                                                                                    ---------------
  MARYLAND 2.6%
  Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
    Refunding, CIFG Insured, 5.00%,
     6/01/19 .................................................................................        1,445,000           1,536,367
     6/01/20 .................................................................................        1,000,000           1,059,380


                                        Quarterly Statements of Investments | 29

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Maryland State Health and Higher Educational Facilities Authority Revenue,
     Doctors Community Hospital, Refunding, Series A, 5.00%, 7/01/20 .........................     $  6,000,000     $     6,196,440
     Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC
       Insured, 5.00%, 7/01/15 ...............................................................        1,000,000           1,068,790
     Peninsula Regional Medical Center, 5.00%, 7/01/18 .......................................        1,600,000           1,679,664
     Peninsula Regional Medical Center, 5.00%, 7/01/19 .......................................        1,430,000           1,500,113
     Peninsula Regional Medical Center, 5.00%, 7/01/20 .......................................        1,000,000           1,047,500
     Western Maryland Health, Refunding, Series A, MBIA Insured, 5.00%, 1/01/19 ..............        3,020,000           3,214,669
                                                                                                                    ---------------
                                                                                                                         17,302,923
                                                                                                                    ---------------
  MASSACHUSETTS 1.5%
  Massachusetts State Development Finance Agency Resource Recovery Revenue,
    Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 .........        3,000,000           3,167,730
  Massachusetts State Development Finance Agency Revenue, Loomis Community Project,
    first mortgage, Refunding, Series A, 5.50%, 7/01/08 ......................................        1,045,000           1,046,108
  Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill
    Project, Refunding, Series A,
     5.15%, 12/01/07 .........................................................................        2,000,000           2,007,640
     5.20%, 12/01/08 .........................................................................        2,000,000           2,030,000
  Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
    10/01/12 .................................................................................        1,745,000           1,786,478
                                                                                                                    ---------------
                                                                                                                         10,037,956
                                                                                                                    ---------------
  MICHIGAN 8.3%
  Battle Creek Downtown Development Authority Tax Allocation, MBIA Insured, Pre-Refunded,
    5.00%, 5/01/17 ...........................................................................        3,295,000           3,332,991
  Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial
    Hospital, Refunding, Series B, 5.30%, 11/01/07 ...........................................          815,000             816,386
  Detroit GO, Series B, FSA Insured, 5.00%,
     4/01/18 .................................................................................        2,635,000           2,794,892
     4/01/19 .................................................................................        2,515,000           2,658,103
  Ferris State University Revenue, General,
     AMBAC Insured, Pre-Refunded, 5.00%, 10/01/18 ............................................          520,000             525,439
     Refunding, AMBAC Insured, 5.00%, 10/01/18 ...............................................        2,120,000           2,139,440
  Garden City School District GO, Refunding, FSA Insured, 5.00%,
     5/01/15 .................................................................................        1,250,000           1,340,088
     5/01/18 .................................................................................        1,455,000           1,534,559
  Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
     5/01/16 .................................................................................        1,925,000           2,036,515
     5/01/17 .................................................................................        2,025,000           2,137,307
  Michigan Municipal Bond Authority Revenue, School District City of Detroit, FSA Insured,
    5.00%, 6/01/17 ...........................................................................       10,000,000          10,593,800
  Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
    MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 ..............................................        1,200,000           1,272,852
  Otsego Public Schools District GO, School Building and Site, FSA Insured, Pre-Refunded,
    5.00%, 5/01/16 ...........................................................................        1,630,000           1,733,521
  Roseville School District GO, School Building and Site, Refunding, FSA Insured, 5.00%,
    5/01/19 ..................................................................................        2,275,000           2,414,184


30 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System,
    Refunding, MBIA Insured, 4.25%, 9/01/13 ..................................................     $  1,245,000     $     1,267,796
  South Lyon Community Schools GO, Refunding,
     FGIC Insured, 5.00%, 5/01/16 ............................................................        3,040,000           3,275,205
     FSA Insured, 5.00%, 5/01/17 .............................................................        4,385,000           4,676,471
  Wayne-Westland Community Schools GO, Refunding,
     4.50%, 5/01/12 ..........................................................................        1,035,000           1,061,051
     4.625%, 5/01/13 .........................................................................        1,095,000           1,133,555
     FSA Insured, 5.00%, 5/01/16 .............................................................        2,825,000           3,011,874
  Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%, 1/01/17 ..........        4,290,000           4,371,982
                                                                                                                    ---------------
                                                                                                                         54,128,011
                                                                                                                    ---------------
  MINNESOTA 3.8%
  Chaska ISD No. 112 GO, Refunding, Series A,
     5.00%, 2/01/16 ..........................................................................        4,000,000           4,107,760
     FSA Insured, 4.00%, 2/01/14 .............................................................        2,060,000           2,071,227
  Minneapolis GO, Various Purpose, 5.00%, 12/01/17 ...........................................        3,000,000           3,133,410
  Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
    4.625%, 2/01/17 ..........................................................................        1,000,000           1,023,060
  Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
     2/01/14 .................................................................................        2,340,000           2,455,619
     2/01/15 .................................................................................        2,425,000           2,541,643
     2/01/16 .................................................................................        2,460,000           2,575,128
  Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 .......................        2,215,000           2,291,484
  Robbinsdale ISD No. 281 GO, Refunding, FSA Insured,
     4.00%, 2/01/13 ..........................................................................        2,070,000           2,083,041
     4.125%, 2/01/14 .........................................................................        2,175,000           2,199,251
                                                                                                                    ---------------
                                                                                                                         24,481,623
                                                                                                                    ---------------
  MISSOURI 4.2%
  Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19 ..........................        1,675,000           1,722,654
  Jackson County Reorganized School District No. 7 Lees Summit GO, School Building,
    MBIA Insured, 5.00%, 3/01/16 .............................................................        2,000,000           2,121,860
  Lake of the Ozarks Community Bridge Corp. Bridge System Revenue,
     Pre-Refunded, 5.00%, 12/01/08 ...........................................................        1,000,000           1,006,280
     Refunding, 5.00%, 12/01/08 ..............................................................        1,060,000           1,069,063
  Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point
    Project, MBIA Insured, 5.00%,
     1/01/17 .................................................................................        1,500,000           1,604,535
     1/01/19 .................................................................................        1,000,000           1,062,240
  Southeast Missouri State University System Facilities Revenue, Refunding and Improvement,
    MBIA Insured,
     4.375%, 4/01/12 .........................................................................          335,000             341,777
     4.50%, 4/01/14 ..........................................................................          545,000             557,453
     4.60%, 4/01/15 ..........................................................................        1,360,000           1,393,919
     4.70%, 4/01/16 ..........................................................................        1,165,000           1,196,490
  Springfield Public Utility Revenue, FGIC Insured, 4.50%, 8/01/21 ...........................       15,245,000          15,415,439
                                                                                                                    ---------------
                                                                                                                         27,491,710
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 31

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEVADA 0.8%
  Clark County School District GO, Refunding, Series A, MBIA Insured, 4.50%, 6/15/19 .........     $  5,000,000     $     5,154,750
                                                                                                                    ---------------
  NEW JERSEY 4.6%
  Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
    Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A, 6.85%,
     12/01/29 ................................................................................        2,625,000           2,775,045
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1,
    5.90%, 1/01/15 ...........................................................................          805,000             807,423
  New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%,
    6/15/17 ..................................................................................        5,000,000           5,259,850
  New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
     Refunding, Series C, FSA Insured, 4.50%, 12/15/10 .......................................       10,000,000          10,215,700
     Series D, FSA Insured, 5.00%, 6/15/19 ...................................................        5,630,000           5,945,956
     Series D, FSA Insured, Pre-Refunded, 5.00%, 6/15/19 .....................................        4,370,000           4,682,979
                                                                                                                    ---------------
                                                                                                                         29,686,953
                                                                                                                    ---------------
  NEW YORK 12.7%
  Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 ...............        1,560,000           1,640,231
  Long Island Power Authority Electric System Revenue, General,
     Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 ......................................        7,000,000           7,442,610
     Series E, FGIC Insured, 5.00%, 12/01/18 .................................................        8,500,000           9,089,390
  Middletown City School District GO, Refunding, Series A, FSA Insured, 4.00%, 11/01/15 ......        2,050,000           2,056,868
  MTA Commuter Facilities Revenue, Services Contract, Series R, ETM, 5.50%, 7/01/11 ..........        2,215,000           2,279,899
  MTA Revenue, Transportation,
     Series C, 5.00%, 11/15/16 ...............................................................        1,150,000           1,231,282
     Series F, 5.00%, 11/15/15 ...............................................................        1,250,000           1,334,188
  MTA Transit Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 .....................        1,500,000           1,569,075
  New York City GO,
     Refunding, Series C, MBIA Insured, 5.875%, 8/01/16 ......................................            5,000               5,341
     Refunding, Series H, 5.00%, 8/01/17 .....................................................        4,330,000           4,555,593
     Series C, MBIA Insured, Pre-Refunded, 5.875%, 8/01/16 ...................................        1,245,000           1,334,042
     Series F, 4.75%, 1/15/16 ................................................................        3,000,000           3,096,750
     Series H, 5.90%, 8/01/09 ................................................................          495,000             501,579
     Series H, 5.00%, 8/01/16 ................................................................        3,000,000           3,165,810
     Series H, Pre-Refunded, 5.90%, 8/01/09 ..................................................            5,000               5,067
     Series I, 5.00%, 8/01/18 ................................................................       10,000,000          10,489,500
     Series J, 6.00%, 8/01/08 ................................................................          985,000             998,258
     Series J, Pre-Refunded, 6.00%, 8/01/08 ..................................................        2,015,000           2,042,323
     Series O, 5.00%, 6/01/19 ................................................................        5,000,000           5,255,200
  New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 .............        4,500,000           4,620,420
  New York State Dormitory Authority Revenue, Mortgage, St. Barnabas, Series B, FHA Insured,
    4.25%, 8/01/14 ...........................................................................        2,355,000           2,385,356
  New York State Dormitory Authority Revenues, Mental Health Services Facilities Improvement,
    Series D, MBIA Insured, 5.00%, 8/15/17 ...................................................        2,000,000           2,046,780
  New York State Energy Research and Development Authority PCR, New York State Electric and
    Gas, MBIA Insured, 4.10%, 3/15/15 ........................................................        7,000,000           7,033,740


32 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Yonkers GO,
     Refunding, Series A, MBIA Insured, 5.00%, 8/01/17 .......................................     $  6,435,000     $     6,855,656
     Series B, FSA Insured, 4.00%, 10/15/16 ..................................................        1,890,000           1,889,924
                                                                                                                    ---------------
                                                                                                                         82,924,882
                                                                                                                    ---------------
  NORTH CAROLINA 3.4%
  Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.25%,
     8/01/15 .................................................................................          915,000             964,794
     8/01/17 .................................................................................        1,020,000           1,075,508
     8/01/19 .................................................................................        1,030,000           1,086,053
  Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 ...................................        4,000,000           4,196,880
  North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series D, 6.00%, 1/01/09 .....................................................          400,000             404,696
     Series D, 6.45%, 1/01/14 ................................................................        1,000,000           1,067,560
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding, Series B,
    6.50%, 1/01/09 ...........................................................................        5,000,000           5,186,900
  Rutherford County COP, Refunding, AMBAC Insured, 5.00%, 9/01/17 ............................        1,275,000           1,339,681
  Wake County GO, Public Improvement, 4.50%, 3/01/14 .........................................        6,400,000           6,597,888
                                                                                                                    ---------------
                                                                                                                         21,919,960
                                                                                                                    ---------------
  OHIO 5.0%
  Akron GO, Various Purpose, Refunding and Improvement, MBIA Insured, 4.125%,
    12/01/14 .................................................................................        1,000,000           1,011,020
  Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17 .................................        2,180,000           2,259,853
  Cleveland Municipal School District GO, FSA Insured, 5.00%,
     12/01/14 ................................................................................        1,915,000           2,042,769
     12/01/15 ................................................................................        1,510,000           1,607,893
     12/01/16 ................................................................................        1,400,000           1,488,130
  Franklin County Health Care Facilities Revenue,Presbyterian Retirement Services, Refunding,
     5.25%, 7/01/08 ..........................................................................          575,000             578,548
     5.40%, 7/01/10 ..........................................................................          775,000             787,787
     5.50%, 7/01/11 ..........................................................................          500,000             508,665
  Kenston Local School District GO, School Improvement, MBIA Insured, 4.00%, 12/01/15 ........        1,000,000           1,003,700
  Lake Local School District Wood County GO, MBIA Insured,
     5.20%, 12/01/17 .........................................................................          375,000             397,253
     Pre-Refunded, 5.20%, 12/01/17 ...........................................................        2,190,000           2,332,065
  Lakewood City School District GO, School Improvement, Refunding, FSA Insured, 4.50%,
    12/01/22 .................................................................................        2,900,000           2,916,878
  Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 .......................        1,360,000           1,429,034
  Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
    12/01/15 .................................................................................        2,670,000           2,874,522
  Nordonia Hills City School District GO, School Improvement, Refunding, FGIC Insured, 4.50%,
    12/01/21 .................................................................................        2,360,000           2,387,282
  Ohio State Building Authority Revenue, State Facilities, Administration Building
    Fund Project, Refunding, Series B, FSA Insured, 4.00%, 10/01/12 ..........................        1,000,000           1,007,110
  University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
    1/01/14 ..................................................................................        2,000,000           2,112,800


                                        Quarterly Statements of Investments | 33

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  University of Cincinnati General Receipts Revenue, Series A, AMBAC Insured, 5.00%,
    6/01/17 ..................................................................................     $  3,000,000     $     3,201,300
  Westerville City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/18 ..............        1,000,000           1,059,510
  Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 .............................................        1,275,000           1,418,297
                                                                                                                    ---------------
                                                                                                                         32,424,416
                                                                                                                    ---------------
  OKLAHOMA 0.2%
  Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
    MBIA Insured, Pre-Refunded,
     5.60%, 3/01/10 ..........................................................................          620,000             637,124
     6.00%, 3/01/15 ..........................................................................          700,000             725,417
                                                                                                                    ---------------
                                                                                                                          1,362,541
                                                                                                                    ---------------
  OREGON 3.2%
  Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 4.00%,
    11/01/15 .................................................................................        2,475,000           2,483,266
  Oregon State Department of Administrative Services COP, Series A, FGIC Insured, 5.00%,
    11/01/19 .................................................................................        2,340,000           2,489,737
  Portland GO, Arena, Refunding, Series B, 5.00%, 6/01/16 ....................................        3,075,000           3,287,821
  Portland Sewer System Revenue, second lien, Series B, MBIA Insured, 5.00%,
     6/15/18 .................................................................................        3,135,000           3,353,384
     6/15/19 .................................................................................        3,290,000           3,506,383
  Salem Water and Sewer Revenue,
     MBIA Insured, 4.10%, 6/01/16 ............................................................        1,035,000           1,044,305
     Refunding, FSA Insured, 4.375%, 6/01/11 .................................................        2,160,000           2,203,956
     Refunding, FSA Insured, 4.50%, 6/01/12 ..................................................        2,250,000           2,315,790
                                                                                                                    ---------------
                                                                                                                         20,684,642
                                                                                                                    ---------------
  PENNSYLVANIA 1.8%
  Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
    12/01/13 .................................................................................        5,000,000           5,139,450
  Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding, 5.40%,
    7/01/07 ..................................................................................          555,000             555,361
  Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 4.00%,
     9/01/14 .................................................................................        4,000,000           4,012,960
     9/01/15 .................................................................................        2,000,000           2,003,180
                                                                                                                    ---------------
                                                                                                                         11,710,951
                                                                                                                    ---------------
  SOUTH CAROLINA 1.3%
  Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
    AMBAC Insured, 5.25%, 1/01/10 ............................................................        1,000,000           1,029,250
  Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured,
    4.00%, 1/01/14 ...........................................................................        2,000,000           2,009,880
  Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
    Project, FSA Insured, 5.00%, 12/01/18 ....................................................        5,000,000           5,310,350
                                                                                                                    ---------------
                                                                                                                          8,349,480
                                                                                                                    ---------------


34 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE 1.4%
  Tennessee Energy Acquisition Corp. Gas Revenue, Series C, 5.00%, 2/01/18 ...................     $  5,000,000     $     5,287,650
  Tennessee State School Board Authority Revenue, Higher Educational Facilities, Second
    Program, Series A, FSA Insured, Pre-Refunded, 5.00%, 5/01/13 .............................        3,425,000           3,599,435
                                                                                                                    ---------------
                                                                                                                          8,887,085
                                                                                                                    ---------------
  TEXAS 3.9%
  Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%,
    10/01/19 .................................................................................       10,000,000          10,148,100
  Edgewood ISD Bexar County GO, Series A, 5.00%,
     2/15/16 .................................................................................        1,225,000           1,295,511
     2/15/17 .................................................................................        1,285,000           1,355,110
  Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
    AMBAC Insured, 5.00%, 9/01/11 ............................................................        6,000,000           6,262,380
  Laredo ISD Public Facility Corp. Lease Revenue,
     Series A, AMBAC Insured, 5.00%, 8/01/15 .................................................        1,000,000           1,037,110
     Series C, AMBAC Insured, 5.00%, 8/01/19 .................................................        1,000,000           1,037,880
  Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
    11/01/10 .................................................................................        2,500,000           2,518,025
  Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit,
    Series A, MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 ....................................        1,500,000           1,597,935
                                                                                                                    ---------------
                                                                                                                         25,252,051
                                                                                                                    ---------------
  UTAH 0.5%
  Salt Lake County College Revenue,
     Refunding, 5.00%, 10/01/19 ..............................................................        2,585,000           2,641,302
     Westminster College Project, Pre-Refunded, 5.50%, 10/01/12 ..............................          340,000             345,280
                                                                                                                    ---------------
                                                                                                                          2,986,582
                                                                                                                    ---------------
  WASHINGTON 1.1%
  King County School District No. 406 South Central GO, Refunding, FSA Insured, 5.00%,
    12/01/16 .................................................................................        3,000,000           3,190,470
  Washington State GO, Series A, FSA Insured, 5.00%, 7/01/16 .................................        4,000,000           4,273,520
                                                                                                                    ---------------
                                                                                                                          7,463,990
                                                                                                                    ---------------
  WEST VIRGINIA 0.1%
  West Virginia Public Energy Authority Energy Revenue, Morgantown Assn. Project, Series  A,
    5.05%, 7/01/08 ...........................................................................          365,000             366,518
                                                                                                                   ----------------
  U.S. TERRITORIES 1.0%
  VIRGIN ISLANDS 1.0%
  Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .....................        4,000,000           4,105,080
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
    7/01/09 ..................................................................................        2,400,000           2,447,688
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                            6,552,768
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $630,655,805) ............................................                          638,445,712
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 35

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.5%
  MUNICIPAL BONDS 0.5%
  GEORGIA 0.1%
a Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.88%, 11/01/15 ..................     $    700,000     $       700,000
                                                                                                                    ---------------
  LOUISIANA 0.0% b
a Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put, 3.88%,
    12/01/15 .................................................................................          200,000             200,000
                                                                                                                    ---------------
  MASSACHUSETTS 0.1%
a Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
    Program, Series D, MBIA Insured, Daily VRDN and Put, 3.88%, 1/01/35 ......................          800,000             800,000
                                                                                                                    ---------------
  NORTH CAROLINA 0.1%
a North Carolina State GO,
     Refunding, Series B, Weekly VRDN and Put, 3.70%, 6/01/19 ................................          100,000             100,000
     Series G, Weekly VRDN and Put, 3.70%, 5/01/21 ...........................................          225,000             225,000
                                                                                                                    ---------------
                                                                                                                            325,000
                                                                                                                    ---------------
  TENNESSEE 0.1%
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
    Put, 3.90%, 7/01/34 ......................................................................          200,000             200,000
a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 3.90%, 4/01/32 ..................................................................          600,000             600,000
                                                                                                                    ---------------
                                                                                                                            800,000
                                                                                                                    ---------------
  WASHINGTON 0.1%
a Washington State Housing Finance Commission Nonprofit Housing Revenue, Franke Tobey
    Jones Project, Daily VRDN and Put, 3.81%, 9/01/33 ........................................          400,000             400,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,225,000) .............................................                            3,225,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $633,880,805) 98.6% ................................................                          641,670,712
  OTHER ASSETS, LESS LIABILITIES 1.4% ........................................................                            9,269,072
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $   650,939,784
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

b Rounds to less than 0.1% of net assets.


36 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 73.8%
   MUNICIPAL BONDS 73.8%
   ALABAMA 1.3%
   Etowah County Board of Education Special Tax School Warrants, Refunding, FSA Insured,
     2.60%, 9/01/08 ..........................................................................      $   250,000     $       245,010
                                                                                                                    ---------------
   COLORADO 1.9%
   Strasburg School District No. 31J GO, MBIA Insured, zero cpn.,
      12/01/07 ...............................................................................          220,000             216,049
      12/01/08 ...............................................................................          170,000             160,733
                                                                                                                    ---------------
                                                                                                                            376,782
                                                                                                                    ---------------
   KANSAS 2.7%
   Junction City COP, Radian Insured, 4.00%,
      9/01/09 ................................................................................          215,000             214,716
      9/01/10 ................................................................................          310,000             308,869
                                                                                                                    ---------------
                                                                                                                            523,585
                                                                                                                    ---------------
   LOUISIANA 5.3%
   Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
     AMBAC Insured, 5.00%, 6/01/09 ...........................................................        1,000,000           1,023,550
                                                                                                                    ---------------
   MISSOURI 1.3%
   Platte County COP, Public Improvements, 2.40%, 10/01/08 ...................................          200,000             194,850
   Springfield COP, Enterprise System Project, 3.85%, 2/01/08 ................................           50,000              50,034
                                                                                                                    ---------------
                                                                                                                            244,884
                                                                                                                    ---------------
   NEVADA 2.4%
   Henderson Local ID Special Assessment, No. T-6, Limited Obligation, Refunding,
     Senior Series A, FSA Insured, 2.85%, 11/01/09 ...........................................          275,000             266,670
   Washoe County Improvement Bonds, Refunding, FSA Insured, 2.50%, 11/01/08 ..................          200,000             195,042
                                                                                                                    ---------------
                                                                                                                            461,712
                                                                                                                    ---------------
   NEW YORK 14.4%
   New York State Dormitory Authority Revenues,
      Non State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
        11/01/11 .............................................................................          750,000             775,080
      The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA Insured,
        5.00%, 8/15/09 .......................................................................          750,000             768,577
   New York State Urban Development Corp. Revenue, State Personal Income Tax,
     Series C-1 Empire State, 2.80%, 12/15/09 ................................................          245,000             237,089
   Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/07 ....................        1,000,000           1,000,000
                                                                                                                    ---------------
                                                                                                                          2,780,746
                                                                                                                    ---------------
   OHIO 4.4%
   Franklin County Hospital Revenue, Hospital Corp., Refunding, Series C, MBIA Insured,
     2.50%, 5/15/08 ..........................................................................          500,000             491,695
   Stark County GO, Sewage System, Refunding, AMBAC Insured, 2.50%, 12/01/08 .................          370,000             360,350
                                                                                                                    ---------------
                                                                                                                            852,045
                                                                                                                    ---------------
   OREGON 0.5%
   Lake County School District No. 014 GO, Refunding, FSA Insured, 2.50%, 1/15/08 ............          105,000             103,841
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 37

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   PENNSYLVANIA 1.3%
   Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 2.65%, 9/01/08. .....      $   250,000     $       245,085
                                                                                                                    ---------------
   RHODE ISLAND 0.5%
   Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
     Series 44-A, 2.40%, 10/01/07 ............................................................          100,000              99,322
                                                                                                                    ---------------
   SOUTH DAKOTA 1.8%
   South Dakota HDA Revenue, Series D, 2.90%, 5/01/09 ........................................          365,000             355,448
                                                                                                                    ---------------
   TEXAS 2.5%
   Denton ISD, GO, Unlimited Tax School Building Bonds, Premium Capital Appreciation Bonds,
     Series 2007, PSF Insured, zero cpn., 8/15/08 ............................................          500,000             477,850
                                                                                                                    ---------------
   UTAH 0.9%
   Davis County Sales Tax Revenue, Series B, AMBAC Insured, 2.55%, 10/01/08 ..................          180,000             175,993
                                                                                                                    ---------------
   VIRGINIA 2.4%
   Virginia State Public School Authority Revenue, School Financing 1997, Refunding, Series
     C, 5.00%, 8/01/08 .......................................................................          455,000             461,452
                                                                                                                    ---------------
   WASHINGTON 13.9%
   Washington State GO, Motor Vehicle Tax, Series F, AMBAC Insured, zero cpn., 12/01/09 ......        1,000,000             901,180
   Washington State Health Care Facilities Authority Revenue, Kadlec Medical Center, Series
     A, Assured Guaranty, 5.00%, 12/01/10 ....................................................        1,000,000           1,030,940
   Washington State Higher Education Facilities Authority Revenue, University of Puget
     Sound Project, Mandatory Put 4/01/08, Refunding, 5.00%, 10/01/30 ........................          750,000             757,545
                                                                                                                    ---------------
                                                                                                                          2,689,665
                                                                                                                    ---------------
   WEST VIRGINIA 1.1%
   West Virginia State Hospital Finance Authority Hospital Revenue, West Virginia
     University Hospital, Refunding, FSA Insured, 2.50%, 6/01/07 .............................          205,000             205,000
                                                                                                                    ---------------
   WYOMING 2.7%
   Sweetwater County Improvement Project Powers Board Lease Revenue, MBIA Insured, 5.00%,
     12/15/10 ................................................................................          500,000             518,125
                                                                                                                    ---------------
   U.S. TERRITORIES 12.5%
   GUAM 1.2%
   Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08.....          240,000             233,609
                                                                                                                    ---------------
   PUERTO RICO 11.3%
   Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
     Series C, MBIA Insured, 5.00%, 7/01/28 ..................................................          660,000             669,266
   Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
     5.00%, 12/01/08 .........................................................................          950,000             964,003
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control
     Facilities Financing Authority Revenue, Ana G. Mendez University System Project,
     5.00%, 3/01/11 ..........................................................................          545,000             558,391
                                                                                                                    ---------------
                                                                                                                          2,191,660
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES ....................................................................                            2,425,269
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $14,347,130) ............................................                           14,265,364
                                                                                                                    ---------------


38 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 24.6%
   MUNICIPAL BONDS 24.6%
   FLORIDA 3.1%
   Gulf County GO, Cape San Blas Beach, Assured Guaranty, 4.00%, 8/01/07 .....................      $   500,000     $       500,155
 a Jacksonville Health Facilities Authority Hospital Revenue, Series C, Daily VRDN and Put,
     3.87%, 8/15/33 ..........................................................................          100,000             100,000
                                                                                                                    ---------------
                                                                                                                            600,155
                                                                                                                    ---------------
   KENTUCKY 1.0%
 a Breckinridge County Lease Program Revenue, Kentucky Assn. Counties Leasing Trust, Series
     A, Weekly VRDN and Put, 3.88%, 2/01/32 ..................................................          100,000             100,000
 a Shelby County Lease Revenue, Series A, Daily VRDN and Put, 3.88%, 9/01/34 .................          100,000             100,000
                                                                                                                    ---------------
                                                                                                                            200,000
                                                                                                                    ---------------
   LOUISIANA 1.6%
 a Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
     First Stage, ACES, Refunding, Daily VRDN and Put, 3.90%, 9/01/17 ........................          300,000             300,000
                                                                                                                    ---------------
   MASSACHUSETTS 2.6%
 a Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
     Program, Series E, Daily VRDN and Put, 3.86%, 1/01/35 ...................................          500,000             500,000
                                                                                                                    ---------------
   MISSISSIPPI 1.0%
 a Jackson County PCR, Chevron USA Inc. Project, Daily VRDN and Put, 3.90%, 12/01/16 .........          200,000             200,000
                                                                                                                    ---------------
   NEVADA 2.1%
 a Las Vegas Valley Water District GO, Water Improvement, Series C, Daily VRDN and Put,
     3.90%, 6/01/36 ..........................................................................          400,000             400,000
                                                                                                                    ---------------
   PENNSYLVANIA 4.7%
 a Delaware Valley Regional Finance Authority Local Government Revenue, Mandatory Put
     7/01/07, Series A, AMBAC Insured, Semi-Annual VRDN and Put, 0.892%, 7/01/27 .............          900,000             897,111
                                                                                                                    ---------------
   TENNESSEE 0.5%
 a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
     and Put, 3.90%, 4/01/32 .................................................................          100,000             100,000
                                                                                                                    ---------------
   NEW YORK 7.5%
   New York State Dormitory Authority Revenues, State Supported Debt, Lease, State University
     Dormitory Facilities, Series A, 4.50%, 7/01/07 ..........................................          700,000             700,266
   Syracuse GO, BAN, Series A, 4.50%, 6/20/07 ................................................          750,000             750,203
                                                                                                                    ---------------
                                                                                                                          1,450,469
                                                                                                                    ---------------
   WASHINGTON 0.5%
   Washington State Higher Education Facilities Authority Revenue, University of Puget Sound
     Project, Refunding, 3.80%, 10/01/07 .....................................................          100,000              99,983
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $4,745,456) ............................................                            4,747,718
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $19,092,586) 98.4% ................................................                           19,013,082
   OTHER ASSETS, LESS LIABILITIES 1.6% .......................................................                              311,397
                                                                                                                    ---------------
   NET ASSETS 100.0% .........................................................................                      $    19,324,479
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 39

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.9%
  MUNICIPAL BONDS 98.9%
  FLORIDA 98.9%
  Alachua County Public Improvement Revenue, AMBAC Insured, Pre-Refunded, 5.25%,
    8/01/29 ..................................................................................      $ 2,500,000     $     2,599,900
  Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 .............................        1,000,000           1,042,670
  Broward County HFAR, FSA Insured,
     5.65%, 11/01/22 .........................................................................          405,000             409,167
     5.70%, 11/01/29 .........................................................................          225,000             227,466
  Broward County School Board COP,
     MBIA Insured, 5.00%, 7/01/28 ............................................................        2,000,000           2,069,740
     Series A, FSA Insured, 5.00%, 7/01/22 ...................................................        2,000,000           2,065,900
     Series A, FSA Insured, 5.00%, 7/01/26 ...................................................        2,850,000           2,937,352
     Series A, FSA Insured, 5.00%, 7/01/30 ...................................................        2,000,000           2,079,340
  Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 .........................        2,000,000           2,086,160
  Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
    FSA Insured, Pre-Refunded, 5.00%, 8/15/29 ................................................        1,500,000           1,598,685
  Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%,
    9/01/29 ..................................................................................        1,890,000           1,910,960
  Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/21 ..................        1,000,000           1,014,280
  Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
    11/15/32 .................................................................................        1,000,000           1,037,300
  Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 ...........................        1,315,000           1,367,127
  Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
    10/01/30 .................................................................................           45,000              45,299
  Escambia County Utilities Authority Utility System Revenue,
     FGIC Insured, 5.00%, 1/01/31 ............................................................        1,775,000           1,811,565
     Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 .......................................        2,000,000           2,068,400
  Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36 ...........        1,600,000           1,620,720
  Florida HFC Revenue,
     Housing Logans Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19 ..............        1,205,000           1,254,104
     Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 ............................        1,070,000           1,106,455
  Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
    5.00%, 8/01/32 ...........................................................................        3,570,000           3,679,278
  Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ................        2,000,000           2,082,860
  Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, 5.25%,
    7/01/30 ..................................................................................        2,000,000           2,099,320
  Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
    8/01/25 ..................................................................................        2,000,000           2,080,340
  Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
    Series A, MBIA Insured, 5.00%, 7/01/21 ...................................................        3,000,000           3,124,110
  Florida State Department of General Services Division Facilities Management Revenue,
    Florida Facilities Pool, Series B, FSA Insured, Pre-Refunded, 5.50%, 9/01/28 .............          550,000             575,515
  Gulf Breeze Revenue,
     FGIC Insured, 5.80%, 12/01/20 ...........................................................        1,250,000           1,330,113
     Local Government Loan Program, Series C, FGIC Insured, 6.05%, 12/01/15 ..................        1,915,000           1,946,463
  Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 .............................        1,150,000           1,193,804
  Hillsborough County School Board COP, MBIA Insured,
     5.00%, 7/01/26 ..........................................................................        1,670,000           1,735,113
     Pre-Refunded, 5.375%, 7/01/26 ...........................................................        1,000,000           1,032,080


40 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Indian Trail Water Control District Improvement Revenue, MBIA Insured, 5.75%, 8/01/16 ......      $ 1,090,000     $     1,102,568
  Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%,
    10/01/25 .................................................................................        4,000,000           4,150,960
  Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
    5.00%, 10/01/32 ..........................................................................        1,000,000           1,031,480
  Jacksonville Sales Tax Revenue, Better Jacksonville, MBIA Insured, 5.00%, 10/01/30 .........        1,500,000           1,552,455
  Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/26 .........................        2,000,000           2,060,940
  Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%,
    8/01/25 ..................................................................................        1,000,000           1,004,050
  Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 ......................        4,080,000           4,226,676
  Lee County Airport Revenue,
     Refunding, FSA Insured, 5.00%, 10/01/33 .................................................        3,530,000           3,671,059
     Series B, FSA Insured, Pre-Refunded, 5.75%, 10/01/33 ....................................        4,000,000           4,272,480
  Lynn Haven Capital Improvement Revenue, MBIA Insured, Pre-Refunded, 5.50%, 12/01/32 ........        2,000,000           2,125,620
  Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34 ........................................        2,595,000           2,683,697
  Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 ........................        1,500,000           1,553,070
  Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 .........................        3,000,000           3,096,150
  Miami-Dade County Aviation Revenue, Miami International Airport,
     Hub, Series B, FGIC Insured, 5.00%, 10/01/30 ............................................        3,500,000           3,618,965
     Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 ......................................        1,625,000           1,660,393
     Series B, FGIC Insured, 5.75%, 10/01/29 .................................................        2,500,000           2,649,400
  Miami-Dade County GO, Building Better Communities Program, FGIC Insured, 5.00%,
    7/01/33 ..................................................................................        2,000,000           2,083,480
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, MBIA Insured,
    5.00%,
     6/01/31 .................................................................................        1,650,000           1,704,846
     6/01/35 .................................................................................        2,000,000           2,063,760
  Nassau County Public Improvement Revenue, MBIA Insured, 5.00%, 5/01/31 .....................        5,000,000           5,129,850
  Ocala Utility System Revenue, Refunding, Series A, FGIC Insured, 5.00%, 10/01/31 ...........        2,000,000           2,079,920
  Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 ......................        4,220,000           4,287,773
  Orange County School Board COP, AMBAC Insured, 5.50%, 8/01/25 ..............................        1,000,000           1,044,000
  Orange County Tourist Development Tax Revenue, AMBAC Insured,
     5.50%, 10/01/32 .........................................................................        2,000,000           2,141,140
     Pre-Refunded, 5.50%, 10/01/31 ...........................................................        1,000,000           1,038,520
  Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured, 5.70%,
    12/01/17 .................................................................................          480,000             482,701
  Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ..............        3,000,000           3,094,440
  Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ...........        2,000,000           2,080,280
  Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
    Pre-Refunded, 5.125%, 11/01/30 ...........................................................        1,000,000           1,051,180
  Palm  Beach County School Board COP, Series A,
     AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24 ............................................        3,000,000           3,171,030
     FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ..............................................        3,000,000           3,211,740
  Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32 ................        2,000,000           2,070,020
  Pembroke Pines Public Improvement Revenue,
     Series A, AMBAC Insured, 5.00%, 10/01/29 ................................................        2,000,000           2,085,740
     Series B, AMBAC Insured, 5.00%, 10/01/34 ................................................        2,000,000           2,075,560


                                        Quarterly Statements of Investments | 41

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ................................      $ 3,000,000     $     3,101,580
  Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%, 12/01/21 ........        1,000,000           1,070,900
  Polk County Public Facilities Revenue, MBIA Insured, 5.00%, 12/01/33 .......................        2,000,000           2,087,120
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ........................        1,000,000           1,028,740
  Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%,
     10/01/30 ................................................................................        1,000,000           1,039,690
     10/01/34 ................................................................................        2,000,000           2,075,560
  Port Orange GO, MBIA Insured, 5.00%, 4/01/33 ...............................................        1,755,000           1,833,817
  St. Augustine Capital Improvement Revenue, Refunding, AMBAC Insured, 5.00%,
    10/01/29 .................................................................................        1,250,000           1,303,588
  St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
    Management Benefit, senior lien, Refunding, Series A, MBIA Insured, 5.25%, 5/01/25 .......        5,000,000           5,203,300
  St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
    10/01/32 .................................................................................        2,240,000           2,427,286
  Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 ............................        1,000,000           1,044,270
  University of Central Florida Athletics Assn. Inc. COP, Series A, FGIC Insured, 5.00%,
     10/01/27 ................................................................................        1,000,000           1,035,730
     10/01/30 ................................................................................        1,485,000           1,533,886
  University of Central Florida COP, University of Central Florida Convocation Corp., Series
    A, FGIC Insured, 5.00%, 10/01/35 .........................................................        1,500,000           1,552,545
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $152,015,592) ............................................                          158,925,541
                                                                                                                    ---------------
  SHORT TERM INVESTMENT (COST $170,000) 0.1%
  MUNICIPAL BOND 0.1%
  FLORIDA 0.1%

a Indian River County Revenue, Saint Edwards School Project, Weekly VRDN and Put, 3.81%,
    7/01/27 ..................................................................................          170,000             170,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $152,185,592) 99.0% ................................................                          159,095,541
  OTHER ASSETS, LESS LIABILITIES 1.0% ........................................................                            1,583,177
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $   160,678,718
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


42 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.9%
  MUNICIPAL BONDS 98.9%
  FLORIDA 92.3%
  Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 .............................     $  2,000,000     $     2,083,480
  Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc.
    Project, MBIA Insured, 5.00%, 4/01/26 ....................................................        5,000,000           5,146,300
  Brevard County School Board COP,
       AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26 ...........................................        5,000,000           5,255,450
       Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 ....................................        4,415,000           4,650,099
       Series A, FGIC Insured, 5.00%, 7/01/30 ................................................        4,500,000           4,660,425
  Broward County Educational Facilities Authority Revenue, Educational Facilities,
    Nova Southeastern, Refunding, Series B, 5.60%, 4/01/29 ...................................        3,180,000           3,326,280
  Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
    5.50%, 8/15/20 ...........................................................................        9,360,000           9,723,730
  Broward County HFA,
       MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 .................        3,000,000           3,071,550
       MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 ........................        1,980,000           2,025,342
       MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 .........................        5,730,000           5,859,670
       MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 .........................          990,000           1,001,920
       MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 ..........................        1,980,000           1,997,780
       SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29 ............................          385,000              85,493
  Broward County HFAR, Series D,
       6.90%, 6/01/09 ........................................................................           15,000              15,061
       7.375%, 6/01/21 .......................................................................          110,000             110,825
  Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/26 .....................       21,500,000          22,158,975
  Broward County Water and Sewer Utility Revenue, Refunding, Series A, AMBAC Insured,
    zero cpn., 10/01/08 ......................................................................        1,235,000           1,149,118
  Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 ....................        3,500,000           3,545,675
  Celebration CDD, Special Assessment, Series A, MBIA Insured, 5.50%, 5/01/18 ................        1,455,000           1,479,386
  Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%,
    8/15/23 ..................................................................................        9,595,000          10,316,160
  Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
    6.50%, 10/01/25 ..........................................................................        2,405,000           2,419,021
  Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 .................        5,000,000           5,160,100
  Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
    MBIA Insured, 5.80%, 5/01/16 .............................................................        5,980,000           6,339,099
  Dade County Aviation Revenue, Miami International Airport,
       Series B, FSA Insured, 5.125%, 10/01/22 ...............................................        4,750,000           4,832,460
       Series C, FSA Insured, 5.125%, 10/01/27 ...............................................        9,550,000           9,725,147
  Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/26 ..................       13,000,000          13,182,260
  Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
    11/15/32 .................................................................................        3,250,000           3,371,225
  Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
       5.60%, 7/01/17 ........................................................................        1,000,000           1,019,230
       5.70%, 7/01/27 ........................................................................        2,000,000           2,029,900
  Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 ......................        3,000,000           3,109,470
  Escambia County Health Facilities Authority Health Facility Revenue,
       Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 ..................................        8,750,000           8,886,763
       Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ..........        1,235,000           1,321,289


                                        Quarterly Statements of Investments | 43

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
    AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 .............................................     $ 25,000,000     $    26,313,250
  Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
    10/01/30 .................................................................................          225,000             226,496
  Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project,
    Refunding, MBIA Insured, 5.00%, 6/01/31 ..................................................        6,580,000           6,856,952
  Florida HFAR,
       General Mortgage, Refunding, Series A, FHA Insured, 6.40%, 6/01/24 ....................          240,000             241,670
       Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 ...........................        1,760,000           1,796,485
       MFH, Driftwood Terrace Project, Series I, 7.65%, 12/20/31 .............................        3,215,000           3,218,472
       Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ..........................        5,000,000           5,085,600
       Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 ........................        2,000,000           2,039,420
       Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 ........................        1,300,000           1,331,044
  Florida HFC Revenue,
       Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19 ....................        1,245,000           1,290,891
       Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 ...................        4,965,000           5,140,413
       Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, zero cpn., 7/01/30 ...        2,520,000             514,181
       Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 .......................        3,435,000           3,588,716
       Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, zero cpn., 7/01/17 .....        1,365,000             803,316
       Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, zero cpn., 1/01/29 .....       16,180,000           4,886,522
       Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 .............................        1,485,000           1,538,059
       Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 ...................        3,000,000           3,154,950
  Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
    5.00%, 2/01/21 ...........................................................................        1,355,000           1,395,013
  Florida Municipal Loan Council Revenue, Series B, MBIA Insured, Pre-Refunded, 5.75%,
    11/01/29 .................................................................................        1,500,000           1,582,050
  Florida Ports Financing Commission Revenue, State Transportation Trust Fund, Intermodal
    Program, FGIC Insured, 5.50%, 10/01/23 ...................................................        7,000,000           7,260,890
  Florida State Board of Education Capital Outlay GO, Public Education,
       Refunding, Series D, 5.75%, 6/01/22 ...................................................       25,900,000          27,394,948
       Refunding, Series D, 6.00%, 6/01/23 ...................................................       15,000,000          18,023,400
       Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 .....................................        5,000,000           5,177,700
       Series C, FGIC Insured, Pre-Refunded, 5.75%, 6/01/29 ..................................        5,000,000           5,313,300
  Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ................       20,000,000          20,828,600
  Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%,
    7/01/20 ..................................................................................        7,000,000           7,370,020
  Florida State Board of Education Public Education GO, Refunding, Series C, AMBAC Insured,
    5.00%, 6/01/34 ...........................................................................       15,000,000          15,610,950
  Florida State Board Regent Housing Revenue,
       University of Central Florida, AMBAC Insured, 5.75%, 10/01/29 .........................        8,650,000           9,068,747
       University of Florida, FGIC Insured, 5.75%, 7/01/25 ...................................        3,400,000           3,617,668
       University of Florida, FGIC Insured, 5.25%, 7/01/30 ...................................        2,060,000           2,162,300
  Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
    Series A, MBIA Insured, 5.00%, 7/01/21 ...................................................        4,000,000           4,165,480
  Florida State Department of General Services Division Facilities Management Revenue,
    Florida Facilities Pool, Series B, FSA Insured, Pre-Refunded, 5.50%, 9/01/28 .............       10,000,000          10,463,900


44 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Florida State Department of Transportation GO, Right of Way, Series A, 4.75%, 7/01/24 ......     $  6,000,000     $     6,089,820
  Florida State Mid-Bay Bridge Authority Revenue,
       Exchangeable, Refunding, Series D, 6.10%, 10/01/22 ....................................       13,695,000          14,120,093
       Exchangeable, Series A, 5.95%, 10/01/13 ...............................................       10,380,000          10,848,761
       Exchangeable, Series A, 6.05%, 10/01/22 ...............................................        7,000,000           7,230,020
       Exchangeable, Series D, ETM, 6.10%, 10/01/22 ..........................................        3,545,000           4,204,760
       Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25 ............................        9,845,000           4,197,810
       Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26 ............................        2,500,000           1,009,675
       Series A, ETM, 6.875%, 10/01/22 .......................................................        6,000,000           7,590,360
  Florida State Municipal Power Agency Revenue, Stanton II Project, Refunding,
    AMBAC Insured, 5.00%, 10/01/26 ...........................................................        5,000,000           5,174,250
  Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Series B,
    5.00%, 7/01/30 ...........................................................................        3,455,000           3,544,346
  Fort Pierce Utilities Authority Revenue,
       AMBAC Insured, 5.00%, 10/01/27 ........................................................        7,000,000           7,223,230
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20 ....................        3,090,000           1,701,323
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21 ....................        2,585,000           1,357,125
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22 ....................        3,090,000           1,543,919
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23 ....................        3,060,000           1,456,591
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24 ....................        2,560,000           1,160,474
  Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A,
    5.00%, 6/01/38 ...........................................................................       11,395,000          11,444,112
  Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/35 .............................       12,050,000          12,500,308
  Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured,
    5.30%, 12/20/18 ..........................................................................        1,240,000           1,306,005
  Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
       Pre-Refunded, 5.25%, 11/15/20 .........................................................       10,000,000          10,295,000
       Series A, Pre-Refunded, 6.00%, 11/15/31 ...............................................       16,000,000          17,445,440
  Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
    5.125%, 3/01/20 ..........................................................................        1,000,000           1,035,900
  Hillsborough County HFA Mortgage Revenue, SF, Series A,
       GNMA Secured, 5.875%, 4/01/30 .........................................................          780,000             796,255
       zero cpn., 4/01/32 ....................................................................          475,000             103,104
  Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, 5.50%, 10/01/23 .......       16,000,000          16,656,480
  Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%,
    10/01/28 .................................................................................        7,000,000           7,272,580
  Hillsborough County School Board COP,
       Master Lease Program, Series A, MBIA Insured, 5.375%, 7/01/21 .........................        5,000,000           5,128,250
       Master Lease Program, Series A, MBIA Insured, 5.25%, 7/01/22 ..........................        5,000,000           5,118,050
       MBIA Insured, 5.00%, 7/01/26 ..........................................................       10,830,000          11,252,262
       MBIA Insured, 5.00%, 7/01/29 ..........................................................       10,000,000          10,337,900
       MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 ...........................................        8,000,000           8,256,640
  Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%,
    10/01/15 .................................................................................        1,000,000           1,016,290
  Jacksonville Capital Improvement Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 ...................................        3,460,000           3,590,580
       Series A, AMBAC Insured, 5.00%, 10/01/30 ..............................................       10,000,000          10,300,500


                                        Quarterly Statements of Investments | 45

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic,
    5.00%, 11/15/36 ..........................................................................     $ 20,000,000     $    20,418,800
  Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
    5.00%, 10/01/32 ..........................................................................       17,250,000          17,793,030
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 .............................        5,000,000           5,162,300
  Jacksonville Transportation Revenue, MBIA Insured,
       5.25%, 10/01/29 .......................................................................       17,955,000          18,749,688
       5.00%, 10/01/31 .......................................................................       25,000,000          25,711,750
  Jea Water and Sewer System Revenue, Series B, 5.00%, 10/01/25 ..............................        1,500,000           1,561,440
  Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15 .....................        5,000,000           5,013,650
  Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14 ........        5,770,000           4,268,184
  Lakeland Hospital System Revenue, Lakeland Regional Health System,
       Pre-Refunded, 5.75%, 11/15/27 .........................................................        6,925,000           7,603,927
       Pre-Refunded, 5.50%, 11/15/32 .........................................................       12,070,000          13,106,572
       Series A, MBIA Insured, Pre-Refunded, 5.50%, 11/15/26 .................................       10,000,000          10,496,200
  Lee County Airport Revenue,
       Refunding, FSA Insured, 5.00%, 10/01/33 ...............................................       20,000,000          20,799,200
       Series A, FSA Insured, 6.00%, 10/01/32 ................................................       11,405,000          12,090,212
  Lee County IDA Health Care Facilities Revenue, Shell Point Village Project, Series A,
    Pre-Refunded, 5.50%,
       11/15/21 ..............................................................................        7,500,000           7,872,150
       11/15/29 ..............................................................................        4,000,000           4,198,480
  Lee County School Board COP, Series A, FSA Insured, 5.00%, 8/01/28 .........................        7,500,000           7,784,325
  Lee Memorial Health System Hospital Revenue, Refunding, Series A, MBIA Insured, 5.00%,
    4/01/24 ..................................................................................       15,000,000          15,589,350
  Lessburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32 ........        4,150,000           4,279,231
  Marion County Utility System Revenue,
       FGIC Insured, 5.00%, 12/01/31 .........................................................        5,000,000           5,176,900
       Series A, MBIA Insured, 5.00%, 12/01/28 ...............................................        5,000,000           5,202,050
  Melbourne Water and Sewer Revenue,
       Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26 ..........................        1,500,000             634,830
       Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/22 ..........        1,785,000             891,875
       Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/26 ..........        4,500,000           1,854,765
       FGIC Insured, Pre-Refunded, 5.25%, 10/01/30 ...........................................        6,000,000           6,315,960
  Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%, 12/01/08 ..........          610,000             620,754
  Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 .........................        7,000,000           7,224,350
  Miami-Dade County Aviation Revenue, Miami International Airport,
       Hub of the Americas, Series B, FGIC Insured, 5.00%, 10/01/30 ..........................        4,440,000           4,590,916
       Refunding, FGIC Insured, 5.375%, 10/01/27 .............................................        5,000,000           5,219,100
       Refunding, FGIC Insured, 5.375%, 10/01/32 .............................................        5,000,000           5,209,500
       Refunding, Series A, XLCA Insured, 5.00%, 10/01/37 ....................................       10,000,000          10,217,800
  Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured,
    5.75%, 4/01/29 ...........................................................................       10,000,000          10,598,200
  Miami-Dade County HFA,
       MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 .............................        2,015,000           2,065,899
       MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 .............................          430,000             436,768
       MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 .............................        1,500,000           1,521,795


46 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25 .........     $  4,500,000     $     4,715,595
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
    MBIA Insured, 5.00%, 6/01/35 .............................................................       20,970,000          21,638,524
  Miami-Dade County Special Obligation Revenue,
       Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35 ..................        5,000,000           5,154,900
       Sub Series B, MBIA Insured, zero cpn., 10/01/36 .......................................        5,635,000           1,159,796
       Sub Series C, MBIA Insured, zero cpn., 10/01/28 .......................................        8,305,000           2,633,100
       sub. lien, Refunding, Series A, MBIA Insured, zero cpn., 10/01/25 .....................       22,365,000           8,537,615
  North Broward Hospital District Revenue,
       Improvement, 6.00%, 1/15/31 ...........................................................        2,290,000           2,437,659
       Improvement, Pre-Refunded, 6.00%, 1/15/31 .............................................       23,240,000          25,013,212
       Refunding, MBIA Insured, 5.375%, 1/15/24 ..............................................        6,055,000           6,123,361
       Refunding, MBIA Insured, 5.75%, 1/15/27 ...............................................       11,720,000          11,855,718
  North Miami Health Facilities Authority Revenue, Catholic Health Services Obligation Group,
    6.00%,
       8/15/16 ...............................................................................        2,000,000           2,026,560
       8/15/24 ...............................................................................        1,750,000           1,774,150
  Orange County Health Facilities Authority Revenue,
       Adventist Health System Inc., Pre-Refunded, 6.375%, 11/15/20 ..........................        3,000,000           3,263,340
       Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24 ...........................        5,500,000           6,114,130
       Adventist Health System Inc., Pre-Refunded, 6.50%, 11/15/30 ...........................       10,750,000          11,736,527
       Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32 ................       15,000,000          16,340,850
       Hospital, Orlando Regional Healthcare, Series B, 5.125%, 11/15/39 .....................        5,000,000           5,113,250
       Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29 .....................        6,000,000           6,617,160
       Orlando Regional Healthcare System, Refunding, Series E, 6.00%, 10/01/26 ..............       11,750,000          12,372,632
       Orlando Regional Healthcare System, Series E, Pre-Refunded, 6.00%, 10/01/26 ...........          250,000             264,563
  Orange County HFA Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 ..............          565,000             565,582
  Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 .....................       12,000,000          12,356,040
  Orange County Tourist Development Tax Revenue,
       AMBAC Insured, 5.50%, 10/01/32 ........................................................       20,000,000          21,411,400
       AMBAC Insured, Pre-Refunded, 5.50%, 10/01/31 ..........................................       10,500,000          10,904,460
       Refunding, AMBAC Insured, 5.00%, 10/01/31 .............................................        5,000,000           5,206,850
       Refunding, MBIA Insured, 5.125%, 10/01/20 .............................................       10,000,000          10,137,300
       Refunding, XLCA Insured, 5.00%, 10/01/31 ..............................................       12,970,000          13,538,864
       senior lien, AMBAC Insured, Pre-Refunded, 5.125%, 10/01/25 ............................        5,500,000           5,798,210
       senior lien, AMBAC Insured, Pre-Refunded, 5.125%, 10/01/30 ............................       10,000,000          10,542,200
  Orlando and Orange County Expressway Authority Expressway Revenue,
       junior lien, FGIC Insured, 5.00%, 7/01/28 .............................................        8,000,000           8,143,520
       senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 ......................................          265,000             299,270
       Series B, AMBAC Insured, 5.00%, 7/01/35 ...............................................        9,185,000           9,480,481
  Osceola County IDAR, Community Provider Pooled Loan Program,
       Series A, FSA Insured, 7.75%, 7/01/10 .................................................          619,000             619,867
       Series C, FSA Insured, 7.60%, 7/01/10 .................................................          311,000             311,423
  Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 ..............................       10,000,000          10,245,000
  Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ..............       10,000,000          10,314,800
  Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
    Series A, 5.90%, 6/01/38 .................................................................          985,000           1,003,173


                                        Quarterly Statements of Investments | 47

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 .................     $  3,650,000     $     3,673,324
  Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ...........        5,000,000           5,200,700
  Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
    Pre-Refunded, 5.125%, 11/01/30 ...........................................................        6,250,000           6,569,875
  Palm Beach County School Board COP,
       Series A, AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24 ................................       15,000,000          15,855,150
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ..................................        5,000,000           5,352,900
       Series A, FSA Insured, 5.00%, 8/01/31 .................................................       17,500,000          18,202,975
       Series C, FSA Insured, Pre-Refunded, 5.00%, 8/01/27 ...................................       10,000,000          10,484,900
  Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
       6/01/27 ...............................................................................        4,450,000           4,622,438
       6/01/32 ...............................................................................        2,795,000           2,892,853
  Pensacola Airport Revenue, Series A, MBIA Insured, Pre-Refunded, 5.75%, 10/01/27 ...........        5,615,000           5,762,899
  Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
    5.00%, 11/15/30 ..........................................................................       11,500,000          11,789,455
  Pinellas County HFA, SFHR, Multi County, Series B-1, GNMA Insured, zero cpn., 9/01/31 ......          360,000              72,248
  Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%,
    12/01/21 .................................................................................        2,350,000           2,516,615
  Polk County IDAR, Solid Waste Disposal Facility, Tampa Electric Co. Project, 5.85%,
    12/01/30 .................................................................................       15,000,000          15,318,000
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ........................        4,000,000           4,114,960
  Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%, 10/01/34 ................        1,000,000           1,037,780
  Port Everglades Authority Port Improvement Revenue, Capital Appreciation,
       ETM, zero cpn., 9/01/10 ...............................................................       25,475,000          21,547,264
       zero cpn., 9/01/10 ....................................................................       13,020,000          10,421,208
  Port St. Lucie Utility Revenue,
       MBIA Insured, Pre-Refunded, zero cpn., 9/01/29 ........................................       20,000,000           5,908,200
       System, Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/32 ...        5,000,000           1,427,050
       System, Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/33 ...        5,000,000           1,357,900
       System, Refunding, Series A, MBIA Insured, 5.00%, 9/01/30 .............................       11,580,000          12,137,924
       System, Refunding, Series A, MBIA Insured, 5.00%, 9/01/31 .............................        8,805,000           9,222,357
  Sarasota County Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/27 ........       18,000,000          18,296,100
  Sarasota Special Obligated Revenue, Refunding, AMBAC Insured, zero cpn.,
       11/01/09 ..............................................................................        1,365,000           1,241,536
       11/01/12 ..............................................................................        1,780,000           1,431,636
       11/01/15 ..............................................................................        2,180,000           1,533,390
  South Broward Hospital District Revenue,
       5.60%, 5/01/27 ........................................................................        5,000,000           5,405,700
       5.625%, 5/01/32 .......................................................................       16,250,000          17,586,562
  St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
       6/01/22 ...............................................................................        4,000,000           1,878,120
       6/01/23 ...............................................................................        4,255,000           1,886,454
       6/01/24 ...............................................................................        1,500,000             627,030
       6/01/25 ...............................................................................        2,130,000             842,948
  St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
    10/01/32 .................................................................................       10,000,000          10,836,100
  St. Petersburg Public Utilities Revenue, Refunding, MBIA Insured, 5.00%, 10/01/35 ..........       10,795,000          11,256,918


48 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Sumter County Capital Improvement Revenue, AMBAC Insured, 5.00%, 6/01/30 ...................     $  3,520,000     $     3,672,733
  Sunrise Lakes Recreation District GO, Phase 4, Refunding, AMBAC Insured, 5.25%,
    8/01/24 ..................................................................................        4,320,000           4,371,408
  Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ................        2,550,000           2,772,947
  Tallahassee Energy System Revenue, MBIA Insured, 5.00%, 10/01/35 ...........................       10,000,000          10,420,800
  Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 ....................................        2,490,000           2,584,794
  Tampa Bay Water Utility System Revenue,
       FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ...........................................       15,000,000          16,123,950
       Series B, FGIC Insured, 5.00%, 10/01/31 ...............................................       10,000,000          10,284,700
  Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project,
    MBIA Insured,
       6.00%, 10/01/15 .......................................................................        1,000,000           1,098,200
       6.05%, 10/01/20 .......................................................................        1,715,000           2,010,906
       6.10%, 10/01/26 .......................................................................        2,695,000           3,265,963
  Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%,
    10/01/16 .................................................................................        1,330,000           1,549,184
  University of Central Florida COP, University of Central Florida Convocation Corp.,
    Series A, FGIC Insured, 5.00%, 10/01/35 ..................................................        8,820,000           9,128,965
  Viera East CDD, Water and Sewer Revenue, 6.75%, 5/01/09 ....................................        1,060,000           1,074,564
  Viera East CDD Special Assessment,
       Refunding, 7.00%, 5/01/26 .............................................................        6,625,000           7,142,346
       Series B, ETM, 6.75%, 5/01/14 .........................................................        4,835,000           5,273,873
  Village Center CDD Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 ...........       10,000,000          10,501,900
  Volusia County Educational Facility Authority Revenue, Educational Facilities,
       Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ..........        2,000,000           2,073,440
       Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 ........................        5,000,000           5,159,700
  Volusia County School Board COP, Master Lease Program, FSA Insured, 5.50%, 8/01/24 .........        5,000,000           5,209,600
  West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 ....................        1,845,000           1,933,542
  West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 ..........................       10,850,000          11,298,756
  West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%,
    3/01/35 ..................................................................................        1,000,000           1,021,950
                                                                                                                    ---------------
                                                                                                                      1,491,165,022
                                                                                                                    ---------------
  U.S. TERRITORIES 6.6%
  PUERTO RICO 5.9%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
       7/01/25 ...............................................................................        5,000,000           5,155,950
       7/01/29 ...............................................................................       10,000,000          10,305,800
       7/01/33 ...............................................................................       13,000,000          13,334,620
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 .....................................          560,000             569,750
       Refunding, Series K, 5.00%, 7/01/30 ...................................................        5,000,000           5,181,200
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/38 ..................................       12,240,000          12,534,862
       Series B, Pre-Refunded, 6.00%, 7/01/39 ................................................        5,000,000           5,357,500
       Series D, Pre-Refunded, 5.375%, 7/01/36 ...............................................        5,000,000           5,355,300
       Series G, 5.00%, 7/01/33 ..............................................................        1,680,000           1,724,150
       Series G, Pre-Refunded, 5.00%, 7/01/33 ................................................        3,320,000           3,528,596


                                        Quarterly Statements of Investments | 49

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Electric Power Authority Power Revenue, Series II, Pre-Refunded, 5.25%,
    7/01/31 ..................................................................................     $ 15,000,000     $    16,104,000
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 .................        5,900,000           6,365,569
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ..................................................        1,210,000           1,264,752
       Series D, Pre-Refunded, 5.375%, 7/01/33 ...............................................        3,790,000           4,050,297
       Series I, 5.00%, 7/01/36 ..............................................................        5,000,000           5,143,750
                                                                                                                    ---------------
                                                                                                                         95,976,096
                                                                                                                    ---------------
  VIRGIN ISLANDS 0.7%
  Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 .......       10,000,000          10,396,900
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                          106,372,996
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,509,541,508) ..........................................                        1,597,538,018
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 0.2%
  MUNICIPAL BONDS 0.2%
  FLORIDA 0.2%
a Brevard County Health Facilities Authority Revenue, Wuesthoff Memorial Hospital Project,
    Weekly VRDN and Put, 3.78%, 8/01/31 ......................................................          115,000             115,000
a Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare,
    Series A-2, FSA Insued, Daily VRDN and Put, 3.90%, 10/01/41 ..............................        1,210,000           1,210,000
a Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
    Refunding, AMBAC Insured, Daily VRDN and Put, 3.90%, 12/01/15 ............................        1,325,000           1,325,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,650,000) .............................................                            2,650,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $1,512,191,508) 99.1% ..............................................                        1,600,188,018
  OTHER ASSETS, LESS LIABILITIES 0.9% ........................................................                           15,138,422
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $ 1,615,326,440
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


50 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.2%
  MUNICIPAL BONDS 99.2%
  GEORGIA 97.9%
  Albany-Dougherty Inner City Authority Revenue, Albany State University Student Housing,
    Series A, XLCA Insured, 5.00%, 7/01/29 ...................................................      $ 4,000,000     $     4,175,280
  Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Refunding, Series C,
    FSA Insured, 5.00%, 1/01/33 ..............................................................        5,000,000           5,174,350
  Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded,
     5.50%, 1/01/26 ..........................................................................        5,000,000           5,251,650
     5.60%, 1/01/30 ..........................................................................        5,000,000           5,263,800
  Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured, Pre-Refunded,
    5.50%, 12/01/20 ..........................................................................        1,500,000           1,595,730
  Atlanta Development Authority Revenue,
     Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ...........        2,555,000           2,782,114
     Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
       1/01/23 ...............................................................................        4,150,000           4,357,334
  Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility
    Project, FSA Insured, 5.00%, 12/01/26 ....................................................        1,140,000           1,204,364
  Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,
     6.00%, 5/20/17 ..........................................................................        1,040,000           1,066,749
     6.125%, 5/20/27 .........................................................................        1,560,000           1,594,648
  Atlanta Water and Wastewater Revenue,
     FSA Insured, 5.00%, 11/01/24 ............................................................        4,000,000           4,201,720
     Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 ......................................        8,000,000           8,270,000
  Augusta Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 10/01/32 ...................        5,000,000           5,181,450
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
     5.25%, 12/01/22 .........................................................................        2,500,000           2,477,000
     5.375%, 12/01/28 ........................................................................        2,000,000           1,996,200
  Bulloch County Development Authority Lease Revenue, Georgia Southern University,
    XLCA Insured, 5.00%, 8/01/27 .............................................................        5,000,000           5,235,300
  Cherokee County School System GO, Series A, FGIC Insured, 5.00%, 8/01/28 ...................        3,000,000           3,168,630
  Cherokee County Water and Sewage Authority Revenue, MBIA Insured, 6.90%, 8/01/18 ...........           10,000              10,026
  Clayton County Development Authority Revenue,
     Gateway Village Project, Series A, Pre-Refunded, 6.00%, 8/01/23 .........................        3,500,000           3,728,270
     Refunding, Series A, MBIA Insured, 5.00%, 8/01/23 .......................................        2,310,000           2,429,866
  Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%, 7/01/23 ..........          930,000             945,922
  Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation
    Inc. Project, MBIA Insured, 5.00%, 7/15/29 ...............................................        2,000,000           2,078,700
  Cobb County Development Authority University Facilities Revenue, Kennesaw State University,
    Sub Series D, MBIA Insured, 5.00%, 7/15/29 ...............................................        8,000,000           8,339,600
  College Park Business and IDAR, Civic Center Project, AMBAC Insured, Pre-Refunded, 5.75%,
    9/01/26 ..................................................................................        2,000,000           2,153,080
  Columbia County GO, Courthouse/Detention Center Projects, Pre-Refunded, 5.00%,
    2/01/24 ..................................................................................        2,000,000           2,056,160
  Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 .......................        1,130,000           1,184,251
  Columbus Water and Sewage Revenue, Refunding, MBIA Insured, 5.00%, 5/01/25 .................        1,000,000           1,049,930
  DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and
    Judicial Facility Project, 5.00%, 12/01/29 ...............................................        2,000,000           2,086,220
  Dekalb County School District COP, Georgia School Boards Assn., AMBAC Insured, 5.00%,
    12/01/27 .................................................................................        4,285,000           4,509,834


                                        Quarterly Statements of Investments | 51

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  DeKalb County Water and Sewer Revenue,
     Pre-Refunded, 5.125%, 10/01/31 ..........................................................      $ 6,500,000     $     6,823,440
     Refunding, Series B, FSA Insured, 5.00%, 10/01/35 .......................................        7,000,000           7,599,760
  Douglasville-Douglas County Water and Sewer Authority Water and Sewer Revenue,
    MBIA Insured, 5.00%, 6/01/29 .............................................................        3,410,000           3,578,249
  East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
    5.00%, 2/01/34 ...........................................................................        5,480,000           5,734,327
  Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26 ............        3,000,000           3,108,360
  Fayette County School District GO, zero cpn. to 9/01/10,
     4.75% thereafter, 3/01/21 ...............................................................        1,355,000           1,177,847
     4.95% thereafter, 3/01/25 ...............................................................        1,000,000             872,010
  Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19 ............................................        1,500,000           1,599,495
  Fulton County Development Authority Revenue,
     Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 ..............................        3,000,000           3,093,210
     Georgia Tech Foundation Funding SAC II Project, Series A, 5.25%, 11/01/30 ...............        5,000,000           5,243,800
     Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 ........................        2,240,000           2,345,011
     Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27 ....................        3,000,000           3,168,000
  Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 ........................        2,500,000           2,605,000
  Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates,
    Northeast Health System Inc. Project, Refunding, 5.50%, 5/15/31 ..........................        2,500,000           2,579,350
  Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%,
    12/01/26 .................................................................................        2,000,000           2,121,000
  Georgia Municipal Electric Authority Power Revenue,
     Project 1, Refunding, Sub Series A, MBIA Insured, 5.00%, 1/01/26 ........................        2,855,000           3,005,801
     Series W, 6.60%, 1/01/18 ................................................................          955,000           1,081,786
     Series W, ETM, 6.60%, 1/01/18 ...........................................................           45,000              50,793
  Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured, 5.00%,
    6/01/24 ..................................................................................        1,000,000           1,029,920
  Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer Housing
    Corp. Project, Series A, 6.00%, 6/01/24 ..................................................        2,550,000           2,700,017
  Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, MBIA Insured,
    5.00%, 12/01/25 ..........................................................................        2,600,000           2,735,850
  Georgia State HFAR, MF, Lake Vista Apartments Project, Series A, FSA Insured, 5.95%,
    1/01/27 ..................................................................................        1,000,000           1,018,840
  Gilmer County GO, XLCA Insured, 5.00%, 4/01/32 .............................................        1,500,000           1,579,620
  Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
    MBIA Insured, 5.00%, 1/01/24 .............................................................        8,500,000           9,032,185
  Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
    Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 .............................        3,750,000           3,959,137
  Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 ............        2,795,000           2,976,256
a Habersham County Hospital Authority Revenue, Anticipation Certificates, XCLA Insured,
    5.00%, 12/01/27 ..........................................................................        4,015,000           4,222,535
  Habersham County School District GO, MBIA Insured, 5.00%, 4/01/28 ..........................        2,750,000           2,902,323
  Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
    AMBAC Insured, 6.00%, 7/01/29 ............................................................        5,000,000           5,355,200
  Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured, 6.00%,
    10/01/23 .................................................................................        3,300,000           3,905,484


52 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  Jackson County School District GO, MBIA Insured, 5.00%, 3/01/25 ............................      $ 3,000,000     $     3,154,950
  Marietta Development Authority Revenue, first mortgage, Life College Inc.,
     Refunding, Series A, FSA Insured, 5.75%, 9/01/14 ........................................        1,800,000           1,808,712
     Refunding, Series A, FSA Insured, 5.80%, 9/01/19 ........................................        1,100,000           1,105,456
     Refunding, Series A, FSA Insured, 5.95%, 9/01/19 ........................................        1,000,000           1,005,310
     Series B, FSA Insured, 5.75%, 9/01/14 ...................................................          800,000             803,872
  Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
    Healthcare System, MBIA Insured, 5.50%, 8/01/25 ..........................................        6,000,000           6,283,740
  Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%,
    10/01/26 .................................................................................        1,000,000           1,051,970
  Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding,
    Series A, 6.80%, 1/01/12 .................................................................        1,500,000           1,670,535
  Municipal Electricity Authority Revenue, Project 1, Sub Series E, MBIA Insured, 5.00%,
    1/01/25 ..................................................................................        2,315,000           2,436,885
  Newnan Water Sewer and Light Commission Public Utilities Revenue, Series B, AMBAC Insured,
    4.50%, 1/01/36 ...........................................................................        2,000,000           1,949,680
  Newton County Hospital Authority Revenue, Newton Health System Project 1999,
    AMBAC Insured, 6.10%, 2/01/24 ............................................................        4,500,000           4,762,035
  Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG Insured,
    5.00%, 6/01/24 ...........................................................................        3,150,000           3,300,979
  Paulding County GO, Courthouse, FGIC Insured, 5.00%, 2/01/32 ...............................        4,000,000           4,225,600
a Paulding County School District GO, 5.00%, 2/01/33 .........................................        4,000,000           4,203,000
  Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State
    University Foundation Property LLC, AMBAC Insured, 5.00%, 6/01/34 ........................        3,000,000           3,143,790
  Private Colleges and Universities Authority Revenue,
     Emory University Project, Series A, Pre-Refunded, 5.50%, 11/01/25 .......................       10,000,000          10,492,400
     Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 ........................        2,000,000           2,046,300
  Richmond County Development Authority, Solid Waste Disposal Revenue, International Paper
    Co. Project, 5.80%, 12/01/20 .............................................................        1,500,000           1,534,440
  Richmond County Development Authority Educational Facilities Revenue, Augusta State
    University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29 .................        1,000,000           1,047,280
  Rockdale County Water and Sewer Authority Revenue,
     FSA Insured, 5.00%, 7/01/29 .............................................................        4,000,000           4,189,120
     Series A, MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ...................................        5,000,000           5,236,500
  Savannah EDA Revenue,
     AASU Compass Point LLC Project, Series D, XLCA Insured, 5.00%, 7/01/29 ..................        3,000,000           3,131,460
     Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30 ...................        1,500,000           1,567,500
  South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
    5.00%, 1/01/33 ...........................................................................        3,500,000           3,623,655
  Suwanee GO, MBIA Insured, Pre-Refunded, 5.25%, 1/01/32 .....................................        3,000,000           3,174,450
  Upper Oconee Basin Water Authority Revenue,
     FGIC Insured, Pre-Refunded, 5.25%, 7/01/27 ..............................................        1,550,000           1,605,459
     Refunding, MBIA Insured, 5.00%, 7/01/26 .................................................        1,000,000           1,049,370
  Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical
    Center Project,
     5.00%, 10/01/33 .........................................................................        2,000,000           2,037,020
     AMBAC Insured, 5.25%, 10/01/27 ..........................................................        3,000,000           3,166,320


                                        Quarterly Statements of Investments | 53

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  Walton County Water and Sewer Authority Revenue, Refunding and Improvement, MBIA Insured,
    6.00%, 2/01/21 ...........................................................................      $   750,000     $       758,798
  Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured, 5.25%,
    3/01/25 ..................................................................................        3,000,000           3,163,380
                                                                                                                    ---------------
                                                                                                                        279,502,750
                                                                                                                    ---------------
  U.S. TERRITORIES 1.3%
  VIRGIN ISLANDS 1.3%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.40%, 10/01/12 .........................................................................          850,000             873,077
     5.50%, 10/01/22 .........................................................................        1,200,000           1,230,672
     5.625%, 10/01/25 ........................................................................        1,530,000           1,571,142
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                            3,674,891
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $272,471,579) ............................................                          283,177,641
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 2.3%
  MUNICIPAL BONDS 2.3%
  GEORGIA 2.3%
b Athens-Clarke County Unified Government Development Authority Revenue, University of
    Georgia Athletic Assn. Project,
     Daily VRDN and Put, 3.90%, 8/01/33 ......................................................        1,025,000           1,025,000
     Series B, Daily VRDN and Put, 3.90%, 7/01/35 ............................................        1,600,000           1,600,000
b Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
    AMBAC Insured, Weekly VRDN and Put, 3.76%, 10/01/16 ......................................        2,210,000           2,210,000
b Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 3.90%,
    11/01/41 .................................................................................        1,240,000           1,240,000
b Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.88%, 11/01/15 ..................          600,000             600,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,675,000) .............................................                            6,675,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $279,146,579) 101.5% ...............................................                          289,852,641
  OTHER ASSETS, LESS LIABILITIES (1.5)% ......................................................                           (4,190,298)
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $   285,662,343
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


54 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.5%
    MUNICIPAL BONDS 98.5%
    ALABAMA 0.2%
    Camden IDB Exempt Facilities Revenue, Weyerhaeuser, Refunding,
         Series A, 6.125%, 12/01/24 ..........................................................     $  3,000,000     $     3,248,880
         Series B, 6.375%, 12/01/24 ..........................................................        1,750,000           1,894,007
    Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO, 7.75%,
      7/01/21 ................................................................................       10,220,000          10,938,773
                                                                                                                    ---------------
                                                                                                                         16,081,660
                                                                                                                    ---------------
    ALASKA 0.2%
    Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
      Regional Power,
         5.70%, 1/01/12 ......................................................................        1,700,000           1,705,950
         5.80%, 1/01/18 ......................................................................        1,495,000           1,496,689
         5.875%, 1/01/32 .....................................................................        6,900,000           6,669,195
                                                                                                                    ---------------
                                                                                                                          9,871,834
                                                                                                                    ---------------
    ARIZONA 4.1%
    Apache County IDA,
         IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26 .........       16,500,000          16,557,585
         PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28 .........       53,150,000          53,327,521
         PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33 ........       33,800,000          33,910,864
    Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health
      Network, Pre-Refunded, 6.375%, 12/01/37 ................................................        2,500,000           2,814,075
    Arizona Health Facilities Authority Revenue,
         Bethesda Foundation Project, Series A, 6.375%, 8/15/15 ..............................          400,000             407,104
         Bethesda Foundation Project, Series A, 6.40%, 8/15/27 ...............................        4,000,000           4,058,200
         Catholic Healthcare West, Series A, Pre-Refunded, 6.625%, 7/01/20 ...................        3,940,000           4,274,506
    Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A,
      7.25%, 12/01/32 ........................................................................       14,500,000          15,699,005
    Coconino County Pollution Control Corp. Revenue, Tucson Electric Power Navajo, Refunding,
         Series A, 7.125%, 10/01/32 ..........................................................       21,125,000          21,725,584
         Series B, 7.00%, 10/01/32 ...........................................................        9,500,000           9,766,380
    Downtown Phoenix Hotel Corp. Revenue, Sub Series B, FGIC Insured, 5.00%, 7/01/36 .........       10,000,000          10,373,700
    Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West, Refunding,
      Series A,
         5.50%, 7/01/26 ......................................................................        7,500,000           7,912,575
         ACA Insured, 5.00%, 7/01/16 .........................................................        6,500,000           6,600,880
    Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Series A,
      5.25%,  7/01/32 ........................................................................       10,000,000          10,396,200
    Maricopa County Pollution Control Corp. PCR, Public Service Co. of Colorado, Refunding,
      Series A, 5.75%, 11/01/22 ..............................................................        9,800,000           9,895,158
    Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
      MBIA Insured, 5.00%, 7/01/29 ...........................................................       36,500,000          38,302,005
    Pima County IDAR, Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25 ............        3,990,000           4,004,803
    University Medical Center Corp. Revenue, 5.00%, 7/01/35 ..................................       10,175,000          10,309,513
                                                                                                                    ---------------
                                                                                                                        260,335,658
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 55

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARKANSAS 0.3%
    Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch
      Corp. Projects, Series A, 7.75%, 8/01/25 ...............................................     $  3,800,000     $     4,279,902
    Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13 ....................        2,400,000           2,622,264
    Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
      11/01/26 ...............................................................................       10,000,000          10,540,500
    Warren Solid Waste Disposal Revenue, Potlach Corp. Project, 7.00%, 4/01/12 ...............        3,150,000           3,384,612
                                                                                                                    ---------------
                                                                                                                         20,827,278
                                                                                                                    ---------------
    CALIFORNIA 17.6%
    ABAG 1915 Act Special Assessment, Windemere Ranch AD,
         1999-1, 6.375%, 9/02/32 .............................................................        9,735,000          10,363,200
         Series 1, 7.45%, 9/02/30 ............................................................       37,525,000          39,250,399
    Adelanto Water Authority Revenue, Subordinated, Water System Acquisition Project,
      Series A, Pre-Refunded, 7.50%, 9/01/28 .................................................       21,325,000          22,708,566
    Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%,
      12/01/23 ...............................................................................       11,050,000          11,501,171
    Avenal PFAR, Pre-Refunded,
         7.00%, 9/02/10 ......................................................................          685,000             701,008
         7.25%, 9/02/27 ......................................................................        3,665,000           3,769,233
    Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
      5.35%, 9/01/36 .........................................................................        3,680,000           3,717,058
    Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ..........        4,270,000           4,974,977
    Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 ...........................        5,780,000           6,430,134
    California County Tobacco Securitization Agency Revenue, Asset-Backed, Alameda County,
      5.875%, 6/01/35 ........................................................................        3,700,000           3,925,071
    California Educational Facilities Authority Revenue, Pooled College and University
      Financing, Refunding, Series B, 6.125%, 6/01/09 ........................................           30,000              30,058
    California Health Facilities Financing Authority Revenue, Marshall Medical Center,
      Series A, California Mortgage Insured, 5.00%,
         11/01/24 ............................................................................        2,295,000           2,370,873
         11/01/29 ............................................................................        2,220,000           2,286,334
         11/01/33 ............................................................................        3,130,000           3,219,549
    California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31 .................................       20,000,000          19,714,600
    California Infrastructure and Economic Development Bank Revenue, Department of Social
      Services Administration Building, AMBAC Insured, 5.00%,
         12/01/30 ............................................................................       10,300,000          11,147,690
         12/01/35 ............................................................................       14,110,000          15,239,364
    California State GO,
         Pre-Refunded, 5.25%, 4/01/30 ........................................................        2,450,000           2,608,393
         Pre-Refunded, 5.25%, 4/01/32 ........................................................        2,460,000           2,619,039
         Pre-Refunded, 5.00%, 2/01/33 ........................................................       40,640,000          43,383,606
         Refunding, 5.25%, 4/01/30 ...........................................................           50,000              52,379
         Refunding, 5.25%, 4/01/32 ...........................................................           40,000              41,796
         Various Purpose, 5.125%, 11/01/24 ...................................................       18,935,000          19,865,655
         Various Purpose, 5.00%, 8/01/33 .....................................................       25,000,000          25,908,000
    California Statewide CDA Revenue,
         Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 ........................       13,090,000          16,092,453
         Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 .........................        3,045,000           3,473,310


56 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Statewide CDA Revenue, (continued)
         John F. Kennedy University, 6.75%, 10/01/33 .........................................     $  8,000,000     $     8,700,480
         Monterey Institute International, 5.50%, 7/01/31 ....................................       13,240,000          13,471,568
         Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ................................        6,545,000           7,221,164
         Sutter Health, Refunding, Series A, 5.00%, 11/15/43 .................................       25,000,000          25,534,500
    Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
      AMBAC Insured, zero cpn.,
         8/01/33 .............................................................................       21,015,000           5,825,358
         8/01/34 .............................................................................       10,000,000           2,630,100
         8/01/43 .............................................................................       31,515,000           5,193,672
         8/01/45 .............................................................................       34,035,000           5,062,706
    Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36 ......................        2,215,000           2,227,293
    Chula Vista CFD Special Tax,
         No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 ................................        3,200,000           3,354,176
         No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36 ..................................        2,675,000           2,723,765
         No. 99-1, Otay Ranch Spa One, Pre-Refunded, 6.10%, 9/01/31 ..........................        4,890,000           5,320,662
    Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 .............        8,820,000          10,153,143
    El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
      9/01/31 ................................................................................        3,500,000           3,722,775
    Elk Grove Special Tax, East Franklin Community No. 1-A, Pre-Refunded,
         5.80%, 8/01/25 ......................................................................        3,745,000           3,906,372
         6.00%, 8/01/33 ......................................................................        5,435,000           5,670,825
    Emeryville RDA, MFHR, Emery Bay Apartments II,
         Refunding, Series A, 5.85%, 10/01/28 ................................................       13,105,000          13,379,550
         sub. lien, Refunding, Series B, 6.35%, 10/01/28 .....................................        3,105,000           3,169,118
         sub. lien, Refunding, Series C, 7.875%, 10/01/28 ....................................        1,840,000           1,878,382
    Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
         zero cpn., 1/15/22 ..................................................................       49,115,000          21,146,463
         zero cpn., 1/15/31 ..................................................................        4,000,000           1,011,320
         zero cpn., 1/15/34 ..................................................................        4,500,000             946,665
         zero cpn., 1/15/36 ..................................................................        4,000,000             744,080
         zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 .....................................       35,000,000          32,914,700
    Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32 .........................        3,500,000           3,671,430
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
         Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42 .............................       10,000,000          12,104,800
         Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 .........................       30,750,000          31,543,657
         Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 ....................       20,000,000          21,694,400
         Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 ....................       20,000,000          21,694,400
         Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 .....................       21,000,000          22,918,140
         Series 2003 A-1, Pre-Refunded, 6.75%, 6/01/39 .......................................        4,735,000           5,449,559
    Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
      7.00%, 9/02/30 .........................................................................        8,065,000           8,666,246
    Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 ...................        5,000,000           5,265,350
    Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36 .....................        6,595,000           6,685,417
    Los Angeles MFR, Refunding,
         Series J-1B, 7.125%, 1/01/24 ........................................................          200,000             200,318
         Series J-1C, 7.125%, 1/01/24 ........................................................          540,000             540,859
         Series J-2B, 8.50%, 1/01/24 .........................................................          970,000             955,528
       a Series J-2C, 8.50%, 1/01/24 .........................................................        2,560,000           2,521,805


                                        Quarterly Statements of Investments | 57

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Los Angeles Regional Airports Improvement Corp. Lease Revenue,
       b Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 .............     $ 12,000,000     $    11,986,200
         Facilities Sub-Lease, Los Angeles International, Series A-1, 7.125%, 12/01/24 .......        2,000,000           2,228,720
         Facilities Sub-Lease, Los Angeles International, Series A-2, 7.50%, 12/01/24 ........       10,000,000          11,321,500
         Refunding, Series C, 7.00%, 12/01/12 ................................................        6,000,000           6,421,320
         Refunding, Series C, 7.50%, 12/01/24 ................................................       30,000,000          33,964,500
       b United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 .............        9,500,000           9,180,610
    Los Angeles Wastewater System Revenue, Refunding, Series A, MBIA Insured, 5.00%,
      6/01/30 ................................................................................        7,530,000           7,893,548
    Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ...........................        4,000,000           4,271,000
    Poway USD Special Tax,
         CFD No. 10, Area A, 6.10%, 9/01/31 ..................................................        1,995,000           2,060,336
         CFD No. 11, Area A, 5.375%, 9/01/28 .................................................        2,965,000           3,030,082
         CFD No. 11, Area A, 5.375%, 9/01/34 .................................................        2,235,000           2,273,286
         CFD No. 14, Del Sur, 5.25%, 9/01/36 .................................................        7,500,000           7,587,525
    Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35 .................................        7,335,000           7,279,547
    Romoland School District Special Tax, CFD 1,
         Improvement Area 1, 5.35%, 9/01/28 ..................................................        7,015,000           7,159,579
         Improvement Area 1, 5.40%, 9/01/36 ..................................................        6,175,000           6,302,020
         Improvement Area 2, 5.35%, 9/01/38 ..................................................        7,900,000           8,020,238
    San Bernardino County Finance Authority Revenue, Public Improvement, AD, Refunding,
      Series A, 7.00%, 9/02/17 ...............................................................          595,000             598,802
    San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
         7/01/09 .............................................................................        3,750,000           3,452,437
         7/01/10 .............................................................................        4,500,000           3,980,880
         7/01/12 .............................................................................        4,500,000           3,650,040
         7/01/13 .............................................................................        4,250,000           3,300,040
         7/01/14 .............................................................................        2,250,000           1,671,143
    San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured, 6.00%,
      7/01/31 ................................................................................        8,920,000           9,711,115
         San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
         Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ...........................       22,500,000          23,886,450
         Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 ...........................       20,000,000          21,244,400
         Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 ...........................       20,000,000          21,152,600
         Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 ...........................       20,000,000          21,080,800
         junior lien, ETM, zero cpn., 1/01/08 ................................................       10,400,000          10,186,384
         junior lien, ETM, zero cpn., 1/01/09 ................................................       21,800,000          20,572,660
         junior lien, ETM, zero cpn., 1/01/10 ................................................       15,000,000          13,598,550
         junior lien, ETM, zero cpn., 1/01/12 ................................................       30,100,000          25,170,824
         junior lien, ETM, zero cpn., 1/01/24 ................................................       52,700,000          25,085,200
         junior lien, ETM, zero cpn., 1/01/25 ................................................       45,200,000          20,501,816
         junior lien, ETM, zero cpn., 1/01/26 ................................................      131,900,000          57,091,596
         junior lien, ETM, zero cpn., 1/01/27 ................................................      139,100,000          57,224,349
         senior lien, 5.00%, 1/01/33 .........................................................       11,930,000          11,930,239
    Saugus USD Special Tax, 6.00%, 9/01/33 ...................................................        3,150,000           3,309,863
    Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%,
      9/01/36 ................................................................................        2,000,000           2,029,020


58 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD 02, 6.30%,
      9/02/33 ................................................................................     $  6,000,000     $     6,214,320
    Stockton CFD Special Tax, No. 2001-1, Spanos Park West, Pre-Refunded, 6.375%,
      9/01/32 ................................................................................        4,100,000           4,660,060
    Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A, 6.00%, 9/01/34 .......        6,520,000           6,854,476
    West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33 ....................        3,000,000           3,308,340
                                                                                                                    ---------------
                                                                                                                      1,117,661,077
                                                                                                                    ---------------
    COLORADO 3.7%
    Colorado Health Facilities Authority Revenue,
         Adventist Health-Sunbelt, Refunding, Series D, 5.25%, 11/15/35 ......................       20,000,000          20,784,200
         Volunteers of America Care Facilities, Improvement, Series A, Pre-Refunded, 5.75%,
           7/01/20 ...........................................................................        3,000,000           3,120,690
         Volunteers of America Care Facilities, Improvement, Series A, Pre-Refunded, 5.875%,
           7/01/28 ...........................................................................        2,990,000           3,114,175
         Volunteers of America Care Facilities, Refunding and Improvement,
           Series A, ETM, 5.45%,
           7/01/08 ...........................................................................          520,000             523,822
    Denver City and County Airport Revenue,
         Refunding, Series B, 5.50%, 11/15/33 ................................................       20,000,000          21,027,600
         Series D, 7.75%, 11/15/13 ...........................................................          500,000             550,960
    Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
      Series A, 6.875%, 10/01/32 .............................................................       11,760,000          12,099,041
    Denver Convention Center Hotel Authority Revenue, Refunding, Senior, XLCA Insured,  5.00%,
      12/01/35 ...............................................................................       15,000,000          15,546,000
    Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%,
      12/01/33 ...............................................................................        4,000,000           4,571,800
    E-470 Public Highway Authority Revenue, Capital Appreciation,
         Refunding, Series B, MBIA Insured, zero cpn., 9/01/37 ...............................       15,720,000           3,679,895
         Refunding, Series B, MBIA Insured, zero cpn., 9/01/38 ...............................       20,000,000           4,439,600
         Refunding, Series B, MBIA Insured, zero cpn., 9/01/39 ...............................       30,000,000           6,321,600
         Series A, MBIA Insured, zero cpn., 9/01/28 ..........................................       15,000,000           5,697,600
         Series B, MBIA Insured, zero cpn., 9/01/29 ..........................................       10,000,000           3,230,600
         Series B, MBIA Insured, zero cpn., 9/01/30 ..........................................       17,300,000           5,271,656
         Series B, MBIA Insured, zero cpn., 9/01/31 ..........................................       10,000,000           2,869,900
    Eagle County Airport Terminal Corp. Revenue, Series A,
         7.00%, 5/01/21 ......................................................................          735,000             795,299
         7.125%, 5/01/31 .....................................................................        1,215,000           1,316,416
    Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
      6.95%, 8/01/19 .........................................................................       41,200,000          45,368,204
    Littleton MFHR, Riverpoint, Refunding, Series C, 8.00%, 12/01/29 .........................        2,755,000           2,898,150
    McKay Landing Metropolitan District No. 002 GO,
         Limited Tax, Pre-Refunded, 7.50%, 12/01/19 ..........................................        2,990,000           3,319,019
         Subordinated, Series A, Pre-Refunded, 7.50%, 12/01/34 ...............................        2,000,000           2,234,800
    Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A,
      AMBAC Insured, Pre-Refunded, 5.00%, 11/01/36 ...........................................       40,000,000          43,258,400
    Saddle Rock South Metropolitan District No. 2 GO, Limited Mill Levy Obligation,
      Pre-Refunded, 7.20%, 12/01/19 ..........................................................          275,000             299,604
    Saddle Rock South Metropolitan District No. 3 GO, Limited Mill Levy Obligation,
      Pre-Refunded, 7.35%, 12/01/19 ..........................................................        3,050,000           3,334,687


                                        Quarterly Statements of Investments | 59

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    COLORADO (CONTINUED)
    Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%,
      12/01/28 ...............................................................................     $  7,640,000     $     8,022,535
    University of Colorado Hospital Authority Revenue, Series A, Pre-Refunded, 5.60%,
      11/15/31 ...............................................................................        9,000,000           9,584,550
a,c Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%,  6/01/31 .....        3,000,000           3,037,410
                                                                                                                    ---------------
                                                                                                                        236,318,213
                                                                                                                    ---------------
    CONNECTICUT 1.6%
    Connecticut State Development Authority PCR,
         Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 ....................       53,825,000          55,991,994
         Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 .............       12,500,000          13,003,250
    Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic  Co.
      Project, 6.15%, 4/01/35 ................................................................        3,000,000           3,075,570
    Connecticut State Health and Educational Facilities Authority Revenue,
         Sacred Heart University, Series C, 6.50%, 7/01/16 ...................................          420,000             424,767
         St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ............................        5,650,000           5,404,677
         Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 .......................        1,000,000           1,005,730
    Connecticut State HFAR, Housing Mortgage Finance Program, Refunding, Series C-1, 6.30%,
      11/15/17 ...............................................................................       16,060,000          16,323,866
    Greater New Haven Water Pollution Control Authority Regional Water Revenue, Refunding,
      Series A, MBIA Insured, 5.00%, 8/15/35 .................................................        6,735,000           7,051,141
                                                                                                                    ---------------
                                                                                                                        102,280,995
                                                                                                                    ---------------
    DISTRICT OF COLUMBIA 1.6%
    District of Columbia Ballpark Revenue, Series B-1, FGIC Insured, 5.00%, 2/01/35 ..........       18,000,000          18,664,380
    District of Columbia GO,
         Refunding, Series A, 6.00%, 6/01/07 .................................................        1,535,000           1,535,000
         Series A, ETM, 6.00%, 6/01/07 .......................................................          280,000             280,000
    District of Columbia Hospital Revenue, Medlantic Healthcare Group, Series A, MBIA Insured,
      ETM, 5.875%, 8/15/19 ...................................................................        8,850,000           8,976,555
    District of Columbia Revenue,
         Gains-Georgetown University, Capital Appreciation, AMBAC Insured, zero cpn. to
           3/31/18,
           5.00% thereafter, 4/01/36 .........................................................       27,105,000          16,442,977
         Methodist Home Issue, 6.00%, 1/01/29 ................................................        4,750,000           4,804,388
    District of Columbia Tobacco Settlement Financing Corp. Revenue,
         Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46 ..............      175,000,000          16,849,000
         Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46 ..............       66,000,000           6,073,980
         Refunding, Asset-Backed Bonds, 6.50%, 5/15/33 .......................................       22,000,000          26,224,440
                                                                                                                    ---------------
                                                                                                                         99,850,720
                                                                                                                    ---------------
    FLORIDA 7.9%
    Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34 ........................        4,800,000           4,562,064
    Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
         6.00%, 5/01/16 ......................................................................       22,565,000          23,818,260
         6.20%, 5/01/22 ......................................................................       23,590,000          25,581,468
    Brighton Lakes CDD Special Assessment, Series B, 7.625%, 5/01/31 .........................        3,040,000           3,225,683
    Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31 .................        1,375,000           1,447,504
    Brooks of Bonita Springs II CDD Capital Improvement Revenue, Series A, Pre-Refunded,
      7.00%, 5/01/31 .........................................................................       11,780,000          12,338,490


60 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 ...............     $  2,285,000     $     2,468,028
    Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20 ..................        2,445,000           2,488,228
    Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
      8/15/32 ................................................................................       10,550,000          11,336,819
    Creekside CDD Special Assessment, 5.20%, 5/01/38 .........................................        1,400,000           1,382,318
    East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36 ............................        1,425,000           1,431,911
    Falcon Trace CDD Special Assessment, 6.00%, 5/01/20 ......................................        3,690,000           3,779,851
    Fleming Plantation CDD Special Assessment, Series B, Pre-Refunded, 7.375%, 5/01/31 .......        9,900,000          10,944,549
    Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
      Series D, 6.00%, 6/01/23 ...............................................................        5,000,000           6,007,800
    Gateway Services District Water Management Benefit Tax Revenue, Second Assessment Area,
      Phase One, 8.00%, 5/01/20 ..............................................................        3,580,000           3,617,805
    Groves CDD Special Assessment Revenue, Series A, 7.75%, 5/01/32 ..........................        1,725,000           1,742,819
    Halifax Hospital Medical Center Hospital Revenue,
         Refunding and Improvement, Series A, 5.375%, 6/01/46 ................................       18,000,000          18,589,140
         Series A, Pre-Refunded, 7.25%, 10/01/24 .............................................        4,700,000           5,268,512
         Series A, Pre-Refunded, 7.25%, 10/01/29 .............................................        1,400,000           1,569,344
    Hawk's Point CDD Special Assessment, Hawk's Point Community Development, Series A,
      5.30%, 5/01/39 .........................................................................        1,450,000           1,423,654
    Heritage Harbor CDD Special Assessment Revenue, Series A, 6.70%, 5/01/19 .................        1,400,000           1,415,778
    Hillsborough County IDAR, Refunding, Series B, 5.25%,
         10/01/28 ............................................................................        1,500,000           1,541,265
         10/01/34 ............................................................................        7,250,000           7,389,925
    Indian Trace CDD, GO, Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
      5/01/11 ................................................................................        9,115,000           9,542,858
    Indian Trace CDD Special Assessment, Isles at Weston Project, 5.50%, 5/01/33 .............        2,900,000           2,925,346
    Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
         ETM, 6.875%, 8/01/10 ................................................................          590,000             614,751
         Pre-Refunded, 7.00%, 8/01/20 ........................................................        2,445,000           2,656,346
         Pre-Refunded, 7.25%, 8/01/31 ........................................................        5,725,000           6,255,650
    Indigo CDD Capital Improvement Revenue, Refunding,
         Series A, 7.00%, 5/01/31 ............................................................          910,000             927,445
         Series C, 7.00%, 5/01/30 ............................................................        4,710,000           4,800,291
    Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 .................................        1,820,000           1,918,244
    Lake Ashton CDD Revenue, Series A, 7.40%, 11/15/32 .......................................        1,595,000           1,711,387
    Lakeland Retirement Community Revenue, first mortgage, Carpenters Home, Refunding,
      Series A, 6.75%, 1/01/19 ...............................................................       13,720,000          14,221,878
    Lakewood Ranch CDD No. 3 Special Assessment Revenue, 7.625%, 5/01/18 .....................          415,000             422,661
    Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
      CIFG Insured, 5.00%, 10/01/30 ..........................................................       11,505,000          11,932,296
    Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 ................        7,915,000           8,505,776
    Mediterra South CDD Capital Improvement Revenue,
         6.85%, 5/01/31 ......................................................................        2,355,000           2,543,635
         Series B, 6.95%, 5/01/31 ............................................................        7,190,000           7,460,128
    Mediterranea CDD Special Assessment, Series A, 5.60%, 5/01/37 ............................        1,550,000           1,580,597
    Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
      MBIA Insured, 5.00%, 6/01/32 ...........................................................       14,000,000          14,455,840


                                        Quarterly Statements of Investments | 61

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Midtown Miami Community Development Special Assessment Revenue,
         Series A, 6.25%, 5/01/37 ............................................................     $  7,500,000     $     8,080,350
         Series B, 6.50%, 5/01/37 ............................................................        4,000,000           4,398,920
    Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13 ...................          420,000             422,785
    North Springs ID Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%,
      5/01/19 ................................................................................          670,000             679,501
    Northern Palm Beach County ID Revenue, Water Control and Improvement,
      Unit of Development No. 43,
         6.10%, 8/01/21 ......................................................................          625,000             649,531
         Pre-Refunded, 6.10%, 8/01/21 ........................................................        1,960,000           2,138,948
    Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds,
      Unit of Development No. 46, Series A, 5.35%, 8/01/41 ...................................          800,000             795,088
    Northwood CDD Special Assessment Revenue, Series B, 7.60%, 5/01/17 .......................        1,085,000           1,094,700
    Oakstead CDD Revenue, Capital Improvement, Series A, Pre-Refunded, 7.20%, 5/01/32 ........        3,230,000           3,494,505
    Orange County Health Facilities Authority Revenue, Hospital,
         Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32 ........................       10,000,000          10,893,900
         Orlando Regional Healthcare, Pre-Refunded, 5.75%, 12/01/32 ..........................       15,000,000          16,359,300
    Orange County Tourist Development Tax Revenue, Refunding, AMBAC Insured, 5.00%,
      10/01/29 ...............................................................................       13,925,000          14,520,851
    Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36 ....................        1,300,000           1,308,190
    Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 .................        2,780,000           3,002,428
    Parkway Center CDD Special Assessment, Refunding, Series A, 8.25%, 5/01/31 ...............        1,350,314           1,458,312
    Pelican Marsh CDD Special Assessment Revenue,
         Series A, 7.10%, 5/01/20 ............................................................        3,160,000           3,370,677
         Series A, 7.20%, 5/01/31 ............................................................        6,275,000           6,692,538
         Series B, 6.90%, 5/01/11 ............................................................        1,215,000           1,245,278
    Piney-Z CDD Capital Improvement Revenue, Series A, 7.25%, 5/01/19 ........................          625,000             641,881
    Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31 ..............................       10,050,000          10,635,412
    Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37 ..................................        3,000,000           3,033,570
    Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38 ......................        2,795,000           2,796,956
    Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 ...........        1,625,000           1,637,285
    Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 ...........................        3,510,000           3,617,406
    Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
      12/01/22 ...............................................................................        3,735,000           3,875,137
    River Place St. Lucie CDD Special Assessment Revenue,
         Series A, 7.625%, 5/01/21 ...........................................................        1,090,000           1,183,435
         Series A, 7.625%, 5/01/30 ...........................................................        1,590,000           1,721,239
         Series B, 7.25%, 5/01/10 ............................................................          970,000             977,576
    Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14 .......................          575,000             603,100
    Sampson Creek CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.95%,
      5/01/31 ................................................................................        2,730,000           2,937,098
    Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37 ....................................        8,170,000           8,192,549
    South Broward Hospital District Revenue, South Broward Hospital District, Refunding,
      4.75%, 5/01/32 .........................................................................       20,000,000          19,941,200
    South Miami Health Facilities Authority Hospital Revenue, Baptist Health South  Florida
      Group, 5.00%, 8/15/37 ..................................................................       34,860,000          35,470,747
    South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 ........................        2,645,000           2,777,091


62 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
      5/01/18 ................................................................................     $  1,870,000     $     1,907,662
    St. Lucie West Services District Special Assessment Revenue, Port St. Lucie,
      Water Management Benefit, Refunding, Series B,
         6.00%, 5/01/09 ......................................................................          355,000             355,621
         6.25%, 5/01/25 ......................................................................        5,080,000           5,267,858
    Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 .................................        2,095,000           2,184,477
    Stoneybrook West CDD Special Assessment Revenue, Series A, 7.00%, 5/01/32 ................        2,990,000           3,186,443
    Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 .....................        1,275,000           1,368,496
    University of Central Florida Assn. Inc. COP, Series A, FGIC Insured, 5.00%, 10/01/35 ....        9,190,000           9,466,803
    Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 .......................        8,415,000           9,172,518
    Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37 .................        2,000,000           2,023,860
    Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 .....................................        8,440,000           9,007,843
    Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 .............................        6,465,000           6,920,330
    Village Center CDD Recreational Revenue,
         Sub Series B, 6.25%, 1/01/13 ........................................................        5,045,000           5,217,085
         Sub Series B, 8.25%, 1/01/17 ........................................................        1,830,000           1,870,608
         Sub Series C, 7.375%, 1/01/19 .......................................................        2,185,000           2,259,814
    Vista Lake CDD Capital Improvement Revenue, Series A, 7.20%, 5/01/32 .....................        2,645,000           2,774,288
    Waterchase CDD Capital Improvement Revenue, Series A, 6.70%, 5/01/32 .....................        2,825,000           3,078,374
    Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ......................        1,150,000           1,246,163
    Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36 ..............................        1,900,000           1,905,244
    Waterstone CDD Capital Improvement Revenue, Series B, 5.50%, 5/01/18 .....................        4,600,000           4,588,546
    Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 ...........................        1,350,000           1,438,533
    Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37 ...................        2,000,000           2,082,200
                                                                                                                    ---------------
                                                                                                                        503,816,594
                                                                                                                    ---------------
    GEORGIA 2.5%
    Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
         Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ....................................       36,000,000          37,255,320
         Series J, FSA Insured, 5.00%, 1/01/29 ...............................................       16,445,000          17,084,875
    Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31 ..........................        1,235,000           1,253,488
    Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 .......................       33,890,000          35,379,466
    Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
      12/01/28 ...............................................................................        1,470,000           1,467,207
    Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc.,
      Refunding, 5.70%, 12/01/15 .............................................................        1,575,000           1,657,073
    Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist
      Health Care System Project, ETM,
         6.25%, 10/01/18 .....................................................................        6,000,000           6,759,420
         6.375%, 10/01/28 ....................................................................        8,000,000           9,763,600
    Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27 .......        5,000,000           4,987,250
    Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding,
      5.125%, 3/01/37 ........................................................................        3,500,000           3,554,705
    Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
      MBIA Insured, 5.00%, 7/01/34 ...........................................................       26,145,000          27,281,000


                                        Quarterly Statements of Investments | 63

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Main Street Natural Gas Inc. Gas Revenue, Series B, 5.00%, 3/15/22 .......................     $  6,000,000     $     6,314,220
    McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
      Products, 6.95%, 12/01/23 ..............................................................        5,120,000           5,650,534
                                                                                                                    ---------------
                                                                                                                        158,408,158
                                                                                                                    ---------------
    HAWAII 1.1%
    Honolulu City and County GO, Series A, MBIA Insured, 5.00%,
       7/01/26 ...............................................................................       12,020,000          12,596,720
       7/01/27 ...............................................................................       12,640,000          13,228,897
    Honolulu City and County Wastewater System Revenue,
       First Bond Resolution, Senior Series A, MBIA Insured, 5.00%, 7/01/31 ..................       20,000,000          20,965,200
       Senior Series A, FGIC Insured, 5.00%, 7/01/30 .........................................       20,425,000          21,334,117
                                                                                                                    ---------------
                                                                                                                         68,124,934
                                                                                                                    ---------------
    IDAHO 0.3%
    Nez Perce County PCR,
       Potlatch 84, 7.00%, 12/01/14 ..........................................................        2,500,000           2,770,450
       Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 ....................................       17,500,000          17,735,025
                                                                                                                    ---------------
                                                                                                                         20,505,475
                                                                                                                    ---------------
    ILLINOIS 2.7%
    Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
      3/01/33 ................................................................................        3,329,000           3,512,761
    Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%,
      3/01/33 ................................................................................        5,491,000           5,794,103
    Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project, Pre-Refunded,
       6.25%, 3/01/32 ........................................................................        3,655,000           4,080,588
       6.75%, 3/01/32 ........................................................................        5,415,000           6,059,764
    Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A,
      Pre-Refunded,
       6.625%, 3/01/31 .......................................................................        4,348,000           4,768,973
       7.00%, 3/01/31 ........................................................................        4,796,000           5,321,402
    Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, Pre-Refunded,
       7.05%, 3/01/31 ........................................................................        5,853,000           6,591,707
    Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%, 8/01/23 ..       11,000,000          11,019,580
    Cary Special Tax,
       Refunding, Radian Insured, 5.00%, 3/01/30 .............................................        3,160,000           3,238,463
       Special Service Area No. 1, Cambria Project, Series A, Pre-Refunded, 7.625%,
         3/01/30 .............................................................................        2,869,000           3,197,816
       Special Service Area No. 2, Foxford Hills Project, Pre-Refunded, 7.50%, 3/01/30 .......        5,319,000           5,839,145
    Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, Pre-Refunded, 7.75%,
      3/01/27 ................................................................................        6,000,000           6,918,000
    Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision, 5.95%,
      3/01/36 ................................................................................        7,785,000           7,913,920
    Illinois Finance Authority Revenue,
       Lutheran Hillside Village, Refunding, 5.25%, 2/01/37 ..................................        5,000,000           5,148,550
       Northwestern University, 5.00%, 12/01/42 ..............................................       12,000,000          12,419,400


64 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS (CONTINUED)
    Illinois Health Facilities Authority Revenue,
       Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 .................     $  2,725,000     $     2,788,983
       Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 ........................        8,595,000           8,655,595
    Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
      Convention Center, ETM, 7.00%, 7/01/26 .................................................        7,500,000           9,795,900
    Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 ...........        3,000,000           3,209,010
    Montgomery Special Assessment, Improvement, Lakewood Creek Project, Pre-Refunded,
      7.75%, 3/01/30 .........................................................................        4,745,000           5,359,810
    Otter Creek Water Reclamation District Kane County Revenue, Separate Waterworks and
      Sewage System, Refunding, XLCA Insured, 5.00%, 1/01/39 .................................        5,000,000           5,176,800
    Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
      3/01/34 ................................................................................        8,000,000           8,582,960
    Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 ...........        2,425,000           2,483,273
    Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
       6.00%, 3/01/33 ........................................................................        4,500,000           4,676,175
       6.625%, 3/01/33 .......................................................................        5,271,000           5,668,486
    Wonder Lake Special Services Area No. 2 Special Tax, Neumann Homes Project, 6.125%,
      3/01/35 ................................................................................        9,500,000           9,687,340
    Yorkville United City Special Services Area Special Tax,
       No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34 .......................        4,400,000           4,595,580
       No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33 ..........................        3,811,000           4,076,512
       No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36 ....................................        4,980,000           5,106,293
                                                                                                                    ---------------
                                                                                                                        171,686,889
                                                                                                                    ---------------
    INDIANA 1.6%
    Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%,
      8/01/36 ................................................................................        5,000,000           5,138,650
    Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
       8/15/19 ...............................................................................        3,000,000           3,062,220
       8/15/28 ...............................................................................        5,000,000           5,080,350
    Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of
      Indiana, Refunding, 5.25%, 11/15/35 ....................................................       12,000,000          12,455,280
    Indiana Health Facility Financing Authority Hospital Revenue,
       6.25%, 3/01/25 ........................................................................        3,200,000           3,477,792
       6.00%, 3/01/34 ........................................................................       12,000,000          12,792,000
       Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/31 .....................       48,500,000          51,987,635
       Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 ...................        1,500,000           1,531,455
    Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
      Refunding, 5.60%, 12/01/32 .............................................................        8,200,000           8,444,688
                                                                                                                    ---------------
                                                                                                                        103,970,070
                                                                                                                    ---------------
    KANSAS 0.2%
    Wyandotte County City Unified Government Utility System Revenue, Improvement, Series B,
      FSA Insured, 5.00%, 9/01/32 ............................................................       10,000,000          10,418,200
                                                                                                                    ---------------
    KENTUCKY 0.6%
    Kentucky Economic Development Finance Authority Health System Revenue,
      Norton Healthcare Inc.,
       Refunding, Series C, MBIA Insured, 6.10%, 10/01/22 ....................................       10,650,000          11,894,772
       Refunding, Series C, MBIA Insured, 6.15%, 10/01/27 ....................................        3,995,000           4,472,962


                                        Quarterly Statements of Investments | 65

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    KENTUCKY (CONTINUED)
    Kentucky Economic Development Finance Authority Health System Revenue,
      Norton Healthcare Inc., (continued)
       Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/22 .................................     $  5,325,000     $     6,023,587
       Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/27 .................................        6,005,000           6,809,490
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
      Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ...........        6,835,000           6,891,662
                                                                                                                    ---------------
                                                                                                                         36,092,473
                                                                                                                    ---------------
    LOUISIANA 1.6%
    Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27 ........       13,990,000          15,526,662
    Louisiana Public Facilities Authority Revenue, FHA Insured Mortgage, Baton Rouge General,
      MBIA Insured, 5.25%, 7/01/33 ...........................................................       32,240,000          34,049,309
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
      AMBAC Insured, 5.00%, 6/01/22 ..........................................................       10,000,000          10,479,300
    Louisiana State Gas and Fuels Tax Revenue, Series A, FSA Insured, 5.00%, 5/01/36 .........       15,000,000          15,667,800
    Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ...        4,850,000           4,852,231
    West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
      9/01/28 ................................................................................       20,750,000          20,797,932
                                                                                                                    ---------------
                                                                                                                        101,373,234
                                                                                                                    ---------------
    MAINE 0.5%
    Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 .....................        4,800,000           4,806,768
    Skowhegan PCR, S.D. Warren Co.,
       Series A, 6.65%, 10/15/15 .............................................................       24,570,000          24,860,909
       Series B, 6.65%, 10/15/15 .............................................................        4,940,000           4,998,489
                                                                                                                    ---------------
                                                                                                                         34,666,166
                                                                                                                    ---------------
    MARYLAND 0.8%
    Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
      Improvement, Series B, ETM, 8.50%, 9/01/07 .............................................          535,000             541,019
    Maryland State CDA Department of Housing and CDR, Housing, Series A, 5.875%,
      7/01/16 ................................................................................        2,270,000           2,311,541
    Maryland State EDC Revenue,
       Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.50%, 12/01/14 ..................        1,915,000           2,098,342
       Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.625%, 12/01/22 .................        6,740,000           7,409,754
       Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.75%, 12/01/31 ..................       16,160,000          17,813,330
       senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 4.75%,
         12/01/11 ............................................................................        1,250,000           1,255,512
       senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 5.00%,
         12/01/16 ............................................................................        3,000,000           3,061,350
       senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 5.00%,
         12/01/31 ............................................................................       10,000,000          10,045,000
       senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series B, 5.00%,
         12/01/16 ............................................................................        1,000,000           1,020,450
       senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series B, 5.25%,
         12/01/31 ............................................................................        2,000,000           2,046,500


66 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MARYLAND (CONTINUED)
    Maryland State Health and Higher Educational Facilities Authority Revenue, Edenwald,
      Series A, 5.40%, 1/01/37 ...............................................................     $  1,200,000     $     1,241,076
    Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series B,
      ETM, 8.50%, 9/01/07 ....................................................................        2,000,000           2,011,340
                                                                                                                    ---------------
                                                                                                                         50,855,214
                                                                                                                    ---------------
    MASSACHUSETTS 1.5%
    Massachusetts Bay Transportation Authority Revenue, General Transportation System,
      Series A, 7.00%, 3/01/21 ...............................................................        2,000,000           2,420,540
    Massachusetts School Building Authority Sales Tax Revenue, Series A, AMBAC Insured,
      5.00%, 8/15/37 .........................................................................       20,500,000          21,586,500
    Massachusetts State Development Finance Agency Resource Recovery Revenue,
      Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 .......        3,000,000           3,167,730
    Massachusetts State Development Finance Agency Revenue,
       Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 ..........................        1,030,000           1,055,142
       Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 .........................        1,620,000           1,654,425
       Curry College, Series A, ACA Insured, 5.00%, 3/01/36 ..................................        2,000,000           2,036,700
       Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15 ........        1,850,000           1,899,414
       Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23 .........        3,500,000           3,589,775
    Massachusetts State Health and Educational Facilities Authority Revenue,
       St. Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23 .....................        6,235,000           6,262,559
       Sterling and Francine Clark Art Institute, Series A, 5.00%, 7/01/36 ...................        8,000,000           8,343,440
    Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
      FSA Insured, 5.00%, 8/15/30 ............................................................       30,950,000          32,409,292
    Massachusetts State Water Resources Authority Revenue, General, Refunding, Series A,
      AMBAC Insured, 5.00%, 8/01/31 ..........................................................        8,000,000           8,407,360
                                                                                                                    ---------------
                                                                                                                         92,832,877
                                                                                                                    ---------------
    MICHIGAN 3.8%
    Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A,
      Pre-Refunded, 6.25%, 4/15/27 ...........................................................       10,500,000          11,558,085
    Detroit Sewer Disposal System Revenue, second lien, Series A, MBIA Insured, 5.00%,
      7/01/35 ................................................................................       26,750,000          27,811,173
    Detroit Water Supply System Revenue, second lien, Refunding, Series C, FSA Insured,
      5.00%, 7/01/33 .........................................................................       11,000,000          11,488,950
    Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligation,
      Refunding, Series A, 5.00%, 8/15/38 ....................................................        5,250,000           5,135,970
    Garden City Hospital Finance Authority Hospital Revenue, Refunding,
       5.625%, 9/01/10 .......................................................................        2,710,000           2,765,853
       5.75%, 9/01/17 ........................................................................        1,000,000           1,019,790
    Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial Hospital,
      Refunding, 6.50%,
       1/01/31 ...............................................................................        1,000,000           1,053,610
       1/01/37 ...............................................................................        1,000,000           1,047,340
    Michigan State Building Authority Revenue,
       Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 ...............       13,495,000          14,055,582
       Facilities Program, Refunding, Series II, MBIA Insured, 5.00%, 10/15/29 ...............       16,585,000          17,224,186
       Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 ...................................        9,500,000           9,940,420


                                        Quarterly Statements of Investments | 67

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Michigan State Hospital Finance Authority Revenue,
       Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .......     $ 18,000,000     $    19,144,800
       Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 ..........        7,500,000           7,514,925
       Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 ..........       30,205,000          30,266,316
       Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 ..........          500,000             499,940
       Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 .....................          500,000             488,240
       Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/25 ................        3,500,000           3,552,570
       Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37 ................        3,680,000           3,720,591
       Marquette, 5.00%, 5/15/34 .............................................................        6,000,000           6,027,180
       Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 ................................        1,000,000           1,036,390
       Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 ...................        7,310,000           7,375,059
       Sinai Hospital, Refunding, 6.625%, 1/01/16 ............................................        2,990,000           3,012,724
       Sinai Hospital, Refunding, 6.70%, 1/01/26 .............................................        7,250,000           7,297,560
    Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution
      Control Project, Refunding, Series C, 5.45%, 9/01/29 ...................................       11,000,000          11,389,840
    Midland County EDR, Refunding, Series A, 6.875%, 7/23/09 .................................       35,000,000          35,517,650
    Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project,
      Series A, ETM, 5.60%, 2/15/13 ..........................................................        1,275,000           1,316,603
                                                                                                                    ---------------
                                                                                                                        241,261,347
                                                                                                                    ---------------
    MINNESOTA 1.6%
    Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14 ......        9,000,000          10,011,510
    Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%,
      12/01/40 ...............................................................................        5,000,000           5,050,100
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Refunding,
      Sub Series C, FGIC Insured, 5.00%, 1/01/31 .............................................       21,185,000          21,981,556
    Minneapolis Health Care Facility Revenue,
       Augustana Chapel View Homes, Series D, 5.875%, 6/01/35 ................................        5,075,000           5,173,049
       Fairview Health Services, Series A, Pre-Refunded, 5.625%, 5/15/32 .....................       18,380,000          19,987,882
       Jones-Harrison Residence Project, 5.70%, 10/01/35 .....................................        1,000,000           1,006,650
    Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
      11/15/30 ...............................................................................        8,200,000           8,561,292
    Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
       Refunding, Series A, 6.375%, 11/15/29 .................................................          175,000             188,542
       Series A, Pre-Refunded, 6.375%, 11/15/29 ..............................................        6,325,000           6,897,286
    Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
      2/01/18 ................................................................................          320,000             320,742
    Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/35 .................        5,000,000           5,154,100
  a Roseville MFHR, Rosepointe I Project, Refunding, Series C, 8.00%, 12/01/29 ...............        3,145,000           3,288,129
    St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35 ...........       10,000,000          10,948,300
  a St. Paul Housing and RDA Tax Increment Revenue, Energy Park Project, Series A, 8.625%,
      9/01/07 ................................................................................          205,000             202,647
                                                                                                                    ---------------
                                                                                                                         98,771,785
                                                                                                                    ---------------
    MISSISSIPPI 0.5%
    Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ...........       33,295,000          33,392,887
                                                                                                                    ---------------


68 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI 0.2%
    Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
      12/01/20 ...............................................................................     $  8,350,000     $     8,528,439
    West Plains IDA Hospital Revenue, Ozarks Medical Center,
       6.30%, 11/15/11 .......................................................................          695,000             719,117
       6.75%, 11/15/24 .......................................................................        1,870,000           1,925,259
       Refunding, 5.50%, 11/15/12 ............................................................          500,000             503,100
                                                                                                                    ---------------
                                                                                                                         11,675,915
                                                                                                                    ---------------
    MONTANA 0.2%
    Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ......       10,220,000          10,646,174
                                                                                                                    ---------------
    NEBRASKA 0.3%
    Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A, AMBAC
      Insured, 5.00%, 1/01/32 ................................................................       16,485,000          17,250,398
    Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West Medical
     Center,
      6.375%, 12/15/08 .......................................................................          625,000             626,319
                                                                                                                    ---------------
                                                                                                                         17,876,717
                                                                                                                    ---------------
    NEVADA 1.8%
    Clark County ID Special Assessment,
       Local ID No. 142, Mountains Edge, 6.375%, 8/01/23 .....................................        4,190,000           4,322,446
       Local ID No. 151, Summerlin, 5.00%, 8/01/20 ...........................................          765,000             776,613
       Local ID No. 151, Summerlin, 5.00%, 8/01/25 ...........................................        2,405,000           2,436,289
       Local Improvement, Special District No. 132, 6.875%, 2/01/21 ..........................        3,840,000           3,964,838
       Special Local Improvement, No. 128, Summerlin, Series A, 5.00%, 2/01/26 ...............        1,320,000           1,312,001
       Special Local Improvement, No. 128, Summerlin, Series A, 5.05%, 2/01/31 ...............        1,035,000           1,027,869
    Clark County IDR, Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 .........        5,125,000           5,138,786
    Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
      7/01/24 ................................................................................        7,000,000           7,459,130
    Henderson Local ID Special Assessment,
       No. T-2, 9.50%, 8/01/11 ...............................................................          365,000             365,091
       No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18 ..........................        3,075,000           3,179,888
       No. T-12, Series A, 7.375%, 8/01/18 ...................................................       38,175,000          40,347,921
       No. T-16, 4.90%, 3/01/16 ..............................................................        1,390,000           1,404,665
       No. T-16, 5.00%, 3/01/18 ..............................................................        1,000,000           1,011,110
       No. T-16, 5.00%, 3/01/19 ..............................................................        1,000,000           1,007,100
       No. T-16, 5.10%, 3/01/22 ..............................................................        1,500,000           1,511,790
       No. T-16, 5.125%, 3/01/25 .............................................................        1,580,000           1,587,995
       No. T-17, 5.00%, 9/01/15 ..............................................................          720,000             734,566
       No. T-17, 5.00%, 9/01/16 ..............................................................          740,000             756,990
       No. T-17, 5.00%, 9/01/25 ..............................................................        1,395,000           1,414,349
    Las Vegas Local Improvement Bonds Special Assessment,
       Special ID No. 404, Refunding, FSA Insured, 5.85%, 11/01/09 ...........................        2,510,000           2,531,962
       Special ID No. 607, 6.25%, 6/01/24 ....................................................        5,000,000           5,160,900
       Special ID No. 808, Summerlin Area, 6.75%, 6/01/21 ....................................        8,230,000           8,553,110


                                        Quarterly Statements of Investments | 69

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEVADA (CONTINUED)
    Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 ................     $  3,000,000     $     3,031,200
    Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured, Pre-Refunded,
      6.40%, 7/01/29 .........................................................................       15,415,000          16,376,125
                                                                                                                    ---------------
                                                                                                                        115,412,734
                                                                                                                    ---------------
    NEW HAMPSHIRE 0.3%
    New Hampshire Higher Education and Health Facilities Authority Revenue,
       Hillcrest Terrace, 7.50%, 7/01/24 .....................................................       16,050,000          16,431,188
       Littleton Hospital Assn., Series B, 5.90%, 5/01/28 ....................................        2,000,000           2,045,300
       New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 .................          980,000             981,509
                                                                                                                    ---------------
                                                                                                                         19,457,997
                                                                                                                    ---------------
    NEW JERSEY 5.7%
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
       Series 1, 6.00%, 1/01/19 ..............................................................        2,180,000           2,188,611
       Series 1, 6.00%, 1/01/29 ..............................................................        5,000,000           5,009,150
       Series 2, 6.125%, 1/01/19 .............................................................        2,125,000           2,139,663
       Series 2, 6.125%, 1/01/29 .............................................................        5,105,000           5,129,351
    New Jersey EDA Lease Revenue, International Center for Public Health Project, University
      of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ...............................        9,965,000          10,526,926
    New Jersey EDA Revenue,
       Cigarette Tax, 5.50%, 6/15/24 .........................................................       23,000,000          23,825,470
       Cigarette Tax, 5.50%, 6/15/31 .........................................................        6,500,000           6,863,805
       Cigarette Tax, 5.75%, 6/15/34 .........................................................       10,000,000          10,677,600
       first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 ..............................        1,500,000           1,522,905
       first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 ...............................        7,635,000           8,019,117
       School Facilities Construction, Series S, 5.00%, 9/01/36 ..............................       10,000,000          10,450,800
    New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
       6.625%, 9/15/12 .......................................................................       25,525,000          27,499,359
       6.25%, 9/15/19 ........................................................................       42,000,000          43,460,760
       6.40%, 9/15/23 ........................................................................       79,890,000          82,923,423
    New Jersey Health Care Facilities Financing Authority Revenue,
       Capital Appreciation St Barnabas Health, Series B, zero cpn., 7/01/33 .................       57,680,000          14,124,678
       Capital Appreciation St Barnabas Health, Series B, zero cpn., 7/01/34 .................       52,330,000          12,109,162
       Capital Appreciation St Barnabas Health, Series B, zero cpn., 7/01/35 .................       20,000,000           4,372,600
       South Jersey Hospital, 5.00%, 7/01/46 .................................................        6,000,000           6,047,700
       South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 ..................................        7,500,000           8,161,050
       South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 ...................................       18,000,000          19,689,120
       Trinitas Hospital Obligation Group, Refunding, 7.50%, 7/01/30 .........................        5,000,000           5,562,150
    New Jersey State Turnpike Authority Turnpike Revenue,
       Refunding, Series A, FSA Insured, 5.00%, 1/01/25 ......................................       13,700,000          14,377,054
       Series C, FSA Insured, 5.00%, 1/01/35 .................................................       10,195,000          10,658,465
    Tobacco Settlement Financing Corp. Revenue,
       Asset-Backed, Pre-Refunded, 6.00%, 6/01/37 ............................................       10,000,000          10,948,400
       Asset-Backed, Pre-Refunded, 6.125%, 6/01/42 ...........................................        9,050,000           9,967,760
       Capital Appreciation Bonds, Series 1B, zero cpn., 6/01/41 .............................       40,000,000           6,078,800
                                                                                                                    ---------------
                                                                                                                        362,333,879
                                                                                                                    ---------------


70 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW MEXICO 2.3%
    Farmington PCR,
       Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
         12/01/16 ............................................................................     $   24,045,000   $    24,512,675
       Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
         4/01/22 .............................................................................         66,125,000        67,360,876
       Public Service Co. Project, Series A, 6.60%, 10/01/29 .................................          6,000,000         6,418,440
       Tucson Electric Power Co., Series A, 6.95%, 10/01/20 ..................................         37,000,000        38,068,190
    New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital,
      Series A, Radian Insured,
       5.25%, 7/01/30 ........................................................................          4,360,000         4,534,226
       5.00%, 7/01/35 ........................................................................          3,470,000         3,513,549
                                                                                                                    ---------------
                                                                                                                        144,407,956
                                                                                                                    ---------------
    NEW YORK 8.9%
    Corinth IDA Environmental Improvement Revenue, International Paper Co. Project, Refunding,
      Series A, 5.75%, 2/01/22 ...............................................................          2,000,000         2,080,940
    Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/47 ......................         10,500,000        10,883,040
    Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ...........         25,000,000        27,811,750
    MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured, zero cpn.,
       7/15/21 ...............................................................................            428,010           230,637
       1/15/22 ...............................................................................            649,658           341,025
    MTA Revenue,
       Series A, MBIA Insured, 4.75%, 11/15/28 ...............................................         15,000,000        15,451,950
       Series B, AMBAC Insured, 5.00%, 11/15/30 ..............................................         10,000,000        10,498,300
       Transportation, Series F, 5.00%, 11/15/30 .............................................          7,000,000         7,263,410
    MTA Transit Facilities Revenue, Series A, MBIA Insured, Pre-Refunded, 5.875%, 7/01/27 ....         22,700,000        23,075,912
    New York City GO,
       Fiscal 2003, Series I, 5.00%, 3/01/24 .................................................          5,000,000         5,155,450
       Fiscal 2003, Series I, 5.00%, 3/01/25 .................................................          9,000,000         9,275,220
       Refunding, Series G, 5.00%, 8/01/21 ...................................................         10,000,000        10,486,200
       Refunding, Series H, 6.25%, 8/01/15 ...................................................          1,535,000         1,556,183
       Refunding, Series H, 6.125%, 8/01/25 ..................................................            380,000           385,168
       Refunding, Series J, 6.00%, 8/01/21 ...................................................              5,000             5,067
       Series B, 7.00%, 2/01/18 ..............................................................            115,000           115,305
       Series D, 7.625%, 2/01/14 .............................................................              5,000             5,015
       Series F, 7.50%, 2/01/21 ..............................................................             85,000            85,249
       Series G, 7.50%, 2/01/22 ..............................................................             10,000            10,029
       Series G, Pre-Refunded, 6.125%, 10/15/11 ..............................................         20,480,000        20,865,024
       Series G, Pre-Refunded, 6.20%, 10/15/14 ...............................................         10,000,000        10,190,700
       Series H, Pre-Refunded, 6.25%, 8/01/15 ................................................         23,465,000        23,792,102
       Series H, Pre-Refunded, 6.125%, 8/01/25 ...............................................          5,220,000         5,291,775
       Series I, 6.25%, 4/15/17 ..............................................................             35,000            35,424
       Series J, Pre-Refunded, 6.00%, 8/01/21 ................................................          9,995,000        10,130,832
    New York City IDA, Civic Facility Revenue,
       Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 .............................          6,515,000         6,569,596
       Series C, 6.80%, 6/01/28 ..............................................................          5,000,000         5,351,250
       Staten Island University Hospital Project, Series C, 6.45%, 7/01/32 ...................          1,490,000         1,561,744


                                        Quarterly Statements of Investments | 71

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City IDAR,
       Liberty, Seven World Trade Center, Series A, 6.25%, 3/01/15 ...........................     $   10,000,000   $    10,589,000
       Liberty, Seven World Trade Center, Series A, 6.50%, 3/01/35 ...........................         50,000,000        53,038,500
       Queens Baseball Stadium-Pilot, AMBAC Insured, 5.00%, 1/01/31 ..........................          9,500,000        10,016,990
    New York City IDA Special Facility Revenue,
       American Airlines Inc., JFK International Airport Project, 7.50%, 8/01/16 .............         15,000,000        17,352,300
       American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25 ............         20,000,000        23,846,800
       American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31 .............         15,000,000        18,051,750
       American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12 ...         74,000,000        84,658,220
       British Airways PLC Project, 7.625%, 12/01/32 .........................................         15,000,000        16,633,950
    New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Series A, 4.75%, 6/15/30 ..............................................................         15,000,000        15,348,450
       Series C, 5.00%, 6/15/30 ..............................................................         15,000,000        15,644,250
       Series E, 5.00%, 6/15/34 ..............................................................         10,000,000        10,319,900
    New York State Dormitory Authority Revenues, State Supported Debt, Mental Health Services,
      Refunding, Series A, 6.00%, 8/15/17 ....................................................             40,000            40,871
    New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series D,
      5.00%, 3/15/31 .........................................................................         10,000,000        10,514,600
    New York State HFA Service Contract Obligation Revenue, Series A, 6.00%, 3/15/26 .........            220,000           223,571
    Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%, 12/01/19 .....          1,000,000         1,025,130
    Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC Project,
      Refunding,
       6.80%, 11/01/14 .......................................................................          4,600,000         4,782,528
       7.00%, 11/01/30 .......................................................................          7,000,000         7,269,360
    Port Authority of New York and New Jersey Revenue, Consolidated, 140th, XLCA Insured,
      5.00%, 12/01/27 ........................................................................         17,020,000        18,022,308
    Port Authority of New York and New Jersey Special Obligation Revenue,
      Continental Airlines Inc., Eastern Project, La Guardia,
       9.00%, 12/01/10 .......................................................................          8,325,000         8,461,863
       9.125%, 12/01/15 ......................................................................         27,650,000        28,277,378
    Utica IDA Civic Facility Revenue, Utica College Civic Facility,
       6.75%, 12/01/21 .......................................................................          1,250,000         1,375,575
       6.85%, 12/01/31 .......................................................................          2,000,000         2,202,100
                                                                                                                    ---------------
                                                                                                                        566,199,691
                                                                                                                    ---------------
    NORTH CAROLINA 1.9%
    Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ........................         15,310,000        15,966,646
    North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series A, 5.75%, 1/01/26 ...................................................         37,500,000        39,024,000
       Refunding, Series B, 5.75%, 1/01/24 ...................................................         35,750,000        37,213,962
       Series D, 6.70%, 1/01/19 ..............................................................          2,000,000         2,144,680
       Series D, 6.75%, 1/01/26 ..............................................................          5,000,000         5,366,450
    North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
       3/01/16 ...............................................................................            935,000           977,552
       9/01/17 ...............................................................................            645,000           651,437
    North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at
      Maryfield, Series A,
       5.75%, 10/01/23 .......................................................................          3,625,000         3,745,640
       6.00%, 10/01/23 .......................................................................          2,500,000         2,624,900


72 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA (CONTINUED)
    North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage,
      United Methodist, Refunding, Series C,
       5.25%, 10/01/24 .......................................................................     $    920,000     $       935,438
       5.50%, 10/01/32 .......................................................................        1,600,000           1,640,656
    North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35 ...............        7,000,000           7,383,950
                                                                                                                    ---------------
                                                                                                                        117,675,311
                                                                                                                    ---------------
    NORTH DAKOTA 0.1%
    Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,
       7/01/25 ...............................................................................        2,250,000           2,286,630
       7/01/29 ...............................................................................        2,500,000           2,531,575
                                                                                                                    ---------------
                                                                                                                          4,818,205
                                                                                                                    ---------------

    OHIO 1.5%
    Centerville City School District GO, School Improvement, FSA Insured, 5.00%, 12/01/30 ....        9,260,000           9,707,073
    Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 ..............................       11,500,000          12,161,020
    Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
      Refunding,
       Series C, 6.05%, 10/01/09 .............................................................       14,250,000          14,923,027
       Series E, 6.05%, 10/01/09 .............................................................        5,250,000           5,497,958
       Series F, 6.05%, 10/01/09 .............................................................        1,000,000           1,047,230
    Franklin County Health Care Facilities Revenue,
       Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29 ............................        1,000,000           1,129,260
       Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 ...........................        3,100,000           3,151,770
       Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 ...........................          950,000             965,561
       Presbyterian Retirement Services, Series A, Pre-Refunded, 6.625%, 7/01/13 .............        1,000,000           1,019,340
    Franklin County Ohio Hospital Revenue, The Children's Hospital, FGIC Insured, 5.00%,
      5/01/35 ................................................................................       10,000,000          10,369,500
    Hamilton County Sales Tax Revenue, Refunding, Sub Series A, AMBAC Insured, 5.00%,
      12/01/32 ...............................................................................       10,000,000          10,500,900
    Lucas County Health Facilities Revenue, Presbyterian Retirement Services, Series A,
      Pre-Refunded,
       6.625%, 7/01/14 .......................................................................        1,000,000           1,019,940
       6.75%, 7/01/20 ........................................................................        2,000,000           2,044,140
    Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley
      Medical Center, 5.25%, 5/15/26 .........................................................        2,750,000           2,875,675
    Montgomery County Health System Revenue,
       Series B-1, 8.10%, 7/01/18 ............................................................          245,000             248,207
       Series B-2, 8.10%, 7/01/18 ............................................................          295,000             295,917
       St. Leonard, Series B, 8.10%, 7/01/18 .................................................          400,000             401,244
    Ohio State Air Quality Development Authority Revenue, PCR, Cleveland Electric, Refunding,
      Series B, 6.00%, 8/01/20 ...............................................................        6,250,000           6,393,438
    Oregon City School District GO, AMBAC Insured, 5.00%, 12/01/27 ...........................        5,000,000           5,255,200
    Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding,
     Series 1, 6.25%, 11/01/13 ...............................................................        3,700,000           3,839,009
    Willoughby IDR, Presbyterian Retirement Services, Refunding, Series A, Pre-Refunded,
      6.875%, 7/01/16 ........................................................................        1,500,000           1,530,945
                                                                                                                    ---------------
                                                                                                                         94,376,354
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 73

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OKLAHOMA 0.2%
    Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
      Series B, 6.60%, 7/01/31 ...............................................................     $  5,000,000     $     5,450,700
    Tulsa Industrial Authority Revenue, Refunding, MBIA Insured, 5.00%, 10/01/31 .............        5,325,000           5,571,015
    Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
      6.00%, 8/15/14 .........................................................................        4,000,000           4,168,080
                                                                                                                    ---------------
                                                                                                                         15,189,795
                                                                                                                    ---------------
    OREGON 0.4%
    Oregon State Department of Administrative Services COP, Series A,
       AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ...........................................        9,400,000          10,034,312
       FSA Insured, 5.00%, 5/01/30 ...........................................................        8,195,000           8,570,085
    Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
      Linfield College Project, Series A,
       6.75%, 10/01/25 .......................................................................            5,000               5,394
       Pre-Refunded, 6.75%, 10/01/25 .........................................................        5,215,000           5,719,447
                                                                                                                    ---------------
                                                                                                                         24,329,238
                                                                                                                    ---------------
    PENNSYLVANIA 5.8%
    Allegheny County Hospital Development Authority Revenue,
       Health System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ..................       10,000,000          11,039,400
       Health System, Series B, Pre-Refunded, 9.25%, 11/15/15 ................................       23,110,000          26,683,268
       Health System, Series B, Pre-Refunded, 9.25%, 11/15/22 ................................       24,000,000          28,460,400
     d West Pennsylvania Allegheny Health System, Refunding, 5.00%, 11/15/28 .................       33,360,000          32,798,885
     d West Pennsylvania Allegheny Health System, Refunding, 5.375%, 11/15/40 ................       45,000,000          45,845,100
    Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 6.10%,
      7/15/20 ................................................................................        5,500,000           5,619,350
    Allegheny County Sanitation Authority Sewer Revenue, Refunding, Series A, MBIA Insured,
      5.00%, 12/01/30 ........................................................................       12,775,000          13,377,597
    Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 .............        2,225,000           2,288,857
    Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
       6.50%, 1/01/08 ........................................................................          425,000             430,814
       6.10%, 7/01/13 ........................................................................       20,500,000          21,073,795
       6.20%, 7/01/19 ........................................................................        9,500,000           9,780,535
    Harrisburg Authority University Revenue, Harrisburg University of Science,
       Series A, 5.40%, 9/01/16 ..............................................................        1,500,000           1,546,080
       Series B, 6.00%, 9/01/36 ..............................................................        3,000,000           3,115,950
    Lancaster IDAR, Garden Spot Village Project, Series A, Pre-Refunded, 7.625%, 5/01/31 .....        1,650,000           1,833,397
    Lehigh County IDA, PCR, Pennsylvania Power and Light Electrical Utilities Corp. Project,
      Refunding, Series A, FGIC Insured, 4.70%, 9/01/29 ......................................       16,000,000          16,289,920
    Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Reliant
      Energy Seward, Series A, 6.75%, 12/01/36 ...............................................       65,000,000          71,837,350
    Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
      Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%,
        11/15/16 .............................................................................       13,000,000          13,253,760
    Pennsylvania State Public School Building Authority Lease Revenue, School District of
      Philadelphia Project, Refunding, Series B, FSA Insured, 4.75%, 6/01/30 .................       24,000,000          24,403,440
    Philadelphia IDA Health Care Facility Revenue, Paul's Run, Refunding, Series A, 5.85%,
      5/15/13 ................................................................................        2,200,000           2,241,492


74 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Philadelphia Water and Wastewater Revenue, Series A, FSA Insured, 5.00%, 7/01/27 .........     $ 10,020,000     $    10,500,760
    Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
       Refunding, Series A, 5.75%, 12/01/21 ..................................................          815,000             864,707
       Series A, Pre-Refunded, 5.75%, 12/01/21 ...............................................        2,185,000           2,369,283
    State Public School Building Authority School Revenue, School District of Philadelphia
      Project, FSA Insured, Pre-Refunded, 5.00%, 6/01/33 .....................................       13,750,000          14,565,925
    Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
      6.05%, 4/01/14 .........................................................................        5,025,000           5,034,899
                                                                                                                    ---------------
                                                                                                                        365,254,964
                                                                                                                    ---------------
    RHODE ISLAND 0.1%
    Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
      Lifespan Obligation Group,
       Pre-Refunded, 6.50%, 8/15/32 ..........................................................        8,000,000           8,980,960
       Refunding, MBIA Insured, 5.75%, 5/15/23 ...............................................          405,000             413,752
                                                                                                                    ---------------
                                                                                                                          9,394,712
                                                                                                                    ---------------
    SOUTH CAROLINA 1.0%
    Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
      Opportunities Tax Hike, 5.25%, 12/01/29 ................................................       16,500,000          17,226,000
    Greenville County School District Installment Purchase Revenue, Building Equity
      Sooner Tomorrow,
       5.00%, 12/01/28 .......................................................................       10,000,000          10,327,700
       Refunding, 5.00%, 12/01/28 ............................................................        7,500,000           7,798,725
    Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
      Project, 5.00%, 12/01/26 ...............................................................       15,015,000          15,192,477
    Scago Educational Facilities Corp. for Calhoun School District Revenue, School Project,
      Radian Insured, 5.00%, 12/01/26 ........................................................        7,540,000           7,746,370
    Scago Educational Facilities Corp. for Williamsburg School District Revenue, Williamsburg
      County Project, Refunding, Radian Insured, 5.00%, 12/01/31 .............................        2,000,000           2,056,300
    Tobacco Settlement Revenue Management Authority Tobacco Settlement Revenue, Series B,
      6.375%, 5/15/30 ........................................................................        3,750,000           4,352,925
                                                                                                                    ---------------
                                                                                                                         64,700,497
                                                                                                                    ---------------
    TENNESSEE 1.3%
    Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/20 ...................        5,990,000           6,340,834
    Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding and
      Improvement, Series A, FGIC Insured, 5.00%, 4/01/34 ....................................        5,000,000           5,175,700
    Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
      Mountain States Health, Refunding, Series A, MBIA Insured, zero cpn.,
        7/01/27 ..............................................................................       19,365,000           7,651,499
        7/01/28 ..............................................................................       19,400,000           7,303,712
        7/01/29 ..............................................................................       19,365,000           6,945,451
        7/01/30 ..............................................................................       19,370,000           6,616,792
    Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
      Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
        1/01/25 ..............................................................................        5,000,000           1,894,850
      Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
        1/01/26 ..............................................................................        2,610,000             930,282


                                        Quarterly Statements of Investments | 75

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE (CONTINUED)
    Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
     (continued)
       Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37 .......     $ 12,760,000     $     2,740,210
       Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39 .......       13,755,000           2,645,774
    Knox County Health Educational and Housing Facilities Board Revenue, Refunding, University
      Health System Inc., 5.25%, 4/01/36 .....................................................       10,475,000          10,732,790
    Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/01/26 .................       20,000,000          21,807,600
                                                                                                                    ---------------
                                                                                                                         80,785,494
                                                                                                                    ---------------
    TEXAS 3.0%
    Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products,
      6.95%, 5/01/23 .........................................................................        1,750,000           1,925,053
    Austin Convention Enterprises Inc. Convention Center Revenue, first tier,
       Refunding, Series A, XLCA Insured, 5.00%, 1/01/34 .....................................       16,000,000          16,666,720
       Refunding, Series B, 5.75%, 1/01/34 ...................................................        3,500,000           3,643,570
       Series A, Pre-Refunded, 6.70%, 1/01/32 ................................................       10,000,000          10,917,900
    Bexar County Health Facilities Development Corp. Revenue,
       Army Retirement Residence, Refunding, 5.00%, 7/01/27 ..................................        1,000,000           1,007,050
       Army Retirement Residence, Refunding, 5.00%, 7/01/33 ..................................          760,000             758,875
       Army Retirement Residence, Refunding, 5.00%, 7/01/37 ..................................          580,000             577,297
       Incarnate Word Health Services, FSA Insured, ETM, 6.00%, 11/15/15 .....................        8,750,000           8,843,362
    Brazos River Authority PCR, TXU Energy Co. Project, Refunding, Series B, 6.30%,
      7/01/32 ................................................................................        9,000,000           9,602,460
    Brazos River Harbor Navigation District Brazoria County Environmental Revenue,
      Dow Chemical Co. Project, Refunding, Series B-2, 4.95%, 5/15/33 ........................        2,500,000           2,513,375
    Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured,
      5.00%, 9/01/31 .........................................................................       12,500,000          13,065,500
    Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ..............................        1,945,000           1,961,085
    Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ...............        4,750,000           5,318,813
    El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities,
      Bienvivir Senior Health,
       7.00%, 8/15/12 ........................................................................          765,000             810,602
       7.50%, 8/15/18 ........................................................................        2,300,000           2,481,792
       7.75%, 8/15/31 ........................................................................        3,000,000           3,285,630
    Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare System,
      Pre-Refunded, 6.25%, 8/15/29 ...........................................................       10,975,000          11,732,494
    Matagorda County Navigation District No. 1 Revenue, Centerpoint Energy Project, Refunding,
      5.60%, 3/01/27 .........................................................................       11,000,000          11,605,990
    Sabine River Authority PCR,
       TXU Electric, Refunding, Series C, 5.20%, 5/01/28 .....................................       15,000,000          15,121,200
       TXU Energy Co. LLC Project, Refunding, Series A, 5.80%, 7/01/22 .......................        1,000,000           1,040,480
       TXU Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 .......................        3,000,000           3,197,850
    Texas Municipal Gas Acquisition and Supply Corp. I Gas Supply Revenue, Senior Lien,
      Series A, 5.25%,
       12/15/22 ..............................................................................        5,000,000           5,427,400
       12/15/23 ..............................................................................        6,000,000           6,513,300
       12/15/25 ..............................................................................        7,000,000           7,618,100


76 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%,
      4/01/33 ................................................................................     $ 10,000,000     $    10,425,100
    Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
      8/15/32 ................................................................................       51,000,000          12,487,860
    Tyler Health Facilities Development Corp. Revenue, Mother Frances Hospital, Series B,
      5.00%, 7/01/37 .........................................................................        3,400,000           3,368,516
    Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest Health
      System Project, Series A, MBIA Insured, 5.00%, 8/01/31 .................................       15,000,000          15,511,350
                                                                                                                    ---------------
                                                                                                                        187,428,724
                                                                                                                    ---------------
    VERMONT 0.2%
    Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
      Series A, AMBAC Insured, 6.00%, 12/01/23 ...............................................       15,000,000          16,042,800
                                                                                                                    ---------------
    VIRGINIA 1.6%
    Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured,
      5.00%, 4/01/33 .........................................................................        5,000,000           5,216,750
    Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
      5.00%, 6/15/30 .........................................................................       12,255,000          12,806,598
    James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg
      Landing, Series A,
       5.35%, 9/01/26 ........................................................................          750,000             774,135
       5.50%, 9/01/34 ........................................................................          750,000             775,523
    Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding,
      6.00%, 4/01/33 .........................................................................        9,000,000           9,748,710
    Tobacco Settlement Financing Corp. Revenue,
       Asset-Backed, Pre-Refunded, 5.50%, 6/01/26 ............................................        2,500,000           2,718,850
       Asset-Backed, Pre-Refunded, 5.625%, 6/01/37 ...........................................        3,000,000           3,330,540
       Capital Appreciation Bonds, First Sub Series C, zero cpn., 6/01/47 ....................       50,000,000           5,423,500
       Capital Appreciation Bonds, Second Sub Series D, zero cpn., 6/01/47 ...................       50,000,000           5,191,500
       Senior Series B1, 5.00%, 6/01/47 ......................................................        6,250,000           6,133,312
    Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
      Westminster Canterbury Project,
       Refunding, 5.00%, 11/01/22 ............................................................        1,000,000           1,011,590
       Refunding, 5.25%, 11/01/26 ............................................................        1,000,000           1,025,210
       Refunding, 5.375%, 11/01/32 ...........................................................        1,000,000           1,026,740
       Series A, Pre-Refunded, 7.125%, 11/01/23 ..............................................        5,000,000           5,479,600
       Series A, Pre-Refunded, 7.25%, 11/01/32 ...............................................        9,000,000           9,888,930
    Virginia State HDA Commonwealth Mortgage Revenue, 4.80%, 7/01/29 .........................       31,000,000          31,101,990
                                                                                                                    ---------------
                                                                                                                        101,653,478
                                                                                                                    ---------------
    WASHINGTON 1.5%
    Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, FGIC Insured,
      5.00%, 9/01/35 .........................................................................        7,685,000           7,994,859
    Energy Northwest Electric Revenue, Columbia Generating Station,
       Refunding, Series A, 5.00%, 7/01/24 ...................................................       15,260,000          15,996,448
       Series C, 5.00%, 7/01/24 ..............................................................        5,000,000           5,241,300
    Port Seattle Revenue, intermediate lien, Refunding, Series A, MBIA Insured, 5.00%,
      3/01/30 ................................................................................       15,000,000          15,613,800


                                        Quarterly Statements of Investments | 77

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    WASHINGTON (CONTINUED)
    Spokane GO, Refunding, Series A, FGIC Insured, 5.00%, 12/01/30 ...........................     $  5,720,000     $     6,002,225
    Washington State GO,
       AMBAC Insured, 5.00%, 1/01/31 .........................................................       17,020,000          17,816,366
       Motor Vehicle Fuel Tax, Series C, 5.00%, 6/01/29 ......................................        5,180,000           5,398,026
       Motor Vehicle Fuel Tax, Series C, 5.00%, 6/01/30 ......................................        5,370,000           5,596,023
    Washington State Health Care Facilities Authority Revenue,
       Kadlec Medical Center, Series A, Assured Guaranty Insured, 5.00%, 12/01/30 ............        4,000,000           4,128,080
       Providence Health Care Services, Refunding, Series A, FGIC Insured, 5.00%,
         10/01/36 ............................................................................        9,695,000          10,045,183
       Providence Health Care Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
         10/01/36 ............................................................................          305,000             328,522
                                                                                                                    ---------------
                                                                                                                         94,160,832
                                                                                                                    ---------------
    WEST VIRGINIA 0.2%
    West Virginia University Revenues, Improvement, West Virginia University Projects,
     Series C, FGIC Insured, 5.00%, 10/01/34 .................................................       10,000,000          10,428,700
                                                                                                                    ---------------
    WISCONSIN 1.1%
    Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured,
      5.00%, 12/01/30 ........................................................................       16,705,000          17,492,975
                                                                                                                    ---------------
    Green Bay Water System Revenue,
       FSA Insured, Pre-Refunded, 5.00%, 11/01/29 ............................................        3,750,000           4,003,050
       Refunding, FSA Insured, 5.00%, 11/01/29 ...............................................        1,250,000           1,303,338
    Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
      6.70%, 5/01/24 .........................................................................        4,100,000           4,326,156
    Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37 ...............       26,210,000          26,300,424
    Wisconsin State Health and Educational Facilities Authority Revenue,
       Fort Healthcare Inc. Project, 5.75%, 5/01/24 ..........................................        5,000,000           5,291,200
       New Castle Place Project, Series A, 7.00%, 12/01/31 ...................................        2,500,000           2,644,500
       Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 ........................................        9,530,000           9,857,451
                                                                                                                    ---------------
                                                                                                                         71,219,094
                                                                                                                    ---------------
    U.S. TERRITORIES 2.4%
    GUAM 0.2%
    Guam Government Waterworks Authority Water and Wastewater System Revenue, Water,
       6.00%, 7/01/25 ........................................................................        4,000,000           4,355,600
       5.875%, 7/01/35 .......................................................................        8,000,000           8,539,280
                                                                                                                    ---------------
                                                                                                                         12,894,880
                                                                                                                    ---------------
    NORTHERN MARIANA ISLANDS 0.5%
    Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33 ...........       25,000,000          24,602,750
    Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
      3/15/28 ................................................................................        7,835,000           8,728,503
                                                                                                                    ---------------
                                                                                                                         33,331,253
                                                                                                                    ---------------
    PUERTO RICO 1.1%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding,
       5.50%, 5/15/39 ........................................................................       11,500,000          12,056,255
       5.625%, 5/15/43 .......................................................................        3,500,000           3,683,785


78 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/34 ................     $ 20,000,000     $    20,587,200
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series J, Pre-Refunded, 5.00%, 7/01/34 .................................................       11,500,000          12,304,310
    Puerto Rico Electric Power Authority Power Revenue, Series NN, Pre-Refunded, 5.125%,
      7/01/29 ................................................................................       11,500,000          12,286,830
    University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
      6/01/30 ................................................................................        7,645,000           7,913,569
                                                                                                                    ---------------
                                                                                                                         68,831,949
                                                                                                                    ---------------
    VIRGIN ISLANDS 0.6%
    Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
       5.75%, 10/01/13 .......................................................................       15,000,000          15,478,200
       5.875%, 10/01/18 ......................................................................        7,000,000           7,230,650
       6.00%, 10/01/22 .......................................................................       14,500,000          14,991,260
                                                                                                                    ---------------
                                                                                                                         37,700,110
                                                                                                                    ---------------
    TOTAL U.S. TERRITORIES ...................................................................                          152,758,192
                                                                                                                    ---------------
    TOTAL LONG TERM INVESTMENTS (COST $5,877,113,833) ........................................                        6,247,631,191
                                                                                                                    ---------------
    SHORT TERM INVESTMENTS 1.5%
    MUNICIPAL BONDS 1.5%
    COLORADO 0.0% e
  f Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal
      Bond Program, Series A-7, Weekly VRDN and Put, 3.88%, 7/01/29 ..........................          600,000             600,000
                                                                                                                    ---------------
    FLORIDA 0.3%
  f Brevard County Health Facilities Authority Revenue, Wuesthoff Memorial Hospital Project,
      Weekly VRDN and Put, 3.78%, 8/01/31 ....................................................          300,000             300,000
  f Jacksonville Health Facilities Authority Hospital Revenue,
      Baptist Medical Center Project, Daily VRDN and Put, 3.87%, 8/15/21 .....................        2,400,000           2,400,000
    Charity Obligation Group, Series C, MBIA Insured, Weekly VRDN and Put, 3.87%,
      8/15/19 ................................................................................          900,000             900,000
  f Manatee County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put,
      3.89%, 9/01/24 .........................................................................        4,110,000           4,110,000
  f Orange County School Board COP, Series B, MBIA Insured, Daily VRDN and Put, 3.90%,
      8/01/27 ................................................................................        1,740,000           1,740,000
  f Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
      Refunding, AMBAC Insured, Daily VRDN and Put, 3.90%, 12/01/15 ..........................        5,900,000           5,900,000
                                                                                                                    ---------------
                                                                                                                         15,350,000
                                                                                                                    ---------------
    GEORGIA 0.0% e
  f Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 3.90%,
      11/01/41 ...............................................................................        1,400,000           1,400,000
  f Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.88%, 11/01/15 ................        1,100,000           1,100,000
                                                                                                                    ---------------
                                                                                                                          2,500,000
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 79

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    KENTUCKY 0.1%
  f Breckinridge County Lease Program Revenue, Kentucky Assn. Counties Leasing Trust,
      Series A, Weekly VRDN and Put, 3.88%, 2/01/32 ..........................................     $  3,340,000     $     3,340,000
                                                                                                                    ---------------
    LOUISIANA 0.1%
  f Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
      3.88%, 12/01/15 ........................................................................        7,400,000           7,400,000
  f Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
      First Stage, ACES, Refunding, Daily VRDN and Put, 3.90%, 9/01/17 .......................          900,000             900,000
                                                                                                                    ---------------
                                                                                                                          8,300,000
                                                                                                                    ---------------
    MASSACHUSETTS 0.0% e
  f Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
      Program, Series D, MBIA Insured, Daily VRDN and Put, 3.88%, 1/01/35 ....................          600,000             600,000
                                                                                                                    ---------------
    MICHIGAN 0.0% e
  f Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
      3.90%, 7/01/33 .........................................................................        1,200,000           1,200,000
                                                                                                                    ---------------
    MISSOURI 0.0% e
  f Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
       Washington University, Series B, Daily VRDN and Put, 3.93%, 2/15/33 ...................          135,000             135,000
  f Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
      SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.90%,
        6/01/19 ..............................................................................        1,200,000           1,200,000
                                                                                                                    ---------------
                                                                                                                          1,335,000
                                                                                                                    ---------------
    NEVADA 0.1%
  f Las Vegas Valley Water District GO, Water Improvement, Series C, Daily VRDN and Put,
      3.90%, 6/01/36 .........................................................................        8,000,000           8,000,000
                                                                                                                    ---------------
    NEW JERSEY 0.2%
  f New Jersey EDA Revenue, School Facilities Construction, Sub Series R-3, Daily VRDN and
      Put, 3.86%, 9/01/31 ....................................................................        9,560,000           9,560,000
  f New Jersey Sports and Exposition Authority State Contract Revenue, Refunding, Series B-2,
      MBIA Insured, Weekly VRDN and Put, 3.70%, 3/01/21 ......................................        2,135,000           2,135,000
                                                                                                                    ---------------
                                                                                                                         11,695,000
                                                                                                                    ---------------
    NEW YORK 0.5%
  f Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
      3.88%, 5/01/33 .........................................................................          200,000             200,000
  f MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.91%, 11/01/26 .........        4,000,000           4,000,000
  f New York City GO,
       Sub Series E-3, Daily VRDN and Put, 3.86%, 8/01/23 ....................................        1,700,000           1,700,000
       Sub Series H-4, Daily VRDN and Put, 3.86%, 3/01/34 ....................................        2,660,000           2,660,000
  f New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Series A, FGIC Insured, Daily VRDN and Put, 3.84%, 6/15/25 ............................        1,465,000           1,465,000
       Series C, FGIC Insured, Daily VRDN and Put, 3.88%, 6/15/23 ............................        2,000,000           2,000,000


80 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
  f New York City Transitional Finance Authority Revenue, Future Tax Secured,
       Series B, Daily VRDN and Put, 3.84%, 2/01/31 ..........................................     $  2,200,000     $     2,200,000
       Series C, Daily VRDN and Put, 3.89%, 5/01/28 ..........................................       13,055,000          13,055,000
  f Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
      Series 2, Daily VRDN and Put, 3.88%, 5/01/19 ...........................................        2,500,000           2,500,000
                                                                                                                    ---------------
                                                                                                                         29,780,000
                                                                                                                    ---------------
    NORTH CAROLINA 0.0% e
  f North Carolina State GO, Series G, Weekly VRDN and Put, 3.70%, 5/01/21 ...................          625,000             625,000
                                                                                                                    ---------------
    TENNESSEE 0.1%
  f Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
      and Put, 3.90%,
       7/01/31 ...............................................................................        1,800,000           1,800,000
       11/01/35 ..............................................................................        1,800,000           1,800,000
  f Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
      Daily VRDN and Put, 3.90%, 7/01/34 .....................................................        1,300,000           1,300,000
                                                                                                                    ---------------
                                                                                                                          4,900,000
                                                                                                                    ---------------
    TEXAS 0.1%
  f Texas Municipal Gas Acquisition and Supply Corp. I Gas Supply Revenue, Senior Lien,
      Series B, Quarterly VRDN and Put, 3.928%, 12/15/09 .....................................        6,000,000           6,000,000
                                                                                                                    ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $94,225,000) ..........................................                           94,225,000
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $5,971,338,833) 100.0% ...........................................                        6,341,856,191
    OTHER ASSETS, LESS LIABILITIES 0.0% e ....................................................                              119,853
                                                                                                                    ---------------
    NET ASSETS 100.0% ........................................................................                      $ 6,341,976,044
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2007, the aggregate value of these securities was $9,049,991, representing 0.14% of net assets.

b Defaulted security.

c The bond pays interest based upon the issuer's ability to pay, which may be less than the stated interest rate.

d Security purchased on a when-issued or delayed delivery basis.

e Rounds to less than 0.1% of net assets.

f Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 81

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.0%
  MUNICIPAL BONDS 99.0%
  ALABAMA 9.9%
  Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
    AMBAC Insured, 5.25%, 8/15/21 ............................................................     $  2,490,000     $     2,615,347
  Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%,
    6/01/18 ..................................................................................        5,000,000           5,157,150
  Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ............................................        2,000,000           2,084,020
  Bessemer Governmental Utility Services Corp. Water Supply Revenue, MBIA Insured, 5.25%,
    6/01/32 ..................................................................................        5,000,000           5,154,150
  Birmingham GO, Capital Improvement, Series B, AMBAC Insured, Pre-Refunded, 5.00%,
    12/01/32 .................................................................................        5,000,000           5,269,400
  Birmingham Waterworks and Sewer Board Water and Sewer Revenue, Series A, FSA Insured,
    5.00%, 1/01/40 ...........................................................................       11,190,000          11,600,001
  Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured,
    Pre-Refunded, 5.50%, 6/01/30 .............................................................        1,670,000           1,761,984
  East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
    Series A, MBIA Insured, 5.25%, 9/01/28 ...................................................        7,000,000           7,189,770
  Foley Utilities Board Utilities Revenue, FSA Insured, 5.00%, 11/01/29 ......................       10,720,000          11,190,393
  Helena Utilities Board Water and Sewer Revenue, MBIA Insured,
     5.25%, 4/01/27 ..........................................................................        1,805,000           1,926,061
     5.25%, 4/01/33 ..........................................................................        2,695,000           2,875,754
     Pre-Refunded, 5.25%, 4/01/27 ............................................................        1,455,000           1,552,587
     Pre-Refunded, 5.25%, 4/01/33 ............................................................        2,195,000           2,342,219
  Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
     10/01/24 ................................................................................        5,855,000           6,178,489
     10/01/25 ................................................................................        6,065,000           6,400,091
  Jefferson County Sewer Revenue,
     Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/01/29 ........       22,050,000          22,724,068
     wts., Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 ..............................       12,690,000          13,335,540
  Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
    12/01/35 .................................................................................        9,100,000           9,482,291
  Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36 .................................       10,000,000          10,060,700
  Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 .........................        2,000,000           2,132,540
  Orange Beach Sewer Revenue, wts., MBIA Insured, 5.00%, 2/01/30 .............................        5,000,000           5,221,050
  Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
    5/15/35 ..................................................................................        3,665,000           3,796,060
  Pell City GO, wts.,
     Refunding, XLCA Insured, 5.00%, 2/01/24 .................................................        1,020,000           1,065,094
     XLCA Insured, 5.00%, 2/01/34 ............................................................        5,195,000           5,390,540
  Tuscaloosa GO, wts., FSA Insured, 5.00%, 1/01/30 ...........................................        8,875,000           9,226,095
a University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured,
    5.00%, 9/01/36 ...........................................................................       20,000,000          20,870,800
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ..............        3,000,000           3,113,820
  University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 ...................        5,975,000           6,229,834
  University of South Alabama University Revenues, Tuition,
     Capital Improvement, AMBAC Insured, 5.00%, 12/01/30 .....................................        7,560,000           7,920,688
     Capital Improvement, Refunding, AMBAC Insured, 5.00%, 12/01/31 ..........................        7,845,000           8,213,087
     Capital Improvement, Refunding, AMBAC Insured, 5.00%, 12/01/36 ..........................       10,000,000          10,453,400
                                                                                                                    ---------------
                                                                                                                        212,533,023
                                                                                                                    ---------------


82 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ALASKA 0.2%
  Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, BIG Insured,
    6.25%, 7/01/21 ...........................................................................     $      5,000     $         5,005
  Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 ..........        3,000,000           3,041,100
  Alaska State HFC Revenue, Refunding, Series A, MBIA Insured, 6.00%, 6/01/27 ................        2,230,000           2,274,600
                                                                                                                    ---------------
                                                                                                                          5,320,705
                                                                                                                    ---------------
  ARIZONA 2.9%
  Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM, 7.70%,
    8/01/10 ..................................................................................        6,000,000           6,418,260
  Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10 ........          500,000             552,080
  Downtown Phoenix Hotel Corp. Revenue,
     Senior Series A, FGIC Insured, 5.00%, 7/01/36 ...........................................       15,000,000          15,560,550
     Sub Series B, FGIC Insured, 5.00%, 7/01/36 ..............................................        6,450,000           6,691,037
  Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A,
    MBIA Insured, ETM, 7.00%, 12/01/16 .......................................................          300,000             359,031
  Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
     5.75%, 1/01/25 ..........................................................................       18,000,000          19,006,200
     5.625%, 1/01/29 .........................................................................       12,655,000          13,323,943
                                                                                                                    ---------------
                                                                                                                         61,911,101
                                                                                                                    ---------------
  ARKANSAS 2.4%
  Arkansas State Development Finance Authority Water Revenue, Refunding, Series A,
    MBIA Insured, 6.50%, 7/01/10 .............................................................        1,645,000           1,711,129
  Arkansas State University Revenue, Arkansas State University, Beebe, Series B,
    AMBAC Insured, 5.00%,
     12/01/30 ................................................................................        3,250,000           3,400,930
     12/01/35 ................................................................................        3,045,000           3,177,640
  Little Rock School District GO,
     Refunding, Series B, FSA Insured, 5.50%, 2/01/33 ........................................        3,970,000           4,114,349
     Series C, FSA Insured, 5.25%, 2/01/33 ...................................................        7,790,000           8,072,076
a Little Rock Sewer Revenue, Construction, Series A, FSA Insured, 4.75%, 6/01/37 .............       13,105,000          13,376,798
  Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%,
    12/01/25 .................................................................................        1,000,000           1,059,910
  Pulaski Technical College Revenue, Student Tuition and Fee, FGIC Insured, 5.00%,
    9/01/34 ..................................................................................        2,190,000           2,256,948
  University of Arkansas University Revenues,
     AMBAC Insured, 5.00%, 11/01/36 ..........................................................        8,205,000           8,586,943
     Pine Bluff Campus, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35 ..................        2,000,000           2,094,340
     Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/32 ....................        4,000,000           4,131,640
                                                                                                                    ---------------
                                                                                                                         51,982,703
                                                                                                                    ---------------
  CALIFORNIA 4.4%
  California State GO,
     AMBAC Insured, Pre-Refunded, 5.00%, 2/01/32 .............................................        4,750,000           5,001,228
     Refunding, AMBAC Insured, 5.00%, 2/01/33 ................................................        7,000,000           7,266,000
     Refunding, MBIA Insured, 5.00%, 2/01/31 .................................................       20,000,000          20,715,400
     Refunding, MBIA Insured, 5.00%, 10/01/32 ................................................        1,910,000           1,983,019
     Various Purpose, Refunding, MBIA Insured, 4.75%, 3/01/35 ................................       34,355,000          35,092,258


                                        Quarterly Statements of Investments | 83

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...............     $ 15,000,000     $    17,267,250
  Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured,
    5.50%, 2/01/14 ...........................................................................          250,000             263,375
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
    MBIA Insured, 5.25%, 1/15/30 .............................................................        4,000,000           4,084,080
  Val Verde USD, COP, School Construction Project,
     Refunding, Series B, FGIC Insured, 5.00%, 1/01/35 .......................................        1,680,000           1,749,754
     Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35 ....................................          820,000             881,967
                                                                                                                    ---------------
                                                                                                                         94,304,331
                                                                                                                    ---------------
  COLORADO 1.9%
  Broomfield COP, Refunding, AMBAC Insured, 6.00%, 12/01/29 ..................................        3,000,000           3,147,300
  Centennial Water and Sanitation District Water and Sewer Revenue, Refunding, Series A,
    FSA Insured, 5.125%, 12/01/17 ............................................................        5,000,000           5,079,150
  Colorado Health Facilities Authority Revenue, Community Provider Pooled Loan Program,
    Series A, FSA Insured, 7.25%, 7/15/17 ....................................................           26,000              26,052
  Denver City and County Airport Revenue,
     Refunding, Series E, MBIA Insured, 5.50%, 11/15/25 ......................................        5,000,000           5,083,150
     Series C, MBIA Insured, ETM, 6.125%, 11/15/25 ...........................................        3,590,000           4,331,586
     Series C, MBIA Insured, ETM, 6.125%, 11/15/25 ...........................................        4,410,000           4,438,974
  E-470 Public Highway Authority Revenue, Refunding, Senior Series A, MBIA Insured,
    5.00%, 9/01/21 ...........................................................................        5,000,000           5,061,000
  University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
     5.20%, 11/15/17 .........................................................................        5,425,000           5,560,517
     5.25%, 11/15/22 .........................................................................        7,800,000           7,995,078
                                                                                                                    ---------------
                                                                                                                         40,722,807
                                                                                                                    ---------------
  FLORIDA 12.0%
  Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/29 .....................        5,000,000           5,201,800
  Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ................          210,000             213,503
  Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
     12/01/28 ................................................................................       11,050,000          11,457,413
     12/01/32 ................................................................................       13,665,000          14,148,468
  Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 ............          200,000             210,928
  Florida Gulf Coast University Financing Corp. Capital Improvement Revenue, Housing Project,
    Series A, MBIA Insured, 5.00%, 2/01/37 ...................................................       10,000,000          10,443,300
  Florida State Board of Education Capital Outlay GO, Public Education,
     Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 .......................................        5,000,000           5,178,350
     Series B, FGIC Insured, 5.00%, 6/01/23 ..................................................        5,395,000           5,609,829
  Florida State Board of Education GO, Series C, MBIA Insured, 5.00%, 6/01/27 ................        4,245,000           4,407,201
  Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, FGIC
    Insured, 5.25%, 10/01/28 .................................................................        2,500,000           2,586,800
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/30 .............................        5,000,000           5,144,350
  Jacksonville Transportation Revenue, MBIA Insured, 5.25%, 10/01/29 .........................       11,000,000          11,486,860
  Leon County COP, AMBAC Insured, 5.00%, 7/01/25 .............................................        8,935,000           9,338,951
  Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Series A,
    AMBAC Insured, 5.00%, 4/01/31 ............................................................       10,000,000          10,473,700


84 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Series A,
    AMBAC Insured, 5.00%, 4/01/37 ............................................................     $ 28,400,000     $    29,676,296
  Miami-Dade County School Board COP, Series A,
   a FGIC Insured, 5.00%, 5/01/25 ............................................................        5,000,000           5,230,400
   a FGIC Insured, 5.00%, 5/01/26 ............................................................       17,080,000          17,853,041
   a FGIC Insured, 5.00%, 5/01/27 ............................................................       10,775,000          11,253,949
     FGIC Insured, 5.00%, 5/01/32 ............................................................       10,000,000          10,403,800
  Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 .......................        1,000,000           1,000,950
  Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 .....................       10,000,000          10,296,700
  Orange County Tourist Development Tax Revenue, AMBAC Insured, Pre-Refunded,
     5.25%, 10/01/27 .........................................................................       10,000,000          10,596,700
     5.50%, 10/01/31 .........................................................................        1,000,000           1,038,520
  Orlando and Orange County Expressway Authority Expressway Revenue,
     junior lien, FGIC Insured, 6.50%, 7/01/10 ...............................................          100,000             107,636
     junior lien, FGIC Insured, 6.50%, 7/01/12 ...............................................          225,000             251,899
     Series B, AMBAC Insured, 5.00%, 7/01/35 .................................................       20,000,000          20,643,400
  Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%,
    6/01/27 ..................................................................................       13,000,000          13,908,050
  Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%,
    12/01/33 .................................................................................        2,185,000           2,260,798
  Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
    5.00%, 11/15/30 ..........................................................................        4,000,000           4,100,680
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/24 ........................        5,000,000           5,084,200
  Port St. Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 ...............................        8,420,000           8,740,297
  Sumter County School District Revenue, Multi-District Loan Program, FSA Insured, 7.15%,
    11/01/15 .................................................................................          245,000             299,816
  Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ................        2,000,000           2,174,860
  Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%,
    10/01/29 .................................................................................        2,000,000           2,149,860
  Volusia County Educational Facility Authority Revenue, Embry Riddle Aeronautical University,
    Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 ......................................        3,500,000           3,634,155
                                                                                                                    ---------------
                                                                                                                        256,607,460
                                                                                                                    ---------------
  GEORGIA 6.3%
  Athens Housing Authority Student Housing Lease Revenue, University of Georgia,
    East Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33 ...................................        6,000,000           6,224,160
  Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 .....       13,750,000          14,442,037
  Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 .......................................        3,775,000           3,837,778
  Atlanta Water and Wastewater Revenue, Series A, FGIC Insured,
     5.00%, 11/01/29 .........................................................................        4,750,000           4,862,575
     Pre-Refunded, 5.00%, 11/01/29 ...........................................................        5,250,000           5,385,135
  Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured, 6.10%,
    10/01/14 .................................................................................        1,535,000           1,705,277
  Cherokee County Water and Sewage Authority Revenue,
     FGIC Insured, 5.00%, 8/01/27 ............................................................        1,500,000           1,545,765
     MBIA Insured, 6.90%, 8/01/18 ............................................................           15,000              15,039
  Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%, 1/01/31 ..........        3,500,000           3,652,215


                                        Quarterly Statements of Investments | 85

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
    5.00%, 2/01/30 ...........................................................................     $ 11,360,000     $    11,920,616
  Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic Assn.,
    Refunding, AMBAC Insured, 5.125%, 10/01/32 ...............................................        9,000,000           9,327,690
  Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
    Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 ................................       15,000,000          15,725,250
  Henry County Water and Sewer Authority Revenue, FGIC Insured, Pre-Refunded, 5.625%,
    2/01/30 ..................................................................................        3,500,000           3,691,380
  Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
    MBIA Insured, Pre-Refunded, 5.00%,
     7/01/27 .................................................................................       13,470,000          14,219,067
     7/01/28 .................................................................................       14,175,000          14,963,272
     7/01/32 .................................................................................        8,575,000           9,051,856
  Rockdale County Water and Sewer Authority Revenue, Series A, MBIA Insured, Pre-Refunded,
    5.375%, 7/01/29 ..........................................................................        6,350,000           6,650,355
  South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
    5.00%, 1/01/33 ...........................................................................        8,000,000           8,282,640
                                                                                                                    ---------------
                                                                                                                        135,502,107
                                                                                                                    ---------------
  HAWAII 0.5%
  Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
     5/01/12 .................................................................................        1,000,000           1,076,580
     5/01/13 .................................................................................        1,000,000           1,088,860
  Honolulu City and County GO, Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 .............        6,250,000           6,441,812
  Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 .....................        1,755,000           1,875,165
                                                                                                                    ---------------
                                                                                                                         10,482,417
                                                                                                                    ---------------
  ILLINOIS 0.6%
  Chicago Board of Education GO, Chicago School Reform, Series A, AMBAC Insured, 5.25%,
    12/01/30 .................................................................................        2,000,000           2,051,400
  Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%,
    1/01/09 ..................................................................................          320,000             331,843
  Illinois Health Facilities Authority Revenue,
     Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
       11/15/28 ..............................................................................        5,000,000           5,096,400
     Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 ...........................................           50,000              55,884
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
    Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 ....................        4,225,000           4,276,334
  Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ........          300,000             364,899
                                                                                                                    ---------------
                                                                                                                         12,176,760
                                                                                                                    ---------------
  KANSAS 0.0% b
  Kansas State Development Finance Authority Health Facilities Revenue, Stormont Vail
    Healthcare Inc., Refunding, Series G, MBIA Insured, 5.80%, 11/15/21 ......................            5,000               5,008
                                                                                                                    ---------------
  KENTUCKY 1.7%
  Jefferson County Capital Projects Corp. Revenue, Lease, MBIA Insured, Pre-Refunded,
     5.375%, 6/01/22 .........................................................................        2,000,000           2,040,000
     5.50%, 6/01/28 ..........................................................................          750,000             765,000


86 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY (CONTINUED)
  Kentucky Economic Development Finance Authority Health System Revenue,
    Norton Healthcare Inc.,
     Refunding, Series C, MBIA Insured, 6.05%, 10/01/20 ......................................     $  8,505,000     $     9,495,747
     Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/20 ...................................        4,255,000           4,801,385
     Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/26 ...................................       12,195,000          13,639,498
  Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
    Series A, MBIA Insured, 5.50%, 5/15/34 ...................................................        5,000,000           5,342,300
                                                                                                                    ---------------
                                                                                                                         36,083,930
                                                                                                                    ---------------
  LOUISIANA 1.2%
  Louisiana Local Government Environmental Facilities and CDA Revenue, Parking Facilities
    Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ..........................        5,485,000           5,739,175
  Louisiana State Gas and Fuels Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 6/01/27 ...........................................................       10,000,000          10,302,200
     FSA Insured, 4.75%, 5/01/39 .............................................................       10,000,000          10,122,800
                                                                                                                    ---------------
                                                                                                                         26,164,175
                                                                                                                    ---------------
  MAINE 0.0% b
  Maine State Health and Higher Educational Facilities Authority Revenue, Series C,
    FSA Insured, 6.20%, 7/01/25 ..............................................................          100,000             100,177
                                                                                                                    ---------------
  MARYLAND 1.6%
  Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
    9/01/32 ..................................................................................       10,000,000          10,474,000
  Baltimore Project Revenue, Wastewater Projects,
     Refunding, FGIC Insured, 5.125%, 7/01/42 ................................................       11,000,000          11,399,080
     Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 ...................................        5,000,000           5,389,000
  Baltimore Revenue, Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%,
    7/01/30 ..................................................................................        5,880,000           6,209,339
  Maryland State Health and Higher Educational Facilities Authority Revenue, University of
    Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 ..........................          200,000             254,054
                                                                                                                    ---------------
                                                                                                                         33,725,473
                                                                                                                    ---------------
  MASSACHUSETTS 3.7%
  Central Berkshire Religious School District GO, Series B, FSA Insured, 5.125%,
    3/01/18 ..................................................................................        1,125,000           1,146,634
  Massachusetts State Development Finance Agency Revenue, Boston University, Series T-1,
    AMBAC Insured, 5.00%, 10/01/35 ...........................................................       10,000,000          10,456,300
  Massachusetts State GO, Consolidated Loan, Series D, MBIA Insured,
     ETM, 5.00%, 8/01/27 .....................................................................        3,535,000           3,719,916
     Pre-Refunded, 5.00%, 8/01/27 ............................................................          855,000             899,725
  Massachusetts State Health and Educational Facilities Authority Revenue,
     Caregroup Issue, Series A, MBIA Insured, 5.00%, 7/01/25 .................................        4,250,000           4,366,663
     Caregroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 ...................          750,000             820,770
     Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 .....................        4,415,000           4,527,273
     Central New England Health, Series B, AMBAC Insured, Pre-Refunded, 5.20%,
       8/01/28 ...............................................................................          585,000             604,252
     Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 ...........................        3,000,000           3,059,850


                                        Quarterly Statements of Investments | 87

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Massachusetts State Health and Educational Facilities Authority Revenue, (continued)
     Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .....................     $  9,700,000     $     9,805,536
     Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ...............................        8,000,000           8,188,160
  Massachusetts State Industrial Finance Agency Revenue, Suffolk University, AMBAC Insured,
    Pre-Refunded, 5.25%, 7/01/17 .............................................................        3,000,000           3,063,180
  Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
    MBIA Insured, 5.625%,
     7/01/20 .................................................................................        1,590,000           1,623,295
     7/01/21 .................................................................................        1,560,000           1,592,666
     7/01/23 .................................................................................        2,155,000           2,200,126
     7/01/24 .................................................................................        2,910,000           2,970,935
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub. lien,
    Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 .......................................        2,100,000           2,143,995
  Massachusetts State Water Resources Authority Revenue, Refunding, Series J, FSA Insured,
    5.00%, 8/01/32 ...........................................................................       18,000,000          18,509,040
                                                                                                                    ---------------
                                                                                                                         79,698,316
                                                                                                                    ---------------
  MICHIGAN 10.7%
  Allen Park Public School District GO, School Building and Site, MBIA Insured,
  Pre-Refunded, 5.00%, 5/01/33 ...............................................................        8,430,000           8,910,088
  Bendle Public School District GO, School Building and Site, Refunding, FGIC Insured,
    5.00%, 5/01/35 ...........................................................................        3,875,000           4,056,273
  Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
    11/01/33 .................................................................................        8,135,000           8,497,821
  Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 ..............        8,650,000           9,000,411
  Chippewa Valley Schools GO,
     AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27 .............................................        1,000,000           1,011,530
     School Building and Site, FSA Insured, 5.00%, 5/01/34 ...................................        5,000,000           5,211,850
  Detroit City School District GO, Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ......        6,500,000           6,852,170
  Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 ...................       12,390,000          12,772,355
  Detroit Sewage Disposal Revenue, senior lien, Series A, FGIC Insured, Pre-Refunded,
    5.125%, 7/01/31 ..........................................................................        6,000,000           6,285,600
  Detroit Sewage Disposal Revenue, senior lien,
     Refunding, Series A, FSA Insured, 5.00%, 7/01/32 ........................................        2,905,000           3,004,729
     Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 .....................................        7,095,000           7,509,206
  Detroit Water Supply System Revenue, senior lien, Series A,
     FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..............................................       10,185,000          10,709,527
     FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..............................................        9,815,000          10,328,030
     MBIA Insured, 5.00%, 7/01/34 ............................................................       10,150,000          10,520,373
  Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/27 ...............        7,250,000           7,435,673
  Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 .................       18,285,000          19,012,560
  Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series A,
    AMBAC Insured, 5.25%, 6/01/17 ............................................................          500,000             510,590
  Jonesville Community Schools GO, Refunding, MBIA Insured, 5.00%, 5/01/29 ...................        3,050,000           3,200,030
  Lanse Creuse Public Schools GO, School Building and Site, FSA Insured, 5.00%,
    5/01/35 ..................................................................................       10,000,000          10,423,700
  Michigan Municipal Bond Authority Revenue, Clean Water Revolving, MBIA Insured, 5.00%,
    10/01/23 .................................................................................        5,095,000           5,240,055


88 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Michigan State Building Authority Revenue, Refunding, Series IA, FGIC Insured, 5.00%,
    10/15/36 .................................................................................     $ 10,000,000     $    10,440,200
  Michigan State Hospital Finance Authority Revenue,
     Hospital Botsford Obligation, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 .........        2,000,000           2,054,220
     Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 ..............       10,000,000          10,137,700
     Refunding, MBIA Insured, 5.00%, 11/15/36 ................................................       13,000,000          13,412,230
     St. John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 .......................        2,500,000           2,579,425
  Michigan State Strategic Fund Limited Obligation Revenue, Collateral, The Detroit Edison
    Co., Fund, Pollution, Refunding, Series BB, AMBAC Insured, 7.00%, 5/01/21 ................          250,000             318,568
  Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ..........       10,000,000          10,422,900
  Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
    11/01/30 .................................................................................       20,000,000          21,107,400
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
    MBIA Insured, 5.25%, 11/15/31 ............................................................        4,000,000           4,148,880
  Saginaw Valley State University Revenue, Refunding, AMBAC Insured, 5.30%, 7/01/28 ..........        3,400,000           3,517,198
                                                                                                                    ---------------
                                                                                                                        228,631,292
                                                                                                                    ---------------
  MINNESOTA 4.3%
  Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%,
    1/20/31 ..................................................................................        2,000,000           2,018,980
  Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 .............................        2,475,000           2,578,084
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
     Refunding, Sub Series A, AMBAC Insured, 5.00%, 1/01/35 ..................................       18,700,000          19,378,810
     Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ....................................        8,000,000           8,378,400
     Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ....................................        4,500,000           4,712,850
  Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
    4.625%, 2/01/17 ..........................................................................        1,635,000           1,672,703
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
     Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ......................................          180,000             185,049
     Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ...................................       12,100,000          12,450,295
  Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
    2/01/22 ..................................................................................          180,000             180,400
  Robbinsdale ISD No. 281 GO, MBIA Insured, 5.00%, 2/01/22 ...................................        7,340,000           7,483,203
  Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%, 2/01/26 ..........................       11,850,000          12,593,587
  South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%,
     2/01/22 .................................................................................       10,970,000          11,369,857
     2/01/23 .................................................................................        6,000,000           6,216,120
  Woodbury COP, Series A, AMBAC Insured, 5.35%, 2/01/21 ......................................        2,915,000           3,015,276
                                                                                                                    ---------------
                                                                                                                         92,233,614
                                                                                                                    ---------------
  MISSISSIPPI 0.5%
  Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
    Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ........................................          200,000             241,594
  Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency,
    Series A, XLCA Insured, 5.00%, 3/01/36 ...................................................       10,915,000          11,329,006
                                                                                                                    ---------------
                                                                                                                         11,570,600
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 89

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI 0.3%
  Springfield Public Utility Revenue, FGIC Insured, 4.75%, 8/01/34 ...........................     $  6,000,000     $     6,106,680
  St. Louis School District GO, FGIC Insured, Pre-Refunded, 6.00%, 4/01/12 ...................        1,330,000           1,340,214
                                                                                                                    ---------------
                                                                                                                          7,446,894
                                                                                                                    ---------------
  MONTANA 0.4%
  Montana State Board of Workers Compensation Investment Program Revenue, MBIA Insured,
    ETM, 6.875%, 6/01/20 .....................................................................        8,500,000           8,782,625
                                                                                                                    ---------------
  NEBRASKA 1.2%
  Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
    MBIA Insured, ETM, 6.70%, 6/01/22 ........................................................        2,500,000           3,005,100
  Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
    AMBAC Insured, 5.00%, 1/01/32 ............................................................       21,515,000          22,513,941
                                                                                                                    ---------------
                                                                                                                         25,519,041
                                                                                                                    ---------------
  NEVADA 0.7%
  Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 ...................................          250,000             297,643
  Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 ....................        4,000,000           4,341,920
  Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
    Project, first tier, AMBAC Insured, 5.625%, 1/01/34 ......................................        5,000,000           5,273,000
  Truckee Meadows Water Authority Revenue, Series A, FSA Insured, Pre-Refunded, 5.125%,
    7/01/30 ..................................................................................        5,000,000           5,238,000
                                                                                                                    ---------------
                                                                                                                         15,150,563
                                                                                                                    ---------------
  NEW JERSEY 1.8%
  Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
    AMBAC Insured, 6.00%, 12/01/20 ...........................................................        2,525,000           2,553,482
  Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 .........................................        3,575,000           3,695,084
  New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA Insured,
    5.00%, 9/01/34 ...........................................................................        1,500,000           1,550,820
  New Jersey EDA Revenue,
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .................        3,450,000           3,610,805
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .................       21,250,000          22,200,937
     Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 .......................        4,000,000           4,138,480
  New Jersey State Turnpike Authority Turnpike Revenue,
     2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 ................................           50,000              57,093
     2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16 ......................................           20,000              22,914
     Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 ...................................          230,000             263,511
                                                                                                                    ---------------
                                                                                                                         38,093,126
                                                                                                                    ---------------
  NEW YORK 4.3%
  Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 ..............          900,000             970,209
  Dutchess County IDA Civic Facility Revenue, Bard College Project, AMBAC Insured, 5.375%,
    6/01/27 ..................................................................................        3,945,000           4,025,320
  MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 .......................................       20,000,000          20,814,400
  MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 .......................        7,000,000           7,237,090
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 .............................................................        5,000,000           5,303,700


90 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 .......................................     $  2,230,000     $     2,323,303
     Series A, FGIC Insured, 5.125%, 8/01/33 .................................................       14,590,000          15,363,124
  New York State Dormitory Authority Revenues,
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       5.25%, 8/15/31 ........................................................................        5,935,000           6,272,524
     Pace University, MBIA Insured, Pre-Refunded, 5.70%, 7/01/22 .............................        7,500,000           7,660,650
     Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .............................        2,500,000           2,553,650
     State Supported Debt, Mental Health Services Facilities Improvement, Series B, MBIA
       Insured, 5.25%, 8/15/31 ...............................................................        5,535,000           5,775,496
     State Supported Debt, Mental Health Services Facilities Improvement, Series B, MBIA
       Insured, Pre-Refunded, 5.25%, 8/15/31 .................................................        3,530,000           3,730,751
     Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 ..................................        4,000,000           4,110,040
  Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%,
    11/15/32 .................................................................................        5,000,000           5,190,300
  Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue, Series A,
    FSA Insured, Pre-Refunded, 5.125%, 10/01/26 ..............................................        1,495,000           1,517,036
                                                                                                                    ---------------
                                                                                                                         92,847,593
                                                                                                                    ---------------
  NORTH CAROLINA 0.7%
  North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project,
    AMBAC Insured, 5.00%, 6/01/17 ............................................................        5,000,000           5,104,350
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured,
    ETM, 6.50%, 1/01/10 ......................................................................           20,000              21,311
  Raleigh Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
     11/01/25 ................................................................................        5,000,000           5,164,300
     11/01/31 ................................................................................        4,000,000           4,120,720
                                                                                                                    ---------------
                                                                                                                         14,410,681
                                                                                                                    ---------------
  NORTH DAKOTA 0.3%
  Grand Forks Health Care System Revenue, Altru Health System Obligation Group,
    MBIA Insured, 5.625%, 8/15/27 ............................................................        5,390,000           5,514,024
                                                                                                                    ---------------
  OHIO 5.7%
  Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
    12/01/33 .................................................................................        5,000,000           5,196,350
  Cleveland Airport System Revenue, Series A, FSA Insured,
     5.125%, 1/01/27 .........................................................................        4,000,000           4,054,200
     5.00%, 1/01/31 ..........................................................................       13,780,000          14,063,868
     Pre-Refunded, 5.00%, 1/01/31 ............................................................        1,625,000           1,687,059
  Cleveland Waterworks Revenue,
     2005, Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/23 ..................        1,460,000           1,482,484
     2005, Improvement, Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/23 ..................        1,290,000           1,312,304
  Columbus City School District GO, School Facilities Construction and Improvement,
    FGIC Insured, Pre-Refunded, 5.00%,
     12/01/28 ................................................................................        8,000,000           8,474,720
     12/01/31 ................................................................................       10,295,000          10,905,905


                                        Quarterly Statements of Investments | 91

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Elyria GO, FGIC Insured, Pre-Refunded, 5.40%, 12/01/17 .....................................     $  2,400,000     $     2,420,496
  Fairview Park City School District GO, School Improvement, MBIA Insured, 5.00%,
     12/01/29 ................................................................................        1,460,000           1,531,496
     12/01/33 ................................................................................        2,000,000           2,093,800
  Hamilton County Sales Tax Revenue, Hamilton County Football, Project B, MBIA Insured,
    Pre-Refunded, 5.00%, 12/01/27 ............................................................        3,250,000           3,323,255
  Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.15%,
    10/15/17 .................................................................................        3,015,000           3,102,676
  Jefferson Area Local School District GO, School Facilities Construction and Improvement,
    FGIC Insured, 5.00%, 12/01/31 ............................................................        4,085,000           4,279,405
  Licking Heights Local School District GO, School Facilities Construction and Improvement,
    Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 ...................................        3,465,000           3,669,782
  Lucas County Hospital Revenue, Promedica Healthcare Obligation Group, Refunding,
    AMBAC Insured, 5.375%, 11/15/29 ..........................................................        5,000,000           5,173,100
  Maumee City School District GO, School Facilities Construction and Improvement,
    FSA Insured, 5.00%, 12/01/27 .............................................................        3,250,000           3,388,840
  Medina City School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 ................        7,500,000           7,770,375
  Ohio State GO, Common Schools, FSA Insured, 5.00%, 9/15/21 .................................        3,230,000           3,360,815
  Olentangy Local School District GO, School Facilities Construction and Improvement,
    Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32 ....................................       11,450,000          12,380,313
  Reynoldsburg City School District GO, School Facilities Construction and Improvement,
    FSA Insured, 5.00%, 12/01/31 .............................................................        4,000,000           4,172,440
  Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23 ...........        3,860,000           4,142,938
  Streetsboro City School District GO, School Improvement, MBIA Insured, Pre-Refunded,
    5.125%, 12/01/21 .........................................................................        3,700,000           3,897,432
  Toledo City School District GO, School Facilities Improvement, Series B, FGIC Insured,
    5.00%, 12/01/32 ..........................................................................        4,000,000           4,161,640
  University of Cincinnati COP, University Center Project, MBIA Insured, Pre-Refunded,
    5.125%, 6/01/24 ..........................................................................        2,950,000           2,950,000
  West Holmes Local School District GO, MBIA Insured, Pre-Refunded, 5.375%, 12/01/17 .........        3,100,000           3,131,000
                                                                                                                    ---------------
                                                                                                                        122,126,693
                                                                                                                    ---------------
  OKLAHOMA 0.1%
  McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 ..........................          300,000             348,114
  Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
    MBIA Insured, Pre-Refunded, 6.20%, 3/01/20 ...............................................        1,625,000           1,686,344
                                                                                                                    ---------------
                                                                                                                          2,034,458
                                                                                                                    ---------------
  OREGON 0.7%
  Josephine County School District No. 7 GO, FGIC Insured, 5.70%, 6/01/13 ....................        5,000,000           5,000,000
  Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
    11/15/12 .................................................................................          700,000             705,628
  Oregon Health and Science University Revenue,
     Refunding, Series B, MBIA Insured, 5.25%, 7/01/15 .......................................          460,000             465,092
     Series A, MBIA Insured, 5.00%, 7/01/32 ..................................................        8,000,000           8,274,640
                                                                                                                    ---------------
                                                                                                                         14,445,360
                                                                                                                    ---------------


92 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA 1.4%
  Allegheny County Hospital Development Authority Revenue, Health System, Series A,
    MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ..............................................     $ 10,000,000     $    11,039,400
  Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
    9/01/19 ..................................................................................          500,000             585,555
  Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, FSA Insured,
    5.00%, 8/01/32 ...........................................................................        4,000,000           4,138,880
  Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, Pre-Refunded, 5.25%,
    11/01/24 .................................................................................        2,000,000           2,135,400
  Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
    Tax, AMBAC Insured, 5.25%, 2/01/31 .......................................................        6,000,000           6,198,120
  Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ............           85,000              94,402
  State Public School Building Authority School Revenue, Philadelphia School District Project,
    FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ................................................        5,000,000           5,296,700
                                                                                                                    ---------------
                                                                                                                         29,488,457
                                                                                                                    ---------------
  RHODE ISLAND 0.8%
  Providence GO, Series A, FSA Insured, Pre-Refunded, 5.70%, 7/15/19 .........................        3,000,000           3,036,510
  Rhode Island Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System,
    MBIA Insured, 5.80%, 9/01/22 .............................................................        7,785,000           7,969,738
  Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp.
    Project, CIFG Insured, 5.00%, 7/01/31 ....................................................        5,730,000           5,958,627
  Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
    Lifespan Obligation Group, Refunding, MBIA Insured, 5.75%, 5/15/23 .......................          100,000             102,161
                                                                                                                    ---------------
                                                                                                                         17,067,036
                                                                                                                    ---------------
  SOUTH CAROLINA 0.4%
  Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%,
    1/01/21 ..................................................................................          200,000             239,776
  Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
    Series A, FSA Insured, ETM, 7.125%, 7/01/17 ..............................................        2,760,000           3,111,817
  South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project,
    Series A, AMBAC Insured, 5.20%, 11/01/27 .................................................        5,000,000           5,256,650
  Spartanburg Sanitation Sewer District Sewer System Revenue, MBIA Insured, Pre-Refunded,
    5.50%, 6/01/27 ...........................................................................          500,000             505,000
                                                                                                                    ---------------
                                                                                                                          9,113,243
                                                                                                                    ---------------
  SOUTH DAKOTA 0.6%
  Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18 ...................................        5,000,000           5,161,000
  Grant County PCR, Refunding, MBIA Insured, 5.90%, 6/01/23 ..................................        4,800,000           4,808,448
  South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 .........................        2,720,000           3,047,733
                                                                                                                    ---------------
                                                                                                                         13,017,181
                                                                                                                    ---------------
  TENNESSEE 0.5%
  Johnson City Health and Educational Facilities Board Hospital Revenue,
     Medical Center Hospital, Refunding and Improvement, MBIA Insured, ETM, 5.25%,
       7/01/28 ...............................................................................        8,500,000           8,709,865
     Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ..............................        2,780,000           2,847,665
                                                                                                                    ---------------
                                                                                                                         11,557,530
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 93

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS 8.6%
  Austin Hotel Occupancy Tax Revenue, sub. lien, AMBAC Insured, Pre-Refunded,
     5.625%, 11/15/21 ........................................................................     $  2,355,000     $     2,457,160
     5.80%, 11/15/29 .........................................................................       13,750,000          14,402,162
  Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
     5.125%, 5/15/27 .........................................................................       11,125,000          11,495,240
     5.25%, 5/15/31 ..........................................................................        5,000,000           5,181,550
  Bell County Health Facilities Development Corp. Revenue, Hospital, Cook Children's Medical
    Center, Refunding, FSA Insured, 5.30%, 12/01/23 ..........................................        5,000,000           5,185,100
  Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM,
    6.30%, 1/01/17 ...........................................................................       11,305,000          12,399,776
  Dallas-Fort Worth International Airport Revenue,
     Joint Series A, FGIC Insured, 6.00%, 11/01/21 ...........................................        2,210,000           2,302,577
     Refunding and Improvement, Joint Series A, FGIC Insured, 5.625%, 11/01/21 ...............       12,000,000          12,631,440
  Harris County Health Facilities Development Corp. Revenue, Christus Health, Series A,
    MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ..............................................       22,000,000          22,900,460
  Harris County Hospital District Mortgage Revenue, AMBAC Insured,
     7.40%, 2/15/10 ..........................................................................          735,000             775,182
     ETM, 7.40%, 2/15/10 .....................................................................          215,000             224,742
  Harris County Houston Sports Authority Revenue, senior lien, Series G, MBIA Insured,
    5.25%, 11/15/30 ..........................................................................       21,325,000          22,162,433
  Houston Airport System Revenue, sub. lien, Refunding, Series B, FSA Insured, 5.50%,
    7/01/30 ..................................................................................        4,700,000           4,881,091
  Houston Water and Sewer System Revenue, junior lien,
     Series B, FGIC Insured, Pre-Refunded, 5.75%, 12/01/30 ...................................       10,000,000          10,614,700
     Series C, FGIC Insured, Pre-Refunded, 5.375%, 12/01/27 ..................................        6,800,000           6,922,400
  Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
    8/01/29 ..................................................................................        1,000,000           1,024,410
  Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project,
    Refunding,
     Series A, MBIA Insured, 5.25%, 11/01/29 .................................................        3,185,000           3,222,679
     Series B, MBIA Insured, 5.15%, 11/01/29 .................................................        2,750,000           2,778,820
  North Harris County Regional Water Authority Revenue, senior lien, FGIC Insured, 5.00%,
    12/15/33 .................................................................................       10,000,000          10,337,100
  Palo Duro River Authority GO, Refunding, FSA Insured, 6.375%, 8/01/08 ......................        2,605,000           2,642,356
  Pflugerville GO, FGIC Insured,
     5.25%, 8/01/27 ..........................................................................        3,320,000           3,486,166
     5.20%, 8/01/32 ..........................................................................        3,000,000           3,129,120
  Portland Community Center Complex Development Corp. Sales Tax Revenue, Refunding,
    AMBAC Insured, 5.45%, 2/15/25 ............................................................        1,450,000           1,466,950
  San Marcos Waterworks and Sewer Systems Revenue, Series 1998, FSA Insured,
    Pre-Refunded, 5.125%, 8/15/20 ............................................................        2,870,000           2,877,864
  Smithville HDC Mortgage Revenue, Smithville Retirement, Refunding, Series A,
    MBIA Insured, 6.40%, 1/01/22 .............................................................          855,000             864,499


94 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS (CONTINUED)
  Tarrant County Health Facilities Development Corp. Health Systems Revenue,
    Harris Methodist Health System, MBIA Insured, ETM, 6.00%, 9/01/24 ........................     $  3,250,000     $     3,777,345
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center
    Project,
     Series B, FSA Insured, 5.50%, 11/01/17 ..................................................        1,000,000           1,025,130
     Series C, FSA Insured, 5.60%, 11/01/27 ..................................................        1,430,000           1,467,337
     Series D, FSA Insured, 5.375%, 11/01/27 .................................................        8,500,000           8,815,520
  United ISD, GO, 5.125%, 8/15/26 ............................................................        3,000,000           3,115,350
                                                                                                                    ---------------
                                                                                                                        184,566,659
                                                                                                                    ---------------
  UTAH 0.6%
  Intermountain Power Agency Power Supply Revenue, Series B,
     MBIA Insured, Pre-Refunded, 5.75%, 7/01/19 ..............................................          950,000             970,349
     Refunding, MBIA Insured, 5.75%, 7/01/19 .................................................        2,300,000           2,349,082
  Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15 ..............           35,000              44,114
  Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
     8/15/21 .................................................................................        5,000,000           5,065,500
     8/15/26 .................................................................................        5,000,000           5,061,650
                                                                                                                    ---------------
                                                                                                                         13,490,695
                                                                                                                    ---------------
  VIRGINIA 0.8%
  Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
    Series B, FSA Insured, 5.00%, 4/01/35 ....................................................        6,000,000           6,256,500
  Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
    5/15/28 ..................................................................................        3,510,000           3,681,007
  Spotsylvania County Water and Sewer System Revenue, MBIA Insured, Pre-Refunded, 5.40%,
    6/01/27 ..................................................................................        3,850,000           3,927,000
  Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University
    Project, MBIA Insured,
     5.00%, 10/01/18 .........................................................................        1,000,000           1,029,510
     5.25%, 10/01/28 .........................................................................        1,420,000           1,471,745
                                                                                                                    ---------------
                                                                                                                         16,365,762
                                                                                                                    ---------------
  WASHINGTON 2.1%
  King County Sewer Revenue, Refunding, Series A, FGIC Insured, 5.00%, 1/01/35 ...............        6,420,000           6,626,531
  Pierce County GO, School District No. 003 Puyallup, FGIC Insured, Pre-Refunded, 5.70%,
    12/01/15 .................................................................................        1,000,000           1,009,840
  Port of Longview GO, MBIA Insured, 6.00%, 11/01/15 .........................................        2,000,000           2,003,560
  Seattle Water System Revenue, FGIC Insured, Pre-Refunded, 5.625%, 8/01/26 ..................        2,000,000           2,045,660
  Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
    6.65%, 1/01/16 ...........................................................................        4,250,000           4,846,913
  Tacoma GO, Series A, MBIA Insured, Pre-Refunded, 5.625%, 12/01/22 ..........................        3,400,000           3,432,232
  Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ................        6,000,000           6,251,220
  Washington State Health Care Facilities Authority Revenue,
     Providence Services, MBIA Insured, Pre-Refunded, 5.50%, 12/01/26 ........................        5,000,000           5,251,650
     Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 ......................       13,000,000          13,387,920
                                                                                                                    ---------------
                                                                                                                         44,855,526
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 95

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  WEST VIRGINIA 2.0%
  Harrison County Community Solid Waste Disposal Revenue, Potomac Edison Co., Series C,
    AMBAC Insured, 6.75%, 8/01/24 ............................................................     $ 11,560,000     $    11,588,438
  Shepherd University Board of Governors Revenue, Residence Facilities Projects, MBIA Insured,
    5.00%, 6/01/35 ...........................................................................        9,445,000           9,849,057
  West Virginia State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/01/21 ..............        5,000,000           5,183,750
  West Virginia State Water Development Authority Water Development Revenue,
    Loan Program II, Refunding, Series C-II, FGIC Insured, 5.00%, 11/01/36 ...................        5,000,000           5,187,350
  West Virginia Water Development Authority Infrastructure Revenue, West Virginia
    Infrastructure Jobs Program, Series A, FSA Insured, 4.75%, 10/01/45 ......................       11,405,000          11,472,632
                                                                                                                    ---------------
                                                                                                                         43,281,227
                                                                                                                    ---------------
  WISCONSIN 0.2%
  Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
    FGIC Insured, 6.90%, 8/01/21 .............................................................        3,000,000           3,802,050
                                                                                                                    ---------------
  U.S. TERRITORY 0.0% b
  DISTRICT OF COLUMBIA 0.0% b
  District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 .................          150,000             151,667
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $2,044,137,630) ..........................................                        2,122,884,090
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 2.8%
  MUNICIPAL BONDS 2.8%
  FLORIDA 0.5%
c Brevard County Health Facilities Authority Revenue, Wuesthoff Memorial Hospital Project,
    Weekly VRDN and Put, 3.78%, 8/01/31 ......................................................        4,610,000           4,610,000
c Jacksonville Health Facilities Authority Hospital Revenue,
     Baptist Medical Center Project, Daily VRDN and Put, 3.87%, 8/15/21 ......................        2,205,000           2,205,000
     Genesis Rehabilitation Hospital, Refunding, Daily VRDN and Put, 3.90%, 5/01/21 ..........          990,000             990,000
     Series C, Daily VRDN and Put, 3.87%, 8/15/33 ............................................        2,100,000           2,100,000
                                                                                                                    ---------------
                                                                                                                          9,905,000
                                                                                                                    ---------------
  GEORGIA 0.3%
c Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.88%, 11/01/15 ..................        5,700,000           5,700,000
                                                                                                                    ---------------
  LOUISIANA 0.2%
c Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
    First Stage, ACES, Refunding, Daily VRDN and Put, 3.90%, 9/01/17 .........................        4,600,000           4,600,000
                                                                                                                    ---------------
  MARYLAND 0.0% b
c Maryland State EDC Revenue, Multi-Modal, U.S. Pharmacopeial, AMBAC Insured, Daily VRDN
    and Put, 3.90%, 7/01/36 ..................................................................          700,000             700,000
                                                                                                                    ---------------
  MASSACHUSETTS 0.4%
c Massachusetts State GO, Consolidated Loan, Series B, Daily VRDN and Put, 3.85%,
    3/01/26 ..................................................................................        7,075,000           7,075,000
c Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
    Program, Series D, MBIA Insured, Daily VRDN and Put, 3.88%, 1/01/35 ......................        2,500,000           2,500,000
                                                                                                                    ---------------
                                                                                                                          9,575,000
                                                                                                                    ---------------
  MINNESOTA 0.1%
c Minneapolis GO, Library, Weekly VRDN and Put, 3.61%, 12/01/32 ..............................        1,310,000           1,310,000
                                                                                                                    ---------------


96 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK 0.6%
c New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Series C, FGIC Insured, Daily VRDN and Put, 3.88%, 6/15/23 ..............................     $  3,700,000     $     3,700,000
     Series G, FGIC Insured, Daily VRDN and Put, 3.86%, 6/15/24 ..............................        7,000,000           7,000,000
c New York City Transitional Finance Authority Revenue, New York City Recovery, Refunding,
    Series 3, Sub Series 3 E, Daily VRDN and Put, 3.83%, 11/01/22 ............................        3,125,000           3,125,000
                                                                                                                    ---------------
                                                                                                                         13,825,000
                                                                                                                    ---------------
  PENNSYLVANIA 0.2%
c Chester County IDAR, Refunding, Daily VRDN and Put, 3.85%, 7/01/31 .........................        1,300,000           1,300,000
c Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, 3.78%,
    12/01/28 .................................................................................          300,000             300,000
c Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
    Pennsylvania College of Optometry, Refunding, Weekly VRDN and Put, 3.81%, 3/01/26 ........          630,000             630,000
c Philadelphia Authority for Industrial Development Revenues, Newcourtland Elder Services
    Project, Daily VRDN and Put, 3.85%, 3/01/27 ..............................................          630,000             630,000
c York General Authority Pooled Financing Revenue, Sub Series A, AMBAC Insured,
    Weekly VRDN and Put, 3.78%, 9/01/26 ......................................................          620,000             620,000
                                                                                                                    ---------------
                                                                                                                          3,480,000
                                                                                                                    ---------------
  VIRGINIA 0.3%
c Virginia Small Business Financing Authority Revenue, Childrens Hospital Kings,
    Weekly VRDN and Put, 3.76%, 1/01/36 ......................................................        5,955,000           5,955,000
                                                                                                                    ---------------
  WASHINGTON 0.2%
c Washington State Housing Finance Commission Nonprofit Housing Revenue,
     Franke Tobey Jones Project, Daily VRDN and Put, 3.81%, 9/01/33 ..........................        2,835,000           2,835,000
     YMCA of Greater Seattle, Daily VRDN and Put, 3.92%, 7/01/11 .............................        2,200,000           2,200,000
                                                                                                                    ---------------
                                                                                                                          5,035,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $60,085,000) ............................................                           60,085,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $2,104,222,630) 101.8% .............................................                        2,182,969,090
  OTHER ASSETS, LESS LIABILITIES (1.8)% ......................................................                          (38,810,684)
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $ 2,144,158,406
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Rounds to less than 0.1% of net assets.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 97

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.9%
  MUNICIPAL BONDS 96.9%
  KENTUCKY 81.2%
  Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34 ...........     $  1,065,000     $     1,104,575
  Boone County GO, Public Project, 5.00%,
     4/01/20 .................................................................................        1,310,000           1,365,112
     4/01/21 .................................................................................        1,000,000           1,039,850
  Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A,
    FGIC Insured, 4.70%, 1/01/28 .............................................................        3,000,000           3,032,040
  Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC Insured,
    5.00%,
     12/01/22 ................................................................................        1,200,000           1,250,352
     12/01/27 ................................................................................        2,000,000           2,078,920
  Bowling Green ISD Finance Corp. School Building Revenue, 5.75%, 1/01/20 ....................        1,140,000           1,199,417
  Campbell and Kenton Counties Sanitation District No.1 Sanitation District Revenue, Series
    A, FSA Insured, 5.00%,
     8/01/19 .................................................................................        1,500,000           1,564,215
     8/01/24 .................................................................................        2,000,000           2,073,360
  Campbell County School District Finance Corp. School Building Revenue, FSA Insured, 5.00%,
    8/01/26 ..................................................................................        2,845,000           3,000,878
  Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities Project,
    Pre-Refunded, 5.125%, 8/01/20 ............................................................        1,015,000           1,066,471
  Elizabethtown Public Properties Holding Inc. Revenue, first mortgage, Administrative
    Office of the Courts, Judicial Facilities Project, MBIA Insured, 5.20%, 4/01/22 ..........        2,000,000           2,049,400
  Fayette County School District Finance Corp. School Building Revenue,
     Pre-Refunded, 5.50%, 9/01/18 ............................................................        2,500,000           2,618,050
     Refunding, Series B, FSA Insured, 4.00%, 1/01/17 ........................................          500,000             498,805
     Series A, AMBAC Insured, 5.25%, 4/01/20 .................................................        2,160,000           2,278,757
  Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 .......................        1,000,000           1,031,520
  Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects,
    Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 ........................................          405,000             405,401
  Hardin County School District Finance Corp. School Building Revenue, Pre-Refunded, 5.75%,
    2/01/20 ..................................................................................        1,500,000           1,586,715
  Hardin County Water District No. 2 Water System Revenue, Series A, AMBAC Insured, 5.00%,
    1/01/31 ..................................................................................        2,620,000           2,681,937
  Harlan County Justice Center Revenue, First Judicial Center Project, AMBAC Insured, 5.00%,
    3/01/25 ..................................................................................        1,330,000           1,386,232
  Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured, 4.75%,
    1/01/28 ..................................................................................        2,035,000           2,065,627
  Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc.,
    Refunding, AMBAC Insured, 5.75%, 1/01/26 .................................................        1,000,000           1,021,400
  Jefferson County School District Financial Corp. School Building Revenue, Series A,
    FSA Insured, Pre-Refunded, 5.25%, 7/01/18 ................................................        1,500,000           1,566,390
  Kenton County Airport Board Airport Revenue, Cincinnati/Northern Kentucky International
    Airport, Series B, MBIA Insured, 5.75%, 3/01/13 ..........................................        1,230,000           1,244,231
  Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series
    L, XLCA Insured, 5.00%, 11/01/29 .........................................................        1,000,000           1,048,900
  Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
     Series A, 6.00%, 6/01/30 ................................................................        2,000,000           2,158,940
     Series C, 6.00%, 6/01/30 ................................................................        1,285,000           1,380,308
     Series E, 5.70%, 6/01/22 ................................................................        1,000,000           1,071,070


98 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY (CONTINUED)
  Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky,
    Project Notes, FGIC Insured, 5.00%, 10/01/25 .............................................     $  3,000,000     $     3,177,720
  Kentucky Economic Development Finance Authority Health System Revenue, Norton
    Healthcare Inc.,
     Refunding, Series C, MBIA Insured, 6.15%, 10/01/24 ......................................          160,000             178,952
     Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/24 ...................................          245,000             277,823
     Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/25 ...................................          935,000           1,045,751
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 .............        2,000,000           2,016,580
  Kentucky Economic Development Finance Authority Revenue, Catholic Health Project,
    Refunding and Improvement, Series A, Pre-Refunded, 5.00%, 12/01/18 .......................        2,000,000           2,043,700
  Kentucky Housing Corp. Housing Revenue,
     Refunding, Series P, 4.60%, 7/01/34 .....................................................        1,205,000           1,197,758
     Series A, 4.60%, 7/01/32 ................................................................        2,000,000           1,953,380
     Series U, 4.90%, 7/01/32 ................................................................        4,115,000           4,138,826
  Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
     6/01/19 .................................................................................        1,140,000           1,180,367
     6/01/20 .................................................................................        1,250,000           1,292,400
     6/01/21 .................................................................................        1,190,000           1,229,032
  Kentucky Rural Water Finance Corp. Public Project Revenue,
     Flexible Term Program, Series A, 5.00%, 2/01/26 .........................................        1,055,000           1,092,199
     Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34 .............................        1,500,000           1,551,885
  Kentucky State Property and Buildings Commission Revenues,
     Project No. 62, Refunding, Second Series, 5.25%, 10/01/18 ...............................        3,540,000           3,701,566
     Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 ..............................        1,535,000           1,597,260
     Project No. 69, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/21 .....................        2,300,000           2,403,270
     Project No. 77, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 ..............................        1,100,000           1,166,836
  Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization
    Project, Series A, AMBAC Insured, 5.00%, 7/01/25 .........................................        2,000,000           2,107,120
  Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ........................        1,730,000           1,802,141
  Louisville and Jefferson County Metropolitan Government Industrial Building Revenue,
    Sisters of Mercy, Cincinnati, 5.00%, 10/01/35 ............................................        1,500,000           1,531,275
  Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System
    Revenue, Series A,
     AMBAC Insured, 5.00%, 5/15/36 ...........................................................        3,000,000           3,143,130
     FGIC Insured, 5.00%, 5/15/30 ............................................................        2,750,000           2,796,282
     FGIC Insured, 5.00%, 5/15/38 ............................................................        3,000,000           3,134,310
  Louisville and Jefferson County Student Housing Revenue, University of Louisville,
    Phase 3-A,
     AMBAC Insured, 5.00%, 6/01/34 ...........................................................        3,755,000           3,931,109
     Series A, AMBAC Insured, 5.00%, 6/01/25 .................................................        1,000,000           1,053,120
  Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29 ...........        3,290,000           3,407,354
  Louisville Waterworks Board Water System Revenue, Louisville Water Co., Refunding,
    FSA Insured,
     5.25%, 11/15/24 .........................................................................        2,500,000           2,598,750
     5.50%, 11/15/25 .........................................................................        2,000,000           2,093,620
  McCracken County Hospital Revenue, Mercy Health System, Refunding, Series A, MBIA Insured,
    6.40%, 11/01/07 ..........................................................................          500,000             501,045


                                        Quarterly Statements of Investments | 99

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY (CONTINUED)
  Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital, 5.125%,
    8/01/37 ..................................................................................     $  3,000,000     $     3,046,110
  Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 ...........................        1,500,000           1,556,040
  Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 ............        1,270,000           1,300,467
  Oldham County School District Finance Corp. School Building Revenue, MBIA Insured, 5.00%,
    5/01/24 ..................................................................................        5,680,000           5,949,743
  Russell Health System Revenue, Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 ........          800,000             824,592
  Trimble County Environmental Facilities Revenue, Trimble County Environmental Facility,
    Refunding, AMBAC Insured, 4.60%, 6/01/33 .................................................        5,000,000           4,888,700
  Warren County Hospital Facility Revenue, Community Hospital Corp. Project, Refunding,
    Series A, 5.00%, 8/01/29 .................................................................        1,000,000           1,007,860
                                                                                                                    ---------------
                                                                                                                        122,786,946
                                                                                                                    ---------------
  U.S. TERRITORIES 15.7%
  PUERTO RICO 12.9%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.375%, 5/15/33 ...............................................................        1,735,000           1,810,959
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.125%, 7/01/31 .........................................................................        3,125,000           3,200,344
     Pre-Refunded, 5.125%, 7/01/31 ...........................................................        1,875,000           1,968,581
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................        2,500,000           2,677,650
     Series K, 5.00%, 7/01/27 ................................................................        3,000,000           3,114,900
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30  .......        5,000,000           5,259,450
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.25%, 7/01/36 .....................................................          455,000             471,976
     Series D, Pre-Refunded, 5.25%, 7/01/36 ..................................................          995,000           1,057,655
                                                                                                                    ---------------
                                                                                                                         19,561,515
                                                                                                                    ---------------
  VIRGIN ISLANDS 2.8%
  Virgin Islands PFAR,
     Gross Receipts Taxes Loan Notes, FGIC Insured, 5.00%, 10/01/28 ..........................        2,000,000           2,120,680
     senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 .....................        2,000,000           2,053,780
                                                                                                                    ---------------
                                                                                                                          4,174,460
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                           23,735,975
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $142,039,180) ............................................                          146,522,921
                                                                                                                    ---------------


100 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.7%
  MUNICIPAL BONDS 1.7%
  KENTUCKY 1.7%
a Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 3.92%, 6/01/32 .........     $    495,000     $       495,000
a Breckinridge County Lease Program Revenue, Kentucky Assn. Counties Leasing Trust, Series A,
     Weekly VRDN and Put, 3.88%, 2/01/32 .....................................................        1,200,000           1,200,000
a Shelby County Lease Revenue, Series A, Daily VRDN and Put, 3.88%, 9/01/34 ..................          900,000             900,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,595,000) .............................................                            2,595,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $144,634,180) 98.6% ................................................                          149,117,921
  OTHER ASSETS, LESS LIABILITIES 1.4% ........................................................                            2,122,312
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                        $ 151,240,233
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 101

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.2%
  MUNICIPAL BONDS 97.2%
  LOUISIANA 92.3%
  Bossier City Public Improvement Sales and Use Tax Revenue, FGIC Insured, Pre-Refunded,
    5.00%,
     12/01/19 ................................................................................     $  1,145,000     $     1,169,457
     12/01/21 ................................................................................        1,875,000           1,915,050
     12/01/22 ................................................................................        1,515,000           1,547,360
  Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 ....................        1,900,000           1,992,701
  Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing
    Project, MBIA Insured, 5.25%,
     5/01/21 .................................................................................        1,505,000           1,578,549
     5/01/33 .................................................................................        2,500,000           2,601,700
  De Soto Parish Environmental Improvement Revenue, International Paper Co. Project,
    Series A, 5.65%, 12/01/21 ................................................................        1,000,000           1,016,430
  De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured,
    5.875%, 9/01/29 ..........................................................................       11,500,000          12,187,470
  Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A, FHA
    Insured, ETM, 7.20%, 8/01/10 .............................................................        1,380,000           1,515,171
  East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding, Series
    A, 6.10%, 10/01/29 .......................................................................         175,000              176,038
  East Baton Rouge Parish Park and Recreation District GO, FSA Insured, 5.00%, 5/01/25 .......        3,325,000           3,468,141
  East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST, FGIC
    Insured, Pre-Refunded, 5.00%, 2/01/20 ....................................................        1,000,000           1,048,560
  East Baton Rouge Parish Sales Tax Revenue, Public Improvement, Refunding, Series
    A,AMBAC Insured, 5.00%, 2/01/24 ..........................................................        2,000,000           2,091,720
  Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note,
    Series A, AMBAC Insured, 5.00%, 7/15/33 ..................................................        5,000,000           5,126,650
  Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured,
    5.00%, 11/01/27 ..........................................................................        5,000,000           5,188,300
  Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, MBIA
    Insured, 5.00%, 4/01/29 ..................................................................        3,060,000           3,177,963
  Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA Insured,
    5.00%, 10/01/29 ..........................................................................        2,925,000           3,044,808
  Jefferson Sales Tax District Special Sales Tax Revenue,
     AMBAC Insured, 5.00%, 12/01/22 ..........................................................        2,000,000           2,100,140
     Refunding, FSA Insured, 5.00%, 12/01/22 .................................................        3,000,000           3,086,160
     Special Tax Bond, AMBAC Insured, 5.00%, 12/01/20 ........................................        4,195,000           4,397,409
  Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities Inc.
    Project, MBIA Insured, 5.00%, 10/01/22 ...................................................        1,500,000           1,570,065
  Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11 .............           30,000              33,380
  Lafayette Utilities Revenue, MBIA Insured, 5.00%, 11/01/28 .................................        5,000,000           5,210,100
  Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 .........................           55,000              57,567
  Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured,
    5.125%, 4/01/29 ..........................................................................        2,200,000           2,340,272
  Louisiana HFA Mortgage Revenue, SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 ..............          495,000             501,420
  Louisiana Local Government Environmental Facilities and CDA Revenue,
     Baton Rouge Apartments, Series A, MBIA Insured, 6.375%, 1/01/30 .........................        4,265,000           4,501,025
     Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 ............        1,000,000           1,063,950
     Denham Springs Sewer Project, AMBAC Insured, 4.75%, 12/01/31 ............................        5,040,000           5,101,438


102 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  LOUISIANA (CONTINUED)
  Louisiana Local Government Environmental Facilities and CDA Revenue, (continued)
     Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 .........................     $  2,215,000     $     2,281,273
     Lake Charles Public Improvements Projects, AMBAC Insured, 5.00%, 5/01/27 ................        5,000,000           5,250,900
     Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21 ...................................        4,040,000           4,268,058
     MBIA Insured, 5.00%, 12/01/26 ...........................................................        3,000,000           3,100,200
     Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26 ......        2,000,000           2,095,100
     Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ......        2,000,000           2,092,680
     Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%, 8/01/27 ..........        3,000,000           3,107,430
  Louisiana Local Government Environmental Facilities GO, AMBAC Insured, 5.25%, 4/01/29 ......        1,000,000           1,062,480
  Louisiana Public Facilities Authority Hospital Revenue,
     Franciscan Missionaries, Series C, MBIA Insured, 5.00%, 7/01/19 .........................          595,000             606,805
     Franciscan Missionaries, Series C, MBIA Insured, Pre-Refunded, 5.00%, 7/01/19 ...........        3,155,000           3,229,332
     Pendleton Memorial Methodist, Pre-Refunded, 5.25%, 6/01/28 ..............................        4,500,000           4,609,170
     Touro Infirmary Project, Series A, 5.625%, 8/15/29 ......................................        6,000,000           5,913,480
  Louisiana Public Facilities Authority Revenue,
     Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31 .............        5,000,000           5,175,900
     Centenary College Project, Refunding, 5.75%, 2/01/29 ....................................        7,300,000           7,512,503
     Dillard University Project, Refunding, AMBAC Insured, 5.00%, 2/01/18 ....................        1,500,000           1,539,855
     Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 .....................        1,540,000           1,619,895
     FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 .................        5,000,000           5,280,600
     Grambling University Project, Black and Gold Facilities Project, Series A, CIFG
       Insured, 5.00%, 7/01/30 ...............................................................        5,000,000           5,203,250
     Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 ...............        1,900,000           1,908,835
     Ochsner Clinic Foundation Project, Refunding, Series B, 5.75%, 5/15/23 ..................        2,500,000           2,656,000
     Tulane University, Refunding, Series A, AMBAC Insured, 5.125%, 7/01/27 ..................        3,000,000           3,174,630
   a Tulane University Project, Refunding, Series A-1, MBIA Insured, 5.00%, 2/15/30 ..........        3,500,000           3,678,185
     Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/17 .........        1,000,000           1,023,100
     Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/27 .........        6,015,000           6,149,977
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC
    Insured, 5.00%, 6/01/23 ..................................................................        5,000,000           5,228,300
  Louisiana State Gas and Fuels Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 6/01/27 ...........................................................        3,500,000           3,605,770
     FGIC Insured, 5.00%, 5/01/27 ............................................................        2,000,000           2,090,180
     FSA Insured, 5.00%, 5/01/31 .............................................................       10,000,000          10,467,800
  Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,
     7/15/24 .................................................................................        3,475,000           3,643,260
     7/15/25 .................................................................................        2,765,000           2,894,651
  Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
     AMBAC Insured, 5.00%, 5/01/21 ...........................................................        2,500,000           2,585,500
     Series A, MBIA Insured, 5.375%, 3/01/19 .................................................        3,000,000           3,098,490
  Louisiana State University and Agricultural and Mechanical College Board Revenue,
     AMBAC Insured, 5.00%, 7/01/22 ...........................................................        5,000,000           5,237,400
     Auxiliary, FGIC Insured, 5.00%, 7/01/31 .................................................        3,000,000           3,142,500
     Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 ......................................        1,500,000           1,561,545
  Monroe Sales and Use Tax Revenue, FGIC Insured, 5.25%, 7/01/23 .............................        1,535,000           1,637,845


                                       Quarterly Statements of Investments | 103

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  LOUISIANA (CONTINUED)
  New Orleans GO,
     Drain Systems, AMBAC Insured, 5.00%, 12/01/18 ...........................................     $  1,000,000     $     1,015,610
     Public Improvement, AMBAC Insured, 5.25%, 12/01/29 ......................................        1,485,000           1,564,789
     Public Improvement, FGIC Insured, 5.25%, 12/01/21 .......................................        1,295,000           1,361,680
     Public Improvement, FGIC Insured, 5.125%, 12/01/26 ......................................        2,000,000           2,068,340
     Refunding, MBIA Insured, 5.125%, 9/01/21 ................................................        2,000,000           2,084,140
  Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured,
    5.95%, 11/01/14 ..........................................................................          580,000             589,715
  Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured,
    5.50%, 9/01/20 ...........................................................................        1,000,000           1,011,400
  Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 ...................        1,950,000           1,952,691
  Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical
    Center, Refunding, FSA Insured, 5.75%, 5/15/21 ...........................................        2,500,000           2,634,525
  Ouachita Parish West Ouachita Parish School District Sales and Use Tax Revenue, FGIC
    Insured, Pre-Refunded, 5.75%, 9/01/24 ....................................................        1,410,000           1,517,921
  Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase, FHA
    Insured, ETM, 7.25%, 8/01/10 .............................................................          595,000             622,447
  Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC Insured,
    5.00%, 10/01/16 ..........................................................................        1,000,000           1,041,740
  St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM,
    7.50%, 9/01/10 ...........................................................................          435,000             483,576
  St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue,
    Series A, AMBAC Insured, 5.00%, 7/01/31 ..................................................        6,485,000           6,782,532
  St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ...............        2,500,000           2,575,175
  St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
     7/01/10 .................................................................................           40,000              41,646
     7/01/11 .................................................................................           50,000              56,316
  State Colleges and Universities Lease Revenue, University of Southwestern
    Louisiana, Cajundome, MBIA Insured, Pre-Refunded, 5.65%, 9/01/26 .........................        3,080,000           3,155,491
  Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General
    Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 .........................        2,155,000           2,318,629
  University of Louisiana System Board of Supervisors Lease Revenue,
     LaFayette Cajundome Convention, MBIA Insured, Pre-Refunded, 6.25%, 9/01/29 ..............        1,200,000           1,286,652
     Northwestern State University Wellness, AMBAC Insured, 5.10%, 4/01/24 ...................        1,000,000           1,033,200
                                                                                                                    ---------------
                                                                                                                        241,740,088
                                                                                                                    ---------------
  U.S. TERRITORIES 4.9%
  PUERTO RICO 3.7%
  Puerto Rico Commonwealth GO, Public Improvement,
     MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ..............................................        4,400,000           4,643,848
     Series A, 5.00%, 7/01/33 ................................................................        2,000,000           2,051,480
  Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/32 ..............        3,000,000           3,120,300
                                                                                                                    ---------------
                                                                                                                          9,815,628
                                                                                                                    ---------------
  VIRGIN ISLANDS 1.2%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ....        3,000,000           3,078,630
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                           12,894,258
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $247,162,973) ............................................                          254,634,346
                                                                                                                    ---------------


104 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 2.6%
  MUNICIPAL BONDS 2.6%
  LOUISIANA 2.6%
b Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
    3.88%, 12/01/15 ..........................................................................     $  6,500,000     $     6,500,000
b Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc.
    Project, First Stage, ACES, Refunding, Daily VRDN and Put, 3.90%, 9/01/17 ................          300,000             300,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,800,000) .............................................                            6,800,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $253,962,973) 99.8% ................................................                          261,434,346
  OTHER ASSETS, LESS LIABILITIES 0.2% ........................................................                              518,466
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $   261,952,812
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 105

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.5%
  MUNICIPAL BONDS 97.5%
  MARYLAND 83.6%
  Anne Arundel County GO, Refunding, 4.625%, 3/01/32 ........................................      $  2,000,000     $     2,046,920
  Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%,
    9/01/39 .................................................................................        25,095,000          26,717,894
  Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32 .................         1,000,000           1,043,750
  Baltimore GO, Consolidated Public Improvement,
     Series A, FGIC Insured, Pre-Refunded, 5.30%, 10/15/17 ..................................         1,500,000           1,538,460
     Series A, FSA Insured, Pre-Refunded, 5.25%, 10/15/17 ...................................         3,300,000           3,473,448
     Series B, 7.15%, 10/15/08 ..............................................................         1,000,000           1,045,190
  Baltimore Port Facilities Revenue, Consolidated Coal Sales, Refunding, Series A, 6.50%,
    10/01/11 ................................................................................         1,850,000           1,929,180
  Baltimore Project Revenue,
     Wastewater Projects, Refunding, FGIC Insured, 5.125%, 7/01/42 ..........................         7,630,000           7,906,816
     Wastewater Projects, Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............         4,000,000           4,119,640
     Wastewater Projects, Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/35 ..............         2,600,000           2,790,762
     Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31 ...........................         5,000,000           5,275,850
     Wastewater Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 .............         6,125,000           6,601,525
     Water Projects, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/35 ...................         4,240,000           4,551,089
  Baltimore Revenue,
     Wastewater Project, Series A, FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 ...............         5,000,000           5,205,400
     Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 .....................        10,000,000          10,560,100
  Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
     5.375%, 1/01/16 ........................................................................         2,000,000           2,064,560
     5.50%, 1/01/19 .........................................................................         1,000,000           1,026,760
     5.625%, 1/01/25 ........................................................................         2,000,000           2,073,060
  Harford County GO, Consolidated Public Improvement, 4.45%, 1/15/17 ........................         1,125,000           1,151,314
  Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%,
    6/01/11 .................................................................................         1,900,000           1,904,617
  Maryland State CDA Department of Housing and CDR,
     Housing, Series A, 6.00%, 7/01/32 ......................................................         4,000,000           4,096,200
     Residential, Series D, 5.25%, 9/01/29 ..................................................         3,325,000           3,360,677
     Series B, 5.35%, 9/01/30 ...............................................................           755,000             764,128
     SF Program, First Series, 5.00%, 4/01/17 ...............................................            10,000              10,202
     SF Program, Second Series, 5.00%, 4/01/17 ..............................................         3,000,000           3,061,890
  Maryland State EDC Student Housing Revenue,
     University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
       7/01/30 ..............................................................................         3,245,000           3,416,531
     University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
       7/01/35 ..............................................................................         3,675,000           3,843,940
     University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/25 ..         2,500,000           2,631,225
     University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/28 ..         2,000,000           2,095,860
     University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/33 ..         3,000,000           3,132,420
  Maryland State EDC Utility Infrastructure Revenue, University College Park Project,
    AMBAC Insured, 5.00%, 7/01/19 ...........................................................         1,675,000           1,737,963
  Maryland State Energy Financing Administration Solid Waste Disposal Revenue,
    Limited Obligation, Wheelabrator Water Projects, 6.45%, 12/01/16 ........................         3,000,000           3,051,150


106 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Maryland State Health and Higher Educational Facilities Authority Revenue,
     Anne Arundel Health System, Series A, 5.125%, 7/01/34 ..................................      $  2,500,000     $     2,546,650
     Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 ..............................         8,365,000           8,532,133
     Carroll County General Hospital, 6.00%, 7/01/26 ........................................         2,000,000           2,109,600
     Carroll County General Hospital, 5.80%, 7/01/32 ........................................         5,000,000           5,247,750
     Catholic Health Initiatives, Series A, 6.00%, 12/01/20 .................................           715,000             765,222
     Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 ............................         2,205,000           2,358,600
     Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 ............................         2,025,000           2,160,148
     Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/19 ......................         1,515,000           1,564,419
     Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/29 ......................         2,250,000           2,323,395
     Doctors Community Hospital, Refunding, Series A, 5.00%, 7/01/20 ........................         5,000,000           5,163,700
     Doctors Community Hospital, Refunding, Series A, 5.00%, 7/01/29 ........................         5,000,000           5,055,050
     Edenwald, Series A, 5.40%, 1/01/31 .....................................................         1,000,000           1,036,230
     Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 .................................        11,000,000          11,956,890
     Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37 ...........................         9,395,000           9,743,742
     Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 ...........................         5,000,000           5,271,500
     Johns Hopkins University Issue, Series A, 5.00%, 7/01/32 ...............................        29,000,000          29,769,080
     Loyola College, Series A, 5.00%, 10/01/40 ..............................................         8,525,000           8,746,138
     Maryland Institute College of Art, 5.00%, 6/01/35 ......................................         2,000,000           2,042,100
     Maryland Institute College of Art, 5.625%, 6/01/36 .....................................         3,600,000           3,739,716
     Maryland Institute College of Art, 5.00%, 6/01/40 ......................................         6,000,000           6,108,660
     Mercy Medical Center, Refunding, 5.625%, 7/01/31 .......................................         5,500,000           5,661,700
     North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/26 ...................................         1,000,000           1,085,860
     North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/31 ...................................         1,320,000           1,433,335
     Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27 .............           655,000             675,397
     Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 .............         5,000,000           5,217,550
     Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured,
       5.00%, 7/01/38 .......................................................................         6,200,000           6,453,394
     Peninsula Regional Medical Center, 5.00%, 7/01/36 ......................................         7,000,000           7,101,710
     Roland Park Place Project, Refunding, 5.625%, 7/01/18 ..................................         2,500,000           2,501,250
     Roland Park Place Project, Refunding, 5.625%, 7/01/24 ..................................         2,680,000           2,681,179
     Union Hospital Cecil County Issue, 5.00%, 7/01/35 ......................................         3,015,000           3,075,059
     University of Maryland Medical System, Pre-Refunded, 6.75%, 7/01/30 ....................        11,000,000          12,023,440
     Upper Chesapeake Hospitals, Series A, FSA Insured, 5.375%, 1/01/28 .....................         5,000,000           5,092,100
     Upper Chesapeake Hospitals, Series A, FSA Insured, 5.125%, 1/01/33 .....................         7,100,000           7,200,820
     Western Maryland Health, Refunding, Series A, MBIA Insured, 4.75%, 7/01/36 .............        31,680,000          32,169,139
  Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project,
    AMBAC Insured, 5.00%, 7/01/28 ...........................................................         3,975,000           4,160,275
  Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%, 3/01/27 ....         8,000,000           8,313,120
  Maryland State Transportation Authority Transportation Facility Projects Revenue,
    FSA Insured, 5.00%,
     7/01/27 ................................................................................         5,890,000           6,168,185
     7/01/31 ................................................................................         7,455,000           7,783,989
     7/01/32 ................................................................................         7,165,000           7,476,749
     7/01/34 ................................................................................         7,500,000           7,826,325


                                       Quarterly Statements of Investments | 107

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Montgomery County GO,
     4.75%, 4/01/22 .........................................................................      $  3,000,000     $     3,107,640
     Consolidated, Public Improvement, Series A, 5.00%, 6/01/24 .............................         5,000,000           5,296,900
     Pre-Refunded, 4.75%, 2/01/17 ...........................................................         5,000,000           5,200,550
  Montgomery County Housing Opportunities Commission MFHR, Series B, FHA Insured, 6.00%,
    7/01/37 .................................................................................         2,500,000           2,532,075
  Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A,
    FGIC Insured, 5.00%, 7/01/32 ............................................................         6,450,000           6,695,809
  Prince George's County GO, Consolidated Public Improvement,
     4.40%, 9/15/22 .........................................................................        10,000,000          10,030,300
     MBIA Insured, 5.00%, 4/15/18 ...........................................................         2,100,000           2,140,845
  Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B,
    MBIA Insured, 4.75%, 6/30/30 ............................................................         4,000,000           4,044,000
  St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A,
    AMBAC Insured, Pre-Refunded, 5.55%, 9/01/30 .............................................         2,000,000           2,108,140
  Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,
     4/01/27 ................................................................................           425,000             456,952
     4/01/32 ................................................................................         1,500,000           1,612,770
                                                                                                                    ---------------
                                                                                                                        417,795,801
                                                                                                                    ---------------
  U.S. TERRITORIES 13.9%
  PUERTO RICO 12.4%
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ..............................................         1,520,000           1,602,977
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................         4,360,000           4,577,607
     Refunding, FSA Insured, 5.25%, 7/01/27 .................................................         1,015,000           1,059,498
     Refunding, FSA Insured, 5.125%, 7/01/30 ................................................         2,870,000           2,980,294
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ......................................         5,000,000           5,707,700
     Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................         5,000,000           5,326,700
     Series G, 5.00%, 7/01/33 ...............................................................         2,170,000           2,227,028
     Series G, Pre-Refunded, 5.00%, 7/01/33 .................................................         4,830,000           5,133,469
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 ...........................................................         5,000,000           5,248,950
  Puerto Rico Electric Power Authority Power Revenue,
     Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 ......................................         5,000,000           5,253,850
     Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ...................................        10,780,000          11,340,991
     Series II, Pre-Refunded, 5.25%, 7/01/31 ................................................         3,000,000           3,220,800
     Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ..................................         2,000,000           2,153,920
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.25%, 7/01/36 ....................................................           520,000             539,401
     Series D, Pre-Refunded, 5.25%, 7/01/36 .................................................         1,480,000           1,573,196
  University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
    6/01/30 .................................................................................         4,000,000           4,140,520
                                                                                                                    ---------------
                                                                                                                         62,086,901
                                                                                                                    ---------------


108 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 1.5%
  Virgin Islands PFAR,
     Gross Receipts Taxes Loan Note, FSA Insured, 5.00%, 10/01/22 ...........................      $  2,000,000     $     2,108,860
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....................         1,700,000           1,744,557
     senior lien, Refunding, Series A, 5.50%, 10/01/14 ......................................         3,300,000           3,391,245
                                                                                                                    ---------------
                                                                                                                          7,244,662
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES ....................................................................                            69,331,563
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $472,858,165) ...........................................                           487,127,364
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 2.1%
  MUNICIPAL BONDS 2.1%
  MARYLAND 2.1%

a Maryland State EDC, EDR, Freedom of American Societies, Series A, Daily VRDN and Put,
    3.89%, 7/01/30 ..........................................................................         1,700,000           1,700,000
a Maryland State EDC Revenue,
     Multi-Modal, U.S. Pharmacopeial, AMBAC Insured, Daily VRDN and Put, 3.90%,
       7/01/36 ..............................................................................         2,400,000           2,400,000
     U.S. Pharmacopeial Project, Refunding, Series A, AMBAC Insured, Daily VRDN and Put,
       3.90%, 7/01/34 .......................................................................         4,550,000           4,550,000
     U.S. Pharmacopeial Project, Refunding, Series B, AMBAC Insured, Daily VRDN and Put,
       3.87%, 7/01/34 .......................................................................           700,000             700,000
a Montgomery County GO, BAN, Public Improvement, Refunding, Series B, Daily VRDN and Put,
    3.89%, 6/01/26 ..........................................................................         1,100,000           1,100,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $10,450,000) ...........................................                            10,450,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $483,308,165) 99.6% ...............................................                           497,577,364
  OTHER ASSETS, LESS LIABILITIES 0.4% .......................................................                             2,244,425
                                                                                                                    ---------------
  NET ASSETS 100.0% .........................................................................                       $   499,821,789
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 109

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.8%
  MUNICIPAL BONDS 99.8%
  MASSACHUSETTS 97.7%
  Auburn GO, AMBAC Insured, 5.125%, 6/01/24 ..................................................     $  1,465,000     $     1,550,878
  Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured,
    5.00%, 5/01/27 ...........................................................................        3,970,000           4,125,386
  Boston GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
     2/01/21 .................................................................................        3,000,000           3,145,620
     2/01/22 .................................................................................        2,940,000           3,082,708
  Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 .....................        1,750,000           1,790,513
  Dudley Charlton Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 ........        3,140,000           3,474,222
  Foxborough Stadium Infrastructure Improvement Revenue, Pre-Refunded, 5.75%, 6/01/25 ........        4,000,000           4,254,160
  Greater Lawrence Sanitary District GO, MBIA Insured, Pre-Refunded, 5.625%, 6/15/20 .........        1,000,000           1,060,640
  Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26 .......        9,805,000          10,220,046
  Kingston GO, FGIC Insured, Pre-Refunded, 5.50%, 11/15/19 ...................................        2,055,000           2,158,449
  Lawrence GO, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/21 ...................................        1,000,000           1,039,850
  Lowell GO,
     FGIC Insured, Pre-Refunded, 5.85%, 2/15/20 ..............................................        1,595,000           1,692,295
     State Qualified, AMBAC Insured, 5.00%, 2/01/21 ..........................................        1,330,000           1,389,119
     State Qualified, AMBAC Insured, 5.00%, 2/01/22 ..........................................        1,405,000           1,466,019
  Ludlow GO, School Project, Limited Tax, MBIA Insured,
     7.30%, 11/01/07 .........................................................................          210,000             212,990
     7.30%, 11/01/08 .........................................................................          210,000             220,193
     7.40%, 11/01/09 .........................................................................          210,000             227,665
  Mansfield GO, Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.125%, 8/15/17 ..........        1,685,000           1,706,450
  Martha's Vineyard Land Bank Revenue, AMBAC Insured,
     4.875%, 5/01/22 .........................................................................        2,000,000           2,074,120
     5.00%, 5/01/32 ..........................................................................        2,000,000           2,070,140
     5.00%, 5/01/34 ..........................................................................        7,000,000           7,268,590
  Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C,
    FGIC Insured, 5.25%, 3/01/15 .............................................................        2,000,000           2,174,580
  Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
    FGIC Insured, 5.00%, 7/01/27 .............................................................        5,000,000           5,257,800
  Massachusetts State College Building Authority Project Revenue,
     Capital Assurance, Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 ....................        2,000,000           2,052,320
     Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 .......................................        5,000,000           5,909,050
     Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 ............................................        5,000,000           5,197,300
  Massachusetts State Development Finance Agency Revenue,
     Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35 ...........................        3,600,000           3,764,268
     Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39 ...........................       25,305,000          26,369,834
     Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 ............................        2,000,000           2,023,840
     Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured, 5.125%,
       2/01/34 ...............................................................................       22,400,000          23,257,024
     MBIA Insured, 5.20%, 7/01/32 ............................................................        2,250,000           2,370,668
     Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42 ..................................        4,000,000           4,287,000
     Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41 ...................................        2,090,000           2,435,540
     Western New England, Series A, Assured Guaranty, 5.00%, 9/01/33 .........................        9,000,000           9,325,170
     Western New England College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/20 ................        1,500,000           1,589,190


110 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Massachusetts State GO,
     Consolidated Loan, Series A, FSA Insured, Pre-Refunded, 5.00%, 3/01/24 ..................     $  5,000,000     $     5,353,700
     Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30 ................        9,645,000          10,288,225
     Consolidated Loan, Series D, MBIA Insured, ETM, 5.00%, 8/01/27 ..........................        3,430,000           3,609,423
     Consolidated Loan, Series D, MBIA Insured, Pre-Refunded, 5.00%, 8/01/27 .................          965,000           1,015,479
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 ..............................................        4,100,000           4,314,471
  Massachusetts State Health and Educational Facilities Authority Revenue,
     Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 .................................        5,000,000           5,223,800
     Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20 .................        3,000,000           3,050,010
     Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 ...............        1,000,000           1,000,660
     Catholic Health East, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/28 ............        6,575,000           6,782,967
     Harvard University, Series FF, 5.125%, 7/15/37 ..........................................        3,000,000           3,130,530
     New England Medical Center Hospital, Series H, FGIC Insured, 5.00%, 5/15/22 .............       10,000,000          10,299,600
     Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 ........................        1,250,000           1,284,863
     Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .....................        5,000,000           5,054,400
     Springfield College, AMBAC Insured, 5.00%, 10/15/27 .....................................        2,500,000           2,533,475
     Tufts University, Series I, 5.25%, 2/15/30 ..............................................        4,000,000           4,155,960
     University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 ...................        3,000,000           3,132,390
     University of Massachusetts, Worcester Campus, Series B, FGIC Insured, Pre-Refunded,
       5.25%, 10/01/31 .......................................................................        3,500,000           3,697,470
     University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded,
       5.875%, 10/01/29 ......................................................................        4,000,000           4,291,800
     University of Massachusetts Project, Series C, MBIA Insured, Pre-Refunded,
       5.25%, 10/01/31 .......................................................................        1,500,000           1,600,110
     Wellesley College, Series F, 5.125%, 7/01/39 ............................................        7,500,000           7,692,825
     Wheelock College, Series B, MBIA Insured, 5.625%, 10/01/30 ..............................        1,770,000           1,857,420
     Worcester City Campus Corp., Refunding, Series E, FGIC Insured, 5.00%, 10/01/31 .........       18,735,000          19,629,784
     Worcester City Campus Corp., Series F, FGIC Insured, 4.75%, 10/01/36 ....................        3,030,000           3,075,450
  Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%,
    4/01/21 ..................................................................................          430,000             544,698
  Massachusetts State HFA Housing Revenue, Rental, Series A, AMBAC Insured, 5.95%,
    7/01/30 ..................................................................................        2,000,000           2,108,800
  Massachusetts State Industrial Finance Agency Electrical Utility Revenue, Nantucket
    Electric Co., Series A, AMBAC Insured, 5.875%, 7/01/17 ..................................         4,000,000           4,071,560
  Massachusetts State Industrial Finance Agency Revenue,
     Simons Rock College, AMBAC Insured, 5.50%, 6/01/27 ......................................        1,560,000           1,591,793
     St. Mark's School Issue, MBIA Insured, 5.375%, 1/01/21 ..................................        2,665,000           2,687,999
     Suffolk University, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/27 .........................        4,000,000           4,084,240
     Trustees Deerfield Academy, 5.25%, 10/01/27 .............................................        2,800,000           2,866,724
     Western New England College, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ................        4,000,000           4,132,680
     WGBH Educational Foundation, Refunding, AMBAC Insured, 5.00%, 3/01/28 ...................        2,500,000           2,554,975
     Worcester Polytechnical Institute, Refunding, MBIA Insured, 5.125%, 9/01/17 .............        3,720,000           3,805,039
     Worcester Polytechnical Institute, Refunding, Series II, MBIA Insured, 5.50%, 9/01/21 ...        2,000,000           2,047,380
     Worcester Polytechnical Institute, Refunding, Series II, MBIA Insured, 5.125%, 9/01/27 ..        4,000,000           4,089,840


                                       Quarterly Statements of Investments | 111

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Massachusetts State Port Authority Revenue,
     Series A, AMBAC Insured, 5.00%, 7/01/35 .................................................     $ 14,915,000     $    15,558,284
     Series A, FSA Insured, 5.125%, 7/01/17 ..................................................        2,000,000           2,064,700
   a Series A, FSA Insured, 4.50%, 7/01/32 ...................................................        7,725,000           7,599,237
   a Series A, FSA Insured, 4.50%, 7/01/37 ...................................................        7,935,000           7,755,590
     Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/19 ......................        2,215,000           2,261,426
     Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/22 ......................        2,000,000           2,041,880
     Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/29 .......................        7,450,000           7,606,673
     Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/39 .......................          845,000             862,770
     US Airways Project, MBIA Insured, 6.00%, 9/01/21 ........................................        4,700,000           4,909,150
     US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 .............................        4,500,000           4,567,725
  Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
     AMBAC Insured, 4.50%, 8/15/35 ...........................................................       10,000,000           9,780,400
     FSA Insured, 5.00%, 8/15/30 .............................................................       13,250,000          13,874,737
  Massachusetts State Special Obligation Dedicated Tax Revenue,
     FGIC Insured, Pre-Refunded, 5.25%, 1/01/29 ..............................................        5,000,000           5,378,850
     Refunding, FGIC Insured, 5.50%, 1/01/34 .................................................        8,400,000           9,891,840
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 .......................................        9,000,000           9,156,060
     sub. lien, Refunding, Series B, MBIA Insured, 5.25%, 1/01/29 ............................        4,600,000           4,696,784
     sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ...........................       10,000,000          10,209,500
  Massachusetts State Water Pollution Abatement Trust Revenue,
     Pool Program Bonds, Series 6, 5.50%, 8/01/30 ............................................        2,620,000           2,758,388
     Pool Program Bonds, Series 6, Pre-Refunded, 5.50%, 8/01/30 ..............................        1,075,000           1,138,350
     Pool Program Bonds, Series 7, 5.125%, 2/01/31 ...........................................        4,300,000           4,451,661
     Pool Program Bonds, Series 7, Pre-Refunded, 5.125%, 2/01/31 .............................        1,700,000           1,783,079
     Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ................        3,995,000           4,184,603
     Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 .............        1,005,000           1,056,114
  Massachusetts State Water Resources Authority Revenue,
     General, Refunding, Series A, MBIA Insured, 5.00%, 8/01/34 ..............................       10,700,000          11,229,543
     Refunding, Series J, FSA Insured, 5.00%, 8/01/32 ........................................        9,000,000           9,254,520
     Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/39 ....................................        9,275,000           9,884,182
     Series A, FSA Insured, 4.50%, 8/01/46 ...................................................        1,000,000             959,110
  Milford GO, FSA Insured, 5.125%, 12/15/26 ..................................................        1,030,000           1,103,130
  Monson GO, AMBAC Insured, 5.25%, 11/01/23 ..................................................        1,675,000           1,799,319
  New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 .......................        3,685,000           3,845,740
  Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%,
    10/01/18 .................................................................................        2,000,000           2,078,420
  Route 3 North Transportation Improvement Assn. Lease Revenue, MBIA Insured, Pre-Refunded,
    5.375%, 6/15/33 ..........................................................................       15,475,000          16,165,649
  Salisbury GO, MBIA Insured, Pre-Refunded, 5.30%, 3/15/27 ...................................        2,795,000           2,993,445
  Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 ......................................        2,075,000           2,173,480
  Springfield GO,
     Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.00%, 8/01/21 ......................        5,000,000           5,267,200
     Municipal Purpose Loan, FSA Insured, Pre-Refunded, 5.00%, 11/15/18 ......................        1,500,000           1,542,225
     State Qualified Municipal Purpose Loan, FSA Insured, 4.50%, 8/01/26 .....................        2,000,000           2,003,000
  Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, Pre-Refunded,
    5.00%, 11/01/21 ..........................................................................        2,775,000           2,930,011


112 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  University Building Authority Project Revenue, Refunding, Senior Series 1, AMBAC Insured,
    5.25%,
     11/01/23 ................................................................................     $  2,155,000     $     2,320,957
     11/01/28 ................................................................................        5,035,000           5,422,745
  University of Massachusetts Building Authority Project Revenue, Senior Series 2004-1,
    AMBAC Insured, Pre-Refunded, 5.25%, 11/01/29 .............................................        3,000,000           3,256,200
  Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21 ........        1,960,000           2,050,258
  Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 ................................................        1,230,000           1,291,549
  Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 ...........................        1,335,000           1,344,612
                                                                                                                    ---------------
                                                                                                                        519,407,273
                                                                                                                    ---------------
  U.S. TERRITORIES 2.1%
  PUERTO RICO 2.1%
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation
    Revenue,Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ................................       10,000,000          11,415,400
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $509,013,081) ............................................                          530,822,673
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 0.3%
  MUNICIPAL BONDS 0.3%
  MASSACHUSETTS 0.3%
b Massachusetts State GO, Consolidated Loan, Series A, Daily VRDN and Put, 3.85%,
    3/01/26 ..................................................................................          100,000             100,000
b Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
    Program, Series D, MBIA Insured, Daily VRDN and Put, 3.88%, 1/01/35 ......................          220,000             220,000
b Massachusetts State Water Resources Authority Revenue, Multi-Modal, General, Refunding,
    Sub Series D, Daily VRDN and Put, 3.90%, 8/01/17 .........................................          100,000             100,000
b Massachusetts State Water Resources Authority Revenue, Multi Modal, General, Refunding,
    Sub Series C, Daily VRDN and Put, 3.85%, 8/01/20 .........................................        1,100,000           1,100,000
                                                                                                                    ---------------
                                                                                                                          1,520,000
                                                                                                                    ---------------
  U.S. TERRITORIES 0.0% c
  PUERTO RICO 0.0% c
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.61%, 12/01/15 .....................................................         100,000              100,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,620,000) .............................................                            1,620,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $510,633,081) 100.1% ...............................................                          532,442,673

  OTHER ASSETS, LESS LIABILITIES (0.1)% ......................................................                             (614,942)
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $   531,827,731
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

c Rounds to less than 0.1% of net assets.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 113

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.1%
  MUNICIPAL BONDS 99.1%
  MICHIGAN 89.0%
  Adrian City School District GO, FSA Insured, Pre-Refunded, 5.00%,
     5/01/26 .................................................................................     $  1,960,000     $     2,084,480
     5/01/29 .................................................................................        2,125,000           2,259,959
     5/01/34 .................................................................................        6,690,000           7,114,882
  Allendale Public School District GO,
     2006, School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 .............        3,225,000           3,402,665
     School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 ...................        3,225,000           3,402,665
     School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/32 ...................        5,490,000           5,792,444
  Anchor Bay School District GO, School Building and Site,
     Series I, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ....................................        2,000,000           2,081,940
     Series II, FGIC Insured, Pre-Refunded, 5.70%, 5/01/25 ...................................        5,000,000           5,254,600
     Series II, FGIC Insured, Pre-Refunded, 5.75%, 5/01/30 ...................................        3,750,000           3,946,050
  Avondale School District GO, School Building and Site, FSA Insured, Pre-Refunded, 5.00%,
    5/01/29 ..................................................................................        9,000,000           9,512,550
  Bay City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/31 .........        6,000,000           6,312,360
  Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
     11/01/27 ................................................................................        5,000,000           5,239,150
     11/01/33 ................................................................................        2,590,000           2,705,514
  Brown City Community School District GO, Building and Site, FGIC Insured,
     5.00%, 5/01/31 ..........................................................................        3,200,000           3,288,896
     Pre-Refunded, 5.00%, 5/01/26 ............................................................        4,445,000           4,650,181
a Caledonia Community Schools GO, MBIA Insured, 5.00%, 5/01/26 ...............................        3,665,000           3,860,491
  Carman-Ainsworth Community School District GO, FGIC Insured,
     5.00%, 5/01/27 ..........................................................................        1,400,000           1,442,868
     Pre-Refunded, 5.00%, 5/01/27 ............................................................        1,550,000           1,626,818
  Central Michigan University Revenue,
     FGIC Insured, 5.00%, 10/01/27 ...........................................................          500,000             505,965
     General, AMBAC Insured, 5.00%, 10/01/34 .................................................        8,905,000           9,330,392
     Series A, AMBAC Insured, 5.05%, 10/01/32 ................................................       10,000,000          10,405,100
  Central Montcalm Public School GO, MBIA Insured, Pre-Refunded, 6.00%, 5/01/29 ..............        1,400,000           1,457,358
  Charles Stewart Mott Community College GO, FGIC Insured, Pre-Refunded, 5.50%,
    5/01/21 ..................................................................................        3,550,000           3,711,419
  Charlotte Public School District GO, FGIC Insured, Pre-Refunded, 5.375%, 5/01/29 ...........        5,000,000           5,147,900
  Chippewa Valley Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 ..........        6,500,000           6,775,405
  Coopersville Area Public Schools, School Building and Site, FSA Insured, 5.00%,
    5/01/31 ..................................................................................        5,000,000           5,241,400
  Detroit City School District GO,
     School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
       5/01/23 ...............................................................................        2,650,000           2,800,918
     School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/25 ...........        2,000,000           2,079,660
     Series A, FSA Insured, 6.00%, 5/01/29 ...................................................       10,000,000          12,119,000
     Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ....................................       38,330,000          40,406,719
  Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 ...................       10,610,000          10,950,157
  Detroit Sewage Disposal Revenue, Series A, MBIA Insured, Pre-Refunded,
     5.50%, 7/01/20 ..........................................................................          215,000             217,417
     5.00%, 7/01/27 ..........................................................................       22,000,000          22,239,580


114 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Detroit Sewage Disposal Revenue, senior lien,
     Refunding, Series A, FSA Insured, 5.00%, 7/01/32 ........................................     $  4,545,000     $     4,701,030
     Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 .....................................       11,755,000          12,441,257
  Detroit Water Supply System Revenue,
     FGIC Insured, ETM, 6.25%, 7/01/12 .......................................................        1,455,000           1,538,604
     second lien, Series B, FGIC Insured, 5.50%, 7/01/33 .....................................       20,000,000          21,403,400
     second lien, Series B, MBIA Insured, 5.00%, 7/01/34 .....................................        8,875,000           9,198,849
     senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 .....................................       11,400,000          11,707,686
     senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 ......................        1,500,000           1,588,020
     senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .......................        4,880,000           5,131,320
     senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .......................        4,745,000           4,993,021
     senior lien, Series A, MBIA Insured, 5.00%, 7/01/27 .....................................        4,930,000           4,976,983
     senior lien, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .......................          820,000             828,930
     Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/34 ....................................        5,270,000           5,577,663
  Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ...............        5,500,000           5,603,455
  East Grand Rapids Public School District GO, FSA Insured, Pre-Refunded, 6.00%,
    5/01/29 ..................................................................................        4,775,000           4,970,632
  Eastern Michigan University Revenues, Refunding, Series A, FGIC Insured, Pre-Refunded,
    5.00%,
     6/01/28 .................................................................................        6,730,000           7,118,254
     6/01/33 .................................................................................       14,700,000          15,548,043
  Eaton Rapids Public Schools GO, School Building and Site, FSA Insured,
     5.00%, 5/01/26 ..........................................................................        2,700,000           2,818,341
     5.00%, 5/01/29 ..........................................................................          820,000             852,956
     Pre-Refunded, 5.00%, 5/01/29 ............................................................        1,930,000           2,052,574
  Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/17 ...............        5,000,000           5,128,050
  Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured, 5.75%,
    2/15/25 ..................................................................................          100,000             100,158
  Fennville Public Schools GO, School Building and Site, FGIC Insured,
     5.00%, 5/01/30 ..........................................................................        2,085,000           2,173,842
     Pre-Refunded, 5.00%, 5/01/30 ............................................................        1,115,000           1,185,814
     Pre-Refunded, 5.00%, 5/01/34 ............................................................        3,250,000           3,456,408
  Ferris State University Revenue, FGIC Insured, 5.25%,
     10/01/26 ................................................................................        1,500,000           1,560,360
     10/01/31 ................................................................................        3,255,000           3,372,017
  Fowlerville Community School District GO, FGIC Insured, 5.00%,
     5/01/30 .................................................................................        1,990,000           2,073,600
     5/01/34 .................................................................................        8,145,000           8,482,203
  Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30 .....................        4,000,000           4,183,560
  Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%,
    5/01/28 ..................................................................................        4,250,000           4,436,277
  Grand Rapids Building Authority GO, AMBAC Insured, 5.50%, 8/01/20 ..........................        2,000,000           2,089,200
  Grand Rapids Building Authority Revenue, AMBAC Insured, Series A,
     5.00%, 10/01/28 .........................................................................        3,590,000           3,715,111
     Pre-Refunded, 5.00%, 10/01/28 ...........................................................        2,410,000           2,538,549
  Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured,
    6.875%, 6/01/24 ..........................................................................        7,500,000           7,518,975


                                       Quarterly Statements of Investments | 115

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Grand Rapids Sanitation Sewer System Revenue, MBIA Insured, 5.00%,
     1/01/30 .................................................................................     $  7,500,000     $     7,865,100
     1/01/34 .................................................................................        7,795,000           8,158,169
  Grand Rapids Water Supply Revenue, FGIC Insured, 5.00%, 1/01/35 ............................        3,500,000           3,658,690
  Hamilton Community School District GO, FGIC Insured, 5.00%, 5/01/24 ........................        2,000,000           2,016,300
  Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, Pre-Refunded,
    5.45%, 8/01/47 ...........................................................................        4,400,000           4,475,108
  Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 .......       30,000,000          31,772,700
  Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 ............          700,000             700,854
  Hazel Park School District GO, FSA Insured, 5.00%,
     5/01/27 .................................................................................        9,000,000           9,303,750
     5/01/32 .................................................................................       12,475,000          12,884,928
  Healthsource Saginaw Inc. Saginaw County GO, MBIA Insured, 5.00%, 5/01/29 ..................        4,145,000           4,317,805
  Howell Public Schools GO, MBIA Insured, Pre-Refunded, 5.875%, 5/01/22 ......................        2,000,000           2,077,380
  Huron School District GO, FSA Insured, Pre-Refunded,
     5.25%, 5/01/21 ..........................................................................        1,500,000           1,575,420
     5.375%, 5/01/26 .........................................................................        2,500,000           2,636,925
  Jackson Brownfield RDAR, FGIC Insured,
     5.125%, 6/01/22 .........................................................................        2,290,000           2,389,684
     5.125%, 6/01/24 .........................................................................        1,215,000           1,268,436
     5.25%, 6/01/26 ..........................................................................        2,820,000           2,964,976
     5.375%, 6/01/30 .........................................................................        5,830,000           6,191,985
  Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
    5/01/34 ..................................................................................        6,620,000           6,874,009
  Kalamazoo City School District GO, Building and Site, FSA Insured, 5.00%, 5/01/21 ..........        4,000,000           4,165,200
  Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
     Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 ...................        3,805,000           4,015,112
     Bronson Methodist Hospital, MBIA Insured, Pre-Refunded, 5.25%, 5/15/18 ..................          115,000             117,759
     Bronson Methodist Hospital, MBIA Insured, Pre-Refunded, 5.50%, 5/15/28 ..................       10,000,000          10,262,900
     Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 .....................          135,000             137,909
  Kent County Building Authority GO, Pre-Refunded, 5.00%, 6/01/26 ............................       21,885,000          22,160,751
  Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%, 10/01/29 ..........        1,000,000           1,029,600
  Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31 ..........        3,320,000           3,457,182
  Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
    Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 .......................................        2,115,000           2,188,687
  Lincoln Consolidated School District GO, FSA Insured, Pre-Refunded, 5.00%, 5/01/28 .........        1,000,000           1,011,530
  Lincoln Park School District GO,
     FGIC Insured, Pre-Refunded, 5.00%, 5/01/26 ..............................................          255,000             257,940
     Refunding, FGIC Insured, 5.00%, 5/01/26 .................................................          645,000             650,373
  Livonia Municipal Building Authority GO, FGIC Insured, Pre-Refunded, 5.25%, 5/01/30 ........        3,950,000           4,102,707
  Lowell Area Schools GO, FGIC Insured, Pre-Refunded, 5.625%,
     5/01/25 .................................................................................        3,125,000           3,277,750
     5/01/30 .................................................................................        3,250,000           3,408,860
  Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
     5.40%, 6/01/19 ..........................................................................        5,000,000           5,129,150
     5.50%, 6/01/25 ..........................................................................        5,000,000           5,158,100


116 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Michigan Municipal Bond Authority Revenue,
     Clean Water State Revolving Fund, 5.00%, 10/01/24 .......................................     $ 11,355,000     $    11,811,017
     Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 ..................        3,790,000           3,815,658
  Michigan State Building Authority Revenue,
     Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 .................        4,450,000           4,634,853
     Facilities Program, Refunding, Series I, FSA Insured, 4.75%, 10/15/18 ...................        3,000,000           3,039,930
     Facilities Program, Refunding, Series I, FSA Insured, 5.00%, 10/15/24 ...................        5,000,000           5,143,600
     Facilities Program, Series III, FSA Insured, Pre-Refunded, 5.00%, 10/15/26 ..............       14,000,000          14,751,800
     Refunding, AMBAC Insured, 5.00%, 10/15/33 ...............................................       16,000,000          16,721,600
     Refunding, Series IA, FGIC Insured, 5.00%, 10/15/32 .....................................       17,160,000          17,942,153
     Refunding, Series IA, FGIC Insured, 5.00%, 10/15/36 .....................................        5,000,000           5,220,100
  Michigan State Comprehensive Transportation Revenue, Refunding, FSA Insured, 5.00%,
    5/15/31 ..................................................................................        8,000,000           8,412,000
  Michigan State COP, AMBAC Insured, Pre-Refunded, 5.50%, 6/01/27 ............................       12,000,000          12,560,880
  Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured, 6.00%,
    4/01/16 ..................................................................................          200,000             204,858
  Michigan State Hospital Finance Authority Revenue,
     Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .........       15,175,000          16,140,130
     Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%,
       8/15/24 ...............................................................................       15,000,000          15,340,050
     Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%,
       8/15/27 ...............................................................................       10,000,000          10,211,000
     Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 ....................        6,000,000           6,049,080
     Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 ....................        1,750,000           1,764,315
     Mercy Health Services, Series T, MBIA Insured, Pre-Refunded, 5.75%, 8/15/15 .............       10,525,000          10,670,876
     Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 ....................................          300,000             303,573
     Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 .......................        8,605,000           8,714,714
     Mercy Health Services, Series X, MBIA Insured, Pre-Refunded, 6.00%, 8/15/34 .............       11,000,000          11,612,590
     Mercy Mount Clemens Corp., Refunding, Series A, MBIA Insured, 5.75%, 5/15/29 ............        4,890,000           5,090,930
     Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 ......................................        7,065,000           7,273,276
     Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 ......................................        1,000,000           1,028,150
     Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27 ........        7,500,000           7,694,625
     Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 .............        7,500,000           7,650,900
     Refunding, MBIA Insured, 5.00%, 11/15/36 ................................................       12,465,000          12,860,265
     St. John's Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17 .................       14,500,000          14,835,240
     St. John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 .......................        3,445,000           3,554,448
     St. John's Hospital, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 .......................        9,545,000          10,130,586
  Michigan State Strategic Fund Limited Obligation Revenue, Collateral, The Detroit Edison
    Co., Fund, Pollution, Refunding,
     Series AA, FGIC Insured, 6.95%, 5/01/11 .................................................        5,000,000           5,539,650
     Series BB, AMBAC Insured, 7.00%, 5/01/21 ................................................        3,000,000           3,822,810
  Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ..........       12,350,000          12,872,281
  Michigan State Trunk Line Revenue,
     Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 ......................................        3,300,000           3,355,968
     Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 ......................................        3,050,000           3,120,028
     Series A, FSA Insured, Pre-Refunded, 5.00%, 11/01/25 ....................................       16,265,000          17,002,292
     Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30 ....................................       34,680,000          36,600,232


                                       Quarterly Statements of Investments | 117

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%,
    10/01/34 .................................................................................     $  3,675,000     $     3,813,805
  Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 ................        3,500,000           3,681,020
  North Kent Sewer Authority Revenue, Sanitary Sewer, MBIA Insured, 5.00%, 11/01/31 ..........        5,960,000           6,260,861
  Northview Public Schools District GO,
     MBIA Insured, 5.80%, 5/01/21 ............................................................          235,000             238,062
     Refunding, FGIC Insured, 5.00%, 5/01/21 .................................................        3,450,000           3,484,224
  Oakland Schools Intermediate School District GO, School Building and Site, FSA Insured,
    5.00%, 5/01/36 ...........................................................................        3,000,000           3,150,540
  Oakridge Public Schools GO, FSA Insured, Pre-Refunded,
     5.00%, 5/01/23 ..........................................................................          500,000             505,765
     5.125%, 5/01/28 .........................................................................          500,000             506,315
  Otsego Public Schools District GO, School Building and Site, FSA Insured, Pre-Refunded,
    5.00%, 5/01/34 ...........................................................................        9,835,000          10,459,621
  Ovid Elsie Area Schools GO, School Building and Site, MBIA Insured, Pre-Refunded, 5.00%,
    5/01/32 ..................................................................................        7,775,000           8,195,705
  Oxford Area Community School District GO, FSA Insured, Pre-Refunded, 5.00%,
     5/01/26 .................................................................................        5,425,000           5,675,418
     5/01/31 .................................................................................        4,865,000           5,089,568
a Parchment School District GO, School Building and Site, FSA Insured, 4.75%, 5/01/36 ........        3,175,000           3,258,185
  Pennfield School District GO, School Building and Site, FGIC Insured,
     Pre-Refunded, 5.00%, 5/01/29 ............................................................          645,000             685,964
     Pre-Refunded, 5.00%, 5/01/34 ............................................................        2,500,000           2,658,775
     Prefunding, 5.00%, 5/01/29 ..............................................................          505,000             537,073
  Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26 ......................        2,955,000           3,084,518
  Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
     6/01/23 .................................................................................        1,620,000           1,728,880
     6/01/27 .................................................................................        2,635,000           2,812,098
  Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22 .................................        1,600,000           1,648,112
  River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 ....................        6,575,000           6,836,422
  Roseville School District GO, School Building and Site, Refunding, FSA Insured, 5.00%,
    5/01/31 ..................................................................................        5,000,000           5,252,700
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
    MBIA Insured, 5.25%,
     11/15/31 ................................................................................       12,750,000          13,224,555
     11/15/35 ................................................................................       17,600,000          18,168,832
  Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/36 .....        6,950,000           7,269,839
  Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding, Series E,
    MBIA Insured,
     5.375%, 7/01/19 .........................................................................        4,850,000           5,020,962
     5.50%, 7/01/24 ..........................................................................        1,750,000           1,814,943
  Saginaw Valley State University Revenue,
     General, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/19 ....................................        2,195,000           2,272,813
     General, FSA Insured, 5.00%, 7/01/37 ....................................................        5,000,000           5,233,550
     General, Refunding, AMBAC Insured, 5.25%, 7/01/19 .......................................          345,000             356,526
     Series A, MBIA Insured, 5.125%, 7/01/30 .................................................        4,315,000           4,432,541
  South Macomb Disposal Authority Revenue, AMBAC Insured, 5.25%, 9/01/20 .....................        2,000,000           2,072,660


118 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  South Redford School District GO, School Building and Site, MBIA Insured, 5.00%,
    5/01/30 ..................................................................................     $  3,500,000     $     3,650,675
  Southfield Library Building Authority GO, Refunding, MBIA Insured, 5.00%, 5/01/30 ..........        6,535,000           6,829,663
a Southfield Public Schools GO, Refunding, MBIA Insured, 4.75%, 5/01/29 ......................        9,040,000           9,204,166
  Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%,
    5/01/30 ..................................................................................        2,730,000           2,903,382
  St. Clair County EDC, PCR, The Detroit Edison Co., Refunding, Series AA, AMBAC Insured,
    6.40%, 8/01/24 ...........................................................................       10,000,000          10,493,800
  Sturgis Public School District GO, Refunding, FGIC Insured, 5.00%, 5/01/30 .................        4,715,000           4,943,677
  Taylor Brownfield RDA, GO, Tax Increment, Series A, MBIA Insured, 5.00%,
     5/01/29 .................................................................................        2,900,000           3,022,873
     5/01/34 .................................................................................        3,945,000           4,101,459
  Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 ................        2,595,000           2,677,443
  Tecumseh Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%,
     5/01/25 .................................................................................        5,925,000           6,194,410
     5/01/30 .................................................................................        4,500,000           4,704,615
  Thornapple Kellogg School District GO, School Building and Site,
     FSA Insured, Pre-Refunded, 5.00%, 5/01/23 ...............................................          965,000           1,017,216
     FSA Insured, Pre-Refunded, 5.00%, 5/01/28 ...............................................        6,250,000           6,588,187
     Refunding, FSA Insured, 5.00%, 5/01/23 ..................................................        3,035,000           3,151,210
  Troy City School District GO, School Building and Site, MBIA Insured, 5.00%, 5/01/26 .......        7,100,000           7,480,347
  Warren Consolidated School District GO, FSA Insured,
     4.875%, 5/01/22 .........................................................................        8,910,000           9,120,454
     Pre-Refunded, 4.875%, 5/01/22 ...........................................................        2,940,000           3,060,952
     Pre-Refunded, 5.00%, 5/01/26 ............................................................       14,450,000          15,117,012
  Warren Water and Sewer Revenue, FSA Insured, Pre-Refunded, 5.125%, 11/01/23 ................        2,450,000           2,575,391
  Wayne Charter County Airport Hotel GO, Detroit Metropolitan Airport, Series A, MBIA
    Insured,
     5.25%, 12/01/25 .........................................................................       17,000,000          17,914,260
     5.00%, 12/01/30 .........................................................................       10,750,000          11,114,425
  Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County, Series A,
    MBIA Insured, 5.25%, 12/01/18 ............................................................        5,500,000           5,633,375
  Wayne State University Revenues,
     General, AMBAC Insured, 5.00%, 11/15/30 .................................................        3,925,000           4,142,563
     General, AMBAC Insured, 5.00%, 11/15/36 .................................................        6,000,000           6,313,500
     Refunding, FGIC Insured, 5.125%, 11/15/29 ...............................................       17,900,000          18,477,633
  West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
     5/01/19 .................................................................................        2,100,000           2,224,089
     5/01/20 .................................................................................        2,000,000           2,118,180
  West Branch Rose City Area School District GO, FGIC Insured, 5.50%, 5/01/24 ................        1,400,000           1,444,604
  West Ottawa Public School District GO,
     FGIC Insured, 5.60%, 5/01/21 ............................................................          695,000             699,914
     FGIC Insured, 5.60%, 5/01/26 ............................................................        3,575,000           3,599,274
     School Building Site, Refunding, MBIA Insured, 5.00%, 5/01/32 ...........................        6,025,000           6,240,936
  Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured, 4.75%,
    1/01/23 ..................................................................................        8,500,000           8,679,010
  Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 ......................        9,375,000           9,713,719


                                       Quarterly Statements of Investments | 119

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 ...............................     $ 12,550,000     $    12,862,244
  Wyoming Public Schools GO, FGIC Insured, Pre-Refunded, 5.125%, 5/01/23 .....................        5,750,000           5,822,622
  Wyoming Sewer Disposal System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/27 .............        5,700,000           5,971,263
  Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured, 5.00%,
    5/01/32 ..................................................................................        6,065,000           6,250,710
  Ypsilanti Water and Sewer Disposal System Revenue, Series C, AMBAC Insured,
    Pre-Refunded, 5.00%, 9/01/27 .............................................................        2,115,000           2,226,207
  Zeeland Public Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/25 .........................        3,350,000           3,510,197
                                                                                                                    ---------------
                                                                                                                      1,282,818,741
                                                                                                                    ---------------
  U.S. TERRITORIES 10.1%
  PUERTO RICO 10.1%
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ........................................       11,945,000          12,355,072
     Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 ...................................       25,000,000          26,750,250
     Series D, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 .....................................        8,055,000           8,496,897
  Puerto Rico Electric Power Authority Power Revenue,
     Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26 ......................................        6,500,000           6,879,470
     Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ...................................       20,800,000          22,106,864
     Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ...................................       14,000,000          15,077,440
     Series TT, 5.00%, 7/01/32 ...............................................................       10,000,000          10,401,000
     Series TT, 5.00%, 7/01/37 ...............................................................       35,000,000          36,374,800
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 .................        7,950,000           7,959,381
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                          146,401,174
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,370,400,409) ..........................................                        1,429,219,915
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 1.3%
  MUNICIPAL BONDS 1.3%
  MICHIGAN 1.3%
b Detroit Sewage Disposal Revenue, senior lien,
     Refunding, Series C-2, FGIC Insured, Weekly VRDN and Put, 3.73%, 7/01/29 ................        3,200,000           3,200,000
     Series B, FSA Insured, Daily VRDN and Put, 3.90%, 7/01/33 ...............................        6,895,000           6,895,000
b Michigan State University Revenues, Series A, Daily VRDN and Put, 3.90%, 8/15/32 ...........        8,300,000           8,300,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $18,395,000) ............................................                           18,395,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $1,388,795,409) 100.4% .............................................                        1,447,614,915
  OTHER ASSETS, LESS LIABILITIES (0.4)% ......................................................                           (5,610,030)
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                       $1,442,004,885
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


120 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.6%
   MUNICIPAL BONDS 98.6%
   MINNESOTA 95.7%
   Alexandria Lake Area Sanitation District Sanitation Sewer Board GO, Facilities, Series A,
     XLCA Insured, 4.375%, 2/01/25 ...........................................................     $  1,025,000     $     1,010,681
   Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured,
      4.875%, 2/01/24 ........................................................................        2,195,000           2,274,152
      5.00%, 2/01/34 .........................................................................        2,000,000           2,080,180
   Anoka-Hennepin ISD No. 11 GO, School District Credit Enhancement Program, Series A,
     FSA Insured, 5.00%, 2/01/20 .............................................................        6,130,000           6,329,899
   Bemidji Health Care Facilities First Mortgage Revenue, North Country Health Services,
     Radian Insured, 5.00%, 9/01/24 ..........................................................        2,000,000           2,053,580
   Bemidji Lease Revenue, Minnesota State Bureau of Criminal Apprehension, MBIA Insured,
     5.70%, 12/01/17 .........................................................................          120,000             123,586
   Bloomington ISD No. 271 GO, School Building, Refunding, Series C, FSA Insured, 4.25%,
     2/01/24 .................................................................................        3,635,000           3,537,437
   Bloomington Port Authority Lease Revenue, City Hall Lease Obligation, 5.00%, 2/01/18 ......        1,045,000           1,079,799
   Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 ..............................        1,000,000           1,045,500
   Buffalo ISD No. 877 GO, Refunding, MBIA Insured, 5.00%, 2/01/22 ...........................        4,255,000           4,320,229
   Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
      5.90%, 9/20/19 .........................................................................          400,000             418,452
      5.95%, 9/20/29 .........................................................................        1,275,000           1,331,776
      6.00%, 9/20/34 .........................................................................        1,000,000           1,044,940
   Byron ISD No. 531 GO, School Building, Series A, FGIC Insured, 5.00%, 2/01/24 .............        2,015,000           2,118,712
   Cambridge ISD No. 911 GO,
      Capital Appreciation, Series B, MBIA Insured, zero cpn., 2/01/30 .......................        2,240,000             723,565
      Series A, MBIA Insured, 4.25%, 2/01/24 .................................................        1,235,000           1,208,942
   Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 .........................        3,805,000           3,970,251
   Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 ..........................        1,000,000           1,045,500
   Chaska ISD No. 112 GO, School Building, Series A, MBIA Insured, 4.50%, 2/01/28 ............       10,000,000           9,946,200
   Chisago County GO, Capital Improvement, Series A, MBIA Insured, 4.75%, 2/01/26 ............        3,615,000           3,728,692
   Cohasset PCR, Collateral Allete Project, Refunding, Radian Insured, 4.95%, 7/01/22 ........        3,010,000           3,081,999
   Commissioner of Iron Range Resources and Rehabilitation Educational Facilities Revenue,
     XLCA Insured, 4.50%, 10/01/21 ...........................................................        1,290,000           1,304,371
   Dakota County Housing and RDA, SFMR, GNMA Secured,
      5.75%, 4/01/18 .........................................................................          161,000             163,760
      5.85%, 10/01/30 ........................................................................          274,000             278,721
 a Dayton GO, Improvement, Series A, XLCA Insured, 4.375%, 2/01/34 ...........................        7,610,000           7,359,479
   Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25 ....................................        1,325,000           1,395,835
   Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 .................        3,075,000           3,189,728
   Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
      5.95%, 9/20/29 .........................................................................        1,700,000           1,774,783
      6.00%, 9/20/34 .........................................................................        1,480,000           1,545,194
   Eden Prairie MFHR,
      Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 .......................        2,000,000           2,018,980
      Parkway Apartments Project, Refunding, Series A, GNMA Secured, 5.80%, 2/20/32 ..........        7,380,000           7,598,669
   Elk River ISD Number 728 GO, School Building, Refunding, Series A, FSA Insured, 4.25%,
     2/01/24 .................................................................................        6,265,000           6,132,808


                                       Quarterly Statements of Investments | 121

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   MINNESOTA (CONTINUED)
   Farmington ISD No. 192 GO,
      MBIA Insured, 5.25%, 2/01/24 ...........................................................     $  5,915,000     $     6,186,321
      School Building, Series B, FSA Insured, 5.00%, 2/01/23 .................................        3,000,000           3,157,590
      School Building, Series B, FSA Insured, 4.75%, 2/01/27 .................................       17,075,000          17,525,097
   Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B, MBIA Insured, 6.10%,
     1/01/26 .................................................................................        2,180,000           2,181,918
   Hastings ISD No. 200 GO, Refunding, Series A, FSA Insured, 4.50%, 2/01/22 .................        2,700,000           2,727,756
   Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., FSA Insured, Pre-Refunded,
     5.00%, 11/01/25 .........................................................................        8,000,000           8,503,600
   Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
      5.60%, 11/20/17 ........................................................................          750,000             768,540
      5.70%, 11/20/32 ........................................................................        3,000,000           3,069,510
   Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 .....................................        3,880,000           4,076,988
   Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%,
     8/01/27 .................................................................................        1,085,000           1,137,330
   Lake Crystal Wellcome Memorial Area Schools ISD No. 2071 GO, School Building, Series B,
     MBIA Insured, 5.00%, 2/01/34 ............................................................        3,285,000           3,453,159
   Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 .......................        4,195,000           4,415,196
   Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 ....................................        3,705,000           3,874,948
   Lakeville ISD No. 194 GO, Series A, FGIC Insured, 5.00%, 2/01/23 ..........................       10,180,000          10,700,707
   Mahtomedi ISD No. 832 GO, FSA Insured, 5.00%, 2/01/18 .....................................        3,240,000           3,376,210
   Maple Grove HDA Municipal Facility Lease Revenue, AMBAC Insured, Pre-Refunded, 5.55%,
     2/01/17 .................................................................................          280,000             283,382
   Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 ............................        2,700,000           2,812,455
   Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B,
     4.50%, 12/01/26 .........................................................................        5,000,000           5,006,950
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
      Series A, AMBAC Insured, Pre-Refunded, 5.20%, 1/01/24 ..................................        5,000,000           5,092,050
      Series A, FGIC Insured, Pre-Refunded, 5.125%, 1/01/31 ..................................        7,000,000           7,214,690
      Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ...................................        7,000,000           7,331,100
      Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ...................................        2,000,000           2,094,600
      Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ...................................        9,000,000           9,425,700
   Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet,
     Series B, BIG Insured, Pre-Refunded, 8.875%, 11/01/15 ...................................          650,000             746,727
   Minneapolis GO,
      Sports Arena Project, Refunding, 5.125%, 10/01/20 ......................................        8,340,000           8,426,152
      Sports Arena Project, Refunding, 5.20%, 10/01/24 .......................................        3,750,000           3,790,387
      Various Purpose, 5.125%, 12/01/28 ......................................................        3,000,000           3,131,160
   Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
     11/15/34 ................................................................................       12,645,000          13,174,952
   Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 ................        5,000,000           5,036,350
   Minneapolis Revenue, University Gateway Project, Series A, Pre-Refunded, 5.25%,
     12/01/24 ................................................................................        3,000,000           3,023,160
   Minneapolis Special School District No. 001 COP,
      Refunding, Series A, MBIA Insured, 4.50%, 2/01/21 ......................................        2,715,000           2,750,702
      Series A, FSA Insured, 5.00%, 2/01/21 ..................................................        1,950,000           2,021,916


122 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   MINNESOTA (CONTINUED)
   Minnesota Agriculture and Economic Development Board Revenue,
      Benedictine Health, Refunding, Series A, MBIA Insured, 5.125%, 2/15/29 .................     $ 14,625,000     $    15,067,406
      Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%,
        12/01/22 .............................................................................        4,870,000           4,992,578
      Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, Pre-Refunded,
        5.15%, 12/01/22 ......................................................................          310,000             318,367
      Health Care System, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .................          365,000             375,238
      Health Care System, Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ..............       17,635,000          18,145,533
   Minnesota State Colleges and University Revenue, Fund, Series A, MBIA Insured, 5.00%,
      10/01/22 ...............................................................................        1,745,000           1,849,648
      10/01/23 ...............................................................................        1,825,000           1,933,113
      10/01/24 ...............................................................................        1,900,000           2,009,820
      10/01/25 ...............................................................................        1,155,000           1,221,759
      10/01/26 ...............................................................................        1,715,000           1,811,657
      10/01/32 ...............................................................................        5,540,000           5,824,424
   Minnesota State GO, 5.00%, 6/01/26 ........................................................       14,585,000          15,473,518
   Minnesota State HFAR,
      Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15 ......................          730,000             731,737
      Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ......................          225,000             225,522
      Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 ......................          230,000             230,511
      SFM, Series B, 5.00%, 7/01/13 ..........................................................           55,000              55,906
      SFM, Series D, 5.45%, 1/01/26 ..........................................................        2,110,000           2,135,003
      SFM, Series E, AMBAC Insured, 5.40%, 1/01/25 ...........................................        3,030,000           3,062,966
      SFM, Series G, AMBAC Insured, 6.25%, 7/01/26 ...........................................          290,000             291,989
   Minnesota State Higher Education Facilities Authority Revenue,
      Bethel, Mandatory Put 4/01/19, Refunding, 5.10%, 4/01/28 ...............................        7,700,000           7,742,581
      St. John's University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/21 .........        1,750,000           1,848,735
      St. John's University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/26 .........        1,500,000           1,584,630
   Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
      5.90%, 10/20/19 ........................................................................        1,750,000           1,830,728
      5.95%, 10/20/29 ........................................................................        5,955,000           6,228,096
   Moorhead EDA, GO, Tax Increment, Series A, MBIA Insured, 5.25%, 2/01/28 ...................        1,890,000           1,963,634
   New Brighton GO, Tax Increment,
      Series A, MBIA Insured, 5.00%, 2/01/32 .................................................        4,110,000           4,325,200
    a Series B, MBIA Insured, 4.375%, 2/01/33 ................................................        3,605,000           3,520,535
   New Hope MFR, North Ridge, Series A, GNMA Secured, Pre-Refunded,
      6.05%, 1/01/17 .........................................................................          390,000             392,601
      6.20%, 1/01/31 .........................................................................        5,470,000           5,505,555
   Nobles County Housing and RDA Public Project Revenue, Annual Appropriation Lease
     Obligation, AMBAC Insured, Pre-Refunded, 5.625%, 2/01/22 ................................        1,230,000           1,286,125
   Northern Municipal Power Agency Electric System Revenue, Refunding, FSA Insured, 5.00%,
     1/01/12 .................................................................................        1,030,000           1,057,295
   Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20 ...............................        3,000,000           3,115,800
   Park Rapids ISD No. 309 GO, MBIA Insured,
      4.75%, 2/01/21 .........................................................................        2,500,000           2,538,850
      5.00%, 2/01/25 .........................................................................        3,000,000           3,058,530
   Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%,
     10/20/38 ................................................................................        4,280,000           4,372,362


                                       Quarterly Statements of Investments | 123

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   MINNESOTA (CONTINUED)
   Pipestone-Jasper ISD No. 2689 GO, Refunding, Series 2004-A, FSA Insured, 5.00%,
     3/01/20 .................................................................................     $  1,595,000     $     1,680,604
   Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
      6.25%, 6/01/16 .........................................................................        1,600,000           1,618,880
      6.125%, 6/01/24 ........................................................................        1,815,000           1,835,328
   Prior Lake ISD No. 719 GO,
      FGIC Insured, 5.125%, 2/01/19 ..........................................................        1,140,000           1,194,424
      FSA Insured, 5.50%, 2/01/20 ............................................................        2,255,000           2,347,365
      FSA Insured, 5.50%, 2/01/21 ............................................................        2,590,000           2,696,086
      Series C, MBIA Insured, 5.00%, 2/01/21 .................................................        2,000,000           2,081,840
      Series C, MBIA Insured, 5.00%, 2/01/23 .................................................        6,025,000           6,262,987
   Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC Insured,
     Pre-Refunded, 5.875%, 1/01/31 ...........................................................        2,160,000           2,268,778
   Robbinsdale ISD No. 281 GO, Refunding, Series A, MBIA Insured, 4.50%, 2/01/22 .............        3,000,000           3,023,700
   Rochester Electric Utility Revenue, AMBAC Insured, 5.25%, 12/01/24 ........................        3,000,000           3,117,000
   Rochester Health Care Facilities Revenue, Mayo Foundation, Refunding, Series B, 5.50%,
     11/15/27 ................................................................................        4,000,000           4,091,640
   Rochester ISD No. 535 GO, Series A, MBIA Insured, 5.00%,
      2/01/28 ................................................................................        1,385,000           1,451,272
      2/01/29 ................................................................................        1,455,000           1,523,661
   Rosemount ISD No. 196 GO, Series A, MBIA Insured, 4.70%, 2/01/25 ..........................        1,000,000           1,021,920
   Rush City ISD No. 139 GO, School Building, MBIA Insured,
      5.00%, 2/01/21 .........................................................................        1,680,000           1,763,866
      5.125%, 2/01/26 ........................................................................        4,245,000           4,481,446
   Sartell ISD No. 748 GO, Refunding, Series A, FSA Insured,
      4.125%, 8/01/20 ........................................................................        1,785,000           1,757,297
      4.25%, 2/01/22 .........................................................................        2,810,000           2,767,681
   Sauk Rapids ISD No. 47 GO,
      School Building, Refunding, Series A, FSA Insured, 5.00%, 2/01/22 ......................        2,200,000           2,328,128
      School Building, Refunding, Series A, FSA Insured, 4.50%, 2/01/25 ......................        2,175,000           2,184,178
      Series A, MBIA Insured, 5.75%, 2/01/23 .................................................        2,740,000           2,911,935
      Series A, MBIA Insured, 5.75%, 2/01/26 .................................................        5,000,000           5,313,750
   Scott County GO, MBIA Insured, 5.00%, 2/01/33 .............................................        5,555,000           5,753,702
   Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC Insured,
     5.70%, 2/01/29 ..........................................................................        1,380,000           1,426,465
   Scott County Housing and Redevelopment Authority GO,
      River City Centre Project, Series A, FSA Insured, Pre-Refunded, 5.375%, 2/01/27 ........        1,520,000           1,536,659
      Savage City, Hamilton Apartments Project, AMBAC Insured, Pre-Refunded, 5.70%,
        2/01/33 ..............................................................................        2,285,000           2,377,771
   Scott County Housing and Redevelopment Authority Special Benefits Tax Revenue Balloon,
     River City Centre Project, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 2/01/27 ........          675,000             682,938
   Scott County Housing and Redevelopment Authority Tax Increment Development Revenue,
     River City Centre Project, Series E, FSA Insured, Pre-Refunded, 5.375%, 2/01/25 .........        1,170,000           1,182,823
   Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured, Pre-Refunded,
     6.00%, 2/01/28 ..........................................................................        2,530,000           2,620,827
   South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 .............        4,000,000           4,144,080
   Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
     Apartments, Series B, MBIA Insured, Pre-Refunded, 5.75%, 1/01/31 ........................        2,415,000           2,529,278


124 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   MINNESOTA (CONTINUED)
   Southern Minnesota Municipal Power Agency Power Supply System Revenue,
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/19 ............     $  5,875,000     $     3,546,326
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/20 ............       14,035,000           8,070,546
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/23 ............        4,000,000           1,991,200
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/26 ............        5,000,000           2,160,300
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/27 ............        6,600,000           2,715,174
      Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18 ...........       15,935,000          10,089,405
      Series A, MBIA Insured, ETM, 5.75%, 1/01/18 ............................................        1,000,000           1,086,860
   St. Clair ISD No. 75 GO, MBIA Insured, 5.70%, 4/01/22 .....................................        2,250,000           2,325,645
   St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A, FSA Insured, 5.875%,
     5/01/30 .................................................................................       17,785,000          18,823,822
   St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A, AMBAC
     Insured, 5.00%, 7/01/15 .................................................................        1,165,000           1,171,874
   St. Cloud Housing and RDA Sales Tax Revenue, Paramount Theater Project, Refunding,
     Series A, FGIC Insured, 5.00%, 3/01/22 ..................................................        1,000,000           1,006,780
   St. Michael ISD No. 885 GO,
      FSA Insured, 5.00%, 2/01/23 ............................................................        3,300,000           3,450,150
      School Building, Refunding, FSA Insured, 5.00%, 2/01/24 ................................        3,735,000           3,936,690
      School Building, Series A, FSA Insured, 4.75%, 2/01/29 .................................        5,000,000           5,124,550
   St. Paul ISD No. 625 GO,
      School Building, Series B, FSA Insured, 4.25%, 2/01/21 .................................        1,000,000             988,720
      Series C, FSA Insured, 6.00%, 2/01/20 ..................................................        1,600,000           1,656,656
   St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 ............................        6,805,000           6,967,844
   Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%, 2/01/22 ......................        1,140,000           1,198,311
   Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
      2/01/23 ................................................................................        1,160,000           1,222,014
      2/01/25 ................................................................................        1,300,000           1,369,498
   Washington County Housing and RDAR, Government Housing, Landfall Terrace Project,
     Refunding,
      5.35%, 2/01/22 .........................................................................        1,000,000           1,010,080
      5.40%, 8/01/27 .........................................................................        2,015,000           2,035,694
   Watertown ISD No. 111 GO, Series A, FSA Insured, 5.00%, 2/01/24 ...........................        2,725,000           2,872,150
   Western Minnesota Municipal Power Agency Revenue,
      MBIA Insured, 5.00%, 1/01/26 ...........................................................        8,565,000           8,893,382
      Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12 .....................................        2,745,000           2,773,411
      Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13 .....................................        4,500,000           4,546,575
      Series A, FSA Insured, 5.00%, 1/01/36 ..................................................        5,000,000           5,228,150
      Series A, MBIA Insured, 5.00%, 1/01/30 .................................................        5,200,000           5,386,316
   Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
      2/01/19 ................................................................................        2,000,000           2,096,100
      2/01/22 ................................................................................        2,550,000           2,659,420
      2/01/25 ................................................................................        3,000,000           3,124,140
      2/01/32 ................................................................................        5,415,000           5,605,933
   Worthington ISD No. 518 GO, Series A, FSA Insured, 5.00%, 2/01/24 .........................        5,000,000           5,097,550
                                                                                                                    ---------------
                                                                                                                        580,091,230
                                                                                                                    ---------------


                                       Quarterly Statements of Investments | 125

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES 2.9%
   PUERTO RICO 2.5%
   Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ..............................................     $  1,545,000     $     1,614,896
      FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................          580,000             608,948
      Refunding, FSA Insured, 5.00%, 7/01/23 .................................................          955,000             990,898
      Refunding, FSA Insured, 5.125%, 7/01/30 ................................................          420,000             436,140
   Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
     5.00%, 7/01/25 ..........................................................................        5,000,000           5,264,300
   Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 .......        1,000,000           1,051,890
   Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F,
     XLCA Insured, 5.25%, 7/01/25 ............................................................        2,500,000           2,806,300
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ................        1,215,000           1,216,434
   Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured,
      5.50%, 8/01/27 .........................................................................          625,000             729,100
      ETM, 5.50%, 8/01/27 ....................................................................          375,000             439,140
                                                                                                                    ---------------
                                                                                                                         15,158,046
                                                                                                                    ---------------
   VIRGIN ISLANDS 0.4%
   Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
      10/01/20 ...............................................................................        1,160,000           1,250,422
      10/01/21 ...............................................................................        1,000,000           1,075,980
                                                                                                                    ---------------
                                                                                                                          2,326,402
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES ....................................................................                           17,484,448
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $579,164,434) ...........................................                          597,575,678
                                                                                                                    ---------------
   SHORT TERM INVESTMENTS 1.4%
   MUNICIPAL BONDS 1.4%
   MINNESOTA 1.4%

 b Hennepin County GO, Refunding, Series A, Weekly VRDN and Put, 3.61%, 12/01/25 .............          965,000             965,000
 b Minneapolis GO,
      Convention Center, Weekly VRDN and Put, 3.61%, 12/01/18 ................................        6,320,000           6,320,000
      Library, Weekly VRDN and Put, 3.61%, 12/01/32 ..........................................        1,020,000           1,020,000
                                                                                                                    ---------------
                                                                                                                          8,305,000
                                                                                                                    ---------------
   U.S. TERRITORIES 0.0% c
   PUERTO RICO 0.0% c
 b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 3.61%, 12/01/15 ....................................................          100,000             100,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $8,405,000) ............................................                            8,405,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $587,569,434) 100.0% ..............................................                          605,980,678

   OTHER ASSETS, LESS LIABILITIES (0.0)% c ...................................................                              (60,610)
                                                                                                                    ---------------
   NET ASSETS 100.0% .........................................................................                      $   605,920,068
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

c Rounds to less than 0.1% of net assets.


126 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.7%
  MUNICIPAL BONDS 99.7%
  MISSOURI 87.4%
  Bi-State Development Agency Missouri Illinois Metropolitan District Revenue, Metrolink
    Cross County Project, Series B, FSA Insured, 5.00%, 10/01/32 .............................     $  4,500,000     $     4,672,485
  Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%,
    10/20/22 .................................................................................        1,515,000           1,617,156
  Cape Girardeau County IDA Health Care Facilities Revenue,
     Southeast Missouri Hospital Assn., 5.00%, 6/01/36 .......................................        7,500,000           7,517,475
     St. Francis Medical Center, Series A, 5.50%, 6/01/27 ....................................        6,350,000           6,680,073
     St. Francis Medical Center, Series A, 5.50%, 6/01/32 ....................................        5,000,000           5,259,900
  Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper
    Products, 5.30%, 5/15/28 .................................................................        6,875,000           7,004,456
  Curators of the University of Missouri System Facilities Revenue,
     Series A, 5.00%, 11/01/31 ...............................................................       17,845,000          18,537,208
     System Facilities, Refunding, Series A, 5.00%, 11/01/25 .................................       15,970,000          16,762,431
     System Facilities, Series A, 5.00%, 11/01/26 ............................................        4,500,000           4,720,050
  Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 ..........................................        1,000,000           1,036,630
  Florissant COP, FGIC Insured, 5.00%, 8/01/22 ...............................................        1,285,000           1,336,374
  Grandview COP, FGIC Insured, 5.00%, 1/01/23 ................................................        2,410,000           2,502,399
  Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22 ..........................        1,000,000           1,025,550
  Hazelwood School District GO, Missouri Direct Deposit Page, Series A, FGIC Insured,
    5.00%,3/01/24 ............................................................................        3,000,000           3,144,870
  Hickory County School District R-1 Skyline GO, Direct Deposit Program,
     6.05%, 3/01/20 ..........................................................................          800,000             844,000
     Refunding, 6.05%, 3/01/20 ...............................................................          300,000             316,899
  High Ridge Fire Protection District GO, FSA Insured, Pre-Refunded, 5.375%, 11/01/20 ........        1,000,000           1,006,940
  Howard Bend Levee District Special Tax, Pre-Refunded,
     5.65%, 3/01/13 ..........................................................................        1,000,000           1,040,320
     5.85%, 3/01/19 ..........................................................................        4,000,000           4,174,600
  Jackson County Consolidated School District No. 2 GO, Direct Deposit Program, 5.20%,
    3/01/20 ..................................................................................        2,000,000           2,086,700
  Jackson County Reorganized School District No. 7 Lee's Summit GO, Direct Deposit,
    Refunding and Improvement, FSA Insured, 5.00%, 3/01/21 ...................................        5,700,000           5,981,124
  Jackson County Special Obligation Revenue,
     Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28 ..........................       26,595,000          27,990,440
     MBIA Insured, 5.00%, 12/01/27 ...........................................................        3,105,000           3,216,376
  Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program, 6.00%,
    3/01/20 ..................................................................................        1,025,000           1,080,063
  Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
    AMBAC Insured, 5.00%, 12/01/26 ...........................................................        4,500,000           4,608,360
  Jefferson County Consolidated School District No. 006 Lease Participation COP, FSA
    Insured, 5.00%, 3/01/25 ..................................................................        1,050,000           1,104,947
  Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
     5.50%, 2/15/29 ..........................................................................        2,000,000           2,088,440
     5.75%, 2/15/35 ..........................................................................        2,500,000           2,682,175
a Kansas City IDA Revenue, Kansas City Missouri IDA, AMBAC Insured,
     4.50%, 12/01/32 .........................................................................       10,000,000           9,806,600
     5.00%, 12/01/32 .........................................................................       15,000,000          15,749,550
  Kansas City Sanitary Sewer System Revenue, Series B, MBIA Insured, 5.00%, 1/01/25 ..........          620,000             651,050


                                       Quarterly Statements of Investments | 127

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town
    Center Project, MBIA Insured, 5.00%, 7/01/27 .............................................     $  1,730,000     $     1,810,635
  Lake of the Ozarks Community Bridge Corp. Bridge System Revenue, Refunding, 5.25%,
     12/01/14 ................................................................................          750,000             768,458
     12/01/26 ................................................................................          800,000             814,256
  Lee's Summit IDAR, John Knox Village Project, Pre-Refunded,
     6.55%, 8/15/10 ..........................................................................        1,000,000           1,005,380
     6.625%, 8/15/13 .........................................................................        2,000,000           2,011,040
     5.70%, 8/15/22 ..........................................................................        1,500,000           1,629,180
  Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 ..............        1,995,000           2,073,643
  Metropolitan St. Louis Sewer District Wastewater Systems Revenue, Series A, MBIA
    Insured, 5.00%, 5/01/34 ..................................................................       24,730,000          25,829,001
  Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery
    Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 ......................................        9,500,000           9,811,885
  Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
     Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34 ................................       25,465,000          26,619,583
     Plum Point Project, MBIA Insured, 5.00%, 1/01/28 ........................................        5,235,000           5,487,589
     Plum Point Project, MBIA Insured, 5.00%, 1/01/34 ........................................       24,945,000          26,057,796
  Missouri School Board Assn. Lease COP, Republic R-3 School District Project, Refunding,
    FSA Insured, 6.00%, 3/01/16 ..............................................................        2,220,000           2,224,196
  Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured,
    5.50%, 4/01/23 ...........................................................................        1,200,000           1,263,144
  Missouri State Board of Public Buildings State Office Building, Special Obligation,
    Series A, 5.125%, 5/01/26 ................................................................        3,960,000           4,126,716
  Missouri State Development Finance Board Infrastructure Facilities Revenue,
    Midtown Redevelopment Project, Series A, MBIA Insured, Pre-Refunded, 5.75%, 4/01/22 ......       10,000,000          10,516,600
  Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater
    St. Louis Project, Series A, 5.40%, 9/01/18 ..............................................        7,420,000           7,593,554
  Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and
    Gamble Paper Product, 5.20%, 3/15/29 .....................................................        3,000,000           3,245,760
  Missouri State Environmental Improvement and Energy Resources Authority PCR,
    National Rural Assn., Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13 ........        2,100,000           2,106,909
  Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State
    Revolving Fund,
     Series A, 7.00%, 10/01/10 ...............................................................          475,000             476,306
     Series A, 6.55%, 7/01/14 ................................................................          890,000             890,943
     Series A, 5.75%, 1/01/16 ................................................................          150,000             150,918
     Series B, 7.125%, 12/01/10 ..............................................................          195,000             195,530
     Series B, 5.80%, 1/01/15 ................................................................          125,000             125,153
     Series B, 6.05%, 7/01/16 ................................................................          485,000             485,446
     Series B, 7.20%, 7/01/16 ................................................................          825,000             826,015
     Series B, 5.50%, 7/01/21 ................................................................          710,000             742,554
     Series B, Pre-Refunded, 5.50%, 7/01/21 ..................................................          730,000             768,347
  Missouri State GO,
     State Water Pollution Control, Series A, 5.00%, 6/01/26 .................................        3,785,000           3,903,546
     Stormwater Control, Series A, 5.00%, 6/01/26 ............................................        1,895,000           1,954,351


128 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Missouri State HDC,
     MFHR, FHA Insured, 8.50%, 12/01/29 ......................................................     $     65,000     $        66,180
     SFMR, Homeowner Loan, Series D, GNMA Secured, 6.125%, 3/01/28 ...........................          100,000             101,344
     SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 ............................................          215,000             217,892
  Missouri State Health and Educational Facilities Authority Educational Facilities
    Revenue,
     Maryville University of St. Louis Project, Pre-Refunded, 6.50%, 6/15/22 .................        1,750,000           1,840,930
     Maryville University of St. Louis Project, Pre-Refunded, 6.75%, 6/15/30 .................        4,500,000           4,778,325
     Washington University, Refunding, Series B, 5.00%, 3/01/30 ..............................       14,000,000          14,387,800
     Washington University, Series A, 5.00%, 11/15/37 ........................................        9,150,000           9,327,144
     Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 ...........................       13,550,000          14,432,511
     Webster University, MBIA Insured, 5.30%, 4/01/27 ........................................        8,000,000           8,376,320
  Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
     Children's Mercy Hospital, 5.30%, 5/15/28 ...............................................       12,420,000          12,624,930
     Freeman Health Systems Project, 5.25%, 2/15/28 ..........................................        2,750,000           2,775,878
     Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21 .....        4,585,000           4,707,236
     Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28 .....        4,900,000           5,102,027
     Lake of the Ozarks General Hospital, 6.25%, 2/15/11 .....................................          335,000             337,747
     Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 ..........................          330,000             333,148
     Lake Regional Health Systems Project, 5.60%, 2/15/25 ....................................        1,250,000           1,302,950
     Lake Regional Health Systems Project, 5.70%, 2/15/34 ....................................        2,750,000           2,883,650
     St. Luke's Episcopal, 5.00%, 12/01/34 ...................................................        7,500,000           7,618,950
     St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 ...............        8,500,000           8,912,590
  Missouri State Health and Educational Facilities Authority Revenue,
     Educational Facilities, Washington University, Series A, 5.00%, 2/15/33 .................       15,125,000          15,646,056
     Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%,
       2/01/22 ...............................................................................        2,900,000           2,999,151
     Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%,
       2/01/27 ...............................................................................        2,700,000           2,771,010
     Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25 ............        1,500,000           1,525,665
     Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35 ...........        4,655,000           4,824,489
     SSM Healthcare System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28 ............       16,385,000          17,385,140
  Missouri State Highways and Transportation Commission State Road Revenue, Series A, ........
    Pre-Refunded, 5.00%,
     2/01/21 .................................................................................       10,000,000          10,485,400
     2/01/22 .................................................................................        1,500,000           1,572,810
  Missouri State Housing Development Commission Revenue, SF, Homeowner Loan, Series C-1,
    GNMA Secured,
     5.90%, 9/01/25 ..........................................................................        1,290,000           1,322,263
     5.95%, 3/01/28 ..........................................................................          920,000             943,267
  Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
    Series A-1, GNMA Secured, 4.75%, 9/01/32 .................................................        2,500,000           2,470,825
  Missouri State University Auxiliary Enterprise System Revenue, Series A, XLCA Insured,
    5.00%, 4/01/29 ...........................................................................        6,665,000           6,997,050
  Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 ..................        1,920,000           2,024,986


                                       Quarterly Statements of Investments | 129

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
     5.00%, 11/15/20 .........................................................................     $  1,000,000     $     1,040,720
     5.00%, 11/15/21 .........................................................................        1,000,000           1,041,300
     5.00%, 11/15/22 .........................................................................        1,000,000           1,037,300
     5.00%, 11/15/28 .........................................................................        1,965,000           2,034,954
     5.125%, 11/15/33 ........................................................................        2,755,000           2,889,582
  Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39 .......        1,600,000           1,661,744
  Riverside IDA, IDR, Riverside Horizons Project, Series A, ACA Insured, 5.00%,
     5/01/20 .................................................................................        1,500,000           1,553,280
     5/01/27 .................................................................................        2,000,000           2,051,780
  Riverside-Quindaro Bend Levee District Levee District Improvement Revenue, L-385
    Project,Refunding, Radian Insured, 5.00%, 3/01/27 ........................................        5,000,000           5,227,150
  Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
     5.625%, 8/15/18 .........................................................................        3,000,000           2,993,550
     5.70%, 8/15/28 ..........................................................................        5,250,000           5,074,177
  Springfield Public Building Corp. Leasehold Revenue,
     Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 ..............................        2,600,000           2,717,702
     Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36 ....................        5,000,000           5,207,050
     Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.125%, 6/01/21 ........        3,230,000           3,422,476
     Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.15%, 6/01/25 .........        3,645,000           3,864,757
  Springfield Public Utility Revenue, FGIC Insured, 4.75%, 8/01/34 ...........................        5,000,000           5,088,900
  Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.85%, 3/01/20 ...        1,500,000           1,574,790
  St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
    MBIA Insured, 5.25%, 12/01/28 ............................................................        1,000,000           1,045,880
  St. Louis Airport Revenue,
     Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/26 .......        5,000,000           5,216,600
     Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/31 .......       18,835,000          19,826,851
     Capital Improvement Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 .......        2,540,000           2,670,962
     Lambert, St. Louis International Airport, Refunding, MBIA Insured, 5.50%, 7/01/29 .......        8,320,000           9,514,253
  St. Louis Board of Education GO, Missouri Direct Deposit Program, Series A, MBIA
    Insured, 5.00%, 4/01/25 ..................................................................        5,630,000           5,924,899
  St. Louis County IDA, MFHR,
     Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 ................................        1,095,000           1,117,163
     South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 ..............        1,250,000           1,281,238
  St. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA Secured,
    5.375%, 9/20/31 ..........................................................................        3,310,000           3,474,673
  St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 ...................        1,500,000           1,476,585
  St. Louis Municipal Finance Corp. Leasehold Revenue,
     Carnahan Courthouse, Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/15/27 ..............        4,750,000           5,007,545
     City Justice Center, Series A, AMBAC Insured, 6.00%, 2/15/20 ............................        1,000,000           1,064,810
  Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn.,
     5.30%, 5/15/18 ..........................................................................        3,000,000           3,034,890
     5.40%, 5/15/28 ..........................................................................        1,500,000           1,513,335
  Taney County Reorganized School District GO, No. R-V Hollister, Refunding, FSA Insured,
    5.00%, 3/01/20 ...........................................................................        1,300,000           1,354,483


130 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  University of Missouri Revenues, System Facilities,
     Pre-Refunded, 5.80%, 11/01/27 ...........................................................     $  1,000,000     $     1,018,410
     Refunding, Series B, 5.00%, 11/01/27 ....................................................        7,865,000           8,128,163
  West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
     5.50%, 11/15/12 .........................................................................        1,000,000           1,006,200
     5.60%, 11/15/17 .........................................................................        1,700,000           1,713,430
     5.65%, 11/15/22 .........................................................................        1,500,000           1,496,880
  West Plains Waterworks System Revenue, AMBAC Insured, Pre-Refunded, 5.625%,
    3/01/21 ..................................................................................        1,250,000           1,308,725
                                                                                                                    ---------------
                                                                                                                        609,532,926
                                                                                                                    ---------------
  U.S. TERRITORIES 12.3%
  PUERTO RICO 11.5%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Pre-Refunded, 6.00%,
    7/01/26 ..................................................................................        2,785,000           2,959,341
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.375%, 7/01/28 .........................................................................        1,975,000           2,055,718
     5.125%, 7/01/31 .........................................................................        5,000,000           5,120,550
     Pre-Refunded, 5.375%, 7/01/28 ...........................................................        1,025,000           1,085,742
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 5.50%, 7/01/36 .............................................................       11,750,000          13,089,030
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................        2,500,000           2,677,650
     Series G, 5.00%, 7/01/42 ................................................................          920,000             943,681
     Series G, Pre-Refunded, 5.00%, 7/01/42 ..................................................        1,580,000           1,679,271
  Puerto Rico Electric Power Authority Power Revenue,
     Series II, Pre-Refunded, 5.25%, 7/01/31 .................................................       10,000,000          10,736,000
     Series NN, Pre-Refunded, 5.125%, 7/01/29 ................................................        3,250,000           3,472,365
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
    7/01/22 ..................................................................................        2,500,000           2,529,275
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 ....................................................        2,150,000           2,247,288
     Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................        5,885,000           6,289,182
     Series I, 5.375%, 7/01/34 ...............................................................       10,000,000          10,599,200
     Series I, 5.00%, 7/01/36 ................................................................       14,450,000          14,865,437
                                                                                                                    ---------------
                                                                                                                         80,349,730
                                                                                                                    ---------------
  VIRGIN ISLANDS 0.8%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.40%, 10/01/12 .........................................................................        2,500,000           2,567,875
     5.50%, 10/01/22 .........................................................................        2,500,000           2,563,900
                                                                                                                    ---------------
                                                                                                                          5,131,775
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                           85,481,505
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $669,980,099) ............................................                          695,014,431
                                                                                                                    ---------------


                                       Quarterly Statements of Investments | 131

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.5%
  MUNICIPAL BONDS 1.5%
  MISSOURI 1.5%
b Missouri State Health and Educational Facilities Authority Educational Facilities
    Revenue,
     St. Louis University, Series A, MBIA Insured, Daily VRDN and Put, 3.92%, 10/01/35 .......     $  3,040,000     $     3,040,000
     Washington University, Series B, Daily VRDN and Put, 3.93%, 2/15/33 .....................        3,000,000           3,000,000
b Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
    SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.90%,
    6/01/19 ..................................................................................        4,125,000           4,125,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $10,165,000) ............................................                           10,165,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $680,145,099) 101.2% ...............................................                          705,179,431
  OTHER ASSETS, LESS LIABILITIES (1.2)% ......................................................                           (8,160,762)
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $   697,018,669
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


132 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.2%
   MUNICIPAL BONDS 98.2%
   DELAWARE 1.1%
   Delaware River and Bay Authority Revenue,
      MBIA Insured, 5.00%, 1/01/27 ...........................................................     $ 10,000,000     $    10,363,300
      Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29 ..................................        4,000,000           4,225,600
                                                                                                                    ---------------
                                                                                                                         14,588,900
                                                                                                                    ---------------
   NEW JERSEY 72.4%
   Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
     MBIA Insured, ETM, 7.40%, 7/01/16 .......................................................        9,500,000          11,273,935
   Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board
     of Education Project, 5.00%, 4/01/32 ....................................................        3,400,000           3,561,092
   Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31 .......        3,000,000           3,155,130
   Berhards Township School District GO, MBIA Insured, 5.00%, 7/15/30 ........................       10,038,000          10,549,536
   Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 ......................        1,975,000           2,015,922
   Branchburg Township Board of Education GO, FGIC Insured, Pre-Refunded, 5.00%,
      7/15/27 ................................................................................        1,300,000           1,356,797
      7/15/28 ................................................................................        1,365,000           1,424,637
      7/15/29 ................................................................................        1,440,000           1,502,914
   Camden County Improvement Authority Health System Revenue, Catholic Health East,
     Series B, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/28 ..................................       11,600,000          11,964,704
   Cape May County IPC Financing Authority Revenue, Atlantic City Electric Co., Refunding,
     Series A, MBIA Insured, 6.80%, 3/01/21 ..................................................        5,400,000           6,808,482
   Carteret Board of Education COP, MBIA Insured, Pre-Refunded, 5.75%, 1/15/30 ...............        1,155,000           1,214,714
   East Orange GO, Water Utility, AMBAC Insured, Pre-Refunded, 5.70%,
      6/15/23 ................................................................................        1,200,000           1,235,772
      6/15/24 ................................................................................        1,385,000           1,426,287
      6/15/25 ................................................................................        1,465,000           1,508,672
   Egg Harbor Township School District GO,
      FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 ............................................        4,870,000           5,147,347
      MBIA Insured, Pre-Refunded, 5.00%, 4/01/29 .............................................        3,195,000           3,418,682
      MBIA Insured, Pre-Refunded, 5.00%, 4/01/30 .............................................        3,027,000           3,238,920
   Freehold Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%, 2/15/30 .......        1,500,000           1,559,325
   Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
     Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding,
      Series A, 6.85%, 12/01/29 ..............................................................        1,375,000           1,453,595
      Series B, 7.00%, 12/01/29 ..............................................................        1,250,000           1,322,800
   Hammonton School District GO, FGIC Insured, Pre-Refunded, 5.00%,
      8/01/26 ................................................................................        1,155,000           1,215,811
      8/01/27 ................................................................................        1,215,000           1,278,970
   Higher Education Student Assistance Authority Student Loan Revenue, Series A,
     MBIA Insured, 6.15%, 6/01/19 ............................................................        1,215,000           1,238,583
   Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 .......................        4,315,000           4,502,228
   Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%,
     5/01/27 .................................................................................        3,600,000           3,850,884
   Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
     Series A, 6.125%, 1/01/29 ...............................................................        6,510,000           6,518,072
   Jackson Township School District GO, FGIC Insured, Pre-Refunded, 5.00%, 4/15/25 ...........        3,000,000           3,148,770
   Jersey City GO, Series A, FSA Insured, Pre-Refunded, 5.625%, 3/01/20 ......................        1,000,000           1,055,470


                                       Quarterly Statements of Investments | 133

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  Lafayette Yard Community Development Corp. Revenue, Hotel/Conference Center Project,
    Trenton Guaranteed, MBIA Insured, Pre-Refunded,
     6.00%, 4/01/29 ..........................................................................     $  1,750,000     $     1,866,778
     5.80%, 4/01/35 ..........................................................................        2,520,000           2,674,778
  Middlesex County COP, MBIA Insured,
     5.00%, 8/01/31 ..........................................................................        3,250,000           3,340,545
     zero cpn., 6/15/24 ......................................................................        1,000,000             473,420
  Middlesex County Improvement Authority Revenue, Administration Building Residential
    Project, FNMA Insured,
     5.25%, 7/01/21 ..........................................................................          750,000             784,313
     5.35%, 7/01/34 ..........................................................................        1,575,000           1,642,095
  Middletown Township GO, Board of Education, MBIA Insured, Pre-Refunded, 5.85%,
    8/01/25 ..................................................................................            5,000               5,017
  Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC Insured,
    Pre-Refunded, 5.00%, 2/01/26 .............................................................        1,000,000           1,039,160
  Mount Olive Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%,
    7/15/29 ..................................................................................        7,875,000           8,393,017
  New Jersey EDA, PCR, Jersey Central Power and Light, 7.10%, 7/01/15 ........................          550,000             551,298
  New Jersey EDA Heating and Cooling Revenue, Trigen-Trenton Project, Refunding, Series B,
    6.20%, 12/01/07 ..........................................................................          445,000             449,343
  New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
    Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ....................................        5,000,000           5,281,950
  New Jersey EDA Revenue,
     Cigarette Tax, 5.50%, 6/15/24 ...........................................................        5,000,000           5,179,450
     Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%,
       1/01/16 ...............................................................................        2,500,000           2,569,650
     Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 ....................        5,110,000           5,366,726
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/23 .................        3,100,000           3,254,163
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/27 .................        5,000,000           5,239,300
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .................       12,500,000          13,082,625
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .................       13,750,000          14,365,312
     Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 .......................       21,740,000          22,492,639
     School Facilities Construction, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
       6/15/21 ...............................................................................       14,000,000          14,600,600
     School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ..................       16,500,000          16,728,030
     School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30 ...................       10,500,000          10,971,765
     School Facilities Construction, Series O, 5.125%, 3/01/28 ...............................        5,000,000           5,278,900
     School Facilities Construction, Series P, 5.00%, 9/01/30 ................................        5,250,000           5,458,005
     School Facilities Construction, Series P, MBIA Insured, 5.00%, 9/01/30 ..................        5,480,000           5,747,260
     Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.25%,
       5/01/17 ...............................................................................        5,000,000           5,137,450
     Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.00%,
       5/01/18 ...............................................................................        2,000,000           2,045,860
  New Jersey EDA School Revenue, Blair Academy, 1995 Project, Series A, 5.85%,
    9/01/16 ..................................................................................        1,640,000           1,642,919
  New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding,
    AMBAC Insured, 5.75%, 3/15/20 ............................................................        4,605,000           4,658,326


134 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  New Jersey EDA Water Facilities Revenue, Hackensack Water Co. Project, Refunding,
    Series A, MBIA Insured, 5.80%, 3/01/24 ...................................................     $  1,000,000     $     1,031,110
  New Jersey Health Care Facilities Financing Authority Department of Human Services
    Revenue, Greystone Park Psychiatric Hospital, AMBAC Insured, 5.00%, 9/15/27 ..............        5,000,000           5,237,750
  New Jersey Health Care Facilities Financing Authority Revenue,
     Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 .................................        5,000,000           5,294,400
     Atlantic Health Systems, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/27 ..........        7,500,000           7,656,525
   a Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37 ..........................       10,500,000          10,784,025
     Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 .......................................        5,725,000           5,880,720
     Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 ......................        5,000,000           5,140,500
     Englewood Hospital, MBIA Insured, 5.00%, 8/01/31 ........................................        9,275,000           9,589,144
     Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 ....................................        2,820,000           2,933,392
     Hackensack University Medical Center, 6.00%, 1/01/34 ....................................       10,000,000          10,476,600
     Holy Name Hospital, 5.00%, 7/01/36 ......................................................        5,000,000           5,025,150
     Holy Name Hospital, Refunding, 6.00%, 7/01/25 ...........................................        3,000,000           3,064,590
     Holy Name Hospital, Refunding, AMBAC Insured, 5.25%, 7/01/20 ............................        3,000,000           3,063,150
     Hunterdon Medical Center, Series A, 5.125%, 7/01/35 .....................................        2,000,000           2,060,640
     Hunterdon Medical Center, Series B, 5.00%, 7/01/36 ......................................        7,135,000           7,307,239
     Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 ...............................        7,000,000           7,208,460
     JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ....................        7,855,000           7,996,783
     Medical Center at Princeton Obligation Group, AMBAC Insured, 5.00%, 7/01/28 .............        6,785,000           6,907,469
     Meridian Health Systems Obligation Group, FSA Insured, 5.375%, 7/01/24 ..................        6,500,000           6,756,815
     Meridian Health Systems Obligation Group, FSA Insured, 5.25%, 7/01/29 ...................       20,000,000          20,684,200
     Robert Wood Johnson University Hospital, 5.75%, 7/01/25 .................................        5,000,000           5,265,200
     Somerset Medical Center, 5.75%, 7/01/28 .................................................       11,000,000          11,485,540
     South Jersey Hospital, 5.00%, 7/01/36 ...................................................        8,000,000           8,075,200
     South Jersey Hospital, 5.00%, 7/01/46 ...................................................       27,200,000          27,416,240
     South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 ....................................       10,000,000          10,881,400
     South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 .....................................       18,600,000          20,345,424
     Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 .............................        2,000,000           2,021,000
     St Barnabas Health Care System, Series A, 5.00%, 7/01/29 ................................       12,000,000          12,081,240
     St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%,
       7/01/16 ...............................................................................        1,000,000           1,011,420
     St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 6.00%,
       7/01/26 ...............................................................................        1,000,000           1,011,600
     St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/26 ...................................        3,355,000           3,477,827
     St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/27 ...................................        3,345,000           3,464,784
     St. Peter's University Hospital, Refunding, Series A, 6.875%, 7/01/30 ...................        1,500,000           1,604,640
  New Jersey State Building Authority State Building Revenue, Refunding, 5.00%, 6/15/15 ......        5,000,000           5,104,950
  New Jersey State Educational Facilities Authority Revenue,
     Capital Improvement Funding Project, Series A, FSA Insured, Pre-Refunded, 5.00%,
       9/01/20 ...............................................................................        8,000,000           8,284,560
     Drew University, Series D, MBIA Insured, 5.00%, 7/01/37 .................................        6,730,000           7,077,874
     FGIC Insured, Pre-Refunded, 5.50%, 7/01/30 ..............................................        6,615,000           6,934,041
     Kean University, Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/30 ...................        5,240,000           5,639,393
     Kean University, Series D, FGIC Insured, 5.00%, 7/01/32 .................................        5,000,000           5,266,800
     Kean University, Series D, FGIC Insured, 5.00%, 7/01/39 .................................       10,000,000          10,525,200
     Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33 ...................       10,000,000          10,589,400


                                       Quarterly Statements of Investments | 135

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW JERSEY (CONTINUED)
   New Jersey State Educational Facilities Authority Revenue, (continued)
      Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31 .........     $  8,000,000     $     8,429,040
      Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36 .........       10,000,000          10,505,600
      Montclair State University, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31 .......        5,000,000           5,216,600
      Princeton University, Refunding, Series A, 5.00%, 7/01/30 ..............................        5,000,000           5,239,900
      Princeton University, Refunding, Series D, 5.00%, 7/01/29 ..............................        1,000,000           1,065,480
      Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
        7/01/25 ..............................................................................        1,000,000           1,043,320
      Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
        7/01/31 ..............................................................................        1,500,000           1,564,980
      Ramapo College of New Jersey, Series D, MBIA Insured, Pre-Refunded, 5.00%,
        7/01/36 ..............................................................................        6,745,000           7,259,104
      Ramapo College of New Jersey, Series E, FGIC Insured, Pre-Refunded, 5.00%,
        7/01/34 ..............................................................................        2,000,000           2,130,960
      Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28 ...........        3,370,000           3,527,008
      Richard Stockton College, Series F, MBIA Insured, 5.00%, 7/01/31 .......................        5,395,000           5,651,263
      Rowan University, Refunding, Series C, FGIC Insured, 5.00%, 7/01/31 ....................        1,505,000           1,564,327
      Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24 ...................        1,755,000           1,842,873
      Rowan University, Series C, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31 .................          495,000             520,681
      Rowan University, Series G, MBIA Insured, 5.00%, 7/01/25 ...............................        1,470,000           1,551,100
      Rowan University, Series G, MBIA Insured, 5.00%, 7/01/26 ...............................        1,000,000           1,053,630
      Rowan University, Series K, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27 .................        1,000,000           1,051,560
      Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 .................        1,870,000           1,930,345
      Stevens Institute of Technology, Series I, 5.00%, 7/01/18 ..............................        1,100,000           1,120,427
      Stevens Institute of Technology, Series I, 5.00%, 7/01/28 ..............................        1,575,000           1,594,609
      University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 .............        2,700,000           2,762,262
   New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
     1/01/10 .................................................................................        5,000,000           5,196,400
   New Jersey State Housing and Mortgage Finance Agency MFHR,
      Series A1, FSA Insured, 6.35%, 11/01/31 ................................................        2,000,000           2,079,540
      Series B, FSA Insured, 6.25%, 11/01/26 .................................................          970,000           1,008,131
      Series D, FSA Insured, 5.50%, 5/01/22 ..................................................          825,000             846,722
      Series E1, FSA Insured, 5.70%, 5/01/20 .................................................        2,755,000           2,855,971
      Series E1, FSA Insured, 5.75%, 5/01/25 .................................................        1,295,000           1,341,270
   New Jersey State Housing and Mortgage Finance Agency Revenue, Home Buyer,
      Series CC, MBIA Insured, 5.875%, 10/01/31 ..............................................        1,025,000           1,051,107
      Series U, MBIA Insured, 5.85%, 4/01/29 .................................................        3,165,000           3,221,179
   New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants,
     Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 ..................................        2,000,000           2,099,960
   New Jersey State Transportation Trust Fund Authority Revenue,
      Capital Appreciation, Transportation System, Series C, FSA Insured, zero cpn.,
        12/15/33 .............................................................................       10,000,000           2,961,700
      Transportation System, Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ...........       10,000,000          10,477,800
      Transportation System, Series D, FSA Insured, 5.00%, 6/15/20 ...........................        7,000,000           7,402,640
   New Jersey State Turnpike Authority Turnpike Revenue,
      Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
        5.15% thereafter, 1/01/35 ............................................................        7,500,000           5,340,375
      Series A, AMBAC Insured, 5.00%, 1/01/30 ................................................       13,500,000          14,043,780


136 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW JERSEY (CONTINUED)
   New Jersey State Turnpike Authority Turnpike Revenue, (continued)
      Series A, FGIC Insured, 5.00%, 1/01/27 .................................................     $  6,500,000     $     6,772,415
      Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ...................................        7,500,000           7,823,850
      Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ...................................       16,300,000          16,964,388
      Series C, FSA Insured, 5.00%, 1/01/35 ..................................................       22,675,000          23,705,805
   Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
     Pre-Refunded,
      5.00%, 1/01/26 .........................................................................        3,245,000           3,444,308
      5.50%, 1/01/27 .........................................................................        3,240,000           3,532,021
      5.50%, 1/01/28 .........................................................................        2,000,000           2,180,260
      5.00%, 1/01/34 .........................................................................       29,155,000          30,945,700
      5.00%, 1/01/37 .........................................................................        3,965,000           4,208,530
   North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
      8/01/22 ................................................................................        1,000,000           1,032,080
      8/01/31 ................................................................................        1,000,000           1,029,780
   Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
      4/01/21 ................................................................................        2,155,000           2,242,967
      4/01/22 ................................................................................        2,142,000           2,229,436
   Passaic County Improvement Authority Lease Revenue, Preakness Healthcare Center Project,
     AMBAC Insured, 5.00%, 5/01/35 ...........................................................        8,045,000           8,374,925
   Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
     Project, Series A, FSA Insured, 5.00%, 4/15/35 ..........................................        1,375,000           1,432,035
   Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E,
     AMBAC Insured, 5.75%, 12/01/22 ..........................................................        8,925,000           9,391,867
   Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 ...............................        1,000,000           1,038,520
   South Brunswick Township Board of Education GO, SeriesAA, FGIC Insured, Pre-Refunded,
     5.50%, 8/01/24 ..........................................................................        1,720,000           1,724,764
   South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured,
     5.00%, 11/01/29 .........................................................................       12,000,000          12,331,200
   Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Pre-Refunded, 6.00%,
     6/01/37 .................................................................................       13,000,000          14,232,920
   Union County Utilities Authority Solid Waste Revenue, Sub Lease, Ogden Martin, Refunding,
     Series A, AMBAC Insured, 5.35%, 6/01/23 .................................................        2,535,000           2,587,018
   University of Medicine and Dentistry COP,
      AMBAC Insured, 5.00%, 4/15/32 ..........................................................        4,625,000           4,769,161
      MBIA Insured, 5.00%, 6/15/29 ...........................................................        2,090,000           2,180,476
      MBIA Insured, 5.00%, 6/15/36 ...........................................................       18,000,000          18,712,800
      Series A, MBIA Insured, 5.00%, 9/01/22 .................................................        1,700,000           1,755,964
   University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
      12/01/24 ...............................................................................        2,500,000           2,615,825
      12/01/31 ...............................................................................       29,395,000          30,478,794
   Upper Freehold Regional School District GO, MBIA Insured, Pre-Refunded, 5.00%,
     2/15/35 .................................................................................        8,730,000           9,403,519
   West Orange County Board of Education COP, MBIA Insured, Pre-Refunded, 5.625%,
     10/01/29 ................................................................................        2,000,000           2,100,440
   Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 ......................................        1,220,000           1,262,505
                                                                                                                    ---------------
                                                                                                                        926,987,057
                                                                                                                    ---------------


                                       Quarterly Statements of Investments | 137

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK 5.4%
   Port Authority of New York and New Jersey Revenue,
      120th Series, MBIA Insured, 5.50%, 10/15/35 ............................................     $  5,000,000     $     5,074,900
      121st Series, MBIA Insured, 5.375%, 10/15/35 ...........................................        3,000,000           3,045,570
      Consolidated, 109th Series, FSA Insured, 5.375%, 7/15/27 ...............................        2,500,000           2,528,225
      Consolidated, 125th Series, FSA Insured, 5.00%, 4/15/32 ................................       23,950,000          25,054,334
      Consolidated, 144th Series, 5.00%, 10/01/30 ............................................       20,000,000          20,970,800
      Consolidated, Refunding, 135th Series, XLCA Insured, 5.00%, 9/15/29 ....................        3,900,000           4,092,699
   Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy
     International Air Terminal, MBIA Insured, 5.75%, 12/01/22 ...............................        8,000,000           8,226,720
                                                                                                                    ---------------
                                                                                                                         68,993,248
                                                                                                                    ---------------
   PENNSYLVANIA 1.5%
   Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
      1/01/22 ................................................................................        8,500,000           8,878,930
      1/01/26 ................................................................................       10,000,000          10,438,300
                                                                                                                    ---------------
                                                                                                                         19,317,230
                                                                                                                    ---------------
   U.S. TERRITORIES 17.8%
   PUERTO RICO 16.8%
   Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................       13,655,000          14,336,521
      Refunding, FSA Insured, 5.125%, 7/01/30 ................................................        8,350,000           8,670,890
      Series A, 5.00%, 7/01/29 ...............................................................       10,000,000          10,305,800
      Series A, Pre-Refunded, 5.00%, 7/01/27 .................................................       11,555,000          12,178,046
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Refunding, Series N, MBIA Insured, 5.25%, 7/01/32 ......................................       10,000,000          11,332,200
      Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................       10,000,000          10,715,000
      Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................        5,000,000           5,355,300
      Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................        5,000,000           5,326,700
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
     ETM, 5.50%, 10/01/32 ....................................................................        1,000,000           1,062,970
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
      5.00%, 7/01/37 .........................................................................        8,000,000           8,258,880
      Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ..................................       13,000,000          13,226,980
   Puerto Rico Electric Power Authority Power Revenue,
      Series II, Pre-Refunded, 5.25%, 7/01/31 ................................................       18,000,000          19,324,800
      Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ..................................       48,440,000          52,167,942
      Series TT, 5.00%, 7/01/32 ..............................................................       10,000,000          10,401,000
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...............        1,000,000           1,022,510
   Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 ...................................................        6,830,000           7,139,058
      Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................       18,170,000          19,417,916
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 ..............................................        5,000,000           5,230,350
                                                                                                                    ---------------
                                                                                                                        215,472,863
                                                                                                                    ---------------


138 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES (CONTINUED)
   VIRGIN ISLANDS 1.0%
   Virgin Islands PFAR,
      Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ........................     $  5,000,000     $     5,198,450
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 .....................        2,500,000           2,567,800
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....................        3,045,000           3,124,809
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .....................        2,000,000           2,051,120
                                                                                                                   ---------------
                                                                                                                         12,942,179
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES ....................................................................                          228,415,042
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $1,207,710,565) .........................................                        1,258,301,477
                                                                                                                    ---------------
   SHORT TERM INVESTMENTS 1.0%
   MUNICIPAL BONDS 1.0%
   NEW JERSEY 0.5%
 b New Jersey EDA Revenue,
      first mortgage, Franciscan, Refunding, Weekly VRDN and Put, 3.76%, 10/01/12 ............          155,000             155,000
      School Facilities Construction, Sub Series R-3, Daily VRDN and Put, 3.86%, 9/01/31 .....          670,000             670,000
 b New Jersey State Educational Facilities Authority Revenue, Princeton University, Series B,
     Daily VRDN and Put, 3.90%, 7/01/21 ......................................................        4,800,000           4,800,000
                                                                                                                    ---------------
                                                                                                                          5,625,000
                                                                                                                    ---------------
   NEW YORK 0.5%
 b Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
     Series 2, Daily VRDN and Put, 3.88%, 5/01/19 ............................................        6,600,000           6,600,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $12,225,000) ...........................................                           12,225,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $1,219,935,565) 99.2% .............................................                        1,270,526,477
   OTHER ASSETS, LESS LIABILITIES 0.8% .......................................................                           10,022,300
                                                                                                                    ---------------
   NET ASSETS 100.0% .........................................................................                      $ 1,280,548,777
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 139

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  MUNICIPAL BONDS 98.5%
  NORTH CAROLINA 81.4%
  Appalachian State University Revenue,
     Refunding, MBIA Insured, 5.00%, 7/15/30 .................................................     $  2,000,000     $     2,099,120
     Teachers College Utility System, Refunding, MBIA Insured, 5.00%, 5/15/24 ................        3,000,000           3,068,250
  Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ..................        1,000,000           1,044,900
  Broad River Water Authority Water System Revenue, MBIA Insured, Pre-Refunded, 5.375%,
    6/01/26 ..................................................................................        1,000,000           1,053,040
  Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
     4/01/27 .................................................................................        1,500,000           1,570,455
     4/01/28 .................................................................................        1,750,000           1,825,862
  Buncombe County COP, MBIA Insured, 5.00%, 4/01/22 ..........................................        1,000,000           1,051,630
  Buncombe County Metropolitan Sewer District Sewer System Revenue, FSA Insured,
    Pre-Refunded, 5.00%, 7/01/29 .............................................................        5,000,000           5,172,700
a Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33 ...........        5,000,000           5,292,950
  Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19 ........        5,115,000           5,230,804
  Charlotte Airport Revenue,
     Series A, MBIA Insured, 5.00%, 7/01/29 ..................................................        5,000,000           5,214,450
     Series A, MBIA Insured, 5.00%, 7/01/34 ..................................................       15,130,000          15,741,403
     Series B, MBIA Insured, 6.00%, 7/01/24 ..................................................        4,000,000           4,186,960
     Series B, MBIA Insured, 6.00%, 7/01/28 ..................................................        6,300,000           6,590,619
  Charlotte COP,
     Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25 .............................        7,230,000           7,715,856
     Governmental Facilities Projects, Series G, 5.00%, 6/01/28 ..............................        3,000,000           3,100,230
     Transit Projects, Phase II, Series E, 5.00%, 6/01/35 ....................................       11,000,000          11,358,160
  Charlotte GO, Series C, 5.00%, 7/01/27 .....................................................        2,010,000           2,098,581
  Charlotte Storm Water Fee Revenue,
     5.00%, 6/01/35 ..........................................................................        5,000,000           5,254,850
     Refunding, 5.00%, 6/01/25 ...............................................................        1,000,000           1,040,360
  Charlotte Water and Sewer GO, Pre-Refunded, 5.00%, 2/01/21 .................................        4,000,000           4,112,320
  Charlotte Water and Sewer System Revenue,
     5.125%, 6/01/26 .........................................................................        6,000,000           6,277,440
     Pre-Refunded, 5.25%, 6/01/24 ............................................................        3,000,000           3,115,080
     Pre-Refunded, 5.25%, 6/01/25 ............................................................        3,950,000           4,145,683
  Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Healthcare
    System, Refunding, Series A,
     5.125%, 1/15/22 .........................................................................        8,000,000           8,162,560
     5.00%, 1/15/31 ..........................................................................        5,000,000           5,123,750
  Chatham County COP, AMBAC Insured, 5.00%, 6/01/34 ..........................................        5,000,000           5,235,850
  Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue, International
    Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 ..................................        1,450,000           1,486,801
  Cumberland County COP, Civic Center Project, Refunding, AMBAC Insured, 5.00%,
    12/01/18 .................................................................................        3,000,000           3,077,790
  Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and Mental
    Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 .......................................        5,000,000           5,330,950
  Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
    Pre-Refunded, 5.25%, 10/01/29 ............................................................        5,250,000           5,472,652


140 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  Dare County COP,
     AMBAC Insured, 5.125%, 6/01/21 ..........................................................     $    650,000     $       689,052
     AMBAC Insured, 5.00%, 6/01/23 ...........................................................        3,000,000           3,121,020
     AMBAC Insured, 5.00%, 6/01/29 ...........................................................        5,295,000           5,523,162
     FGIC Insured, 5.00%, 6/01/23 ............................................................        2,655,000           2,786,847
  Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 ......................        1,670,000           1,742,778
  Durham County GO, Public Improvement, Pre-Refunded, 5.00%, 6/01/22 .........................        2,000,000           2,103,480
  Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 .........................................        1,250,000           1,284,013
  Gastonia Combined Utilities System Revenue,
     FSA Insured, 5.00%, 5/01/25 .............................................................        1,000,000           1,031,410
     MBIA Insured, Pre-Refunded, 5.625%, 5/01/19 .............................................        1,000,000           1,058,680
  Greensboro Enterprise System Revenue, Series A, Pre-Refunded, 5.125%,
     6/01/21 .................................................................................          390,000             412,016
     6/01/22 .................................................................................          350,000             369,758
  Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24 ........        1,320,000           1,320,726
  Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,
     5.45%, 11/01/33 .........................................................................        4,000,000           4,043,040
     Refunding, 6.45%, 11/01/29 ..............................................................        3,900,000           4,078,230
  Harnett County COP,
     FSA Insured, 5.125%, 12/01/23 ...........................................................        1,000,000           1,057,880
     Series A, FSA Insured, 5.00%, 12/01/27 ..................................................        6,295,000           6,609,561
  Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%,
    3/01/21 ..................................................................................        1,000,000           1,042,260
  High Point Combined Enterprise System Revenue, FGIC Insured, 5.00%, 11/01/31 ...............       11,000,000          11,526,130
  Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 ........................        3,000,000           3,075,420
  New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%,
    12/01/22 .................................................................................        5,000,000           5,228,650
  North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
     Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33 ............        3,000,000           3,099,180
     Meredith College, AMBAC Insured, 4.875%, 6/01/24 ........................................        1,000,000           1,022,810
  North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,
     Refunding, Series A, 5.00%, 10/01/41 ....................................................       17,000,000          17,655,350
     Refunding, Series B, 4.75%, 7/01/42 .....................................................       10,000,000          10,134,800
     Series A, 5.00%, 10/01/39 ...............................................................        5,815,000           6,070,046
     Series A, Pre-Refunded, 5.25%, 7/01/42 ..................................................       10,000,000          10,667,400
  North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series A, 6.50%, 1/01/18 .....................................................        3,000,000           3,516,840
     Refunding, Series A, 5.75%, 1/01/26 .....................................................       10,000,000          10,406,400
     Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21 ......................................       11,555,000          12,163,371
     Series D, 6.75%, 1/01/26 ................................................................        5,000,000           5,366,450
  North Carolina HFA, SFR, Series AA, 6.25%, 3/01/17 .........................................          245,000             245,713
  North Carolina HFAR,
     MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 .......................        1,295,000           1,304,078
     MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 ..................................        1,890,000           1,891,493
     MF, Refunding, Series J, 5.45%, 7/01/17 .................................................        1,840,000           1,876,156
     Refunding, Series F, 6.70%, 1/01/27 .....................................................        1,240,000           1,241,364


                                       Quarterly Statements of Investments | 141

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  North Carolina HFAR, (continued)
     SF, Refunding, Series DD, 6.20%, 9/01/27 ................................................     $    810,000     $       811,823
     SF, Series JJ, 6.45%, 9/01/27 ...........................................................        1,350,000           1,365,755
     SFR, Series RR, 5.85%, 9/01/28 ..........................................................        1,655,000           1,683,449
  North Carolina Medical Care Commission Health Care Facilities Revenue,
     Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/18 ...............        1,000,000           1,023,490
     Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/24 ...............        5,500,000           5,606,315
     Refunding, FGIC Insured, 5.00%, 1/01/33 .................................................       12,805,000          13,336,664
     Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 .....................          630,000             653,556
     Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 .....................        1,220,000           1,264,335
     WakeMed Project, Series 2001, AMBAC Insured, 5.00%, 10/01/32 ............................        4,205,000           4,333,379
  North Carolina Medical Care Commission Health System Revenue, Catholic Health East Project,
    Series C, AMBAC Insured, 5.00%, 11/15/18 .................................................        2,500,000           2,565,400
  North Carolina Medical Care Commission Hospital Revenue,
     Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12 ...............................        1,655,000           1,694,190
     Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 .....................        1,920,000           2,059,757
     Halifax Regional Medical Center Project, 5.00%, 8/15/24 .................................        1,800,000           1,704,420
     Mission-St. Joseph's Health System Project, MBIA Insured, Pre-Refunded, 5.125%,
       10/01/28 ..............................................................................        3,230,000           3,321,151
     Mission-St. Joseph's Health System Project, Refunding, MBIA Insured, 5.125%,
      10/01/28 ...............................................................................        1,770,000           1,809,701
     Northeast Medical Center, AMBAC Insured, 5.50%, 11/01/30 ................................        1,580,000           1,654,102
     Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ...................................        2,780,000           2,838,019
     Southeastern Regional Medical Center, 6.25%, 6/01/29 ....................................        4,000,000           4,183,880
     Southeastern Regional Medical Center, 5.375%, 6/01/32 ...................................        3,500,000           3,629,465
     Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 ................        1,090,000           1,106,121
     Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 .....................       10,825,000          11,081,552
     Wilson Memorial Hospital Project, Refunding, AMBAC Insured, 5.625%, 11/01/18 ............        5,000,000           5,034,650
  North Carolina Medical Care Commission Revenue,
     Betsy Johnson Project, FSA Insured, 5.125%, 10/01/32 ....................................        4,500,000           4,665,510
     Chatham Hospital Project, MBIA Insured, 5.25%, 2/01/31 ..................................        6,450,000           6,924,397
     Chatham Hospital Project, MBIA Insured, 5.00%, 8/01/35 ..................................        5,000,000           5,209,650
     Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/26 ................................        7,110,000           7,406,416
     Novant Health Obligation Group, MBIA Insured, 5.00%, 11/01/39 ...........................        9,680,000          10,070,007
     Rowan Regional Medical Center, FSA Insured, 5.00%, 9/01/33 ..............................       25,970,000          27,006,982
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A,
    MBIA Insured,
     5.25%, 1/01/19 ..........................................................................        5,000,000           5,299,000
     5.00%, 1/01/20 ..........................................................................        2,000,000           2,044,440
  North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured,
    5.00%, 6/01/33 ...........................................................................        1,500,000           1,558,935
  North Carolina State GO, Public Improvement, Series A, 4.50%, 3/01/26 ......................        8,855,000           8,930,976
  Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital
    Project, MBIA Insured, 5.00%,
     4/01/31 .................................................................................        6,120,000           6,426,612
     10/01/34 ................................................................................        6,000,000           6,291,240


142 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  Pasquotank County COP, MBIA Insured, 5.00%, 6/01/25 ........................................     $  1,400,000     $     1,449,210
  Piedmont Triad Airport Authority Airport Revenue, Series A, FSA Insured, Pre-Refunded,
    6.00%, 7/01/24 ...........................................................................        5,745,000           6,056,953
  Pitt County COP, School Facilities Project,
     Series A, FSA Insured, Pre-Refunded, 5.25%, 4/01/25 .....................................        1,670,000           1,749,141
     Series B, AMBAC Insured, 5.00%, 4/01/29 .................................................        2,500,000           2,608,375
     Series B, FSA Insured, Pre-Refunded, 5.50%, 4/01/25 .....................................        1,000,000           1,054,020
  Raleigh Combined Enterprise System Revenue,
     5.00%, 3/01/31 ..........................................................................       10,360,000          10,785,900
     Series A, 5.00%, 3/01/36 ................................................................        6,000,000           6,298,440
  Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29 .......................        6,070,000           6,336,291
  Raleigh Durham Airport Authority Airport Revenue, Series A,
     AMBAC Insured, 5.00%, 5/01/30 ...........................................................       14,060,000          14,713,228
     FGIC Insured, 5.00%, 11/01/25 ...........................................................        6,480,000           6,692,933
     FGIC Insured, 5.00%, 11/01/31 ...........................................................        8,000,000           8,241,440
  Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 .............................        5,500,000           5,763,230
  Union County COP, AMBAC Insured, 5.00%, 6/01/30 ............................................        5,000,000           5,228,300
  University of North Carolina at Ashville Revenue, General, Refunding, Series A, AMBAC
    Insured, 5.00%, 6/01/27 ..................................................................        1,200,000           1,243,896
  University of North Carolina at Charlotte Revenue, General, Series B, FSA Insured, 5.00%,
     4/01/32 .................................................................................        5,085,000           5,346,623
     4/01/36 .................................................................................        5,215,000           5,474,811
  University of North Carolina at Wilmington COP, Student Housing Project, FGIC Insured,
    5.00%,
     6/01/26 .................................................................................        1,655,000           1,735,582
     6/01/27 .................................................................................        1,740,000           1,823,398
     6/01/29 .................................................................................        1,915,000           2,003,875
     6/01/37 .................................................................................       11,350,000          11,876,753
  University of North Carolina Greensboro Revenue,
     Housing and Dining System, Series G, MBIA Insured, Pre-Refunded, 6.00%, 4/01/26 .........        2,040,000           2,177,251
     Series A, FSA Insured, 5.00%, 4/01/26 ...................................................        4,940,000           5,130,289
  University of North Carolina System Pool Revenue,
     AMBAC Insured, 5.00%, 4/01/29 ...........................................................        2,500,000           2,606,875
     Series A, AMBAC Insured, 5.00%, 4/01/27 .................................................        1,430,000           1,483,968
     Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27 ...................................          670,000             706,723
     Series A, MBIA Insured, 5.00%, 10/01/33 .................................................        3,500,000           3,686,340
  University of North Carolina University Revenues,
     5.00%, 12/01/28 .........................................................................        1,000,000           1,041,560
     General, Refunding, Series A, 5.00%, 12/01/34 ...........................................       12,460,000          13,065,805
     Series A, 5.00%, 12/01/25 ...............................................................        4,000,000           4,141,640
  Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project,
    Refunding, 5.375%, 2/01/17 ...............................................................        8,000,000           8,393,440
  Wilkes County COP,
     MBIA Insured, 5.00%, 6/01/31 ............................................................        4,295,000           4,494,331
     MBIA Insured, 5.00%, 6/01/36 ............................................................        6,085,000           6,335,276
     Public Improvements Project, FSA Insured, 5.375%, 12/01/20 ..............................        1,000,000           1,055,070


                                       Quarterly Statements of Investments | 143

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  Wilmington COP,
     AMBAC Insured, 5.00%, 9/01/29 ...........................................................     $  1,000,000     $     1,041,820
     Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32 ......................................        5,310,000           5,540,826
  Wilmington Water and Sewer System Revenue, Refunding, FSA Insured, 5.00%, 6/01/34 ..........        8,565,000           8,954,964
  Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/20 ................        2,500,000           2,641,125
                                                                                                                    ---------------
                                                                                                                        629,592,661
                                                                                                                    ---------------
  U.S. TERRITORIES 17.1%
  PUERTO RICO 16.6%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.50%, 5/15/39 ................................................................        7,000,000           7,338,590
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..............................................        4,805,000           5,044,818
     Refunding, FSA Insured, 5.125%, 7/01/30 .................................................        3,445,000           3,577,391
     Series A, 5.375%, 7/01/28 ...............................................................        4,925,000           5,126,285
     Series A, 5.125%, 7/01/31 ...............................................................        3,265,000           3,343,719
     Series A, Pre-Refunded, 5.00%, 7/01/27 ..................................................        5,000,000           5,269,600
     Series A, Pre-Refunded, 5.375%, 7/01/28 .................................................        2,405,000           2,547,520
     Series A, Pre-Refunded, 5.125%, 7/01/31 .................................................        1,000,000           1,049,910
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 .......................................           85,000              86,480
     Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ........................................        3,060,000           3,165,050
     Refunding, Series H, 5.00%, 7/01/35 .....................................................        1,490,000           1,529,157
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/38 ....................................        1,915,000           1,961,132
     Series D, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 .....................................        1,940,000           2,046,428
     Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................        5,000,000           5,355,300
     Series D, Pre-Refunded, 5.25%, 7/01/38 ..................................................        3,000,000           3,196,020
     Series H, Pre-Refunded, 5.00%, 7/01/35 ..................................................        2,790,000           2,965,296
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
    AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............................................        9,000,000           9,157,140
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 ............................................................       23,000,000          24,145,170
  Puerto Rico Electric Power Authority Power Revenue,
     Series II, Pre-Refunded, 5.25%, 7/01/31 .................................................        6,000,000           6,441,600
     Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ...................................        5,000,000           5,314,150
     Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ...................................        3,000,000           3,230,880
     Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ...................................        1,000,000           1,076,960
     Series TT, 5.00%, 7/01/32 ...............................................................        5,100,000           5,304,510
     Series TT, 5.00%, 7/01/37 ...............................................................        5,000,000           5,196,400
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 ....................................................        1,790,000           1,870,997
     Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................        5,210,000           5,567,823
     Series I, 5.00%, 7/01/36 ................................................................        2,405,000           2,474,144
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.70%, 8/01/25 .............................................................        5,000,000           5,234,950
                                                                                                                    ---------------
                                                                                                                        128,617,420
                                                                                                                    ---------------


144 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 0.5%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.50%, 10/01/18 .........................................................................     $  2,000,000     $     2,052,420
     5.625%, 10/01/25 ........................................................................        1,575,000           1,617,352
                                                                                                                    ---------------
                                                                                                                          3,669,772
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                          132,287,192
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $739,311,257) ............................................                          761,879,853
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 0.8%
  MUNICIPAL BONDS 0.8%
  NORTH CAROLINA 0.8%
b Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Series B, Weekly VRDN
    and Put, 3.76%, 1/15/26 ..................................................................        2,160,000           2,160,000
b North Carolina Medical Care Commission Hospital Revenue, Lexington Memorial Hospital
    Project, Refunding, Daily VRDN and Put, 3.87%, 4/01/10 ...................................          200,000             200,000
b North Carolina State GO,
     Refunding, Series B, Weekly VRDN and Put, 3.70%, 6/01/19 ................................        2,400,000           2,400,000
   a Series G, Weekly VRDN and Put, 3.70%, 5/01/21 ...........................................          515,000             515,000
b Wake County GO, Public Improvement, Series C, Weekly VRDN and Put, 3.76%, 4/01/19 ..........        1,000,000           1,000,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,275,000) .............................................                            6,275,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $745,586,257) 99.3% ................................................                          768,154,853
  OTHER ASSETS, LESS LIABILITIES 0.7% ........................................................                            5,717,582
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $   773,872,435
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to statements of Investments. | 145

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.5%
  MUNICIPAL BONDS 99.5%
  OHIO 97.7%
  Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children's
    Hospital Center, FSA Insured, 5.00%, 11/15/22 ............................................     $  5,000,000     $     5,175,500
  Akron GO, Improvement, FGIC Insured, 5.00%,
     12/01/20 ................................................................................        2,150,000           2,255,522
     12/01/21 ................................................................................        2,255,000           2,361,752
     12/01/22 ................................................................................        1,185,000           1,236,986
  Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
     12/01/22 ................................................................................        2,460,000           2,567,920
     12/01/24 ................................................................................        3,200,000           3,332,992
     12/01/33 ................................................................................        8,005,000           8,319,356
  Anthony Wayne Local School District GO,
     Refunding, FSA Insured, 5.00%, 12/01/24 .................................................        3,200,000           3,314,784
     School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.65%,
       12/01/21 ..............................................................................        1,845,000           1,971,715
     School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.70%,
       12/01/25 ..............................................................................        2,335,000           2,499,151
     School Facilities Construction and Improvement, Refunding, FSA Insured, 5.65%,
       12/01/21 ..............................................................................          645,000             684,951
     School Facilities Construction and Improvement, Refunding, FSA Insured, 5.125%,
       12/01/30 ..............................................................................        2,535,000           2,627,908
  Athens City School District GO, School Facilities Construction and Improvement,
    FSA Insured, Pre-Refunded, 6.00%, 12/01/24 ...............................................        2,345,000           2,532,647
  Aurora City School District COP, MBIA Insured, Pre-Refunded,
     6.10%, 12/01/19 .........................................................................        1,825,000           1,943,990
     6.15%, 12/01/24 .........................................................................        1,670,000           1,780,855
  Austintown Local School District GO, School Improvement, FSA Insured, 5.125%,
    12/01/30 .................................................................................        7,715,000           8,159,307
  Avon Lake City School District GO, FGIC Insured, Pre-Refunded, 5.50%, 12/01/26 .............        4,000,000           4,240,720
  Avon Lake Water System Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
    10/01/26 .................................................................................        2,020,000           2,141,725
  Avon Local School District GO, School Improvement, MBIA Insured, Pre-Refunded, 5.25%,
     12/01/23 ................................................................................        1,000,000           1,077,920
     12/01/29 ................................................................................        2,295,000           2,473,826
  Bluffton Exempted Village School District GO, Improvement, AMBAC Insured, 5.50%,
    12/01/28 .................................................................................        1,190,000           1,396,370
  Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
    9/20/36 ..................................................................................        2,940,000           3,035,550
  Brookville Local School District GO, FSA Insured, Pre-Refunded,
     5.25%, 12/01/22 .........................................................................        1,075,000           1,158,764
     5.00%, 12/01/31 .........................................................................        3,000,000           3,191,100
  Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
    5.50%, 12/01/25 ..........................................................................          750,000             786,045
  Butler County GO, Judgment Bonds, FSA Insured, Pre-Refunded, 4.75%, 12/01/26 ...............        4,000,000           4,209,040
  Butler County Transportation Improvement District Revenue, Highway, XLCA Insured,
     4.75%, 12/01/28 .........................................................................        6,845,000           6,981,079
     5.00%, 12/01/31 .........................................................................       12,540,000          13,177,408


146 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Canal Winchester Local School District GO, Capital Appreciation, MBIA Insured, zero cpn.,
     12/01/32 ................................................................................     $  1,455,000     $       445,259
     12/01/33 ................................................................................        2,000,000             584,240
  Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%, 12/01/22 .......        1,555,000           1,655,811
  Chillicothe City School District GO,
     Capital Appreciation, Refunding, FGIC Insured, zero cpn., 12/01/22 ......................        1,905,000             951,852
     Capital Appreciation, Refunding, FGIC Insured, zero cpn., 12/01/23 ......................        1,905,000             905,770
     Capital Appreciation, Refunding, FGIC Insured, zero cpn., 12/01/24 ......................        1,905,000             861,403
     School Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/32 .........................        7,395,000           7,913,907
  Cincinnati City School District GO,
     Classroom Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.00%,
       12/01/25 ..............................................................................       10,660,000          11,339,042
     Classroom Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.00%,
       12/01/27 ..............................................................................        2,500,000           2,659,250
     FSA Insured, 5.00%, 12/01/22 ............................................................        9,510,000           9,893,633
  Cincinnati Technical College Revenue, AMBAC Insured,
     5.25%, 10/01/23 .........................................................................        2,510,000           2,664,867
     5.00%, 10/01/28 .........................................................................        2,715,000           2,823,654
  Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 ............        2,035,000           2,179,892
  Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 .......................        4,000,000           4,182,200
  Cleveland State University General Receipt Revenue, FGIC Insured,
     5.25%, 6/01/24 ..........................................................................        1,000,000           1,066,760
     5.00%, 6/01/34 ..........................................................................        5,000,000           5,212,400
  Cleveland Waterworks Revenue,
     Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/28 ........................        6,715,000           6,815,792
     Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/28 .....................................        4,785,000           4,867,733
     Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/22 ....................................        2,075,000           2,174,102
     Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23 ....................................        4,285,000           4,489,652
     Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/25 ....................................        8,150,000           8,539,244
  Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue
    Housing Corp., Fenn Project, AMBAC Insured, 5.00%,
     8/01/25 .................................................................................        2,440,000           2,546,067
     8/01/28 .................................................................................        2,145,000           2,242,748
  Clyde-Green Springs Exempted Village School District GO, School Facilities Construction,
    Refunding and Improvement, MBIA Insured, 5.125%, 12/01/32 ................................        1,000,000           1,049,740
  Columbus City School District GO, Linden Elementary Construction, FSA Insured, 5.00%,
    12/01/28 .................................................................................          900,000             926,577
  Columbus Municipal Airport Authority Revenue, Airport Improvement, Port Columbus
    International, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/18 .....................        3,565,000           3,626,639
  Columbus Tax Increment Financing Revenue, Easton Project, AMBAC Insured, Pre-Refunded,
    5.30%, 12/01/19 ..........................................................................        1,500,000           1,558,965
  Crawford County GO, Refunding, AMBAC Insured, 5.25%, 12/01/31 ..............................        1,330,000           1,397,152
  Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured,
    5.00%,
     12/01/22 ................................................................................        1,000,000           1,042,720
     12/01/32 ................................................................................        3,000,000           3,117,810


                                       Quarterly Statements of Investments | 147

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Cuyahoga County Hospital Revenue, University Hospitals Health System Inc., AMBAC Insured,
     5.40%, 1/15/19 ..........................................................................     $  1,500,000     $     1,564,530
     5.50%, 1/15/30 ..........................................................................        1,760,000           1,839,253
  Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, 5.75%,
    1/20/29 ..................................................................................        1,000,000           1,042,190
  Cuyahoga County Utility System Revenue,
     AMBAC Insured, 5.125%, 2/15/28 ..........................................................        1,000,000           1,027,380
     Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 ...........        2,945,000           2,958,547
  Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%,
    12/01/27 .................................................................................        1,020,000           1,066,838
  Dayton City School District GO, School Facilities Construction and Improvement, Series A,
    FGIC Insured,
     4.75%, 12/01/25 .........................................................................        9,400,000           9,556,698
     5.00%, 12/01/29 .........................................................................        8,275,000           8,613,365
  Deerefield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured, 5.00%,
    12/01/25 .................................................................................        1,000,000           1,035,870
  Dublin City School District GO, Capital Appreciation Bonds, FGIC Insured, zero cpn.,
    12/01/16 .................................................................................        4,635,000           3,098,358
  Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 .............................        1,950,000           2,021,897
  Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25 .................        1,250,000           1,330,650
  Edgewood City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
    12/01/24 .................................................................................        2,220,000           2,327,936
  Fairborn Ohio City School District GO, School Improvement, FSA Insured, 5.00%,
     12/01/23 ................................................................................        1,205,000           1,266,419
     12/01/24 ................................................................................        1,265,000           1,329,477
     12/01/25 ................................................................................        1,330,000           1,397,790
  Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 .........................................        1,600,000           1,673,184
  Fairless Ohio Local School District GO, Various Purpose School Facilities Construction,
    FSA Insured, 5.00%, 12/01/28 .............................................................        2,085,000           2,174,884
  Field Local School District GO, School Facilities Construction and Improvement, AMBAC
    Insured, 5.00%, 12/01/27 .................................................................        1,290,000           1,346,954
  Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 .........................        1,980,000           2,039,044
  Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation
    Bonds, Refunding, AMBAC Insured, 5.00%,
     12/01/23 ................................................................................        6,910,000           7,271,047
     12/01/24 ................................................................................        7,255,000           7,628,778
  Franklin County Hospital Revenue,
     Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21 ................        3,365,000           3,588,369
     Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28 ................        4,265,000           4,548,111
     OhioHealth Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 .....................        5,250,000           5,413,065
  Franklin County Ohio Hospital Revenue, The Children's Hospital, FGIC Insured, 5.00%,
    5/01/35 ..................................................................................       10,000,000          10,369,500
  Franklin GO, MBIA Insured, 5.25%, 12/01/27 .................................................        1,500,000           1,578,735
  Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured, 5.00%,
    12/01/27 .................................................................................        2,655,000           2,783,290
  Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured,
    5.125%, 12/01/31 .........................................................................        1,000,000           1,056,930


148 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Graham Local School District GO, School Improvement, Refunding, MBIA Insured, 5.00%,
    12/01/33 .................................................................................     $  6,055,000     $     6,353,754
  Grand Valley Local School District GO, Classroom Facilities Improvement, FGIC Insured,
    5.00%, 12/01/24 ..........................................................................        1,300,000           1,346,631
  Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A, MBIA
    Insured, Pre-Refunded, 5.125%, 12/01/21 ..................................................        1,750,000           1,843,380
  Green Community Learning Centers Income Tax Revenue, MBIA Insured, 5.00%,
     12/01/27 ................................................................................        1,205,000           1,259,888
     12/01/28 ................................................................................        1,265,000           1,320,293
     12/01/32 ................................................................................        2,675,000           2,787,002
  Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,
     12/01/22 ................................................................................        1,475,000           1,558,205
     12/01/28 ................................................................................        2,620,000           2,767,794
  Greene County Sewer System Revenue, Governmental Enterprise,
     AMBAC Insured, Pre-Refunded, 5.625%, 12/01/25 ...........................................        1,890,000           2,018,274
     MBIA Insured, Pre-Refunded, 5.25%, 12/01/25 .............................................        5,000,000           5,208,900
  Greene County Water System Revenue,
     Governmental Enterprise, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 ....................        5,400,000           5,761,314
     Series A, FGIC Insured, Pre-Refunded, 6.125%, 12/01/21 ..................................        2,100,000           2,166,507
  Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 ...............................        2,690,000           2,801,796
  Hamilton County Convention Facilities Authority Revenue,
     FGIC Insured, 5.00%, 12/01/24 ...........................................................        2,795,000           2,917,169
     FGIC Insured, 5.00%, 12/01/28 ...........................................................        5,400,000           5,622,750
     second lien, FGIC Insured, 5.00%, 12/01/33 ..............................................        7,235,000           7,515,790
  Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J,
     FGIC Insured, 5.25%, 5/15/34 ............................................................        5,000,000           5,273,200
  Hamilton County Sales Tax Revenue,
     Refunding, Sub Series B, AMBAC Insured, 5.25%, 12/01/32 .................................        3,965,000           4,110,515
     Refunding, Sub Series B, AMBAC Insured, 5.60%, 12/01/32 .................................          245,000             257,076
     Sub Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 ..............................       15,755,000          16,494,855
     Sub Series B, AMBAC Insured, Pre-Refunded, 5.60%, 12/01/32 ..............................          955,000           1,010,667
  Hamilton County Sewer System Revenue,
     Improvement, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 ......................        1,000,000           1,058,470
     Metropolitan Sewer District Improvement, Series B, MBIA Insured, 5.00%, 12/01/30 ........        4,000,000           4,203,160
  Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
     11/01/18 ................................................................................        1,010,000           1,070,236
     11/01/19 ................................................................................        1,015,000           1,075,535
     11/01/20 ................................................................................        1,120,000           1,184,938
     11/01/21 ................................................................................        1,180,000           1,246,458
  Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.20%,
    10/15/23 .................................................................................        7,275,000           7,491,358
  Heath City School District GO, School Improvement, Series A, FGIC Insured, Pre-Refunded,
     5.60%, 12/01/21 .........................................................................        1,000,000           1,058,290
     5.50%, 12/01/27 .........................................................................        1,170,000           1,234,409
  Highland Local School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
     12/01/23 ................................................................................        3,680,000           3,857,560
     12/01/26 ................................................................................        3,675,000           3,852,319


                                       Quarterly Statements of Investments | 149

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Hilliard School District GO,
     Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
       12/01/19 ..............................................................................     $  2,190,000     $     1,251,651
     Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
       12/01/20 ..............................................................................        4,525,000           2,459,881
     School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28 .........................        4,000,000           4,287,680
     School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 .............................        3,010,000           3,165,557
  Huber Heights Water System Revenue, Refunding and Improvement, MBIA Insured, 5.00%,
     12/01/27 ................................................................................        3,205,000           3,377,108
     12/01/30 ................................................................................        2,250,000           2,364,278
  Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 ..............................        6,720,000           6,997,200
  Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 .......................        1,390,000           1,477,918
  Ironton City School District GO, MBIA Insured, 5.00%, 12/01/34 .............................        5,130,000           5,403,275
  Jackson Center Local School District Shelby County GO, Facilities Construction and
    Improvement, MBIA Insured, 5.00%, 12/01/28 ...............................................        1,175,000           1,216,572
  Jackson City School District GO, School Improvement, MBIA Insured, Pre-Refunded,
    5.25%, 12/01/27 ..........................................................................        3,000,000           3,157,320
  Jackson Local School District GO, Stark and Summit Counties Local School District,
    FSA Insured, Pre-Refunded,
     5.50%, 12/01/20 .........................................................................        4,000,000           4,220,200
     5.625%, 12/01/25 ........................................................................        3,500,000           3,706,850
  Jefferson Local School District Madison County School Construction GO, FGIC Insured,
     5.00%, 12/01/25 .........................................................................        1,200,000           1,256,424
  Jonathan Alder Local School District GO, School Facilities Construction and  Improvement,
     MBIA Insured, 4.75%, 12/01/22 ...........................................................        1,105,000           1,129,619
     MBIA Insured, Pre-Refunded, 5.00%, 12/01/27 .............................................        3,895,000           4,114,717
     MBIA Insured, Pre-Refunded, 5.00%, 12/01/30 .............................................        3,320,000           3,507,281
     Refunding, MBIA Insured, 5.00%, 12/01/27 ................................................        2,300,000           2,383,651
  Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
     12/01/24 ................................................................................        2,380,000           2,472,225
     12/01/25 ................................................................................        2,500,000           2,596,875
  Kettering City School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
     12/01/28 ................................................................................        2,970,000           3,166,287
     12/01/31 ................................................................................        2,595,000           2,766,504
  Keystone Local School District Lorain County GO, School Improvement, FSA Insured, 5.00%,
    12/01/30 .................................................................................        6,170,000           6,435,865
  Lake County Hospital Facilities Revenue, Lake Hospital System Inc., AMBAC Insured,
    5.00%, 8/15/23 ...........................................................................        1,500,000           1,526,085
  Lake Ohio Local School District GO, MBIA Insured, Pre-Refunded,
     5.30%, 12/01/21 .........................................................................        1,575,000           1,683,612
     5.375%, 12/01/25 ........................................................................        1,900,000           2,036,838
  Lakewood City School District GO, School Improvement,
     FSA Insured, Pre-Refunded, 5.125%, 12/01/31 .............................................       21,900,000          23,613,018
     Refunding, FSA Insured, 4.50%, 12/01/31 .................................................       12,220,000          12,059,185
  Lakota Local School District GO, FSA Insured, 5.00%, 12/01/29 ..............................        8,365,000           8,795,965
  Lebanon City School District GO, FSA Insured, Pre-Refunded, 5.00%, 12/01/29 ................        6,250,000           6,551,562


150 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Licking County Joint Vocational School District GO, School Facilities Construction and
    Improvement, MBIA Insured,
     5.00%, 12/01/21 .........................................................................     $  2,200,000     $     2,289,848
     4.75%, 12/01/23 .........................................................................        2,230,000           2,277,499
  Licking Heights Local School District GO, School Facilities Construction and Improvement,
     Refunding, Series A, MBIA Insured, 5.00%, 12/01/24 ......................................        2,085,000           2,181,348
     Refunding, Series A, MBIA Insured, 5.00%, 12/01/25 ......................................        2,215,000           2,317,355
     Refunding, Series A, MBIA Insured, 5.00%, 12/01/26 ......................................        2,345,000           2,451,768
     Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 ..................................        4,000,000           4,236,400
  Little Miami Local School District GO,
     Refunding, FSA Insured, 4.50%, 12/01/34 .................................................       20,255,000          19,909,652
     School Improvement, FSA Insured, Pre-Refunded, 5.00%, 12/01/34 ..........................        4,000,000           4,323,080
  Logan Hocking Local School District GO, Construction and Improvement, MBIA Insured,
    Pre-Refunded, 5.00%,
     12/01/22 ................................................................................        1,200,000           1,257,900
     12/01/29 ................................................................................        1,000,000           1,048,250
  London City School District GO, School Facilities Construction and Improvement, FGIC
    Insured, Pre-Refunded, 5.00%,
     12/01/22 ................................................................................          700,000             733,775
     12/01/29 ................................................................................        1,500,000           1,572,375
  Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 ..................        1,640,000           1,711,881
  Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A,
    AMBAC Insured, 5.50%, 9/01/29 ............................................................        6,250,000           6,544,937
  Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding, Series B,
    MBIA Insured, 5.50%, 9/01/27 .............................................................        5,000,000           5,116,500
  Lorain GO, Urban Renewal, MBIA Insured, 5.70%, 12/01/28 ....................................        1,050,000           1,114,607
  Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 ..........................        3,500,000           3,604,790
  Loveland City School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
    12/01/24 .................................................................................        4,000,000           4,157,120
  Lucas County GO, 8.00%,
     12/01/08 ................................................................................          110,000             116,675
     12/01/09 ................................................................................          120,000             130,877
     12/01/10 ................................................................................          220,000             247,020
  Lucas County Hospital Revenue, Promedica Healthcare Obligation Group,
     MBIA Insured, ETM, 5.75%, 11/15/14 ......................................................        4,460,000           4,546,613
     Refunding, AMBAC Insured, 5.375%, 11/15/29 ..............................................          750,000             775,965
     Refunding, MBIA Insured, 5.75%, 11/15/14 ................................................          300,000             305,691
  Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded,
    5.125%, 12/01/24 .........................................................................        4,180,000           4,441,417
  Madison Local School District Butler County GO,
     MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 .............................................        1,000,000           1,056,950
     School Improvement, FGIC Insured, Pre-Refunded, 5.60%, 12/01/26 .........................        1,120,000           1,195,107
  Mahoning County Hospital Facilities Revenue, Western Reserve Care, MBIA Insured, ETM,
    5.50%, 10/15/25 ..........................................................................        4,750,000           5,397,472
  Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 ......................        1,905,000           2,008,003


                                       Quarterly Statements of Investments | 151

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Marion County City School District GO, School Facilities Construction and Improvement
    Project, FSA Insured,
     5.55%, 12/01/20 ........................................................................      $  1,000,000     $     1,059,380
     5.625%, 12/01/22 .......................................................................         1,100,000           1,166,880
  Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31 ............................         1,500,000           1,588,095
  Martins Ferry City School District GO, School Facilities Construction and Improvement,
    FSA Insured, 5.00%, 12/01/32 ............................................................         3,610,000           3,779,309
  Marysville Exempted Village School District COP, School Facilities Project, MBIA Insured,
    Pre-Refunded, 5.25%,
     12/01/28 ...............................................................................         2,120,000           2,310,270
     12/01/30 ...............................................................................         2,650,000           2,887,838
  Marysville Exempted Village School District GO,
     Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/20 .....................         1,000,000             550,840
     Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/21 .....................         1,000,000             524,780
     FSA Insured, Pre-Refunded, 5.30%, 12/01/21 .............................................         2,000,000           2,114,700
     FSA Insured, Pre-Refunded, 5.35%, 12/01/25 .............................................         2,010,000           2,128,530
     FSA Insured, Pre-Refunded, 5.375%, 12/01/29 ............................................         2,465,000           2,612,358
     Refunding, MBIA Insured, 5.00%, 12/01/29 ...............................................         1,000,000           1,035,380
     School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 .......................         2,890,000           3,121,258
  Marysville Wastewater Treatment System Revenue,
     first mortgage, MBIA Insured, Pre-Refunded, 5.00%, 12/01/35 ............................         4,780,000           5,146,148
     Refunding, XLCA Insured, 4.75%, 12/01/46 ...............................................        10,000,000          10,060,700
   a XLCA Insured, 4.25%, 12/01/27 ..........................................................         1,170,000           1,123,539
   a XLCA Insured, 5.00%, 12/01/37 ..........................................................         7,545,000           7,909,122
   a XLCA Insured, 4.75%, 12/01/47 ..........................................................         5,500,000           5,513,475
  Mason City School District GO, School Improvement,
     FSA Insured, 5.00%, 12/01/31 ...........................................................         5,000,000           5,330,450
     MBIA Insured, Pre-Refunded, 5.00%, 12/01/20 ............................................         5,495,000           5,760,134
  Maumee City School District GO, School Facilities Construction and Improvement,
    FSA Insured, 5.00%, 12/01/27 ............................................................         3,610,000           3,764,219
  Medina City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/27 ..................         2,015,000           2,110,894
  Medina GO, 5.00%, 12/01/22 ................................................................         1,100,000           1,154,274
  Miami East Local School District GO, School Improvement, FSA Insured, 4.50%,
    12/01/29 ................................................................................         1,670,000           1,642,144
  Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%,
    12/01/22 ................................................................................         1,675,000           1,748,482
  Middletown City School District GO, FGIC Insured, 5.00%, 12/01/31 .........................        14,975,000          15,928,907
  Milford Exempted Village School District GO, School Improvement, FSA Insured,
    Pre-Refunded,
     5.00%, 12/01/22 ........................................................................         2,000,000           2,096,500
     5.125%, 12/01/30 .......................................................................         7,325,000           7,715,862
  Minerva Local School District GO, Classroom Facilities, MBIA Insured, Pre-Refunded, 5.30%,
    12/01/29 ................................................................................         1,300,000           1,392,456
  Minster School District School Facilities and Construction GO, FSA Insured, Pre-Refunded,
     5.70%, 12/01/23 ........................................................................         3,190,000           3,414,257
     5.75%, 12/01/27 ........................................................................         3,260,000           3,494,459
  Monroe Local School District GO, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23 .............         1,000,000           1,056,410


152 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Morley Library District GO, Lake County District Library, Library Improvement,
    AMBAC Insured, 4.75%, 12/01/21 ..........................................................      $  1,000,000     $     1,024,250
  New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
    AMBAC Insured,
     5.125%, 10/01/21 .......................................................................         3,000,000           3,134,460
     5.20%, 10/01/24 ........................................................................         5,000,000           5,247,050
  New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured,
    5.85%, 1/01/21 ..........................................................................           830,000             833,718
  Newark City School District GO, School Improvement, Series A, FGIC Insured, 5.00%,
    12/01/33 ................................................................................         5,535,000           5,808,097
  Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, Pre-Refunded,
    5.45%, 12/01/25 .........................................................................         3,035,000           3,223,777
  Oak Hills Local School District GO, MBIA Insured, Pre-Refunded, 5.45%, 12/01/21 ...........         5,000,000           5,093,050
  Ohio Capital Corp. HMR, Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 .................           560,000             566,222
  Ohio Center Local Government Capital Asset Financing Program Fractionalized Interests GO,
    FSA Insured,
     4.875%, 12/01/18 .......................................................................         1,255,000           1,312,103
     5.25%, 12/01/23 ........................................................................         1,410,000           1,501,565
  Ohio HFA,
     MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32 .............         2,035,000           2,076,066
     RMR, Series C, GNMA Secured, 5.75%, 9/01/30 ............................................           405,000             410,731
  Ohio State Air Quality Development Authority Revenue,
     Cincinnati Gas and Electric, Refunding, Series B, MBIA Insured, 5.45%, 1/01/24 .........         3,500,000           3,502,485
     JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ................................         6,875,000           7,022,537
     Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 .....................         9,075,000           9,299,697
     Pollution Control, Dayton Power, Refunding, Series B, FGIC Insured, 4.80%, 1/01/34 .....        28,270,000          28,703,944
  Ohio State Building Authority Revenue, State Facilities,
     Administration Building Fund Project, Refunding, Series A, FSA Insured, 5.00%,
       4/01/22 ..............................................................................         3,100,000           3,204,315
     Adult Correction, Series A, FSA Insured, 5.00%, 4/01/24 ................................         5,390,000           5,652,655
  Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
    6.50%, 4/15/12 ..........................................................................           700,000             701,652
  Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 ..................................         5,000,000           5,086,500
  Ohio State Higher Educational Facility Commission Revenue,
     FGIC Insured, 5.00%, 5/01/23 ...........................................................         8,460,000           8,787,994
     Higher Educational Facility, Oberlin College, AMBAC Insured, Pre-Refunded, 5.00%,
       10/01/26 .............................................................................         8,000,000           8,298,800
     Higher Educational Facility, Xavier University Project, CIFG Insured, 5.00%, 5/01/23 ...         3,385,000           3,545,889
     Higher Educational Facility, Xavier University Project, CIFG Insured, 5.00%, 5/01/24 ...         2,000,000           2,092,040
     Hospital, University Hospitals, AMBAC Insured, 4.75%, 1/15/46 ..........................        15,000,000          15,091,350
     University of Dayton Project, XLCA Insured, 5.00%, 12/01/34 ............................         8,500,000           8,844,335
  Ohio State Higher Educational Facility Revenue,
     Case Western Reserve University Project, Refunding, MBIA Insured, 5.00%, 12/01/44 ......         5,000,000           5,203,100
     Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34 ......         4,935,000           5,125,935
     Otterbein College Project, CIFG Insured, 5.00%, 12/01/25 ...............................         2,205,000           2,312,207
     Otterbein College Project, CIFG Insured, 5.00%, 12/01/35 ...............................         3,225,000           3,370,125
  Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 ............        16,425,000          17,002,831


                                       Quarterly Statements of Investments | 153

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Ohio State University General Receipts Athens Revenue,
     FSA Insured, Pre-Refunded, 5.00%, 12/01/24 .............................................      $  3,025,000     $     3,116,234
     MBIA Insured, 5.00%, 12/01/24 ..........................................................         2,155,000           2,250,510
  Ohio State University General Receipts Revenue,
     Series A, 5.125%, 12/01/31 .............................................................         2,500,000           2,611,050
     State University Ohio, Series B, MBIA Insured, 5.00%, 6/01/33 ..........................         5,255,000           5,453,008
  Ohio State Water Development Authority Pollution Control Facilities Revenue, Water Control
    Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%, 6/01/19 ............         5,000,000           5,085,250
  Ohio State Water Development Authority Revenue,
     Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23 ............................         2,255,000           2,382,205
     Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ..............................         1,215,000           1,257,561
  Olentangy Local School District GO,
     BIG Insured, 7.75%, 12/01/08 ...........................................................           375,000             396,915
     BIG Insured, 7.75%, 12/01/09 ...........................................................           375,000             409,673
     BIG Insured, 7.75%, 12/01/10 ...........................................................           375,000             421,796
     FSA Insured, 5.00%, 12/01/25 ...........................................................            45,000              46,544
     FSA Insured, 5.00%, 12/01/30 ...........................................................         7,000,000           7,361,760
     FSA Insured, Pre-Refunded, 5.00%, 12/01/25 .............................................         1,130,000           1,188,466
     FSA Insured, Pre-Refunded, 5.00%, 12/01/25 .............................................           660,000             692,010
     FSA Insured, Pre-Refunded, 5.00%, 12/01/30 .............................................         3,910,000           4,099,635
     Refunding, FSA Insured, 5.00%, 12/01/30 ................................................            90,000              92,842
     School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.625%,
       12/01/27 .............................................................................         4,500,000           4,765,950
     School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded,
       5.25%, 12/01/32 ......................................................................        11,200,000          12,110,000
  Ottawa and Glandorf Local School District GO, School Facilities Construction and
    Improvement, MBIA Insured, Pre-Refunded, 5.25%, 12/01/23 ................................         2,175,000           2,324,357
  Perrysburg Exempted Village School District GO,
     Refunding, FSA Insured, Series B, 5.00%, 12/01/25 ......................................         2,235,000           2,299,770
     Series B, FSA Insured, Pre-Refunded, 5.00%, 12/01/25 ...................................         2,765,000           2,873,609
  Pickerington Local School District GO,
     AMBAC Insured, Pre-Refunded, 5.00%, 12/01/25 ...........................................         7,000,000           7,274,960
     School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%,
       12/01/28 .............................................................................         3,000,000           3,144,750
  Plain Local School District GO, FGIC Insured,
     6.00%, 12/01/25 ........................................................................           800,000             856,928
     Pre-Refunded, 6.00%, 12/01/25 ..........................................................         3,700,000           3,995,815
  Plainesville City School District GO, School Improvement, FGIC Insured, 5.00%,
    12/01/28 ................................................................................         2,515,000           2,631,621
  Princeton City School District GO, MBIA Insured, Pre-Refunded, 5.00%,
     12/01/25 ...............................................................................         1,700,000           1,808,290
     12/01/26 ...............................................................................         2,725,000           2,898,582
     12/01/30 ...............................................................................         2,260,000           2,403,962
  Ravenna City School District GO, School Improvement, FSA Insured, 5.00%, 1/15/31 ..........         1,710,000           1,795,432
  Ridgewood Local School District GO, School Facilities Improvement, FSA Insured,
    Pre-Refunded, 6.00%, 12/01/24 ...........................................................         1,730,000           1,868,435


154 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Rittman Exempted Village School District GO, School Improvement, FSA Insured, 5.125%,
    12/01/31 ................................................................................      $  1,000,000     $     1,039,870
  Riverside Local School District GO, School Facilities Construction and Improvement,
    MBIA Insured, Pre-Refunded, 5.75%, 12/01/22 .............................................         1,000,000           1,071,920
  Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured,
    Pre-Refunded, 5.875%, 10/01/24 ..........................................................         3,100,000           3,275,584
  Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
     5.00%, 12/01/21 ........................................................................         1,225,000           1,282,992
     5.25%, 12/01/26 ........................................................................           725,000             767,420
a Shawnee State University Revenue, MBIA Insured, 5.00%,
     6/01/28 ................................................................................         5,780,000           6,100,906
     6/01/34 ................................................................................         5,470,000           5,755,534
  Sidney City School District GO, School Improvement, Refunding,
     FGIC Insured, 5.125%, 12/01/28 .........................................................         1,425,000           1,485,463
     Series B, FGIC Insured, 5.25%, 12/01/23 ................................................         1,780,000           1,875,728
     Series B, FGIC Insured, 5.25%, 12/01/28 ................................................         1,000,000           1,051,680
  South-Western City School District of Ohio Franklin and Pickway Counties GO, FGIC Insured,
    ETM, 7.875%, 12/01/07 ...................................................................           600,000             612,198
  Springboro Sewer System Revenue, Mortgage, MBIA Insured, 5.00%,
     6/01/25 ................................................................................         1,000,000           1,044,320
     6/01/27 ................................................................................         1,095,000           1,144,877
  St. Henry Local Consolidated School District GO, MBIA Insured, Pre-Refunded, 5.75%,
    12/01/22 ................................................................................         1,515,000           1,623,959
  Steubenville City School District GO, School Facilities and Implementation, MBIA Insured,
    5.60%, 12/01/22 .........................................................................         1,500,000           1,591,500
  Streetsboro City School District GO, School Improvement, MBIA Insured, Pre-Refunded,
    5.00%, 12/01/25 .........................................................................         2,500,000           2,620,625
  Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34 ......................         2,355,000           2,455,747
  Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22 ..............         1,950,000           2,062,652
  Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
    5.25%, 12/01/21 .........................................................................         4,505,000           4,802,600
  Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded,
    5.25%, 12/01/25 .........................................................................         1,895,000           2,021,794
  Sycamore Community City School District COP, Blue Ash Elementary School Project,
    AMBAC Insured, 5.125%, 12/01/25 .........................................................         1,000,000           1,039,970
  Sylvania City School District GO,
     Refunding, FGIC Insured, 5.00%, 12/01/22 ...............................................         1,550,000           1,608,683
     Various Purpose, FGIC Insured, Pre-Refunded, 5.30%, 12/01/20 ...........................         2,225,000           2,378,436
  Toledo City School District GO, School Facilities Improvement,
     FSA Insured, 5.00%, 12/01/23 ...........................................................         1,500,000           1,559,760
     Series B, FGIC Insured, 5.00%, 12/01/27 ................................................         1,925,000           2,007,236
  Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
     11/15/22 ...............................................................................         1,000,000           1,043,590
     11/15/23 ...............................................................................         1,000,000           1,041,300
  Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured,
    5.25%, 12/01/26 .........................................................................         1,500,000           1,613,700


                                       Quarterly Statements of Investments | 155

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Toledo Waterworks Revenue, MBIA Insured, 5.00%, 11/15/30 ..................................      $  6,425,000     $     6,726,589
  Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 ..................         2,750,000           2,901,140
  Tri-Valley Local School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29 ..........         8,530,000           9,067,305
  Trotwood-Madison City School District GO, School Improvement,
     FGIC Insured, Pre-Refunded, 5.375%, 12/01/22 ...........................................         1,685,000           1,811,038
     Refunding, FSA Insured, 4.50%, 12/01/30 ................................................         5,420,000           5,319,730
  Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 ..............................         1,475,000           1,567,999
  Twinsburg GO,
     Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 ..................................         1,000,000           1,034,070
     Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 ..............................         1,000,000           1,034,070
  Union County GO, MBIA Insured, Pre-Refunded, 5.00%, 12/01/33 ..............................         2,895,000           3,079,411
  University of Akron General Receipts Revenue, FGIC Insured,
     4.75%, 1/01/25 .........................................................................         1,080,000           1,102,572
     5.00%, 1/01/28 .........................................................................         1,475,000           1,536,095
     5.00%, 1/01/35 .........................................................................         5,250,000           5,461,365
     Pre-Refunded, 5.70%, 1/01/24 ...........................................................         7,050,000           7,439,089
     Pre-Refunded, 5.75%, 1/01/29 ...........................................................         1,500,000           1,584,600
  University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
    6/01/28 .................................................................................         7,400,000           7,607,866
  University of Cincinnati General Receipts Revenue,
     AMBAC Insured, 5.00%, 6/01/31 ..........................................................         1,350,000           1,397,763
     Series A, AMBAC Insured, 5.00%, 6/01/23 ................................................         1,845,000           1,926,770
     Series A, AMBAC Insured, 5.00%, 6/01/24 ................................................         1,940,000           2,025,981
     Series A, AMBAC Insured, 5.00%, 6/01/25 ................................................         2,005,000           2,093,862
     Series AD, MBIA Insured, Pre-Refunded, 5.125%, 6/01/20 .................................         1,500,000           1,500,000
  University of Toledo General Receipts Bonds Revenue, Series A, AMBAC Insured, 4.50%,
    6/01/30 .................................................................................         5,000,000           4,908,600
  Upper Scioto Valley Local School District GO, School Facilities Construction and
    Improvement, FGIC Insured, 5.25%, 12/01/25 ..............................................         1,160,000           1,214,300
  Van Wert City School District GO, School Improvement, FGIC Insured,
     5.00%, 12/01/27 ........................................................................         4,805,000           5,075,329
     Pre-Refunded, 5.00%, 12/01/30 ..........................................................         2,500,000           2,641,025
  Wadsworth City School District GO, FGIC Insured, Pre-Refunded, 5.75%, 12/01/22 ............         1,200,000           1,276,248
  Warren City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 .........         3,000,000           3,131,130
  Warrensville Heights City School District GO, School Improvement, FGIC Insured,
    Pre-Refunded,
     5.625%, 12/01/20 .......................................................................         3,500,000           3,737,545
     5.75%, 12/01/24 ........................................................................         2,750,000           2,947,780
  Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 ...................................         1,085,000           1,126,013
  Wausen Exempted Village School District GO, School Improvement, MBIA Insured,
    Pre-Refunded, 5.50%, 12/01/17 ...........................................................         1,800,000           1,818,000
  West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 ..................................         1,500,000           1,544,910
  West Muskingum Local School District School Facilities GO, FGIC Insured, 5.00%,
    12/01/24 ................................................................................         2,750,000           2,864,290
  Westfall Local School District GO, School Facilities Construction Improvement, FGIC
    Insured, Pre-Refunded, 6.00%, 12/01/22 ..................................................         2,850,000           3,025,560


156 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Wheelersburg Local School District GO, School Improvement, FSA Insured, 5.00%,
    12/01/32 ................................................................................      $  1,400,000     $     1,465,660
  Wilmington Water Revenue, first mortgage, System, AMBAC Insured, 5.25%, 6/15/29 ...........         3,320,000           3,393,903
  Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 ..............           500,000             504,990
  Zanesville City School District GO, School Improvement, MBIA Insured,
     4.75%, 12/01/22 ........................................................................         5,500,000           5,660,545
     4.75%, 12/01/26 ........................................................................         3,250,000           3,334,402
     5.05%, 12/01/29 ........................................................................         3,500,000           3,660,055
                                                                                                                    ---------------
                                                                                                                      1,161,066,518
                                                                                                                    ---------------
  U.S. TERRITORIES 1.8%
  PUERTO RICO 1.8%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
    5.00%, 7/01/32 ..........................................................................        10,000,000          10,539,200
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ................        11,000,000          11,009,790
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES ....................................................................                            21,548,990
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,139,350,667) .........................................                         1,182,615,508
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 0.8%
  MUNICIPAL BONDS 0.8%
  OHIO 0.8%
b Cuyahoga County Hospital Revenue, University Hospitals of Cleveland, Daily VRDN and Put,
    3.74%, 1/01/16 ..........................................................................         1,800,000           1,800,000
b Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
    Series C, Daily VRDN and Put, 3.93%, 6/01/23 ............................................         1,300,000           1,300,000
b Ohio State GO, Refunding and Improvement, Infrastructure, Series D, Weekly VRDN and Put,
    3.72%, 2/01/19 ..........................................................................         5,950,000           5,950,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $9,050,000) ............................................                             9,050,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $1,148,400,667) 100.3% ............................................                         1,191,665,508
  OTHER ASSETS, LESS LIABILITIES (0.3)% .....................................................                            (3,582,737)
                                                                                                                    ---------------
  NET ASSETS 100.0% .........................................................................                       $ 1,188,082,771
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 157

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.3%
   MUNICIPAL BONDS 98.3%
   OREGON 83.3%
   Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20 .........................     $  1,550,000     $     1,623,951
   Benton and Linn County School District No. 509J GO, Corvallis, FSA Insured,
     Pre-Refunded, 5.00%, 6/01/22 ............................................................        5,000,000           5,288,450
   Benton County Hospital Facilities Authority Revenue, Samaritan Health Services
     Project, Refunding,
      5.20%, 10/01/17 ........................................................................        4,000,000           4,084,920
      5.125%, 10/01/28 .......................................................................        4,500,000           4,575,510
   Clackamas County Hospital Facility Authority Revenue,
      Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22 .............................        2,125,000           2,178,677
      Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26 .............................        1,000,000             992,180
      Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 ......................................        2,500,000           2,595,925
      Willamette Falls Hospital Project, 6.00%, 4/01/19 ......................................        1,000,000           1,028,030
      Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 ...............................          500,000             506,050
      Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 ...............................        1,500,000           1,520,880
   Clackamas County School District No. 7J Lake Oswego GO,
      MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 .............................................        5,000,000           5,210,700
      Refunding, FSA Insured, 5.25%, 6/01/25 .................................................        3,075,000           3,430,101
   Clackamas County School District No. 12 North Clackamas GO, Series A, FSA Insured,
     4.75%, 6/15/31 ..........................................................................       11,000,000          11,318,340
   Clackamas County School District No. 86 GO, Canby, 5.25%, 6/15/20 .........................        3,000,000           3,118,920
   Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded, 5.00%, 6/15/25 ....        5,000,000           5,212,600
   Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36 ...................        2,315,000           2,222,261
   Coos County School District No. 13 GO, FSA Insured,
      5.00%, 6/15/22 .........................................................................           55,000              57,050
      Pre-Refunded, 5.00%, 6/15/22 ...........................................................        2,465,000           2,589,975
   Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded,
     5.375%, 12/15/20 ........................................................................        2,750,000           2,888,930
   Deschutes and Jefferson Counties School District No. 2J Redmond GO, Series A, FGIC
     Insured, 5.00%, 6/15/21 .................................................................        1,000,000           1,050,720
   Deschutes County Administrative School District No. 1 GO, Series A, FSA
     Insured, Pre-Refunded, 5.125%, 6/15/21 ..................................................        3,500,000           3,664,990
   Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured,
     5.25%, 11/01/21 .........................................................................        1,000,000           1,066,490
   Gresham Stormwater Revenue, FGIC Insured, Pre-Refunded, 5.30%, 5/01/21 ....................        1,190,000           1,251,975
   High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30 ..................        1,010,000           1,014,707
   Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 ...............................................        5,360,000           5,607,471
   Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare
     Project, Radian Insured, 5.375%,
      10/01/26 ...............................................................................        2,000,000           2,089,460
      10/01/31 ...............................................................................        2,000,000           2,091,880
   Jackson County School District No. 4 GO, FSA Insured,
      5.00%, 6/15/20 .........................................................................        1,450,000           1,499,068
      Pre-Refunded, 5.00%, 6/15/20 ...........................................................          550,000             573,386
   Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured,
     4.75%, 6/15/20 ..........................................................................        2,155,000           2,227,774


158 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   OREGON (CONTINUED)
   Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
      6/15/20 ................................................................................     $  1,680,000     $     1,751,434
      6/15/21 ................................................................................        1,500,000           1,563,780
   Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center
     Project,
      Pre-Refunded, 6.25%, 9/01/31 ...........................................................        3,290,000           3,671,508
      Refunding, 6.25%, 9/01/31 ..............................................................        1,960,000           2,106,314
      Refunding, Assured Guaranty, 5.00%, 9/01/36 ............................................        5,000,000           5,217,700
   Lane and Douglas Counties School District No. 45J3 GO, South Lane District,
     Refunding, FSA Insured, 4.75%, 6/15/25 ..................................................        3,510,000           3,590,239
   Lane County School District No. 4J Eugene GO, FSA Insured, 4.75%, 7/01/22 .................        5,150,000           5,266,235
   Lane County School District No. 19 Springfield GO, FSA Insured, zero cpn.,
      6/15/27 ................................................................................        5,580,000           2,141,269
      6/15/28 ................................................................................        2,000,000             730,140
      6/15/29 ................................................................................        1,925,000             668,437
   Lane County School District No. 52 Bethel GO, Refunding, FSA Insured, 5.00%, 6/15/20 ......        5,700,000           5,938,773
   Linn County Community School District No. 9 GO,
      Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21 ....................................        1,155,000           1,255,832
      Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30 ....................................        9,495,000          10,349,170
      MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 ............................................        5,000,000           5,218,800
   Linn County School District No. 55 GO, Sweet Home, FSA Insured, Pre-Refunded,
     5.00%, 6/15/29 ..........................................................................        1,000,000           1,042,520
   Marion County Housing Authority Revenue, Elliott Residence Project, GNMA Secured,
     7.50%, 10/20/25 .........................................................................        1,105,000           1,155,278
   Medford Hospital Facilities Authority Revenue, Asante Health System,
      Refunding, Series A, MBIA Insured, 5.00%, 8/15/18 ......................................        2,570,000           2,625,255
      Refunding, Series A, MBIA Insured, 5.00%, 8/15/24 ......................................        1,715,000           1,746,607
      Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/24 ...................................        3,585,000           3,673,514
   Multnomah County Educational Facilities Revenue, University of Portland Project,
     6.00%, 4/01/25 ..........................................................................        2,000,000           2,089,320
   Multnomah County GO, Refunding, AMBAC Insured, 4.50%, 8/01/19 .............................        1,500,000           1,529,355
   Multnomah County School District No. 7 Reynolds GO, Series 2005, MBIA Insured,
     5.00%, 6/01/35 ..........................................................................        3,220,000           3,287,105
   Multnomah County School District No. 40 GO, FSA Insured, Pre-Refunded, 5.00%, 12/01/20 ....        3,490,000           3,622,166
   Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC
     Insured, Pre-Refunded, 5.00%, 6/15/21 ...................................................        5,000,000           5,212,600
   Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital
     Appreciation, AMBAC Insured, zero cpn., 6/01/16 .........................................        2,260,000           1,540,416
   Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam
     Fishway Project, 5.20%, 12/01/24 ........................................................        5,000,000           5,006,000
   Oak Lodge Water District GO, AMBAC Insured,
      7.40%, 12/01/08 ........................................................................          215,000             218,954
      7.50%, 12/01/09 ........................................................................          215,000             219,036
   Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 ..................        3,745,000           3,921,015
   Oregon Health and Science University Revenue,
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 7/01/21 ............       11,480,000           6,154,198
      Series A, MBIA Insured, 5.00%, 7/01/32 .................................................       24,750,000          25,599,667


                                       Quarterly Statements of Investments | 159

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   OREGON (CONTINUED)
   Oregon State Department of Administrative Services COP,
      FSA Insured, 4.625%, 5/01/30 ...........................................................     $  7,795,000     $     7,884,253
      Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 .....................................       10,000,000          10,224,500
      Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 .....................................        7,500,000           7,773,300
      Refunding, Series B, FSA Insured, 5.00%, 5/01/21 .......................................        1,930,000           2,021,656
      Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ..................................        2,000,000           2,134,960
      Series A, FSA Insured, 5.00%, 5/01/23 ..................................................        2,695,000           2,816,518
      Series B, FGIC Insured, 5.00%, 11/01/30 ................................................       19,100,000          20,020,238
   Oregon State Department of Administrative Services Lottery Revenue, Oregon
     Administration, Lottery, Series A, FSA Insured, 5.00%,
      4/01/25 ................................................................................        5,000,000           5,285,900
      4/01/27 ................................................................................        4,000,000           4,222,160
   Oregon State Department of Transportation Highway User Tax Revenue,
      Refunding, Series A, 5.00%, 11/15/22 ...................................................        1,200,000           1,260,804
      Refunding, Series A, 5.00%, 11/15/23 ...................................................        1,260,000           1,322,194
      Refunding, Series A, 5.00%, 11/15/25 ...................................................        1,295,000           1,356,396
      Refunding, Series A, 5.00%, 11/15/29 ...................................................        3,330,000           3,479,217
    a senior lien, Series A, 4.50%, 11/15/32 .................................................       20,000,000          19,701,400
      Series A, 5.00%, 11/15/28 ..............................................................        5,000,000           5,227,300
      Series A, 5.00%, 11/15/31 ..............................................................        5,540,000           5,833,897
      Series A, Pre-Refunded, 5.125%, 11/15/23 ...............................................        5,000,000           5,255,150
      Series A, Pre-Refunded, 5.125%, 11/15/26 ...............................................       14,200,000          14,896,368
 b Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 .............        7,910,000           7,931,041
   Oregon State Facilities Authority Revenue,
      Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%, 7/01/35 ......        3,660,000           3,807,718
      Willamette University Projects, Refunding, Series A, FGIC Insured, 5.00%, 10/01/35 .....        5,210,000           5,466,280
   Oregon State GO,
      Board of Higher Education, Baccalaureate, Series A, Pre-Refunded, 5.00%, 8/01/27 .......        6,000,000           6,145,320
      Board of Higher Education, Series A, Pre-Refunded, 5.65%, 8/01/27 ......................        4,440,000           4,497,409
      Board of Higher Education, Series C, Pre-Refunded, 5.65%, 8/01/27 ......................        1,460,000           1,478,878
      Elderly and Disabled Housing, Series A, 6.00%, 8/01/15 .................................          910,000             911,756
      Elderly and Disabled Housing, Series A, 6.00%, 8/01/21 .................................          455,000             455,901
      Elderly and Disabled Housing, Series A, 5.375%, 8/01/28 ................................        1,435,000           1,451,517
      Elderly and Disabled Housing, Series A, 4.70%, 8/01/42 .................................        3,205,000           3,124,587
      Elderly and Disabled Housing, Series B, 6.10%, 8/01/17 .................................        1,410,000           1,413,497
      Elderly and Disabled Housing, Series B, 6.25%, 8/01/23 .................................        2,015,000           2,019,634
      Elderly and Disabled Housing, Series C, 6.50%, 8/01/22 .................................          335,000             335,757
      State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30 ...................        1,705,000           1,791,068
      State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29 ...................        7,745,000           8,085,160
      State Board of Higher Education, Series A, 5.00%, 8/01/31 ..............................        2,695,000           2,838,482
      State Board of Higher Education, Series A, 5.00%, 8/01/36 ..............................        2,715,000           2,859,547
      State Board of Higher Education, Series A, Pre-Refunded, 5.60%, 8/01/25 ................        8,000,000           8,373,760
      State Board of Higher Education, Series A, Pre-Refunded, 5.50%, 8/01/29 ................        2,000,000           2,089,340
      State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31 ................        2,000,000           2,087,440
      State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35 ................        6,000,000           6,437,100
      Veteran's Welfare, Series 77, 5.30%, 10/01/29 ..........................................        1,835,000           1,864,140
      Veteran's Welfare, Series A, 5.70%, 10/01/32 ...........................................        2,480,000           2,500,584


160 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   OREGON (CONTINUED)
   Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
      Peacehealth, AMBAC Insured, 5.00%, 11/15/26 ............................................     $  5,500,000     $     5,695,800
      Reed College Project, Series A, 5.75%, 7/01/32 .........................................       10,735,000          11,354,946
   Oregon State Housing and Community Services Department MFHR, Series B, 6.00%,7/01/31 ......        5,000,000           5,119,750
   Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
      Series A, 6.35%, 7/01/14 ...............................................................          520,000             529,937
      Series A, 6.40%, 7/01/18 ...............................................................          265,000             265,143
      Series A, 6.45%, 7/01/26 ...............................................................          660,000             660,370
      Series C, 6.20%, 7/01/15 ...............................................................          550,000             550,688
      Series C, 6.40%, 7/01/26 ...............................................................          310,000             310,174
      Series D, 6.80%, 7/01/27 ...............................................................          480,000             480,710
      Series H, FHA Insured, 5.75%, 7/01/30 ..................................................        1,710,000           1,741,344
   Polk Marion and Benton Counties School District No. 13J GO, FSA Insured,
     Pre-Refunded, 5.80%, 6/15/20 ............................................................        1,985,000           2,095,763
   Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 ..........................          945,000             946,625
   Port of Portland International Airport Revenue, Portland International Airport,
      Refunding, Series D, FGIC Insured, 5.00%, 7/01/23 ......................................        3,000,000           3,069,990
      Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 ..................................        2,800,000           3,146,864
      Series 12C, FGIC Insured, 5.00%, 7/01/18 ...............................................        1,500,000           1,535,535
      Series A, AMBAC Insured, 5.50%, 7/01/24 ................................................       22,000,000          22,834,240
   Port St. Helens PCR, Portland General Electric Co. Project, Series A, 5.25%, 8/01/14 ......        3,600,000           3,651,768
   Portland Community College District GO, Series B, Pre-Refunded, 5.00%,
      6/01/20 ................................................................................        7,185,000           7,482,387
      6/01/21 ................................................................................        6,290,000           6,550,343
   Portland GO,
      Central City Streetcar Project, Series A, 4.75%, 4/01/21 ...............................        3,600,000           3,634,200
      Limited Tax, Series A, 5.00%, 4/01/18 ..................................................        1,000,000           1,009,000
      Limited Tax, Series A, 5.00%, 6/01/24 ..................................................       10,000,000          10,361,200
      Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 ...................................        6,315,000           6,595,639
      Limited Tax, Series B, zero cpn., 6/01/21 ..............................................        1,000,000             535,120
   Portland Housing Authority MFR,
      Berry Ridge Project, 6.30%, 5/01/29 ....................................................        1,500,000           1,512,720
      Housing, Lovejoy Station Apartments Project, MBIA Insured, 6.00%, 7/01/33 ..............        2,000,000           2,071,400
   Portland MFR,
      Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 ................................        1,000,000           1,004,150
      Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 ...........        3,175,000           3,273,393
   Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC
     Insured, 5.00%, 6/15/21 .................................................................        3,000,000           3,133,110
   Portland Sewer System Revenue,
      first lien, Series A, FSA Insured, 5.00%, 10/01/24 .....................................        6,235,000           6,518,256
      second lien, Refunding, Series A, FSA Insured, 5.00%, 6/01/23 ..........................        2,500,000           2,596,875
      second lien, Series B, MBIA Insured, 5.00%, 6/15/28 ....................................        5,105,000           5,366,070
   Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Refunding,
     Series A, FGIC Insured, 5.00%,
      6/15/23 ................................................................................        2,030,000           2,129,795
      6/15/24 ................................................................................        1,295,000           1,358,662
      6/15/25 ................................................................................        2,385,000           2,502,247


                                       Quarterly Statements of Investments | 161

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   OREGON (CONTINUED)
   Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series
     A, AMBAC Insured, 5.50%, 6/15/20 ........................................................     $  3,000,000     $     3,155,460
   Portland Water System Revenue, MBIA Insured, 4.50%,
      10/01/27 ...............................................................................        3,725,000           3,741,688
      10/01/28 ...............................................................................        3,895,000           3,863,139
   Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 ........................................        1,260,000           1,309,505
   Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.00%,
      8/15/27 ................................................................................        7,500,000           7,745,100
      8/15/36 ................................................................................       25,000,000          25,440,750
   Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 .....................        9,500,000           9,725,530
   Southwestern Community College District GO, MBIA Insured, 5.00%, 6/01/28 ..................        1,100,000           1,152,140
   Sunrise Water Authority Water Revenue, sub. lien,
      Series B, XLCA Insured, 5.00%, 9/01/25 .................................................        1,160,000           1,210,031
      XLCA Insured, 5.00%, 3/01/25 ...........................................................        1,660,000           1,722,416
   Tillamook and Yamhill Counties School District No. 101, Nestucca Valley, FSA Insured,
     5.00%, 6/15/25 ..........................................................................        1,765,000           1,851,767
   Tri-County Metropolitan Transportation District Revenue, Limited Obligation, Airport
     Light Rail, Series 1, Pre-Refunded, 5.65%, 6/01/29 ......................................       14,080,000          14,718,810
   Washington and Clackamas Counties School District No. 23 J Tigard GO,
      MBIA Insured, Pre-Refunded, 5.00%, 6/15/22 .............................................        7,000,000           7,354,900
      Refunding, MBIA Insured, 5.00%, 6/15/20 ................................................        6,260,000           6,784,651
      Refunding, MBIA Insured, 5.00%, 6/15/22 ................................................        6,905,000           7,491,787
   Washington Clackamas and Yamhill Counties School District No. 88J GO, Sherwood, Series
     A, MBIA Insured, zero cpn.,
      6/15/27 ................................................................................        3,500,000           1,343,090
      6/15/28 ................................................................................        2,960,000           1,082,827
      12/15/31 ...............................................................................        3,515,000           1,077,312
   Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured,
     5.00%, 10/01/19 .........................................................................        3,905,000           4,053,663
   Washington County GO,
      Obligations, Refunding, 5.00%, 6/01/24 .................................................        3,680,000           3,907,019
      Obligations, Refunding, 4.375%, 6/01/26 ................................................        4,375,000           4,349,844
      Pre-Refunded, 5.00%, 6/01/26 ...........................................................       10,000,000          10,413,900
   Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22 ......        4,155,000           4,364,204
   Washington County Unified Sewer Agency Revenue, senior lien, Refunding, Series A,
     6.20%, 10/01/10 .........................................................................          470,000             470,982
   Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA
     Insured, 5.60%, 4/01/20 .................................................................        1,000,000           1,044,140
                                                                                                                    ---------------
                                                                                                                        660,375,004
                                                                                                                    ---------------


162 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES 15.0%
   PUERTO RICO 14.0%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed
     Bonds, Refunding, 5.625%, 5/15/43 .......................................................     $ 10,000,000     $    10,525,100
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.00%, 7/01/29 .........................................................................       10,000,000          10,305,800
      5.125%, 7/01/31 ........................................................................        9,885,000          10,123,327
      Pre-Refunded, 5.00%, 7/01/27 ...........................................................       10,000,000          10,539,200
      Pre-Refunded, 5.125%, 7/01/31 ..........................................................        5,115,000           5,370,290
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     Pre-Refunded, 5.50%, 7/01/36 ............................................................       13,000,000          14,481,480
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................       10,000,000          10,710,600
   Puerto Rico Electric Power Authority Power Revenue,
      Series II, FSA Insured, Pre-Refunded, 5.125%, 7/01/26 ..................................        9,150,000           9,779,886
      Series II, Pre-Refunded, 5.25%, 7/01/31 ................................................       12,000,000          12,883,200
      Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ..................................       10,000,000          10,769,600
   Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
      12/01/26 ...............................................................................          395,000             395,000
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      5.50%, 8/01/29 .........................................................................        1,285,000           1,341,090
      Pre-Refunded, 5.50%, 8/01/29 ...........................................................        3,715,000           3,970,518
                                                                                                                    ---------------
                                                                                                                        111,195,091
                                                                                                                    ---------------
   VIRGIN ISLANDS 1.0%
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/15 ...............................................................................        1,635,000           1,679,341
      10/01/18 ...............................................................................        2,400,000           2,462,904
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
      7/01/18 ................................................................................        2,500,000           2,500,600
      7/01/21 ................................................................................        1,400,000           1,402,688
                                                                                                                    ---------------
                                                                                                                          8,045,533
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES ....................................................................                          119,240,624
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $751,096,581) ...........................................                          779,615,628
                                                                                                                    ---------------
   SHORT TERM INVESTMENTS 2.5%
   MUNICIPAL BONDS 2.5%
   OREGON 1.1%
 c Multnomah County Hospital Facilities Authority Revenue, Holladay Park Plaza Project,
     Refunding, Daily VRDN and Put, 3.88%, 11/15/33 ..........................................        1,900,000           1,900,000
 c Oregon Health and Science University Revenue, Special Oshu Medical Group Project, Series A,
     Weekly VRDN and Put, 3.72%, 7/01/33 .....................................................        4,800,000           4,800,000
 c Yamhill County Revenue, George Fox University Project, Refunding, Series A, Weekly VRDN and
     Put, 3.76%, 10/01/35 ....................................................................        2,100,000           2,100,000
                                                                                                                    ---------------
                                                                                                                          8,800,000
                                                                                                                    ---------------


                                       Quarterly Statements of Investments | 163

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES 1.4%
   PUERTO RICO 1.4%
 c Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
   Weekly VRDN and Put, 3.61%, 12/01/15 ......................................................     $  9,200,000     $     9,200,000
 c Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series A, AMBAC Insured, Weekly VRDN and Put, 3.63%, 7/01/28 ..............................        2,100,000           2,100,000
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES ....................................................................                           11,300,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $20,100,000) ...........................................                           20,100,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $771,196,581) 100.8% ..............................................                          799,715,628
   OTHER ASSETS, LESS LIABILITIES (0.8)% .....................................................                           (6,337,981)
                                                                                                                    ---------------
   NET ASSETS 100.0% .........................................................................                      $   793,377,647
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Upon review by the Internal Revenue Service (IRS), income generated by the bond has been deemed to be taxable. Georgia Pacific Corp., (GP) is contesting the IRS determination and is currently negotiating with the Fund on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


164 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.5%
   MUNICIPAL BONDS 99.5%
   PENNSYLVANIA 91.6%
   Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
     Refunding, FGIC Insured, 5.75%, 1/01/18 .................................................     $  1,000,000     $     1,044,380
   Allegheny County Airport Revenue, Pittsburgh International Airport, Refunding, Series B,
     MBIA Insured, 5.00%, 1/01/19 ............................................................        6,000,000           6,094,800
   Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 ......................................        4,000,000           4,109,360
   Allegheny County GO,
      MBIA Insured, Pre-Refunded, 5.00%, 11/01/27 ............................................        1,000,000           1,055,600
      Series C-60, FSA Insured, 5.00%, 11/01/32 ..............................................        4,650,000           4,900,635
   Allegheny County Higher Education Building Authority University Revenue, Duquesne
     University, Series A, XLCA Insured, 5.00%,
      3/01/29 ................................................................................        5,000,000           5,244,950
      3/01/33 ................................................................................        6,630,000           6,940,085
   Allegheny County Hospital Development Authority Revenue,
      Allegheny General Hospital Project, Series A, MBIA Insured, Pre-Refunded, 6.25%,
        9/01/20 ..............................................................................       10,000,000          10,060,900
      Health Center, Canterbury Place, Refunding, MBIA Insured, 5.375%, 12/01/21 .............        4,500,000           4,602,645
      Health System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ...................       10,000,000          11,039,400
   Allegheny County IDAR,
      Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 ........................        2,000,000           2,043,400
      Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 .......................       10,000,000          10,285,500
      Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 ........................        7,530,000           7,759,816
      Refunding, Series B, MBIA Insured, 5.00%, 11/01/29 .....................................        9,000,000           9,313,830
      Series A, MBIA Insured, Pre-Refunded, 5.00%, 11/01/29 ..................................        5,000,000           5,278,000
   Allegheny County Port Authority Special Revenue, Transportation,
      MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 ............................................       15,000,000          15,741,600
      Refunding, FGIC Insured, 5.00%, 3/01/25 ................................................       13,250,000          13,665,917
      Refunding, FGIC Insured, 5.00%, 3/01/29 ................................................       16,500,000          17,010,675
   Allegheny County Residential Finance Authority Mortgage Revenue, SFM,
      Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19 ..................................          265,000             269,184
      Refunding, Series DD-2, GNMA Secured, 5.40%, 11/01/29 ..................................        1,290,000           1,309,943
      Series II-2, GNMA Secured, 5.90%, 11/01/32 .............................................          810,000             837,905
   Allegheny County Sanitation Authority Sewer Revenue, Refunding, Series A, MBIA Insured,
     5.00%, 12/01/30 .........................................................................        7,000,000           7,330,190
   Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 ........................        1,550,000           1,621,130
   Allentown Parking Authority Parking Revenue, FSA Insured, 5.00%, 11/15/35 .................        4,430,000           4,644,323
   Armstrong County GO, Refunding, MBIA Insured, 5.40%, 6/01/31 ..............................        2,500,000           2,617,525
   Bedford County GO, AMBAC Insured, 5.00%, 9/01/35 ..........................................        6,000,000           6,284,160
   Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 .........................................        3,675,000           3,799,325
   Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31 .................        4,000,000           4,258,640
   Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ..............        2,600,000           2,674,620
   Chichester School District GO, FSA Insured, 5.00%, 3/15/26 ................................        1,830,000           1,899,101
   Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
      5.40%, 7/01/07 .........................................................................          540,000             540,351
      5.55%, 7/01/09 .........................................................................        2,365,000           2,411,638
      5.60%, 7/01/10 .........................................................................          600,000             611,472
      5.75%, 7/01/12 .........................................................................        1,795,000           1,832,013
      5.75%, 7/01/17 .........................................................................          700,000             712,677
      5.625%, 7/01/21 ........................................................................        1,500,000           1,520,535


                                       Quarterly Statements of Investments | 165

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   PENNSYLVANIA (CONTINUED)
   Council Rock School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 11/15/22 ....     $  5,180,000     $     5,427,552
   Cumberland County Municipal Authority College Revenue, Dickinson College,
    a Association of Independent Colleges and Universities of Pennsylvania Financing  Program,
        Series GG1, MBIA Insured, 5.00%, 5/01/34 .............................................        4,305,000           4,524,555
      Series A, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 .................................        1,200,000           1,264,548
   Dauphin County General Authority Health System Revenue, Pinnacle Health, MBIA Insured,
     5.50%, 5/15/17 ..........................................................................       1,015,000           1,026,601
   Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
      Refunding, Series A, MBIA Insured, 6.50%, 7/01/12 ......................................        4,500,000           4,504,680
      Series B, MBIA Insured, ETM, 6.25%, 7/01/16 ............................................        5,000,000           5,537,850
   Deer Lakes School District GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 1/15/23 ........        1,000,000           1,007,990
   Delaware County Authority College Revenue,
      Cabrini College, Radian Insured, Pre-Refunded, 5.875%, 7/01/29 .........................        5,245,000           5,468,280
      Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29 ............................        1,140,000           1,177,472
      Eastern College, Series C, 5.625%, 10/01/28 ............................................        2,210,000           2,234,443
      Haverford College, 5.75%, 11/15/29 .....................................................        3,500,000           3,721,060
      Haverford College, 6.00%, 11/15/30 .....................................................        1,750,000           1,877,960
   Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A, 5.00%,
     12/15/31 ................................................................................        5,000,000           5,030,050
   Delaware County Authority Revenue,
      Dunwoody Village Project, Pre-Refunded, 6.25%, 4/01/30 .................................        1,800,000           1,865,088
      Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 ....................       10,800,000          11,039,004
   Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
     6/01/29 .................................................................................        2,000,000           2,091,880
   Delaware County University Authority Revenue, Villanova University, Series A, MBIA Insured,
     5.00%, 12/01/28 .........................................................................        3,000,000           3,066,120
   Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
     AMBAC Insured, 5.60%, 7/01/17 ...........................................................        5,000,000           5,609,250
   Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
     11/01/35 ................................................................................        6,000,000           6,258,120
   Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
     Refunding, Series B, 6.00%, 9/01/16 .....................................................          600,000             625,902
   Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 ..........................................        5,000,000           5,221,000
   Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 ......................        3,000,000           3,181,020
   Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 .............        3,615,000           3,756,419
   Hazleton Area School District GO, Series B, FGIC Insured, 5.00%, 3/01/23 ..................        4,455,000           4,481,685
   Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
     7/01/27 .................................................................................        1,500,000           1,504,875
   Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured, 5.00%,
     11/01/29 ................................................................................        1,250,000           1,307,363
   Johnstown RDA Sewer Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/15/34 ..........        1,825,000           1,948,607
   Lancaster County Hospital Authority Revenue, Health Center,
      Masonic Homes Project, 5.00%, 11/01/31 .................................................        3,000,000           3,056,220
      Willow Valley Retirement Project, 5.875%, 6/01/21 ......................................        1,000,000           1,042,120
   Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31 .................................        1,500,000           1,575,795


166 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   PENNSYLVANIA (CONTINUED)
   Lehigh County General Purpose Authority Revenues,
      Good Shepherd Rehabilitation Hospital, Refunding, AMBAC Insured, 5.25%, 11/15/27 .......     $  5,000,000     $     5,104,300
      Lehigh Valley Hospital, Health Network, Series A, MBIA Insured, 5.00%, 7/01/28 .........        4,000,000           4,060,400
      Lehigh Valley Hospital, Health Network, Series B, FSA Insured, 5.25%, 7/01/19 ..........        2,750,000           2,899,188
   Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 ......................        1,000,000           1,010,030
   Luzerne County GO, Series D, FGIC Insured, Pre-Refunded, 5.00%, 11/15/26 ..................        2,000,000           2,076,760
   Lycoming County Authority College Revenue, Pennsylvania College of Technology,
      AMBAC Insured, 5.25%, 5/01/32 ..........................................................        5,030,000           5,241,361
      Refunding, AMBAC Insured, 5.35%, 7/01/26 ...............................................        2,400,000           2,499,480
   Mercer County GO, FGIC Insured, 5.00%, 10/01/31 ...........................................        2,000,000           2,055,360
   Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 ..................        5,000,000           5,267,000
   Montgomery County GO, 5.00%, 9/15/22 ......................................................        3,335,000           3,459,429
   Montgomery County Higher Education and Health Authority Revenue, Faulkeways at Gwynedd
     Project, Pre-Refunded, 6.75%,
      11/15/24 ...............................................................................          400,000             431,032
      11/15/30 ...............................................................................        1,000,000           1,077,580
   Montgomery County IDA Retirement Community Revenue,
      Acts Retirement Communities, Refunding, Series B, 5.00%, 11/15/22 ......................        2,000,000           2,046,820
      Adult Community Total Services Retirement-Life Communities Inc., 5.25%, 11/15/28 .......        5,000,000           5,054,700
   Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Pre-Refunded,
      5.70%, 12/01/13 ........................................................................        1,205,000           1,240,294
      5.75%, 12/01/17 ........................................................................          500,000             514,765
      5.75%, 12/01/27 ........................................................................        1,600,000           1,647,248
   Muhlenberg School District GO, Series AA, FGIC Insured,
      5.00%, 9/01/22 .........................................................................        1,390,000           1,437,747
      Pre-Refunded, 6.00%, 9/01/23 ...........................................................        4,000,000           4,265,520
   New Wilmington Municipal Authority College Revenue, Westminster College, 5.35%, 3/01/28 ...        2,250,000           2,260,643
   Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27 ............        5,000,000           5,285,350
   Northampton Boro Municipal Authority Water Revenue, MBIA Insured,
      5.00%, 5/15/34 .........................................................................          445,000             463,249
      Pre-Refunded, 5.00%, 5/15/34 ...........................................................        1,955,000           2,083,463
   Norwin School District GO,
      FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .............................................        5,000,000           5,275,000
      FSA Insured, Pre-Refunded, 5.00%, 4/01/35 ..............................................        3,000,000           3,227,940
      Series A, MBIA Insured, 5.00%, 4/01/30 .................................................        1,000,000           1,025,080
      Series B, MBIA Insured, Pre-Refunded, 5.00%, 4/01/31 ...................................        6,390,000           6,593,010
   Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22 ..................        2,835,000           2,942,191
   Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series
     A, FGIC Insured, 5.00%, 6/01/33 .........................................................        3,325,000           3,464,218
   Pennsylvania HFAR,
      Future Income Growth Securities, SFM, Series 64, zero cpn. to 10/01/08, 5.25%
        thereafter, 4/01/30 ..................................................................        3,050,000           2,863,432
      SFM, Refunding, Series 63A, zero cpn., 4/01/30 .........................................       10,885,000           3,082,632
      SFM, Refunding, Series 72A, 5.25%, 4/01/21 .............................................        7,000,000           7,174,440
   Pennsylvania State Higher Education Facilities Authority Revenue, Philadelphia University,
     Refunding, 5.00%, 6/01/30 ...............................................................        2,295,000           2,321,989


                                       Quarterly Statements of Investments | 167

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   PENNSYLVANIA (CONTINUED)
   Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
      Allegheny College, Series B, 6.125%, 11/01/13 ..........................................     $     90,000     $        90,169
      Drexel University, MBIA Insured, 5.75%, 5/01/22 ........................................        3,095,000           3,178,410
      Marywood University Project, MBIA Insured, Pre-Refunded, 5.65%, 6/01/25 ................        2,500,000           2,629,500
   Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
     Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured,
      5.875%, 11/15/21 .......................................................................       17,000,000          17,331,840
   Pennsylvania State Higher Educational Facilities Authority Revenue,
      Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 .....................................        1,500,000           1,549,005
      Drexel University, Series A, 5.00%, 5/01/20 ............................................        1,485,000           1,535,327
      Drexel University, Series A, 5.20%, 5/01/29 ............................................          750,000             782,588
      Scranton University, Refunding, Series A, XLCA Insured, 5.00%, 11/01/35 ................        5,000,000           5,230,100
      State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 ................        3,140,000           3,195,641
      Temple University, First Series, MBIA Insured, Pre-Refunded, 5.00%, 7/15/31 ............        2,500,000           2,632,550
      Temple University, Refunding, MBIA Insured, 5.00%, 4/01/28 .............................        5,000,000           5,261,900
      Temple University, Refunding, MBIA Insured, 5.00%, 4/01/33 .............................       10,000,000          10,508,800
      Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38 ...............        5,000,000           5,209,500
      University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36 ...        8,315,000           8,661,652
      Widener University, 5.00%, 7/15/31 .....................................................          500,000             506,295
   Pennsylvania State Public School Building Authority Lease Revenue, School District
     Philadelphia Project,
      Refunding, Series B, FSA Insured, 5.00%, 6/01/26 .......................................        5,000,000           5,254,400
      Series A, FSA Insured, 5.00%, 6/01/31 ..................................................        5,000,000           5,214,900
   Pennsylvania State Public School Building Authority Revenue,
      Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28 ..........................        1,000,000           1,048,720
      Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 ...........................        2,500,000           2,610,150
      Lehigh Career and Technical Institution, MBIA Insured, Pre-Refunded, 5.00%, 10/01/31 ...        1,000,000           1,046,550
   Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA Insured,
      5.00%, 12/01/24 ........................................................................        1,655,000           1,722,838
      Pre-Refunded, 5.00%, 12/01/31 ..........................................................        5,000,000           5,318,500
   Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
      7/15/28 ................................................................................       10,000,000          10,530,200
      7/15/31 ................................................................................       10,000,000          10,530,200
   Pennsylvania State Turnpike Commission Turnpike Revenue,
      Series A, AMBAC Insured, 5.00%, 12/01/34 ...............................................        5,000,000           5,235,100
      Series R, AMBAC Insured, 5.00%, 12/01/26 ...............................................        2,000,000           2,083,920
      Series R, AMBAC Insured, 5.00%, 12/01/30 ...............................................       11,125,000          11,563,992
   Pennsylvania State University Revenue, 5.00%, 9/01/35 .....................................        1,000,000           1,045,950
   Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding, Series B,
     AMBAC Insured, 5.00%, 12/01/27 ..........................................................        3,000,000           3,162,210
   Philadelphia Authority for IDR,
      Please Touch Museum Project, 5.25%, 9/01/36 ............................................        4,710,000           4,923,551
      Series B, AMBAC Insured, 5.25%, 7/01/31 ................................................        2,000,000           2,088,560
   Philadelphia Gas Works Revenue, Twelfth Series B, MBIA Insured, ETM, 7.00%, 5/15/20 .......          935,000           1,100,074
   Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Temple
     University Hospital, 5.875%, 11/15/23 ...................................................        5,000,000           5,058,000
   Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured,
     5.00%, 12/01/21 .........................................................................        5,000,000           5,239,600


168 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   PENNSYLVANIA (CONTINUED)
   Philadelphia IDA Lease Revenue, Series B, FSA Insured, 5.125%, 10/01/26 ...................     $ 12,000,000     $    12,523,800
   Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%,
      9/01/22 ................................................................................        3,250,000           3,366,415
      9/01/29 ................................................................................       13,000,000          13,445,900
   Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
     4/15/31 .................................................................................       14,565,000          15,149,493
   Philadelphia School District GO,
      Series A, FGIC Insured, 5.00%, 6/01/34 .................................................        7,625,000           8,330,770
      Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 ...................................        8,000,000           8,397,360
      Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34 ..................................        5,000,000           5,368,350
   Philadelphia Water and Wastewater Revenue,
      Refunding, Series B, AMBAC Insured, 4.75%, 11/01/31 ....................................        5,000,000           5,086,100
      Series A, FGIC Insured, 5.00%, 11/01/31 ................................................        7,515,000           7,769,683
      Series A, FSA Insured, 5.00%, 7/01/28 ..................................................        5,000,000           5,229,500
      Series A, FSA Insured, 5.00%, 7/01/29 ..................................................       11,645,000          12,171,354
      Series A, FSA Insured, 5.00%, 7/01/35 ..................................................        4,500,000           4,694,085
   Pine-Richland School District GO, FSA Insured, 5.00%, 7/15/35 .............................       12,485,000          13,068,799
   Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded,
     6.00%, 12/01/24 .........................................................................        2,000,000           2,123,200
   Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30 .............        1,310,000           1,330,462
   Pittsburgh Urban RDA Tax Allocation, 6.10%, 5/01/19 .......................................        1,000,000           1,039,980
   Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ...........        1,015,000           1,127,269
   Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30 ..................        8,870,000           9,365,656
   Pocono Mountain School District GO, Series C, FSA Insured, 5.00%, 9/01/34 .................        4,000,000           4,201,120
   Reading School District GO, FSA Insured, 5.00%, 1/15/36 ...................................       23,790,000          24,924,545
   Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
      Refunding, Series A, 5.875%, 12/01/31 ..................................................          555,000             589,549
      Series A, Pre-Refunded, 5.875%, 12/01/31 ...............................................        1,945,000           2,118,980
   Seneca Valley School District GO, MBIA Insured, Pre-Refunded, 5.375%, 1/01/21 .............        2,000,000           2,126,700
   Southcentral General Authority Revenue,
      Wellspan Health Obligated, MBIA Insured, ETM, 5.25%, 5/15/31 ...........................        1,875,000           1,985,588
      Wellspan Health Obligated, MBIA Insured, Pre-Refunded, 5.25%, 5/15/31 ..................        8,125,000           8,616,481
    a York College of Pennsylvania, Associates, XLCA Insured, 5.00%, 5/01/37 .................        2,090,000           2,177,780
   Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25 ..        6,900,000           7,272,807
   Southmoreland School District GO, MBIA Insured, 5.00%, 4/01/27 ............................        5,025,000           5,266,451
   State Public School Building Authority College Revenue, Westmoreland County Community
     College, FGIC Insured, 5.25%, 10/15/22 ..................................................        2,170,000           2,284,641
   State Public School Building Authority School Revenue,
      Daniel Boone School District Project, MBIA Insured, Pre-Refunded, 5.00%, 4/01/28 .......       10,000,000          10,578,100
      Northwestern School District Project, Series E, FGIC Insured, Pre-Refunded,
        5.75%, 1/15/19 .......................................................................        3,000,000           3,094,260
      Philadelphia School District Project, FSA Insured, Pre-Refunded, 5.00%, 6/01/33                37,170,000          39,375,668
   Susquehanna Area Regional Airport Authority Revenue, Series A, AMBAC Insured,
     5.00%, 1/01/28 ..........................................................................        2,000,000           2,048,740
   Twin Valley School District GO, FSA Insured, 5.00%, 4/01/23 ...............................        2,915,000           3,057,048
   University of Pittsburgh Revenue, Higher Education, Series B, MBIA Insured, Pre-Refunded,
     5.00%, 6/01/21 ..........................................................................       10,000,000          10,200,000


                                       Quarterly Statements of Investments | 169

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   PENNSYLVANIA (CONTINUED)
   Upper St. Clair Township School District GO,
      FSA Insured, 5.00%, 7/15/28 ............................................................     $  1,000,000     $     1,033,160
      Pre-Refunded, 5.20%, 7/15/27 ...........................................................        3,500,000           3,505,740
   Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
     AMBAC Insured, 6.15%, 12/01/29 ..........................................................        2,200,000           2,327,468
   Washington County GO, Series A, AMBAC Insured, 5.125%, 9/01/27 ............................        5,000,000           5,219,950
   West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
      9/01/19 ................................................................................        2,000,000           2,049,300
      9/01/20                                                                                         3,805,000           3,892,211
   Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%,
     3/01/37 .................................................................................        4,500,000           4,537,665
   York County GO, MBIA Insured, 5.00%, 6/01/33 ..............................................        6,500,000           6,820,710
                                                                                                                    ---------------
                                                                                                                        823,224,915
                                                                                                                    ---------------
   U.S. TERRITORIES 7.9%
   PUERTO RICO 7.3%
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.00%, 7/01/29 .........................................................................        4,000,000           4,122,320
      5.00%, 7/01/33 .........................................................................       30,000,000          30,772,200
      Pre-Refunded, 5.00%, 7/01/27 ...........................................................        7,000,000           7,377,440
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
     7/01/37 .................................................................................        7,010,000           7,236,844
   Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/32 .............       10,100,000          10,505,010
   Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36 .......        5,950,000           6,121,062
                                                                                                                    ---------------
                                                                                                                         66,134,876
                                                                                                                    ---------------
   VIRGIN ISLANDS 0.6%
   Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ......        5,000,000           5,198,450
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES ....................................................................                           71,333,326
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $861,321,935) ...........................................                          894,558,241
                                                                                                                    ---------------
   SHORT TERM INVESTMENT (COST $300,000) 0.0% b
   MUNICIPAL BOND 0.0% b
   PENNSYLVANIA 0.0% b
 c York General Authority Pooled Financing Revenue, Sub Series 1996-B, AMBAC Insured,
     Weekly VRDN and Put, 3.78%, 9/01/26 .....................................................          300,000             300,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $861,621,935) 99.5% ...............................................                          894,858,241
   OTHER ASSETS, LESS LIABILITIES 0.5% .......................................................                            4,145,922
                                                                                                                    ---------------
   NET ASSETS 100.0% .........................................................................                      $   899,004,163
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Security purchased on a when-issued or delayed delivery basis.

b Rounds to less than 0.1% of net assets.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


170 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.2%
  MUNICIPAL BONDS 99.2%
  VIRGINIA 76.7%
  Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding, 5.375%,
    7/01/28 ..................................................................................     $  5,000,000     $     5,115,400
  Alexandria IDA Educational Facilities Revenue, Episcopal High School, Pre-Refunded, 5.875%,
    1/01/29 ..................................................................................        2,500,000           2,604,275
  Arlington County GO, Public Improvement, Pre-Refunded, 5.00%, 2/01/22 ......................        2,060,000           2,159,992
a Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
     6.30%, 12/01/25 .........................................................................        2,000,000           2,071,160
     Series A, 6.55%, 12/01/25 ...............................................................        5,000,000           5,206,800
  Bristol Utility System Revenue, ETM, 5.00%, 7/15/21 ........................................        1,245,000           1,312,716
  Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 ..........................        1,000,000           1,051,430
  Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
     7/15/19 .................................................................................        3,250,000           3,396,412
     7/15/32 .................................................................................        8,000,000           8,310,800
  Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured, 5.00%,
     2/15/30 .................................................................................        1,410,000           1,467,627
     2/15/34 .................................................................................        3,155,000           3,278,360
  Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured, 5.375%,
    9/01/29 ..................................................................................        8,000,000           8,311,280
  Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured, 5.00%,
    4/01/33 ..................................................................................        2,000,000           2,086,700
  Fairfax County IDAR, Health Care, Inova Health System Project, Refunding, Series A, 5.00%,
     8/15/18 .................................................................................        2,100,000           2,132,235
     8/15/25 .................................................................................        5,000,000           5,050,600
  Fairfax County Redevelopment and Housing Authority MFHR, Paul Spring Center, Refunding,
    Series A, FHA Insured,
     5.90%, 6/15/17 ..........................................................................        1,000,000           1,021,650
     6.00%, 12/15/28 .........................................................................        1,000,000           1,025,900
  Fairfax County Water Authority Water Revenue,
     Pre-Refunded, 5.00%, 4/01/27 ............................................................        2,830,000           2,971,840
     Refunding, 5.00%, 4/01/27 ...............................................................       11,420,000          11,834,546
  Fredericksburg IDA Hospital Facilities Revenue, Medicorp Health System Obligation,
     Refunding, AMBAC Insured, 5.25%, 6/15/23 ................................................       10,000,000          10,204,100
  Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B,
    FSA Insured, 5.00%,
     4/01/29 .................................................................................        7,115,000           7,406,359
     4/01/35 .................................................................................        6,000,000           6,256,500
  Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured, Pre-Refunded,
    5.50%, 11/01/30 ..........................................................................        1,715,000           1,822,325
  Greater Richmond Convention Center Authority Hotel Tax Revenue,
     Convention Center Expansion Project, Pre-Refunded, 6.125%, 6/15/29 ......................        8,000,000           8,598,560
     Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32 .......................        8,175,000           8,815,593
     Refunding, MBIA Insured, 5.00%, 6/15/30 .................................................        8,000,000           8,360,080
  Hampton Convention Center Revenue, Refunding, AMBAC Insured,
     5.25%, 1/15/23 ..........................................................................        3,000,000           3,157,410
     5.125%, 1/15/28 .........................................................................        2,605,000           2,724,231
     5.00%, 1/15/35 ..........................................................................        8,600,000           8,914,244


                                       Quarterly Statements of Investments | 171

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  Hampton Redevelopment and Housing Authority Senior Living Assn. Revenue, Refunding,
    Series A, GNMA Secured, 6.00%, 1/20/26 ...................................................     $  1,060,000     $     1,095,616
  Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA Insured,
    5.00%, 7/01/28 ...........................................................................       10,000,000          10,080,600
  Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 ..............................................        1,000,000           1,075,230
b Harrisonburg IDA Revenue, Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
    8/15/46 ..................................................................................       15,000,000          15,535,800
  Harrisonburg IDAR, Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
    8/15/42 ..................................................................................        9,595,000           9,966,998
  Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. Project,
    Series A, 6.60%, 5/01/24 .................................................................        2,000,000           2,116,660
  Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18 ..........        4,155,000           4,322,239
  King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32 ..........................        3,595,000           3,749,190
  Leesburg Utilities System Revenue, MBIA Insured, Pre-Refunded, 5.125%, 7/01/22 .............        3,000,000           3,062,910
  Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded,
    6.10%, 6/01/32 ...........................................................................        1,500,000           1,659,225
  Lynchburg IDA Healthcare Facilities Revenue, Centra Health, Pre-Refunded, 5.20%,
    1/01/28 ..................................................................................        8,000,000           8,146,320
  Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 ...        1,000,000           1,048,720
  Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured, Pre-Refunded,
     5.875%, 8/01/21 .........................................................................        1,420,000           1,508,977
     6.10%, 8/01/26 ..........................................................................        1,725,000           1,841,058
  Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%,
    1/15/22 ..................................................................................        1,000,000           1,064,850
  Newport News EDA, EDR, Series A, 5.00%, 1/15/31 ............................................        6,000,000           6,299,340
  Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured,
    6.25%, 8/01/36 ...........................................................................        2,950,000           3,040,654
  Newport News Redevelopment and Housing Authority Revenue, Refunding, Series A,
    GNMA Secured, 5.85%, 12/20/30 ............................................................        4,060,000           4,164,220
  Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 .................        1,440,000           1,475,251
  Norfolk GO, Capital Improvements, Series B, FSA Insured, Pre-Refunded, 5.00%, 7/01/22 ......        1,720,000           1,810,300
  Norfolk IDAR, Health Care, Bon Secours Health, Series B, MBIA Insured, Pre-Refunded,
    5.25%, 8/15/26 ...........................................................................        3,000,000           3,068,700
  Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 .......................................        5,000,000           5,044,550
  Northwestern Regional Jail Authority Jail Facilities Revenue, MBIA Insured, 5.00%,
    7/01/33 ..................................................................................        4,350,000           4,567,804
  Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, 5.00%,
    2/01/34 ..................................................................................        1,000,000           1,039,110
  Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital Project,
    Refunding, FHA Insured, 8.70%, 8/01/23 ...................................................           50,000              56,403
  Port Authority Commonwealth Port Fidelity Revenue, MBIA Insured, 4.75%, 7/01/28 ............        1,500,000           1,524,090
  Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%,
    7/15/33 ..................................................................................        1,000,000           1,056,360
  Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
    AMBAC Insured, 6.00%, 12/01/33 ...........................................................        2,080,000           2,155,234


172 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  Prince William County Service Authority Water and Sewer System Revenue,
     FGIC Insured, 5.50%, 7/01/29 ............................................................     $  5,000,000     $     5,222,100
     Refunding, 5.00%, 7/01/32 ...............................................................        7,045,000           7,373,227
  Richmond GO, FGIC Insured, 5.00%, 7/15/19 ..................................................        3,690,000           3,857,157
  Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%,
    1/01/31 ..................................................................................        4,400,000           4,693,568
  Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%,
    8/01/22 ..................................................................................        2,000,000           2,062,620
  Richmond Public Utility Revenue, FSA Insured,
     5.00%, 1/15/35 ..........................................................................        3,500,000           3,664,395
     Pre-Refunded, 5.00%, 1/15/33 ............................................................        8,500,000           8,909,020
  Spotsylvania County Water and Sewer System Revenue, MBIA Insured, Pre-Refunded,
     5.25%, 6/01/22 ..........................................................................        2,500,000           2,550,000
     5.40%, 6/01/27 ..........................................................................        6,800,000           6,936,000
  Stafford County and Staunton IDAR, Virginia Municipal League Assn. Counties Program,
    Series A, MBIA Insured, 5.25%, 8/01/31 ...................................................        5,000,000           5,399,300
  Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligation, 5.25%,
    6/15/37 ..................................................................................        5,000,000           5,178,000
  University of Virginia Revenue,
     General, 5.00%, 6/01/37 .................................................................       15,000,000          15,724,200
     Series A, 5.00%, 6/01/33 ................................................................       14,000,000          14,542,500
  Virginia Beach Water and Sewer Revenue,
     Pre-Refunded, 5.25%, 8/01/21 ............................................................        1,865,000           1,944,598
     System, Refunding, 5.00%, 10/01/30 ......................................................        3,300,000           3,450,579
  Virginia College Building Authority Educational Facilities Revenue,
     21st Century College Program, Pre-Refunded, 5.00%, 2/01/21 ..............................        1,000,000           1,038,520
     Hampton University Project, Pre-Refunded, 6.00%, 4/01/20 ................................        1,500,000           1,600,095
     Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/21 .................        5,000,000           5,257,450
     Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/31 .................        4,050,000           4,258,534
  Virginia Commonwealth Transportation Board Transportation Revenue,
     Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 ...........        8,920,000           9,211,238
     U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/24 ......        2,000,000           2,084,120
     U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/26 ......       10,000,000          10,420,600
  Virginia State HDA, MFHR,
     Series C, 5.30%, 11/01/16 ...............................................................        1,000,000           1,032,600
     Series H, 5.55%, 5/01/15 ................................................................        1,000,000           1,028,750
  Virginia State HDA Rental Housing Revenue,
     Series J, 5.80%, 2/01/19 ................................................................        2,000,000           2,055,680
     Series L, 5.75%, 2/01/15 ................................................................        1,000,000           1,034,690
  Virginia State Public School Authority GO, School Financing,
     Series A, 5.00%, 8/01/20 ................................................................        3,000,000           3,135,570
     Series A, 5.00%, 8/01/21 ................................................................        4,000,000           4,176,080
     Series C, 5.00%, 8/01/22 ................................................................        2,000,000           2,085,700
     Series C, 5.00%, 8/01/26 ................................................................       10,925,000          11,388,875
  Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%,
    8/01/27 ..................................................................................        3,000,000           3,073,230


                                       Quarterly Statements of Investments | 173

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  Virginia State Resources Authority Infrastructure Revenue,
     Senior Series A, 5.00%, 11/01/31 ........................................................     $  5,000,000     $     5,288,050
     Senior Series A, 5.00%, 11/01/36 ........................................................        4,915,000           5,190,338
     Virginia Pooled Financing Program, Refunding, Senior Series C, 5.00%, 11/01/36 ..........        7,315,000           7,724,786
     Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33 .......................        5,000,000           5,205,300
  Virginia State Resources Authority Water and Sewer System Revenue,
     Pooled Loan Program, Mandatory Put 11/01/07, Series A, ETM, 7.45%, 11/01/16 .............           10,000              10,035
     Rapidan Service Authority, Refunding, 5.30%, 10/01/18 ...................................        1,610,000           1,647,674
     Tuckahoe Service District Project, 5.00%, 11/01/35 ......................................        2,000,000           2,080,740
  Winchester IDA Hospital Revenue, Valley Health System Obligated, 5.25%, 1/01/37 ............        5,000,000           5,217,700
  York County Sewer Revenue, Pre-Refunded, 5.875%,
     6/01/24 .................................................................................          500,000             525,115
     6/01/29 .................................................................................        1,500,000           1,575,345
                                                                                                                    ---------------
                                                                                                                        427,099,613
                                                                                                                    ---------------
  DISTRICT OF COLUMBIA 5.9%
  Metropolitan Washington D.C. Airports Authority Airport System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 ......................................        1,000,000           1,030,510
     Refunding, Series A, FSA Insured, 5.00%, 10/01/32 .......................................       10,000,000          10,345,800
     Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32 ...................................        6,655,000           7,089,239
  Metropolitan Washington D.C. Airports Authority General Airport Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 10/01/27 ......................................        5,000,000           5,113,750
     Series A, Pre-Refunded, 5.375%, 10/01/23 ................................................        3,000,000           3,045,810
     Series B, 5.75%, 10/01/20 ...............................................................        6,000,000           6,095,760
                                                                                                                    ---------------
                                                                                                                         32,720,869
                                                                                                                    ---------------
  U.S. TERRITORIES 16.6%
  PUERTO RICO 13.6%
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.00%, 7/01/29 ..........................................................................        8,000,000           8,244,640
     5.125%, 7/01/31 .........................................................................        3,315,000           3,394,925
     5.00%, 7/01/33 ..........................................................................        2,000,000           2,051,480
     FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ..............................................       15,000,000          15,808,800
     Pre-Refunded, 5.125%, 7/01/31 ...........................................................        1,685,000           1,769,098
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 5.50%, 7/01/36 .............................................................        4,500,000           5,012,820
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................        5,000,000           5,355,300
     Series D, Pre-Refunded, 5.25%, 7/01/38 ..................................................        3,000,000           3,196,020
     Series G, 5.00%, 7/01/33 ................................................................        1,695,000           1,739,545
     Series G, Pre-Refunded, 5.00%, 7/01/33 ..................................................        3,305,000           3,512,653
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
    AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............................................        4,000,000           4,069,840
  Puerto Rico Electric Power Authority Power Revenue,
     Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ....................................        5,910,000           6,217,556
     Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ...................................        5,000,000           5,384,800
     Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ...................................        1,000,000           1,076,960


174 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
    12/01/26, 7.75%, 12/01/26 ................................................................     $     20,000     $        20,000
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ........        2,580,000           2,673,447
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 ....................................................        1,315,000           1,374,504
     Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................        3,685,000           3,938,086
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.70%, 8/01/25 .............................................................        1,000,000           1,046,990
                                                                                                                    ---------------
                                                                                                                         75,887,464
                                                                                                                    ---------------
  VIRGIN ISLANDS 3.0%
  Richmond Public Utility Revenue, Refunding, FSA Insured, 5.00%, 1/15/37 ....................       12,785,000          13,411,082
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ................................................................................        1,500,000           1,540,680
     10/01/18 ................................................................................        1,500,000           1,539,315
                                                                                                                    ---------------
                                                                                                                         16,491,077
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                           92,378,541
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $532,924,886) ............................................                          552,199,023
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 1.0%
  MUNICIPAL BONDS 1.0%
  VIRGINIA 1.0%
c Lexington IDA Educational Facilities Revenue, VMI Development Board Inc. Project,
    Refunding, Daily VRDN and Put, 3.87%, 12/01/36 ...........................................        3,350,000           3,350,000
c Roanoke IDA Hospital Revenue, Carilion Health System, Refunding,
     Series C-1, FSA Insured, Daily VRDN and Put, 3.87%, 7/01/27 .............................        1,150,000           1,150,000
     Series C-2, FSA Insured, Daily VRDN and Put, 3.87%, 7/01/27 .............................        1,230,000           1,230,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,730,000) .............................................                            5,730,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $538,654,886) 100.2% ...............................................                          557,929,023
  OTHER ASSETS, LESS LIABILITIES (0.2)% ......................................................                           (1,084,610)
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $   556,844,413
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 176.

a Upon review of the Internal Review Service (IRS), income generated by the bond has been deemed to be taxable. Georgia Pacific Corp., (GP) is contesting the IRS determination and is currently negotiating with the Fund on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

b Security purchased on a when-issued or delayed delivery basis.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 175

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
ACES     - Adjustable Convertible Exempt Security
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BAN      - Bond Anticipation Note
BIG      - Bond Investors Guaranty Insurance Co.(acquired
           by MBIA in 1989 and no longer does business
           under this name)
CDA      - Community Development Authority/Agency
CDD      - Community Development District
CDR      - Community Development Revenue
CFD      - Community Facilities District
CIFG     - CDC IXIS Financial Guaranty
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
EDA      - Economic Development Authority
EDC      - Economic Development Corp.
EDR      - Economic Development Revenue
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
HDC      - Housing Development Corp.
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority Revenue
HFC      - Housing Finance Corp.
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDA      - Industrial Development Authority/Agency
IDAR     - Industrial Development Authority Revenue
IDB      - Industrial Development Bond/Board
IDR      - Industrial Development Revenue
IPC      - Industrial Pollution Control
ISD      - Independent School District
MAC      - Municipal Assistance Corp.
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Security
MF       - Multi-Family
MFH      - Multi-Family Housing
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
RMR      - Residential Mortgage Revenue
SF       - Single Family
SFHR     - Single Family Housing Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
SFR      - Single Family Revenue
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
VHA      - Volunteer Hospital of America
XLCA     - XL Capital Assurance


176 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-five funds (the Funds). All Funds are diversified, except the Franklin Connecticut Tax-Free Fund, the Franklin Federal Intermediate-Term Tax-Free Income Fund, the Franklin Florida Insured Tax-Free Income Fund, and the Franklin Maryland Tax-Free Income Fund, which are non-diversified.

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                       Quarterly Statements of Investments | 177

Franklin Tax-Free Trust

3. INCOME TAXES

At May 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   ---------------------------------------------------------
                                                     FRANKLIN              FRANKLIN           FRANKLIN
                                                      ALABAMA               ARIZONA           COLORADO
                                                     TAX-FREE              TAX-FREE           TAX-FREE
                                                    INCOME FUND           INCOME FUND        INCOME FUND
                                                   ---------------------------------------------------------
Cost of investments ............................   $ 267,249,351       $    987,340,635   $     462,465,647
                                                   ==========================================================

Unrealized appreciation ........................   $   9,861,664       $     43,444,977   $      20,639,087
Unrealized depreciation ........................        (343,447)            (1,368,701)           (680,157)
                                                   ---------------------------------------------------------
Net unrealized appreciation (depreciation) .....   $   9,518,217       $     42,076,276   $      19,958,930
                                                   =========================================================

                                                   ---------------------------------------------------------
                                                       FRANKLIN             FRANKLIN       FRANKLIN FEDERAL
                                                     CONNECTICUT            DOUBLE        INTERMEDIATE-TERM
                                                       TAX-FREE             TAX-FREE           TAX-FREE
                                                     INCOME FUND          INCOME FUND         INCOME FUND
                                                   ---------------------------------------------------------
Cost of investments ............................   $ 343,219,682       $    495,100,143   $     633,850,911
                                                   =========================================================

Unrealized appreciation ........................   $  11,422,158       $     17,418,736   $       9,340,260
Unrealized depreciation ........................        (565,335)            (1,199,692)         (1,520,459)
                                                   ---------------------------------------------------------
Net unrealized appreciation (depreciation) .....   $  10,856,823       $     16,219,044   $       7,819,801
                                                   =========================================================

                                                   ---------------------------------------------------------
                                                   FRANKLIN FEDERAL        FRANKLIN            FRANKLIN
                                                    LIMITED-TERM           FLORIDA              FLORIDA
                                                      TAX-FREE         INSURED TAX-FREE        TAX-FREE
                                                    INCOME FUND          INCOME FUND          INCOME FUND
                                                   ---------------------------------------------------------
Cost of investments ............................   $     19,082,312    $   152,183,663    $   1,512,156,772
                                                   =========================================================

Unrealized appreciation ........................   $         16,929    $     6,934,583    $      88,742,286
Unrealized depreciation ........................            (86,159)           (22,705)            (711,040)
                                                   ---------------------------------------------------------
Net unrealized appreciation (depreciation) .....   $        (69,230)   $     6,911,878    $      88,031,246
                                                   =========================================================

                                                   ---------------------------------------------------------
                                                       FRANKLIN            FRANKLIN            FRANKLIN
                                                        GEORGIA           HIGH YIELD            INSURED
                                                       TAX-FREE            TAX-FREE            TAX-FREE
                                                      INCOME FUND        INCOME FUND          INCOME FUND
                                                   ---------------------------------------------------------
Cost of investments ............................   $    279,183,853    $  5,968,785,438   $   2,104,094,521
                                                   =========================================================

Unrealized appreciation ........................   $     11,145,598    $    386,905,675   $      80,165,024
Unrealized depreciation ........................           (476,810)        (13,834,922)         (1,290,455)
                                                   ---------------------------------------------------------
Net unrealized appreciation (depreciation) .....   $     10,668,788    $    373,070,753   $      78,874,569
                                                   =========================================================


178 | Quarterly Statements of Investments

Franklin Tax-Free Trust

3. INCOME TAXES (CONTINUED)

                                                   ---------------------------------------------------------
                                                       FRANKLIN             FRANKLIN            FRANKLIN
                                                       KENTUCKY             LOUISIANA           MARYLAND
                                                       TAX-FREE             TAX-FREE            TAX-FREE
                                                      INCOME FUND         INCOME FUND         INCOME FUND
                                                   ---------------------------------------------------------
Cost of investments ............................   $    144,614,941    $    253,946,432   $     483,284,441
                                                   =========================================================

Unrealized appreciation ........................   $      4,727,306    $      7,975,248   $      15,069,627
Unrealized depreciation ........................           (224,326)           (487,334)           (776,704)
                                                   ---------------------------------------------------------
Net unrealized appreciation (depreciation) .....   $      4,502,980    $      7,487,914   $      14,292,923
                                                   =========================================================

                                                   ---------------------------------------------------------
                                                       FRANKLIN            FRANKLIN            FRANKLIN
                                                     MASSACHUSETTS         MICHIGAN           MINNESOTA
                                                   INSURED TAX-FREE    INSURED TAX-FREE    INSURED TAX-FREE
                                                     INCOME FUND          INCOME FUND        INCOME FUND
                                                   ---------------------------------------------------------
Cost of investments ............................   $    510,545,861    $  1,388,650,362   $     587,496,707
                                                   =========================================================

Unrealized appreciation ........................   $     22,520,982    $     60,043,165   $      19,156,400
Unrealized depreciation ........................           (624,170)         (1,078,612)           (672,429)
                                                   ---------------------------------------------------------
Net unrealized appreciation (depreciation) .....   $     21,896,812    $     58,964,553   $      18,483,971
                                                   =========================================================

                                                   ---------------------------------------------------------
                                                       FRANKLIN            FRANKLIN            FRANKLIN
                                                       MISSOURI           NEW JERSEY        NORTH CAROLINA
                                                       TAX-FREE            TAX-FREE            TAX-FREE
                                                      INCOME FUND        INCOME FUND         INCOME FUND
                                                   ---------------------------------------------------------
Cost of investments ............................   $   680,248,603     $  1,219,874,853   $     745,674,317
                                                   =========================================================

Unrealized appreciation ........................   $    25,784,932     $     52,929,686   $      23,927,986
Unrealized depreciation ........................          (854,104)          (2,278,062)         (1,447,450)
                                                   ---------------------------------------------------------
Net unrealized appreciation (depreciation) .....   $    24,930,828     $     50,651,624   $      22,480,536
                                                   =========================================================

                                                   ---------------------------------------------------------
                                                       FRANKLIN            FRANKLIN            FRANKLIN
                                                     OHIO INSURED           OREGON           PENNSYLVANIA
                                                       TAX-FREE            TAX-FREE            TAX-FREE
                                                      INCOME FUND         INCOME FUND        INCOME FUND
                                                   ---------------------------------------------------------
Cost of investments ............................   $  1,148,336,279    $   771,150,314    $     861,522,519
                                                   =========================================================

Unrealized appreciation ........................   $     44,733,866    $    30,070,023    $      34,391,197
Unrealized depreciation ........................         (1,404,637)        (1,504,709)          (1,055,475)
                                                   ---------------------------------------------------------
Net unrealized appreciation (depreciation) .....   $     43,329,229    $    28,565,314    $      33,335,722
                                                   =========================================================


                                       Quarterly Statements of Investments | 179

Franklin Tax-Free Trust

3. INCOME TAXES (CONTINUED)

                                                   ----------------
                                                       FRANKLIN
                                                       VIRGINIA
                                                       TAX-FREE
                                                      INCOME FUND
                                                   ----------------
Cost of investments ............................   $    538,613,027
                                                   ================

Unrealized appreciation ........................   $     20,362,383
Unrealized depreciation ........................         (1,046,387)
                                                   ----------------
Net unrealized appreciation (depreciation) .....   $     19,315,996
                                                   ================

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


180 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   -------------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 26, 2007


By /S/GALEN G. VETTER
   -----------------
       Galen G. Vetter
      Chief Financial Officer
Date    July 26, 2007





                                Exhibit A





I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

7/26/2007



/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration





I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

7/26/2007



/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer